UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number: 811-4603

Thrivent Series Fund, Inc.

(Exact name of registrant as specified in charter)

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Address of principal executive offices) (Zip code)

John L. Sullivan, Assistant Secretary

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-5704

Date of fiscal year end: December 31

Date of reporting period: March 31, 2009

Item 1. Schedule of Investments

Aggressive Allocation Portfolio

Schedule of Investments as of March 31, 2009

(unaudited)

Shares	Mutual Funds (94.6%)	Value
Equity Mutual Funds (84.4%)
706,561	Thrivent Real Estate Securities Portfolio	$4,548,841
3,348,152	Thrivent Partner Small Cap Growth Portfolio	22,516,654
830,447	Thrivent Partner Small Cap Value Portfolio	8,357,540
3,898,880	Thrivent Small Cap Stock Portfolio	28,703,941
3,945,313	Thrivent Mid Cap Growth Portfolio II	21,642,411
1,556,468	Thrivent Partner Mid Cap Value Portfolio	11,626,964
5,229,255	Thrivent Mid Cap Stock Portfolio	35,188,700
368,098	Thrivent Partner Worldwide Allocation Portfolio	1,958,611
7,010,977	Thrivent Partner International Stock Portfolio	48,773,267
6,228,411	Thrivent Large Cap Growth Portfolio II	35,597,238
3,876,045	Thrivent Large Cap Value Portfolio	26,833,085
4,467,088	Thrivent Large Cap Stock Portfolio	24,578,367
513,284	Thrivent Equity Income Plus Portfolio	3,017,954

	Total Equity Mutual Funds	273,343,573

Fixed Income Mutual Funds (10.2%)
2,457,944	Thrivent High Yield Portfolio	8,751,755
1,854,156	Thrivent Income Portfolio	14,666,371
1,077,113	Thrivent Limited Maturity Bond Portfolio	9,481,071

	Total Fixed Income Mutual Funds	32,899,197

	Total Mutual Funds (cost $513,644,762)	306,242,770

Principal Amount	Long-Term Fixed Income (0.5%)	Value
U.S. Government (0.5%)
	U.S. Treasury Notes
1,500,000	0.875%, 12/31/2010[a]	1,502,754

	Total U.S. Government	1,502,754

	Total Long-Term Fixed Income (cost $1,501,223)	1,502,754

Shares or Principal Amount	Short-Term Investments (4.8%)[b]	Value
	Federal Home Loan Mortgage Corporation Discount Notes
200,000	0.380%, 5/14/2009[a]	199,909
	Federal National Mortgage Association Discount Notes
1,300,000	0.384%, 5/14/2009[a]	1,299,419

Shares or Principal Amount	Short-Term Investments (4.8%)[b]	Value
14,124,881	Thrivent Money Market Portfolio	$14,124,881

	Total Short-Term Investments (at amortized cost)	15,624,209

	Total Investments (cost $530,770,194) 99.9%	$323,369,733

	Other Assets and Liabilities, Net 0.1%	273,342

	Total Net Assets 100.0%	$323,643,075

a	At March 31, 2009, $3,002,082 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
b	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$1,531
Gross unrealized depreciation	(207,401,992)

Net unrealized appreciation (depreciation)	$(207,400,461)

Cost for federal income tax purposes	$530,770,194

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2009, in valuing Aggressive Allocation Portfolio's assets carried at fair value as discussed in the Notes to Schedule of Investments.

Fair Valuation Level	Investments in Securities	Other Financial Instruments*
Level 1	$320,367,651	$2,427,475
Level 2	3,002,082	–
Level 3	–	–

Totals (Level 1,2,3)	$323,369,733	$2,427,475

*	Other Financial Instruments include Futures, Forwards, Written Options and Swap agreements.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
1

Aggressive Allocation Portfolio

Schedule of Investments as of March 31, 2009

(unaudited)

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
E-Mini MSCI EAFE Index Futures	100	June 2009	$4,988,568	$5,195,000	$206,432
Russell 2000 Index Mini-Futures	198	June 2009	7,310,225	8,341,741	1,031,516
S&P 400 Index Mini-Futures	131	June 2009	5,663,490	6,391,490	728,000
S&P 500 Index Futures	27	June 2009	4,903,373	5,364,900	461,527
Total Futures Contracts					$2,427,475

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Aggressive Allocation Portfolio , is as follows:

Portfolio	Value December 31, 2008	Gross Purchases	Gross Sales	Shares Held at March 31, 2009	Value March 31, 2009	Income Earned January 1, 2009 - March 31, 2009
Real Estate Securities	$6,831,279	$–	$155,785	706,561	$4,548,841	$–
Partner Small Cap Growth	25,422,654	–	415,428	3,348,152	22,516,654	–
Partner Small Cap Value	10,222,302	–	155,785	830,447	8,357,540	–
Small Cap Stock	33,717,707	–	519,285	3,898,880	28,703,941	–
Mid Cap Growth II	22,699,981	–	363,499	3,945,313	21,642,411	–
Partner Mid Cap Value	13,078,930	–	207,714	1,556,469	11,626,964	–
Mid Cap Stock	37,675,608	–	571,213	5,229,255	35,188,700	–
Partner Worldwide Allocation	2,219,334	–	–	368,098	1,958,611	–
Partner International Stock	57,328,763	–	–	7,010,977	48,773,267	–
Large Cap Growth II	37,423,862	–	882,784	6,228,411	35,597,238	–
Large Cap Value	32,366,920	–	778,927	3,876,045	26,833,085	–
Large Cap Stock	28,077,766	–	675,070	4,467,088	24,578,367	–
Equity Income Plus	3,601,214	–	51,928	513,284	3,017,954	–
High Yield	8,443,730	225,680	103,857	2,457,944	8,751,755	226,046
Income	15,131,694	226,941	155,786	1,854,156	14,666,371	226,984
Limited Maturity Bond	9,528,194	98,560	155,785	1,077,113	9,481,071	98,540
Money Market	7,615,610	24,925,645	18,416,374	14,124,881	14,124,881	25,076
Total Value and Income Earned	351,385,548				320,367,651	576,646

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
2

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of March 31, 2009

(unaudited)

Shares	Mutual Funds (94.3%)	Value
Equity Mutual Funds (67.4%)
4,096,487	Thrivent Real Estate Securities Portfolio	$26,373,184
4,420,078	Thrivent Partner Small Cap Growth Portfolio	29,725,464
3,124,522	Thrivent Partner Small Cap Value Portfolio	31,444,881
6,861,284	Thrivent Small Cap Stock Portfolio	50,513,456
5,457,343	Thrivent Mid Cap Growth Portfolio II	29,936,801
5,496,577	Thrivent Partner Mid Cap Value Portfolio	41,059,981
17,044,691	Thrivent Mid Cap Stock Portfolio	114,697,137
4,484,268	Thrivent Partner Worldwide Allocation Portfolio	23,860,344
18,829,936	Thrivent Partner International Stock Portfolio	130,994,214
19,379,108	Thrivent Large Cap Growth Portfolio II	110,757,418
19,216,750	Thrivent Large Cap Value Portfolio	133,033,715
19,963,955	Thrivent Large Cap Stock Portfolio	109,843,677
1,894,301	Thrivent Equity Income Plus Portfolio	11,137,919

	Total Equity Mutual Funds	843,378,191

Fixed Income Mutual Funds (26.9%)
26,472,806	Thrivent High Yield Portfolio	94,259,074
21,817,312	Thrivent Income Portfolio	172,574,936
8,025,425	Thrivent Limited Maturity Bond Portfolio	70,642,197

	Total Fixed Income Mutual Funds	337,476,207

	Total Mutual Funds (cost $1,898,192,992)	1,180,854,398

Principal Amount	Long-Term Fixed Income (1.3%)	Value
Collateralized Mortgage Obligations (0.7%)
	Citigroup Mortgage Loan Trust, Inc.
1,039,340	5.500%, 11/25/2035	699,140
	Citimortgage Alternative Loan Trust
3,241,586	5.750%, 4/25/2037	1,667,880
	Countrywide Alternative Loan Trust
805,047	6.000%, 1/25/2037	611,463
	Countrywide Home Loans
3,200,664	5.750%, 4/25/2037	2,426,811
	Deutsche Alt-A Securities, Inc.
841,260	5.500%, 10/25/2021	624,635
1,377,149	6.000%, 10/25/2021	823,560
	J.P. Morgan Mortgage Trust
771,279	6.044%, 10/25/2036	506,225
	MASTR Alternative Loans Trust
731,885	6.500%, 7/25/2034	514,606

Principal Amount	Long-Term Fixed Income (1.3%)	Value
Collateralized Mortgage Obligations (0.7%) - continued
	Merrill Lynch Alternative Note Asset Trust
$821,262	6.000%, 3/25/2037	$418,029

	Total Collateralized Mortgage Obligations	8,292,349

Commercial Mortgage-Backed Securities (<0.1%)
	Greenwich Capital Commercial Funding Corporation
1,350,000	5.867%, 12/10/2049	581,968

	Total Commercial Mortgage-Backed Securities	581,968

U.S. Government (0.6%)
	U.S. Treasury Notes
7,000,000	0.875%, 12/31/2010[a]	7,012,852

	Total U.S. Government	7,012,852

	Total Long-Term Fixed Income (cost $18,212,066)	15,887,169

Shares or Principal Amount	Short-Term Investments (4.2%)[b]	Value
	Federal Home Loan Mortgage Corporation Discount Notes
3,100,000	0.380%, 5/14/2009[a]	3,098,593
	Federal National Mortgage Association Discount Notes
8,150,000	0.372%, 5/14/2009[a]	8,146,483
41,721,607	Thrivent Money Market Portfolio	41,721,607

	Total Short-Term Investments (at amortized cost)	52,966,683

	Total Investments (cost $1,969,371,741) 99.8%	$1,249,708,250

	Other Assets and Liabilities, Net 0.2%	2,048,371

	Total Net Assets 100.0%	$1,251,756,621

a	At March 31, 2009, $18,257,928 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
b	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$7,146
Gross unrealized depreciation	(719,670,637)

Net unrealized appreciation (depreciation)	$(719,663,491)

Cost for federal income tax purposes	$1,969,371,741

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
3

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of March 31, 2009

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2009, in valuing Moderately Aggressive Allocation Portfolio’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Fair Valuation Level	Investments in Securities	Other Financial Instruments*
Level 1	$1,222,576,005	$12,223,951
Level 2	27,132,245	–
Level 3	–	–

Totals (Level 1,2,3)	$1,249,708,250	$12,223,951

*	Other Financial Instruments include Futures, Forwards, Written Options and Swap agreements.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
E-Mini MSCI EAFE Index Futures	860	June 2009	$41,717,257	$44,677,000	$2,959,743
Russell 2000 Index Mini-Futures	686	June 2009	24,862,527	28,901,181	4,038,654
S&P 400 Index Mini-Futures	833	June 2009	36,012,881	40,642,070	4,629,189
S&P 500 Index Futures	22	June 2009	3,775,035	4,371,400	596,365
Total Futures Contracts					$12,223,951

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Moderately Aggressive Allocation Portfolio , is as follows:

Portfolio	Value December 31, 2008	Gross Purchases	Gross Sales	Shares Held at March 31, 2009	Value March 31, 2009	Income Earned January 1, 2009 - March 31, 2009
Real Estate Securities	$39,120,717	$–	$567,767	4,096,487	$26,373,184	$–
Partner Small Cap Growth	33,422,897	–	425,825	4,420,078	29,725,464	–
Partner Small Cap Value	38,261,829	–	425,825	3,124,522	31,444,881	–
Small Cap Stock	59,095,132	–	709,708	6,861,284	50,513,456	–
Mid Cap Growth II	31,319,073	–	425,825	5,457,343	29,936,801	–
Partner Mid Cap Value	46,000,879	–	567,767	5,496,578	41,059,981	–
Mid Cap Stock	122,321,299	–	1,419,417	17,044,691	114,697,137	–
Partner Worldwide Allocation	27,036,551	–	–	4,484,268	23,860,344	–
Partner International Stock	153,972,385	–	–	18,829,936	130,994,214	–
Large Cap Growth II	115,320,245	–	1,703,300	19,379,108	110,757,418	–
Large Cap Value	159,244,087	–	2,838,834	19,216,750	133,033,715	–
Large Cap Stock	123,957,202	–	1,703,300	19,963,955	109,843,677	–
Equity Income Plus	13,230,889	–	141,942	1,894,301	11,137,919	–
High Yield	90,546,222	2,422,973	709,708	26,472,806	94,259,074	2,426,921
Income	177,917,275	2,667,968	1,703,300	21,817,312	172,574,936	2,668,473
Limited Maturity Bond	70,686,329	731,941	851,650	8,025,425	70,642,197	731,789
Money Market	28,319,832	106,412,964	93,011,189	41,721,607	41,721,607	71,870
Total Value and Income Earned	1,329,772,843				1,222,576,005	5,899,053

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
4

Moderate Allocation Portfolio

Schedule of Investments as of March 31, 2009

(unaudited)

Shares	Mutual Funds (93.7%)	Value
Equity Mutual Funds (46.6%)
1,174,827	Thrivent Technology Portfolio[a]	$4,456,235
4,972,252	Thrivent Real Estate Securities Portfolio	32,011,357
3,701,663	Thrivent Partner Small Cap Growth Portfolio	24,894,057
3,768,483	Thrivent Partner Small Cap Value Portfolio	37,925,633
5,320,793	Thrivent Small Cap Stock Portfolio	39,172,208
2,142,910	Thrivent Mid Cap Growth Portfolio II	11,755,147
4,300,140	Thrivent Partner Mid Cap Value Portfolio	32,122,478
13,060,992	Thrivent Mid Cap Stock Portfolio	87,890,026
5,073,189	Thrivent Partner Worldwide Allocation Portfolio	26,993,931
16,867,328	Thrivent Partner International Stock Portfolio	117,340,939
18,724,696	Thrivent Large Cap Growth Portfolio II	107,017,254
22,587,675	Thrivent Large Cap Value Portfolio	156,369,954
17,907,232	Thrivent Large Cap Stock Portfolio	98,527,379
2,355,189	Thrivent Equity Income Plus Portfolio	13,847,807

	Total Equity Mutual Funds	790,324,405

Fixed Income Mutual Funds (47.1%)
31,637,846	Thrivent High Yield Portfolio	112,649,715
44,212,600	Thrivent Income Portfolio	349,721,665
38,316,096	Thrivent Limited Maturity Bond Portfolio	337,269,770

	Total Fixed Income Mutual Funds	799,641,150

	Total Mutual Funds (cost $2,357,997,278)	1,589,965,555

Principal Amount	Long-Term Fixed Income (1.7%)	Value
Collateralized Mortgage Obligations (1.1%)
	Citigroup Mortgage Loan Trust, Inc.
2,425,127	5.500%, 11/25/2035	1,631,327
	Citimortgage Alternative Loan Trust
7,409,340	5.750%, 4/25/2037	3,812,298
	Countrywide Alternative Loan Trust
1,878,444	6.000%, 1/25/2037	1,426,748
	Countrywide Home Loans
7,201,494	5.750%, 4/25/2037	5,460,324
	Deutsche Alt-A Securities, Inc.
1,962,939	5.500%, 10/25/2021	1,457,482
3,166,573	6.000%, 10/25/2021	1,893,668
	J.P. Morgan Mortgage Trust
1,799,652	6.044%, 10/25/2036	1,181,191
	MASTR Alternative Loans Trust
1,699,861	6.500%, 7/25/2034	1,195,215

Principal Amount	Long-Term Fixed Income (1.7%)	Value
Collateralized Mortgage Obligations (1.1%) - continued
	Merrill Lynch Alternative Note Asset Trust
$1,916,277	6.000%, 3/25/2037	$975,400

	Total Collateralized Mortgage Obligations	19,033,653

Commercial Mortgage-Backed Securities (0.1%)
	Greenwich Capital Commercial Funding Corporation
3,150,000	5.867%, 12/10/2049	1,357,924

	Total Commercial Mortgage-Backed Securities	1,357,924

U.S. Government (0.5%)
	U.S. Treasury Notes
9,000,000	0.875%, 12/31/2010[b]	9,016,524

	Total U.S. Government	9,016,524

	Total Long-Term Fixed Income (cost $34,776,563)	29,408,101

Shares or Principal Amount	Short-Term Investments (4.4%)[c]	Value
	Federal Home Loan Mortgage Corporation Discount Notes
4,300,000	0.380%, 5/14/2009[b]	4,298,048
	Federal National Mortgage Association Discount Notes
13,975,000	0.050%, 4/13/2009	13,974,767
18,750,000	0.350%, 5/14/2009[b]	18,742,326
37,277,943	Thrivent Money Market Portfolio	37,277,943

	Total Short-Term Investments (cost $74,293,085)	74,293,084

	Total Investments (cost $2,467,066,926) 99.8%	$1,693,666,740

	Other Assets and Liabilities, Net 0.2%	3,656,402

	Total Net Assets 100.0%	$1,697,323,142

a	Non-income producing security.
b	At March 31, 2009, $32,056,898 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
c	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
5

Moderate Allocation Portfolio

Schedule of Investments as of March 31, 2009

(unaudited)

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$9,188
Gross unrealized depreciation	(773,409,374)

Net unrealized appreciation (depreciation)	$(773,400,186)

Cost for federal income tax purposes	$2,467,066,926

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2009, in valuing Moderate Allocation Portfolio’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Fair Valuation Level	Investments in Securities	Other Financial Instruments*
Level 1	$1,627,243,498	$23,613,813
Level 2	66,423,242	–
Level 3	–	–

Totals (Level 1,2,3)	$1,693,666,740	$23,613,813

*	Other Financial Instruments include Futures, Forwards, Written Options and Swap agreements.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
E-Mini MSCI EAFE Index Futures	1,090	June 2009	$52,874,198	$56,625,500	$3,751,302
Russell 2000 Index Mini-Futures	1,123	June 2009	40,946,344	47,311,990	6,365,646
S&P 400 Index Mini-Futures	1,419	June 2009	61,389,572	69,233,010	7,843,438
S&P 500 Index Futures	222	June 2009	38,457,973	44,111,400	5,653,427
Total Futures Contracts					$23,613,813

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Moderate Allocation Portfolio , is as follows:

Portfolio	Value December 31, 2008	Gross Purchases	Gross Sales	Shares Held at March 31, 2009	Value March 31, 2009	Income Earned January 1, 2009 - March 31, 2009
Technology	$4,269,555	$–	$–	1,174,827	$4,456,235	$–
Real Estate Securities	49,393,237	–	1,872,603	4,972,252	32,011,357	–
Partner Small Cap Growth	28,096,145	–	436,302	3,701,663	24,894,057	–
Partner Small Cap Value	46,353,405	–	654,452	3,768,483	37,925,633	–
Small Cap Stock	47,277,589	–	1,654,452	5,320,793	39,172,208	–
Mid Cap Growth II	12,361,202	–	218,151	2,142,910	11,755,147	–
Partner Mid Cap Value	36,513,686	–	872,603	4,300,141	32,122,478	–
Mid Cap Stock	94,011,700	–	1,308,905	13,060,992	87,890,026	–
Partner Worldwide Allocation	30,587,271	–	–	5,073,189	26,993,931	–
Partner International Stock	143,177,677	–	4,000,000	16,867,328	117,340,939	–
Large Cap Growth II	112,299,552	–	2,399,659	18,724,696	107,017,254	–
Large Cap Value	187,460,023	–	3,490,412	22,587,675	156,369,954	–
Large Cap Stock	111,217,996	–	1,527,055	17,907,232	98,527,379	–
Equity Income Plus	16,507,327	–	218,151	2,355,189	13,847,807	–
High Yield	108,347,447	2,898,860	981,679	31,637,846	112,649,715	2,903,579
Income	362,069,509	5,423,976	4,926,714	44,212,600	349,721,665	5,425,001
Limited Maturity Bond	337,673,887	3,497,432	4,253,940	38,316,096	337,269,770	3,496,704
Money Market	28,065,946	135,912,510	126,700,513	37,277,943	37,277,943	83,254
Total Value and Income Earned	1,755,683,154				1,627,243,498	11,908,538

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
6

Moderately Conservative Allocation Portfolio

Schedule of Investments as of March 31, 2009

(unaudited)

Shares	Mutual Funds (89.6%)	Value
Equity Mutual Funds (29.0%)
1,138,810	Thrivent Real Estate Securities Portfolio	$7,331,657
988,591	Thrivent Partner Small Cap Value Portfolio	9,949,077
2,105,082	Thrivent Small Cap Stock Portfolio	15,497,826
1,729,983	Thrivent Partner Mid Cap Value Portfolio	12,923,144
4,083,874	Thrivent Mid Cap Stock Portfolio	27,481,203
2,594,988	Thrivent Partner Worldwide Allocation Portfolio	13,807,673
3,646,384	Thrivent Partner International Stock Portfolio	25,366,798
4,773,301	Thrivent Large Cap Growth Portfolio II	27,280,849
7,057,259	Thrivent Large Cap Value Portfolio	48,855,993
2,375,896	Thrivent Large Cap Stock Portfolio	13,072,418
882,021	Thrivent Equity Income Plus Portfolio	5,186,020

	Total Equity Mutual Funds	206,752,658

Fixed Income Mutual Funds (60.6%)
9,870,539	Thrivent High Yield Portfolio	35,145,041
11,663,490	Thrivent Income Portfolio	92,258,208
34,537,617	Thrivent Limited Maturity Bond Portfolio	304,010,463

	Total Fixed Income Mutual Funds	431,413,712

	Total Mutual Funds (cost $859,191,860)	638,166,370

Principal Amount	Long-Term Fixed Income (2.2%)	Value
Collateralized Mortgage Obligations (1.5%)
	Citigroup Mortgage Loan Trust, Inc.
1,316,498	5.500%, 11/25/2035	885,578
	Citimortgage Alternative Loan Trust
4,075,137	5.750%, 4/25/2037	2,096,764
	Countrywide Alternative Loan Trust
1,019,727	6.000%, 1/25/2037	774,520
	Countrywide Home Loans
4,000,830	5.750%, 4/25/2037	3,033,514
	Deutsche Alt-A Securities, Inc.
1,065,595	5.500%, 10/25/2021	791,205
1,738,511	6.000%, 10/25/2021	1,039,661
	J.P. Morgan Mortgage Trust
976,954	6.044%, 10/25/2036	641,217
	MASTR Alternative Loans Trust
967,976	6.500%, 7/25/2034	680,608
	Merrill Lynch Alternative Note Asset Trust
1,040,264	6.000%, 3/25/2037	529,503

	Total Collateralized Mortgage Obligations	10,472,570

Principal Amount	Long-Term Fixed Income (2.2%)	Value
Commercial Mortgage-Backed Securities (0.1%)
	Greenwich Capital Commercial Funding Corporation
$1,710,000	5.867%, 12/10/2049	$737,159

	Total Commercial Mortgage- Backed Securities	737,159

U.S. Government (0.6%)
	U.S. Treasury Notes
4,000,000	0.875%, 12/31/2010[a]	4,007,344

	Total U.S. Government	4,007,344

	Total Long-Term Fixed Income (cost $18,159,337)	15,217,073

Shares or Principal Amount	Short-Term Investments (8.0%)[b]	Value
	Federal National Mortgage Association Discount Notes
8,000,000	0.344%, 5/14/2009[a]	7,996,781
49,269,777	Thrivent Money Market Portfolio	49,269,777

	Total Short-Term Investments (cost $57,266,559)	57,266,558

	Total Investments (cost $934,617,756) 99.8%	$710,650,001

	Other Assets and Liabilities, Net 0.2%	1,281,601

	Total Net Assets 100.0%	$711,931,602

a	At March 31, 2009, $12,004,125 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
b	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$4,083
Gross unrealized depreciation	(223,971,838)

Net unrealized appreciation (depreciation)	$(223,967,755)

Cost for federal income tax purposes	$934,617,756

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
7

Moderately Conservative Allocation Portfolio

Schedule of Investments as of March 31, 2009

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2009, in valuing Moderately Conservative Allocation Portfolio’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Fair Valuation Level	Investments in Securities	Other Financial Instruments*
Level 1	$687,436,147	$9,228,472
Level 2	23,213,854	–
Level 3	–	–

Totals (Level 1,2,3)	$710,650,001	$9,228,472

*	Other Financial Instruments include Futures, Forwards, Written Options and Swap agreements.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
E-Mini MSCI EAFE Index Futures	340	June 2009	$16,492,869	$17,663,000	$1,170,131
Russell 2000 Index Mini-Futures	485	June 2009	17,732,033	20,433,050	2,701,017
S&P 400 Index Mini-Futures	215	June 2009	9,295,041	10,489,850	1,194,809
S&P 500 Index Futures	167	June 2009	29,020,385	33,182,900	4,162,515
Total Futures Contracts					$9,228,472

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Moderately Conservative Allocation Portfolio, is as follows:

Portfolio	Value December 31, 2008	Gross Purchases	Gross Sales	Shares Held at March 31, 2009	Value March 31, 2009	Income Earned January 1, 2009 - March 31, 2009
Real Estate Securities	$10,895,334	$–	$189,108	1,138,810	$7,331,657	$–
Partner Small Cap Value	12,043,151	–	94,554	988,591	9,949,077	–
Small Cap Stock	18,025,517	–	141,831	2,105,082	15,497,826	–
Partner Mid Cap Value	14,371,785	–	94,554	1,729,984	12,923,144	–
Mid Cap Stock	29,122,644	–	189,108	4,083,874	27,481,203	–
Partner Worldwide Allocation	15,645,703	–	–	2,594,988	13,807,673	–
Partner International Stock	29,816,480	–	–	3,646,384	25,366,798	–
Large Cap Growth II	28,289,254	–	330,938	4,773,301	27,280,849	–
Large Cap Value	57,828,193	–	567,323	7,057,259	48,855,993	–
Large Cap Stock	14,721,702	–	189,108	2,375,896	13,072,418	–
Equity Income Plus	6,132,818	–	47,277	882,021	5,186,020	–
High Yield	33,776,091	902,425	283,661	9,870,539	35,145,041	903,897
Income	94,900,381	1,422,552	709,154	11,663,490	92,258,208	1,422,822
Limited Maturity Bond	302,430,975	3,135,679	1,891,076	34,537,617	304,010,463	3,135,022
Money Market	23,837,188	72,147,180	46,714,591	49,269,777	49,269,777	86,618
Total Value and Income Earned	691,837,216				687,436,147	5,548,359

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
8

Technology Portfolio

Schedule of Investments as of March 31, 2009

(unaudited)

Shares	Common Stock (93.3%)	Value
Communications Equipment (9.9%)
70,000	ADC Telecommunications, Inc.[a]	$307,300
126,600	Brocade Communications[a]	436,770
71,000	Motorola, Inc.	300,330
14,200	Polycom, Inc.[a]	218,538
22,293	QUALCOMM, Inc.	867,421
7,100	Research in Motion, Ltd.[a,b]	305,797

	Total Communications Equipment	2,436,156

Computers & Peripherals (16.2%)
8,856	Apple, Inc.[a]	930,943
137,629	EMC Corporation[a]	1,568,970
5,757	International Business Machines Corporation	557,796
39,500	NETAPP, Inc.[a]	586,180
17,800	Western Digital Corporation[a]	344,252

	Total Computers & Peripherals	3,988,141

Consumer Discretionary (2.3%)
7,800	Amazon.com, Inc.[a]	572,832

	Total Consumer Discretionary	572,832

Electronic Equipment, Instruments & Components (3.5%)
324,301	China High Speed Transmission
	Equipment Group Company, Ltd.	463,505
57,039	Comverge, Inc.[a,b]	396,421

	Total Electronic Equipment, Instruments & Components	859,926

Financials (2.8%)
16,300	First Trust Global Wind Energy ETF	172,780
20,300	HCC Insurance Holdings, Inc.	511,357

	Total Financials	684,137

Health Care (3.2%)
2,200	Alcon, Inc.	200,002
22,689	BioMarin Pharmaceutical, Inc.[a,b]	280,209
8,100	Novartis AG ADR	306,423

	Total Health Care	786,634

Industrials (5.8%)
17,862	American Superconductor Corporation[a,b]	309,191
2,735	First Solar, Inc.[a,b]	362,934
213,257	Hansen Transmissions International NVa	303,744
38	Japan Wind Development Company, Ltd.	103,690
33,529	Polypore International, Inc.[a]	134,787
9,800	Quanta Services, Inc.[a]	210,210

	Total Industrials	1,424,556

Internet Software & Services (7.7%)
2,425	Google, Inc.[a]	844,045
83,300	Yahoo!, Inc.[a]	1,067,073

	Total Internet Software & Services	1,911,118

Shares	Common Stock (93.3%)	Value
Semiconductors & Semiconductor Equipment (24.3%)
18,200	Altera Corporation	$319,410
51,600	Applied Materials, Inc.	554,700
334,000	Atmel Corporation[a]	1,212,420
72,085	FormFactor, Inc.[a]	1,298,972
23,000	MEMC Electronic Materials, Inc.[a]	379,270
58,800	PMC-Sierra, Inc.[a]	375,144
3,300	PowerShares Dynamic Semiconductors Portfolio	31,185
69,400	Taiwan Semiconductor Manufacturing Company, Ltd. ADR	621,130
277,939	Teradyne, Inc.[a]	1,217,373

	Total Semiconductors & Semiconductor Equipment	6,009,604

Software (17.6%)
50,200	Activision Blizzard, Inc.[a]	525,092
33,400	Check Point Software Technologies, Ltd.[a,b]	741,814
104,200	Compuware Corporation[a]	686,678
42,600	Microsoft Corporation	782,562
25,200	Nuance Communications, Inc.[a]	273,672
41,900	Synopsys, Inc.[a]	868,587
19,800	VMware, Inc.[a,b]	467,676

	Total Software	4,346,081

	Total Common Stock (cost $23,697,923)	23,019,185

Shares	Collateral Held for Securities Loaned (10.5%)	Value
2,587,676	Thrivent Financial Securities Lending Trust	2,587,676

	Total Collateral Held for Securities Loaned (cost $2,587,676)	2,587,676

Shares	Short-Term Investments (4.6%)	Value
1,121,531	Thrivent Money Market Portfolio	1,121,531

	Total Short-Term Investments (at amortized cost)	1,121,531

	Total Investments (cost $27,407,130) 108.4%	$26,728,392

	Other Assets and Liabilities, Net (8.4%)	(2,062,660)

	Total Net Assets 100.0%	$24,665,732

a	Non-income producing security.
b	All or a portion of the security is on loan.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	-	Exchange Traded Fund.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
9

Technology Portfolio

Schedule of Investments as of March 31, 2009

(unaudited)

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$1,993,148
Gross unrealized depreciation	(2,671,886)

Net unrealized appreciation (depreciation)	$(678,738)

Cost for federal income tax purposes	$27,407,130

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2009, in valuing Technology Portfolio’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Fair Valuation Level	Investments in Securities	Other Financial Instruments*
Level 1	$25,857,453	$–
Level 2	870,939	–
Level 3	–	–

Totals (Level 1,2,3)	$26,728,392	$–

*	Other Financial Instruments include Futures, Forwards, Written Options and Swap agreements.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Technology Portfolio, is as follows:

Portfolio	Value December 31, 2008	Gross Purchases	Gross Sales	Shares Held at March 31, 2009	Value March 31, 2009	Income Earned January 1, 2009 - March 31, 2009
Money Market	$1,319,500	$4,265,530	$4,463,499	1,121,531	$1,121,531	$3,976
Thrivent Financial Securities Lending Trust	2,295,165	5,926,360	5,633,849	2,587,676	2,587,676	5,762
Total Value and Income Earned	3,614,665				3,709,207	9,738

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
10

Partner Healthcare Portfolio

Schedule of Investments as of March 31, 2009

(unaudited)

Shares	Common Stock (92.6%)	Value
Biotechnology (24.8%)
4,400	Affymax, Inc.[a]	$70,884
5,400	Alexion Pharmaceuticals, Inc.[a]	203,364
7,500	Amgen, Inc.[a]	371,400
690	Basilea Pharmaceutica[a]	42,989
4,700	Biogen Idec, Inc.[a]	246,374
16,367	BioMarin Pharmaceutical, Inc.[a]	202,132
6,500	Celgene Corporation[a]	288,600
4,700	InterMune, Inc.[a]	77,268
5,091	Momenta Pharmaceuticals, Inc.[a]	56,052
4,280	Myriad Genetics, Inc.[a]	194,612
7,200	Onyx Pharmaceuticals, Inc.[a]	205,560
10,200	Progenics Pharmaceuticals, Inc.[a]	67,218
1,300	United Therapeutics Corporation[a]	85,917

	Total Biotechnology	2,112,370

Health Care Equipment (7.5%)
6,600	Given Imaging, Ltd.	46,596
900	Intuitive Surgical, Inc.[a]	85,824
6,800	St. Jude Medical, Inc.[a]	247,044
4,900	Stryker Corporation	166,796
3,167	Varian Medical Systems, Inc.[a]	96,404

	Total Health Care Equipment	642,664

Health Care Supplies (0.7%)
7,000	Align Technology, Inc.[a]	55,510

	Total Health Care Supplies	55,510

Life Sciences Tools & Services (4.3%)
6,600	Life Technologies Corporation[a]	214,368
4,600	Luminex Corporation[a]	83,352
5,000	Sequenom, Inc.[a]	71,100

	Total Life Sciences Tools & Services	368,820

Pharmaceuticals (55.3%)
5,700	Abbott Laboratories	271,890
3,400	Allergan, Inc.	162,384
14,900	Bristol-Myers Squibb Company	326,608
11,492	Dr. Reddy’s Laboratories, Ltd. ADR	108,599
9,700	GlaxoSmithKline plc ADR	301,379
28,100	Hikma Pharmaceuticals plc	145,343
8,000	Johnson & Johnson	420,800
18,400	Merck & Company, Inc.	492,200
3,700	Nichi-iko Pharmaceutical Company, Ltd.	104,525
6,500	Novartis AG	245,918
8,740	Novo Nordisk A/S ADR	419,345
38,900	Pfizer, Inc.	529,818
800	Richter Gedeon Nyrt	87,381
5,410	Roche Holding AG	742,523
3,340	Shire Pharmaceuticals Group plc ADR	120,040
3,700	Stada Arzneimittel AG	60,364
3,800	Teva Pharmaceutical Industries, Ltd. ADR	171,190

	Total Pharmaceuticals	4,710,307

	Total Common Stock (cost $8,765,275)	7,889,671

Shares	Short-Term Investments (6.5%)	Value
551,507	Thrivent Money Market Portfolio	$551,507

	Total Short-Term Investments (at amortized cost)	551,507

	Total Investments (cost $9,316,782) 99.1%	$8,441,178

	Other Assets and Liabilities, Net 0.9%	79,455

	Total Net Assets 100.0%	$8,520,633

a	Non-income producing security.

Definitions:

ADR -	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$298,145
Gross unrealized depreciation	(1,173,749)

Net unrealized appreciation (depreciation)	$(875,604)

Cost for federal income tax purposes	$9,316,782

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2009, in valuing Partner Healthcare Portfolio’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Fair Valuation Level	Investments in Securities	Other Financial Instruments*
Level 1	$7,012,135	$–
Level 2	1,429,043	–
Level 3	–	–

Totals (Level 1,2,3)	$8,441,178	$–

*	Other Financial Instruments include Futures, Forwards, Written Options and Swap agreements.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
11

Partner Healthcare Portfolio

Schedule of Investments as of March 31, 2009

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Healthcare Portfolio, is as follows:

Portfolio	Value December 31, 2008	Gross Purchases	Gross Sales	Shares Held at March 31, 2009	Value March 31, 2009	Income Earned January 1, 2009 - March 31, 2009
Money Market	$348,090	$2,076,855	$1,873,438	551,507	$551,507	$1,612
Total Value and Income Earned	348,090				551,507	1,612

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
12

Partner Natural Resources Portfolio

Schedule of Investments as of March 31, 2009

(unaudited)

Shares	Common Stock (83.0%)	Value
Coal & Consumable Fuels (2.0%)
700	Arch Coal, Inc.	$9,359
1,700	CONSOL Energy, Inc.	42,908
200	Patriot Coal Corporation[a]	742
4,100	Peabody Energy Corporation	102,664

	Total Coal & Consumable Fuels	155,673

Industrials (0.9%)
1,200	Aegean Marine Petroleum Network, Inc.	20,100
3,000	Saipem SPA	53,377

	Total Industrials	73,477

Integrated Oil & Gas (21.7%)
1,100	BP plc ADR	44,110
4,400	Chevron Corporation	295,856
4,300	Coastal Energy Company[a]	8,015
2,400	ConocoPhillips	93,984
400	Eni SPA	15,328
3,300	Exxon Mobil Corporation	224,730
2,100	Hess Corporation	113,820
1,100	Husky Energy, Inc.	23,338
4,400	Marathon Oil Corporation	115,676
4,000	Murphy Oil Corporation	179,080
3,800	Occidental Petroleum Corporation	211,470
3,000	Petroleo Brasileiro SA ADR	91,410
6,800	Suncor Energy, Inc.	151,770
2,900	Total SA ADR	142,274

	Total Integrated Oil & Gas	1,710,861

Materials (8.1%)
200	Alcoa, Inc.	1,468
1,700	Aluminum Corporation of China, Ltd.	24,854
1,500	Barrick Gold Corporation	48,553
2,700	BHP Billiton, Ltd.	59,674
4,100	Companhia Vale do Rio Doce ADR	54,530
800	E.I. du Pont de Nemours and Company	17,864
10,200	Eldorado Gold Corporation[a]	92,227
1,700	First Quantum Minerals, Ltd.	47,866
4,100	Goldcorp, Inc.	138,011
2,400	HudBay Minerals, Inc.[a]	11,250
200	Intrepid Potash, Inc.[a]	3,690
2,100	Newcrest Mining, Ltd.	48,342
100	Newmont Mining Corporation	4,476
400	Praxair, Inc.	26,916
2,700	Southern Copper Corporation	47,034
1,700	Votorantim Celulose e Papel SA ADR[a]	7,446

	Total Materials	634,201

Oil & Gas Drilling (8.1%)
1,700	Diamond Offshore Drilling, Inc.	106,862
2,900	Helmerich & Payne, Inc.	66,033
3,500	Nabors Industries, Ltd.[a]	34,965
4,800	Noble Corporation	115,632
1,700	Pride International, Inc.[a]	30,566
400	Rowan Companies, Inc.	4,788

Shares	Common Stock (83.0%)	Value
Oil & Gas Drilling (8.1%) - continued
4,800	Transocean, Ltd.[a]	$282,432

	Total Oil & Gas Drilling	641,278

Oil & Gas Equipment & Services (12.3%)
1,300	Acergy SA	8,034
2,900	Baker Hughes, Inc.	82,795
400	BJ Services Company	3,980
6,100	Cameron International Corporation[a]	133,773
3,300	Dresser-Rand Group, Inc.[a]	72,930
700	Dril-Quip, Inc.[a]	21,490
2,300	FMC Technologies, Inc.[a]	72,151
5,700	Halliburton Company	88,179
7,400	National Oilwell Varco, Inc.[a]	212,454
2,100	Schlumberger, Ltd.	85,302
2,300	Smith International, Inc.	49,404
700	Technip SA	24,430
1,300	Tesco Corporation[a]	10,166
900	Trican Well Service, Ltd.	4,597
9,200	Weatherford International, Ltd.[a]	101,844

	Total Oil & Gas Equipment & Services	971,529

Oil & Gas Exploration & Production (28.0%)
700	Addax Petroleum Corporation	15,157
1,700	Anadarko Petroleum Corporation	66,113
4,100	Apache Corporation	262,769
2,900	Cabot Oil & Gas Corporation	68,353
2,500	Canadian Natural Resources, Ltd.	96,982
900	Carrizo Oil & Gas, Inc.[a]	7,992
200	Cimarex Energy Company	3,676
800	CNOOC, Ltd.	80,480
1,200	Compton Petroleum Corporation[a]	780
6,800	Connacher Oil & Gas, Ltd.[a]	3,991
6,100	Crew Energy, Inc.[a]	18,917
1,100	Denbury Resources, Inc.[a]	16,346
5,800	Devon Energy Corporation	259,202
4,100	EnCana Corporation	167,798
4,800	EOG Resources, Inc.	262,848
1,200	Forest Oil Corporation[a]	15,780
1,200	Iteration Energy, Ltd.[a]	933
400	Mariner Energy, Inc.[a]	3,100
2,100	Newfield Exploration Company[a]	47,670
3,300	Nexen, Inc.	55,960
200	Niko Resources, Ltd.	9,308
2,200	Noble Energy, Inc.	118,536
1,900	Pan Orient Energy Corporation[a]	6,103
600	Paramount Resources, Ltd.[a]	2,870
2,400	Petro-Canada	64,473
800	Pioneer Natural Resources Company	13,176
4,100	Progress Energy Resources Corporation	30,438
4,500	Range Resources Corporation	185,220
1,500	Southwestern Energy Company[a]	44,535
17,200	Talisman Energy, Inc.	182,123
5,100	TriStar Oil & Gas, Ltd.[a]	37,336
5,700	TUSK Energy Corporation[a]	9,630
1,500	Whiting Petroleum Corporation[a]	38,775

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
13

Partner Natural Resources Portfolio

Schedule of Investments as of March 31, 2009

(unaudited)

Shares	Common Stock (83.0%)	Value
Oil & Gas Exploration & Production (28.0%) - continued
400	XTO Energy, Inc.	$12,248

	Total Oil & Gas Exploration & Production	2,209,618

Oil & Gas Refining & Marketing (0.4%)
1,500	Valero Energy Corporation	26,850

	Total Oil & Gas Refining & Marketing	26,850

Oil & Gas Storage & Transportation (0.2%)
1,500	Williams Companies, Inc.	17,070

	Total Oil & Gas Storage & Transportation	17,070

Utilities (1.3%)
3,200	EQT Corporation	100,256

	Total Utilities	100,256

	Total Common Stock (cost $10,676,802)	6,540,813

Shares	Short-Term Investments (16.7%)	Value
1,316,814	Thrivent Money Market Portfolio	1,316,814

	Total Short-Term Investments (at amortized cost)	1,316,814

	Total Investments (cost $11,993,616) 99.7%	$7,857,627

	Other Assets and Liabilities, Net 0.3%	23,948

	Total Net Assets 100.0%	$7,881,575

a	Non-income producing security.

Definitions:

ADR -	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$20,623
Gross unrealized depreciation	(4,156,612)

Net unrealized appreciation (depreciation)	$(4,135,989)

Cost for federal income tax purposes	$11,993,616

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2009, in valuing Partner Natural Resources Portfolio’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Fair Valuation Level	Investments in Securities	Other Financial Instruments*
Level 1	$7,696,234	$22
Level 2	161,393	–
Level 3	–	–

Totals (Level 1,2,3)	$7,857,627	$22

*	Other Financial Instruments include Futures, Forwards, Written Options and Swap agreements.

Foreign Currency Forward Contracts	Contracts to Deliver/Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)

Sales
Canadian Dollar	1,710	4/1/2009 - 4/3/2009	$1,378	$1,356	$22
Total Foreign Currency Forward Contracts Sales			$1,378	$1,356	$22

Net Unrealized Gain/(Loss) on Foreign Currency Forward Contracts					$22

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Natural Resources Portfolio , is as follows:

Portfolio	Value December 31, 2008	Gross Purchases	Gross Sales	Shares Held at March 31, 2009	Value March 31, 2009	Income Earned January 1, 2009 - March 31, 2009
Money Market	$680,495	$2,090,917	$1,454,598	1,316,814	$1,316,814	$2,761
Total Value and
Income Earned	680,495				1,316,814	2,761

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
14

Partner Emerging Markets Portfolio

Schedule of Investments as of March 31, 2009

(unaudited)

Shares	Common Stock (98.1%)	Value[a]
Brazil (16.0%)
13,300	Banco Bradesco SA ADR	$131,670
15,700	Companhia Vale do Rio Doce SP ADR	177,096
14,300	Lojas Renner SA	88,520
6,700	Petroleo Brasileiro SA ADR	164,150
4,000	Souza Cruz SA	76,489
5,000	Ultrapar Participacoes SA	119,407

	Total Brazil	757,332

Chile (2.1%)
2,900	Banco Santander Chile SA ADR	99,615

	Total Chile	99,615

China (3.0%)
175,000	PetroChina Company, Ltd.	139,612

	Total China	139,612

Hong Kong (10.4%)
20,000	China Mobile, Ltd.	174,218
48,000	Hang Lung Group, Ltd.	146,202
2,600	Hong Kong Exchanges and Clearing, Ltd.	24,537
22,000	Swire Pacific, Ltd.	146,715

	Total Hong Kong	491,672

Hungary (3.0%)
1,300	Richter Gedeon Nyrt	141,994

	Total Hungary	141,994

India (7.3%)
6,400	Grasim Industries, Ltd.	195,008
4,400	ICICI Bank, Ltd. ADR	58,476
3,500	Infosys Technologies, Ltd. ADR	93,205

	Total India	346,689

Indonesia (2.2%)
85,000	PT Astra International Tbk	105,217

	Total Indonesia	105,217

Israel (4.1%)
4,000	Check Point Software Technologies, Ltd.[b]	88,840
2,350	Teva Pharmaceutical Industries, Ltd. ADR	105,867

	Total Israel	194,707

Luxembourg (2.3%)
5,500	Tenaris SA ADR	110,935

	Total Luxembourg	110,935

Malaysia (3.3%)
45,000	Bumiputra-Commerce Holdings Berhad	84,645
34,000	Public Bank Berhad	70,461

	Total Malaysia	155,106

Mexico (8.9%)
115,000	Consorcio ARA SAB de CV	30,120
6,100	Fomento Economico Mexicano SAB de CV ADR	153,781
2,400	Grupo Aeroportuario del Sureste SAB de CV ADR	69,072

Shares	Common Stock (98.1%)	Value[a]
Mexico (8.9%) - continued
70,000	Grupo Financiero Banorte SA de CV ADR	$92,608
50,500	Organizacion Soriana SAB de CVb	80,928

	Total Mexico	426,509

Philippines (2.8%)
515,000	Ayala Land, Inc.	60,789
102,000	Bank of the Philippine Islands	71,703

	Total Philippines	132,492

Russia (2.3%)
2,937	LUKOIL ADR	110,114

	Total Russia	110,114

South Africa (5.5%)
20,700	Massmart Holdings, Ltd.	152,186
32,000	Truworths International, Ltd.	108,551

	Total South Africa	260,737

South Korea (7.2%)
9,501	Busan Bank	40,959
1,773	Samsung Electronics Company, Ltd. GDR[b]	196,515
330	Shinsegae Company, Ltd.	103,643

	Total South Korea	341,117

Taiwan (5.2%)
66,000	Taiwan Mobile Company, Ltd.	95,806
100,000	Taiwan Semiconductor Manufacturing Company, Ltd.	150,585

	Total Taiwan	246,391

Thailand (5.2%)
50,000	PTT Exploration & Production Public Company, Ltd.	131,500
42,000	Siam Cement Public Company, Ltd.	116,192

	Total Thailand	247,692

Turkey (4.9%)
48,000	Akbank TAS	141,032
4,200	BIM Birlesik Magazalar AS	89,087

	Total Turkey	230,119

United Kingdom (2.4%)
9,307	Standard Chartered plc	115,573

	Total United Kingdom	115,573

	Total Common Stock (cost $8,569,495)	4,653,623

Shares	Short-Term Investments (1.1%)	Value
50,819	Thrivent Money Market Portfolio	50,819

	Total Short-Term Investments (at amortized cost)	50,819

	Total Investments (cost $8,620,314) 99.2%	$4,704,442

	Other Assets and Liabilities, Net 0.8%	35,884

	Total Net Assets 100.0%	$4,740,326

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
15

Partner Emerging Markets Portfolio

Schedule of Investments as of March 31, 2009

(unaudited)

a	Security is fair valued as discussed in the Notes to Schedule of Investments.
b	Non-income producing security.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
GDR	-	Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$22,860
Gross unrealized depreciation	(3,938,732)

Net unrealized appreciation (depreciation)	$(3,915,872)

Cost for federal income tax purposes	$8,620,314

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2009, in valuing Partner Emerging Markets Portfolio’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Fair Valuation Level	Investments in Securities	Other Financial Instruments*
Level 1	$1,303,526	$–
Level 2	3,400,916	–
Level 3	–	–

Totals (Level 1,2,3)	$4,704,442	$–

*	Other Financial Instruments include Futures, Forwards, Written Options and Swap agreements.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Emerging Markets Portfolio, is as follows:

Portfolio	Value December 31, 2008	Gross Purchases	Gross Sales	Shares Held at March 31, 2009	Value March 31, 2009	Income Earned January 1, 2009 - March 31, 2009
Money Market	$71,414	$211,248	$231,843	50,819	$50,819	$123
Total Value and Income Earned	71,414				50,819	123

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
16

Real Estate Securities Portfolio

Schedule of Investments as of March 31, 2009

(unaudited)

Shares	Common Stock (94.8%)	Value
Diversified REITS (6.9%)
31,565	Colonial Properties Trust	$120,263
104,294	Liberty Property Trust	1,975,328
14,100	PS Business Parks, Inc.	519,585
177,152	Vornado Realty Trust[a]	5,888,532
24,500	Washington Real Estate Investment Trust[a]	423,850

	Total Diversified REITS	8,927,558

Financials (2.3%)
100,254	iShares Dow Jones U.S. Real Estate Index Fund[a]	2,552,467
19,297	SPDR DJ Wilshire International Real Estate ETF[a]	425,692

	Total Financials	2,978,159

Foreign (0.8%)
187,700	Brookfield Properties Corporation[a]	1,077,398

	Total Foreign	1,077,398

Hotels, Resorts & Cruise Lines (0.7%)
975	Marriott International, Inc.	15,951
68,720	Starwood Hotels & Resorts Worldwide, Inc.	872,744

	Total Hotels, Resorts & Cruise Lines	888,695

Industrial REITS (4.1%)
107,663	AMB Property Corporation	1,550,347
196,153	DCT Industrial Trust, Inc.	621,805
25,475	DuPont Fabros Technology, Inc.	175,268
28,700	EastGroup Properties, Inc.	805,609
25,100	First Potomac Realty Trust	184,485
295,950	ProLogis Trust[a]	1,923,675

	Total Industrial REITS	5,261,189

Mortgage REITS (0.3%)
20,680	Annaly Capital Management, Inc.	286,832
7,500	Anworth Mortgage Asset Corporation	45,975
13,907	MFA Mortgage Investments, Inc.	81,773

	Total Mortgage REITS	414,580

Office REITS (16.1%)
53,500	Alexandria Real Estate Equities, Inc.[a]	1,947,400
85,407	BioMed Realty Trust, Inc.	578,205
159,000	Boston Properties, Inc.[a]	5,569,770
125,385	Brandywine Realty Trust	357,347
76,830	Corporate Office Properties Trust[a]	1,907,689
124,275	Digital Realty Trust, Inc.[a]	4,123,445
113,600	Douglas Emmett, Inc.	839,504
125,000	Duke Realty Corporation[a]	687,500
67,300	Highwoods Properties, Inc.	1,441,566
41,960	HRPT Properties Trust	133,852
51,815	Kilroy Realty Corporation	890,700
20,289	Lexington Corporate Properties Trust	48,288
81,875	Mack-Cali Realty Corporation	1,621,944
74,021	SL Green Realty Corporation[a]	799,427

	Total Office REITS	20,946,637

Shares	Common Stock (94.8%)	Value
Real Estate Operating Companies (<0.1%)
10,000	Forest City Enterprises	$36,000

	Total Real Estate Operating Companies	36,000

Residential REITS (17.7%)
58,350	American Campus Communities, Inc.	1,012,956
103,236	Apartment Investment & Management Company[a]	565,733
111,040	AvalonBay Communities, Inc.[a]	5,225,542
60,377	BRE Properties, Inc.[a]	1,185,201
80,000	Camden Property Trust	1,726,400
28,314	Equity Lifestyle Properties, Inc.	1,078,763
305,366	Equity Residential REIT	5,603,466
47,000	Essex Property Trust, Inc.[a]	2,694,980
37,000	Home Properties, Inc.[a]	1,134,050
37,912	Mid-America Apartment Communities, Inc.	1,168,827
44,575	Post Properties, Inc.	451,991
124,831	UDR, Inc.[a]	1,074,795

	Total Residential REITS	22,922,704

Retail REITS (21.1%)
47,803	Acadia Realty Trust[a]	507,190
54,797	CBL & Associates Properties, Inc.[a]	129,321
90,600	Developers Diversified Realty Corporation[a]	192,978
15,900	Equity One, Inc.[a]	193,821
98,000	Federal Realty Investment Trust[a]	4,508,000
38,000	Inland Real Estate Corporation	269,420
258,650	Kimco Realty Corporation[a]	1,970,913
127,399	Macerich Company[a]	797,518
89,000	National Retail Properties, Inc.[a]	1,409,760
11,851	Pennsylvania Real Estate Investment Trust[a]	42,071
8,513	Ramco-Gershenson Properties Trust	54,909
36,625	Realty Income Corporation[a]	689,282
113,000	Regency Centers Corporation[a]	3,002,410
288,304	Simon Property Group, Inc.	9,986,850
47,201	Tanger Factory Outlet Centers, Inc.[a]	1,456,623
91,000	Taubman Centers, Inc.[a]	1,550,640
62,800	Weingarten Realty Investors[a]	597,856

	Total Retail REITS	27,359,562

Specialized REITS (24.8%)
59,500	DiamondRock Hospitality Company	238,595
37,145	Entertainment Properties Trust	585,405
103,500	Extra Space Storage, Inc.	570,285
233,225	Health Care Property Investors, Inc.	4,163,066
95,469	Health Care REIT, Inc.[a]	2,920,397
50,075	Healthcare Realty Trust, Inc.[a]	750,624
50,450	Hospitality Properties Trust	605,400
550,056	Host Marriott Corporation	2,156,220
48,038	LaSalle Hotel Properties[a]	280,542
16,300	LTC Properties, Inc.	285,902
22,813	Medical Properties Trust, Inc.	83,267
117,200	Nationwide Health Properties, Inc.[a]	2,600,668
64,900	Omega Healthcare Investors, Inc.	913,792

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
17

Real Estate Securities Portfolio

Schedule of Investments as of March 31, 2009

(unaudited)

Shares	Common Stock (94.8%)	Value
Specialized REITS (24.8%) - continued
49,109	Plum Creek Timber Company, Inc.[a]	$1,427,599
143,648	Public Storage, Inc.	7,936,552
15,000	Rayonier, Inc. REIT	453,300
122,556	Senior Housing Property Trust	1,718,235
4,500	Sovran Self Storage, Inc.	90,360
11,815	Sunstone Hotel Investors, Inc.	31,073
191,459	Ventas, Inc.	4,328,888

	Total Specialized REITS	32,140,170

Telecommunications Services (<0.1%)
825	American Tower Corporation[b]	25,105

	Total Telecommunications Services	25,105

	Total Common Stock (cost $269,612,158)	122,977,757

Principal Amount	Long-Term Fixed Income (1.6%)	Value
Asset-Backed Securities (0.3%)
	Residential Funding Mortgage Securities
397,241	4.470%, 7/25/2018[c]	366,380

	Total Asset-Backed Securities	366,380

Collateralized Mortgage Obligations (1.2%)
	Countrywide Home Loans, Inc.
374,865	5.526%, 3/20/2036	306,872
	Deutsche Alt-A Securities Mortgage Loan Trust
273,807	0.602%, 4/27/2009[d]	261,955
	Deutsche Alt-A Securities, Inc.
356,205	5.888%, 6/25/2036	314,908
	Impac Secured Assets Corporation
338,550	0.632%, 4/27/2009[d]	185,823
	J.P. Morgan Alternative Loan Trust
490,218	0.602%, 4/25/2009[d]	460,862

	Total Collateralized Mortgage Obligations	1,530,420

Commercial Mortgage-Backed Securities (0.1%)
	Banc of America Commercial Mortgage, Inc.
127,742	4.875%, 6/10/2039	127,540

	Total Commercial Mortgage-Backed Securities	127,540

	Total Long-Term Fixed Income (cost $2,199,252)	2,024,340

Shares	Collateral Held for Securities Loaned (42.7%)	Value
55,457,777	Thrivent Financial Securities Lending Trust	$55,457,777

	Total Collateral Held for Securities Loaned (cost $55,457,777)	55,457,777

Shares	Short-Term Investments (3.2%)	Value
4,189,133	Thrivent Money Market Portfolio	4,189,133

	Total Short-Term Investments (at amortized cost)	4,189,133

	Total Investments (cost $331,458,320) 142.3%	$184,649,007

	Other Assets and Liabilities, Net (42.3%)	(54,904,073)

	Total Net Assets 100.0%	$129,744,934

a	All or a portion of the security is on loan.
b	Non-income producing security.
c	All or a portion of the security is insured or guaranteed.
d	Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

    Definitions:

REIT	-	Real Estate Investment Trust, is a company that buys, develops, manages and/or sells real estate assets.
ETF	-	Exchange Traded Fund.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$99,847
Gross unrealized depreciation	(146,909,160)

Net unrealized appreciation (depreciation)	$(146,809,313)

Cost for federal income tax purposes	$331,458,320

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2009, in valuing Real Estate Securities Portfolio’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Fair Valuation Level	Investments in Securities	Other Financial Instruments*
Level 1	$182,624,667	$–
Level 2	2,024,340	–
Level 3	–	–

Totals (Level 1,2,3)	$184,649,007	$–

*	Other Financial Instruments include Futures, Forwards, Written Options and Swap agreements.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
18

Real Estate Securities Portfolio

Schedule of Investments as of March 31, 2009

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Real Estate Securities Portfolio , is as follows:

Portfolio	Value December 31, 2008	Gross Purchases	Gross Sales	Shares Held at March 31, 2009	Value March 31, 2009	Income Earned January 1, 2009 - March 31, 2009
Money Market	$6,360,905	$6,395,742	$8,567,514	4,189,133	$4,189,133	$13,333
Thrivent Financial
Securities Lending Trust	28,447,323	107,077,758	80,067,304	55,457,777	55,457,777	44,233
Total Value and Income Earned	34,808,228				59,646,910	57,566

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
19

Partner Utilities Portfolio

Schedule of Investments as of March 31, 2009

(unaudited)

Shares	Common Stock (87.3%)	Value
Alternative Carriers (0.8%)
4,000	TW Telecom, Inc.[a]	$35,000

	Total Alternative Carriers	35,000

Consumer Discretionary (0.4%)
600	Vivendi Universal SA	15,869

	Total Consumer Discretionary	15,869

Electric Utilities (32.1%)
2,800	AES Tiete SA	21,436
1,400	Allegheny Energy, Inc.	32,438
3,100	American Electric Power Company, Inc.	78,306
1,900	Companhia Energetica de Minas Gerais ADR	28,082
600	CP&L Energy, Inc.	24,342
2,800	DPL, Inc.	63,112
8,000	Duke Energy Corporation	114,560
400	E.ON AG	11,093
800	Edison International, Inc.	23,048
1,100	Energias do Brasil SA	11,532
1,800	Entergy Corporation	122,562
2,100	Exelon Corporation	95,319
2,500	FirstEnergy Corporation	96,500
3,800	FPL Group, Inc.	192,774
2,100	ITC Holdings Corporation	91,602
1,600	Northeast Utilities	34,544
1,000	NV Energy, Inc.	9,390
4,400	PPL Corporation	126,324
500	Progress Energy, Inc.	18,130
5,070	Southern Company	155,244

	Total Electric Utilities	1,350,338

Energy (4.3%)
200	CONSOL Energy, Inc.	5,048
600	Devon Energy Corporation	26,814
400	EOG Resources, Inc.	21,904
945	GDF Suez	32,407
300	Range Resources Corporation	12,348
200	RWE AG	14,006
700	Southwestern Energy Company[a]	20,783
1,500	Spectra Energy Corporation	21,210
2,100	Williams Companies, Inc.	23,898

	Total Energy	178,418

Gas Utilities (4.1%)
5,500	Centricia plc	17,955
1,600	EQT Corporation	50,128
800	New Jersey Resources Corporation	27,184
2,100	Questar Corporation	61,803
700	UGI Corporation	16,527

	Total Gas Utilities	173,597

Independent Power Producers & Energy Traders (5.3%)
3,200	Constellation Energy Group, Inc.	66,112
5,200	International Power plc	15,704
7,000	NRG Energy, Inc.[a]	123,200
700	Ormat Technologies, Inc.	19,222

	Total Independent Power Producers & Energy Traders	224,238

Shares	Common Stock (87.3%)	Value
Industrials (1.3%)
4,400	Iberdrola SA	$30,869
1,100	Quanta Services, Inc.[a]	23,595

	Total Industrials	54,464

Information Technology (0.3%)
300	Itron, Inc.[a]	14,205

	Total Information Technology	14,205

Integrated Telecommunication Services (15.3%)
6,300	AT&T, Inc.	158,760
1,500	BCE, Inc.	29,850
5,000	Cable & Wireless plc	9,999
1,700	Deutsche Telekom AG	21,055
1,200	France Telecom SA	27,355
3,800	Frontier Communications Corporation	27,284
900	Global Village Telecom Holding SAa	10,134
2,100	Koninklijke (Royal) KPN NV	28,036
18,300	Qwest Communications International, Inc.	62,586
3,600	Telefonica SA	71,786
6,000	Verizon Communications, Inc.	181,200
2,100	Windstream Corporation	16,926

	Total Integrated Telecommunication Services	644,971

Multi-Utilities (14.4%)
6,800	CMS Energy Corporation	80,512
1,900	Consolidated Edison, Inc.	75,259
2,000	Dominion Resources, Inc.	61,980
400	Electricite de France	15,687
1,800	National Grid plc	13,825
900	NSTAR	28,692
2,600	PG&E Corporation	99,372
6,400	Public Service Enterprise Group, Inc.	188,608
1,000	Wisconsin Energy Corporation	41,170

	Total Multi-Utilities	605,105

Water Utilities (2.6%)
100	American States Water Company	3,632
1,100	American Water Works Company, Inc.	21,164
1,600	Aqua America, Inc.	32,000
600	California Water Service Group	25,116
1,900	Cia de Saneamento de Minas Gerais	16,176
3,400	Northumbrian Water Group plc	10,640

	Total Water Utilities	108,728

Wireless Telecommunication Services (6.4%)
1,500	America Movil SA de CV ADR	40,620
1,100	American Tower Corporation[a]	33,473
900	Manitoba Telecom Services, Inc.	22,807
900	MetroPCS Communications, Inc.[a]	15,372
400	Millicom International Cellular SA	14,816
900	Rogers Communications, Inc.	20,547

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
20

Partner Utilities Portfolio

Schedule of Investments as of March 31, 2009

(unaudited)

Shares	Common Stock (87.3%)	Value
Wireless Telecommunication Services (6.4%) - continued
1,900	SBA Communications Corporation[a]	$44,270
3,500	Sprint Nextel Corporation[a]	12,495
3,800	Vodafone Group plc ADR	66,196

	Total Wireless Telecommunication Services	270,596

	Total Common Stock (cost $5,121,414)	3,675,529

Shares	Short-Term Investments (12.9%)	Value
541,837	Thrivent Money Market Portfolio	541,837

	Total Short-Term Investments (at amortized cost)	541,837

	Total Investments (cost $5,663,251) 100.2%	$4,217,366

	Other Assets and Liabilities, Net (0.2%)	(7,036)

	Total Net Assets 100.0%	$4,210,330

a	Non-income producing security.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$26,692
Gross unrealized depreciation	(1,472,577)

Net unrealized appreciation (depreciation)	$(1,445,885)

Cost for federal income tax purposes	$5,663,251

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2009, in valuing Partner Utilities Portfolio’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Fair Valuation Level	Investments in Securities	Other Financial Instruments*
Level 1	$3,821,802	$–
Level 2	395,564	–
Level 3	–	–

Totals (Level 1,2,3)	$4,217,366	$–

*	Other Financial Instruments include Futures, Forwards, Written Options and Swap agreements.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Utilities Portfolio , is as follows:

Portfolio	Value December 31, 2008	Gross Purchases	Gross Sales	Shares Held at March 31, 2009	Value March 31, 2009	Income Earned January 1, 2009 - March 31, 2009
Money Market	$562,032	$716,346	$736,541	541,837	$541,837	$561
Total Value and Income Earned	562,032				541,837	561

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
21

Partner Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2009

(unaudited)

Shares	Common Stock (92.9%)	Value
Consumer Discretionary (14.5%)
54,900	Aeropostale, Inc.[a]	$1,458,144
36,540	Buckle, Inc.[b]	1,166,722
20,820	Capella Education Company[a]	1,103,460
93,890	Centex Corporation	704,175
50,120	Collective Brands, Inc.[a,b]	488,169
65,920	D.R. Horton, Inc.[b]	639,424
23,560	Deckers Outdoor Corporation[a]	1,249,622
50,550	Interactive Data Corporation	1,256,673
45,850	J. Crew Group, Inc.[a,b]	604,303
45,460	Life Time Fitness, Inc.[a,b]	570,978
63,950	Scientific Games Corporation[a]	774,435
98,410	Texas Roadhouse, Inc.[a]	937,847
69,240	True Religion Apparel, Inc.[a,b]	817,724
178,950	Wendy’s/Arby’s Group, Inc.	900,119
80,130	WMS Industries, Inc.[a,b]	1,675,518

	Total Consumer Discretionary	14,347,313

Consumer Staples (2.3%)
10,770	Chattem, Inc.[a,b]	603,659
22,190	Green Mountain Coffee Roasters, Inc.[a,b]	1,065,120
32,220	United Natural Foods, Inc.[a]	611,213

	Total Consumer Staples	2,279,992

Energy (5.5%)
45,360	Arena Resources, Inc.[a]	1,155,773
14,450	Bill Barrett Corporation[a]	321,368
22,670	Carbo Ceramics, Inc.[b]	644,735
33,270	Concho Resources, Inc.[a]	851,379
22,100	Core Laboratories NVb	1,616,836
15,580	Goodrich Petroleum Corporation[a,b]	301,629
57,350	Massey Energy Company[b]	580,382

	Total Energy	5,472,102

Financials (4.8%)
37,740	Eaton Vance Corporation	862,359
14,410	Greenhill & Company, Inc.	1,064,178
22,470	Home Properties, Inc.[b]	688,706
19,840	ProAssurance Corporation[a]	924,941
19,430	Stifel Financial Corporation[a]	841,513
12,590	Tanger Factory Outlet Centers, Inc.[b]	388,527

	Total Financials	4,770,224

Health Care (23.7%)
43,290	Acorda Therapeutics, Inc.[a]	857,575
41,380	Alexion Pharmaceuticals, Inc.[a]	1,558,371
32,380	Amedisys, Inc.[a,b]	890,126
36,880	AMERIGROUP Corporation[a]	1,015,675
29,840	Auxilium Pharmaceuticals, Inc.[a,b]	827,165
10,350	CardioNet, Inc.[a]	290,421
19,510	Cougar Biotechnology, Inc.[a,b]	628,222
27,800	Haemonetics Corporation[a]	1,531,224
38,120	ICON plc ADR[a]	615,638
42,920	Immucor, Inc.[a]	1,079,438
21,000	Masimo Corporation[a]	608,580
34,740	Myriad Genetics, Inc.[a]	1,579,628
40,440	NuVasive, Inc.[a,b]	1,269,007
20,250	Onyx Pharmaceuticals, Inc.[a]	578,137
30,120	OSI Pharmaceuticals, Inc.[a,b]	1,152,391
30,000	Owens & Minor, Inc.	993,900

Shares	Common Stock (92.9%)	Value
Health Care (23.7%) - continued
85,730	PAREXEL International Corporation[a]	$834,153
28,900	Perrigo Company	717,587
53,580	Psychiatric Solutions, Inc.[a]	842,813
55,210	Thoratec Corporation[a]	1,418,345
18,200	United Therapeutics Corporation[a]	1,202,838
36,640	West Pharmaceutical Services, Inc.[b]	1,202,158
75,950	Wright Medical Group, Inc.[a]	989,629
40,580	Xenoport, Inc.[a]	785,629

	Total Health Care	23,468,650

Industrials (8.6%)
28,700	Aecom Technology Corporation[a]	748,496
20,730	ESCO Technologies, Inc.[a]	802,251
28,130	Genesee & Wyoming, Inc.[a]	597,763
7,300	Huron Consulting Group, Inc.[a]	309,739
86,260	Kforce, Inc.[a]	606,408
83,450	Mobile Mini, Inc.[a,b]	961,344
48,230	Navigant Consulting, Inc.[a]	630,366
31,690	Tetra Tech, Inc.[a]	645,842
77,740	UAL Corporation[a]	348,275
10,180	Valmont Industries, Inc.	511,138
51,400	Waste Connections, Inc.[a]	1,320,980
20,690	Watsco, Inc.[b]	704,081
55,720	Yingli Green Energy Holding Company, Ltd. ADR[a,b]	335,434

	Total Industrials	8,522,117

Information Technology (26.8%)
53,730	3PAR, Inc.[a]	353,006
82,680	Ariba, Inc.[a,b]	721,796
43,980	AsiaInfo Holdings, Inc.[a]	741,063
97,880	Atheros Communications, Inc.[a,b]	1,434,921
58,500	Comscore, Inc.[a]	707,265
9,920	CyberSource Corporation[a]	146,915
19,170	Cymer, Inc.[a]	426,724
43,160	Diodes, Inc.[a]	457,928
39,700	F5 Networks, Inc.[a]	831,715
177,020	Fairchild Semiconductor International, Inc.[a]	660,285
50,980	GSI Commerce, Inc.[a]	667,838
14,500	Itron, Inc.[a]	686,575
7,440	ManTech International Corporation[a]	311,736
25,710	Mercadolibre, Inc.[a,b]	476,921
45,460	Net 1 UEPS Technology, Inc.[a]	691,447
31,240	Netlogic Microsystems, Inc.[a,b]	858,475
101,140	Novellus Systems, Inc.[a]	1,681,958
126,120	Omniture, Inc.[a,b]	1,663,523
94,620	Palm, Inc.[a,b]	815,624
76,610	Plexus Corporation[a]	1,058,750
235,290	PMC-Sierra, Inc.[a]	1,501,150
12,090	Quality Systems, Inc.[b]	547,073
65,470	Semtech Corporation[a]	874,025
51,104	Sybase, Inc.[a]	1,547,940
36,350	Synaptics, Inc.[a,b]	972,726
181,480	Teradyne, Inc.[a]	794,882
75,820	TiVo, Inc.[a]	533,773
62,710	Ultratech, Inc.[a]	783,248
50,090	Varian Semiconductor Equipment Associates, Inc.[a,b]	1,084,949
58,900	Verigy, Ltd.[a]	485,925
53,050	VistaPrint, Ltd.[a,b]	1,458,345

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
22

Partner Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2009

(unaudited)

Shares	Common Stock (92.9%)	Value
Information Technology (26.8%) - continued
50,060	Vocus, Inc.[a,b]	$665,297

	Total Information Technology	26,643,798

Materials (2.8%)
11,680	Compass Minerals International, Inc.	658,402
28,930	Greif, Inc.	963,080
14,490	Schnitzer Steel Industries, Inc.[b]	454,841
81,820	Steel Dynamics, Inc.	720,834

	Total Materials	2,797,157

Telecommunications Services (2.3%)
30,550	Leap Wireless International, Inc.[a,b]	1,065,278
33,750	NTELOS Holdings Corporation	612,225
26,480	SBA Communications Corporation[a]	616,984

	Total Telecommunications Services	2,294,487

Utilities (1.6%)
37,040	ITC Holdings Corporation	1,615,685

	Total Utilities	1,615,685

	Total Common Stock (cost $108,005,275)	92,211,525

Principal Amount	Long-Term Fixed Income (0.8%)	Value
U.S. Government (0.8%)
	U.S. Treasury Notes
800,000	0.875%, 12/31/2010[c]	801,469

	Total U.S. Government	801,469

	Total Long-Term Fixed Income (cost $800,652)	801,469

Shares	Collateral Held for Securities Loaned (22.7%)	Value
22,473,308	Thrivent Financial Securities Lending Trust	22,473,308

	Total Collateral Held for Securities Loaned (cost $22,473,308)	22,473,308

Shares or Principal Amount	Short-Term Investments (7.7%)[d]	Value
	Federal Home Loan Mortgage Corporation Discount Notes
100,000	0.380%, 5/14/2009[c]	99,955

Shares or Principal Amount	Short-Term Investments (7.7%)[d]	Value
7,540,967	Thrivent Money Market Portfolio	$7,540,967

	Total Short-Term Investments (at amortized cost)	7,640,922

	Total Investments (cost $138,920,157) 124.1%	$123,127,224

	Other Assets and Liabilities, Net (24.1%)	(23,882,859)

	Total Net Assets 100.0%	$99,244,365

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	At March 31, 2009, $901,424 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
d	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Definitions:

ADR -	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$4,277,471
Gross unrealized depreciation	(20,070,404)

Net unrealized appreciation (depreciation)	$(15,792,933)

Cost for federal income tax purposes	$138,920,157

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2009, in valuing Partner Small Cap Growth Portfolio’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Fair Valuation Level	Investments in Securities	Other Financial Instruments*
Level 1	$122,225,800	$800,666
Level 2	901,424	–
Level 3	–	–

Totals (Level 1,2,3)	$123,127,224	$800,666

*	Other Financial Instruments include Futures, Forwards, Written Options and Swap agreements.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
23

Partner Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2009

(unaudited)

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
Russell 2000 Index Mini-Futures	136	June 2009	$4,929,014	$5,729,680	$800,666
Total Futures Contracts					$800,666

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Small Cap Growth Portfolio , is as follows:

Portfolio	Value December 31, 2008	Gross Purchases	Gross Sales	Shares Held at March 31, 2009	Value March 31, 2009	Income Earned January 1, 2009 - March 31, 2009
Money Market	$6,507,240	$16,071,587	$15,037,860	7,540,967	$7,540,967	$20,311
Thrivent Financial Securities Lending Trust	19,195,880	27,864,511	24,587,083	22,473,308	22,473,308	40,805
Total Value and Income Earned	25,703,120				30,014,275	61,116

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
24

Partner Small Cap Value Portfolio

Schedule of Investments as of March 31, 2009

(unaudited)

Shares	Common Stock (98.0%)	Value
Consumer Discretionary (13.7%)
146,000	Aaron Rents, Inc.[a]	$3,892,360
44,700	Cavco Industries, Inc.[b]	1,054,920
49,500	Corinthian Colleges, Inc.[a,b]	962,775
42,000	CSS Industries, Inc.	714,000
76,500	Dixie Group, Inc.[b]	84,150
60,400	Dorman Products, Inc.[b]	563,532
95,200	Drew Industries, Inc.[a,b]	826,336
68,000	Fred’s, Inc.	767,040
68,000	Haverty Furniture Companies, Inc.[a]	716,040
32,700	Hooker Furniture Corporation	275,988
60,100	Knology, Inc.[b]	247,612
49,600	M/I Homes, Inc.[a]	346,704
65,000	MarineMax, Inc.[a,b]	127,400
39,000	Matthews International Corporation	1,123,590
78,000	Men’s Wearhouse, Inc.[a]	1,180,920
80,000	Meritage Homes Corporation[a,b]	913,600
113,000	Orient Express Hotels, Ltd.[a]	463,300
68,200	Pool Corporation[a]	913,880
18,025	Saga Communications, Inc.[b]	67,774
141,000	Shiloh Industries, Inc.[b]	289,050
57,100	Stanley Furniture Company, Inc.[a]	429,392
75,000	Steak n Shake Company[a,b]	567,750
145,000	Stein Mart, Inc.[a,b]	419,050
46,900	Steven Madden, Ltd.[b]	880,782
108,000	Winnebago Industries, Inc.[a]	573,480

	Total Consumer Discretionary	18,401,425

Consumer Staples (2.4%)
255,000	Alliance One International, Inc.[b]	979,200
44,000	Casey’s General Stores, Inc.	1,173,040
40,000	Nash Finch Company[a]	1,123,600

	Total Consumer Staples	3,275,840

Energy (4.0%)
13,300	Atwood Oceanics, Inc.[b]	220,647
44,100	Carbo Ceramics, Inc.[a]	1,254,204
75,000	Hercules Offshore, Inc.[b]	118,500
190,000	Mariner Energy, Inc.[b]	1,472,500
175,000	NGAS Resources, Inc.[a,b]	211,750
8,800	Overseas Shipholding Group, Inc.[a]	199,496
71,000	Whiting Petroleum Corporation[b]	1,835,350

	Total Energy	5,312,447

Financials (18.0%)
190,000	Ares Capital Corporation[a]	919,600
131,500	Cedar Shopping Centers, Inc.	228,810
122,000	East West Bancorp, Inc.[a]	557,540
36,000	Employers Holdings, Inc.	343,440
118,000	First Opportunity Fund, Inc.	509,760
87,400	Glacier Bancorp, Inc.[a]	1,373,054
71,000	Gladstone Capital Corporation[a]	444,460
66,000	Hatteras Financial Corporation	1,649,340
125,664	Hercules Technology Growth Capital, Inc.	628,320
37,400	Home Bancshares, Inc.[a]	746,878
16,000	iShares Russell 2000 Value Fund	631,360
58,200	JMP Group, Inc.[a]	279,942
20,300	Kilroy Realty Corporation	348,957
115,000	Kite Realty Group Trust	281,750

Shares	Common Stock (98.0%)	Value
Financials (18.0%) - continued
61,000	LaSalle Hotel Properties[a]	$356,240
3,600	Markel Corporation[b]	1,021,968
91,000	Max Re Capital, Ltd.	1,568,840
91,000	Meadowbrook Insurance Group, Inc.	555,100
58,300	National Interstate Corporation[a]	985,853
35,000	Parkway Properties, Inc.	360,500
158,800	PennantPark Investment Corporation	595,500
35,000	Piper Jaffray Companies[b]	902,650
60,000	Potlatch Corporation	1,391,400
73,000	ProAssurance Corporation[b]	3,403,260
64,500	Redwood Trust, Inc.[a]	990,075
56,930	Sandy Spring Bancorp, Inc.[a]	635,339
53,000	Seabright Insurance Holdings[b]	554,380
118,000	Strategic Hotel Capital, Inc.[a]	81,420
64,900	SVB Financial Group[a,b]	1,298,649
50,000	Wintrust Financial Corporation	615,000

	Total Financials	24,259,385

Health Care (7.0%)
25,300	Analogic Corporation	810,106
41,000	Angiodynamics, Inc.[b]	460,840
7,000	Atrion Corporation	617,680
402,000	Lexicon Pharmaceuticals, Inc.[a,b]	438,180
67,200	Momenta Pharmaceuticals, Inc.[b]	739,872
32,000	National Healthcare Corporation[a]	1,284,800
78,000	Owens & Minor, Inc.	2,584,140
66,500	Triple-S Management Corporation[a,b]	819,280
50,000	West Pharmaceutical Services, Inc.[a]	1,640,500

	Total Health Care	9,395,398

Industrials (25.4%)
27,000	A.O. Smith Corporation	679,860
129,700	Accuride Corporation[b]	25,940
79,500	Alaska Air Group, Inc.[b]	1,396,815
28,500	Ameron International Corporation	1,500,810
51,900	Applied Industrial Technologies, Inc.	875,553
33,000	Astec Industries, Inc.[a,b]	865,590
140,000	Beacon Roofing Supply, Inc.[a,b]	1,874,600
55,700	Belden, Inc.	696,807
72,000	C&D Technologies, Inc.[a,b]	133,200
32,000	Cascade Corporation	564,160
46,000	Circor International, Inc.	1,035,920
91,000	Comfort Systems USA, Inc.	943,670
39,000	Courier Corporation	591,630
66,800	Dollar Thrifty Automotive Group, Inc.[a,b]	77,488
16,200	Franklin Electric Company, Inc.[a]	358,506
19,700	FTI Consulting, Inc.[a,b]	974,756
59,000	G & K Services, Inc.	1,115,690
58,000	Genesee & Wyoming, Inc.[b]	1,232,500
79,800	Gibraltar Industries, Inc.	376,656
48,500	Greenbrier Companies, Inc.[a]	177,510
62,000	Hub Group, Inc.[b]	1,054,000
57,500	IDEX Corporation	1,257,525
82,000	Insituform Technologies, Inc.[b]	1,282,480
49,000	Kaman Corporation	614,460
188,000	Kforce, Inc.[b]	1,321,640
72,700	Kirby Corporation[b]	1,936,728

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
25

Partner Small Cap Value Portfolio

Schedule of Investments as of March 31, 2009

(unaudited)

Shares	Common Stock (98.0%)	Value
Industrials (25.4%) - continued
395,000	Kratos Defense & Security Solutions, Inc.[b]	$308,100
90,800	McGrath Rentcorp	1,431,008
201,000	MPS Group, Inc.[b]	1,195,950
58,900	Navigant Consulting, Inc.[b]	769,823
51,000	Nordson Corporation[a]	1,449,930
25,913	School Specialty, Inc.[b]	455,810
76,300	Sterling Construction Company, Inc.[b]	1,361,192
49,000	Universal Forest Products, Inc.	1,303,890
147,500	Vitran Corporation, Inc.[b]	775,850
50,000	Waste Connections, Inc.[b]	1,285,000
78,500	Woodward Governor Company	877,630

	Total Industrials	34,178,677

Information Technology (12.2%)
101,000	Acme Packet, Inc.[b]	613,070
129,000	Advanced Energy Industries, Inc.[b]	971,370
120,000	Ariba, Inc.[a,b]	1,047,600
37,000	ATMI, Inc.[b]	570,910
101,500	Brooks Automation, Inc.[b]	467,915
28,000	Cabot Microelectronics Corporation[b]	672,840
67,000	Catapult Communications Corporation[b]	466,990
51,000	Cymer, Inc.[b]	1,135,260
100,600	Electro Rent Corporation	969,784
18,400	FormFactor, Inc.[b]	331,568
150,000	GSI Group, Inc.[a,b]	142,500
44,000	Littelfuse, Inc.[b]	483,560
77,000	Methode Electronics, Inc.	275,660
77,000	Palm, Inc.[a,b]	663,740
88,000	Progress Software Corporation[b]	1,527,680
760,000	Safeguard Scientifics, Inc.[b]	418,000
311,100	Sonus Networks, Inc.[b]	488,427
65,500	SPSS, Inc.[b]	1,862,165
30,500	Standard Microsystems Corporation[b]	567,300
82,400	StarTek, Inc.[b]	255,440
92,300	Symyx Technologies, Inc.[b]	410,735
67,500	Synnex Corporation[b]	1,327,725
84,000	Vignette Corporation[b]	561,120
53,300	Xyratex, Ltd.[b]	117,260
444,000	Zarlink Semiconductor, Inc.[a,b]	88,800

	Total Information Technology	16,437,419

Materials (9.0%)
42,500	Airgas, Inc.	1,436,925
65,500	AMCOL International Corporation[a]	972,020
98,000	American Vanguard Corporation[a]	1,264,200
79,500	AptarGroup, Inc.	2,475,630
61,500	Arch Chemicals, Inc.	1,166,040
60,000	Carpenter Technology Corporation	847,200
31,000	Clearwater Paper Corporation[b]	248,930
13,500	Deltic Timber Corporation	532,035
57,900	Innospec, Inc.	218,283
52,950	International Royalty Corporation[a]	106,429
25,400	Minerals Technologies, Inc.	814,070
143,000	Myers Industries, Inc.	878,020

Shares	Common Stock (98.0%)	Value
Materials (9.0%) - continued
26,800	Sims Metal Management, Ltd. ADR	$319,456
165,000	Wausau Paper Corporation	867,900

	Total Materials	12,147,138

Telecommunications Services (0.7%)
106,000	Premiere Global Services, Inc.[b]	934,920

	Total Telecommunications Services	934,920

Utilities (5.6%)
75,000	Black Hills Corporation	1,341,750
106,000	Cleco Corporation[a]	2,299,140
64,000	El Paso Electric Company[b]	901,760
41,500	Empire District Electric Company[a]	599,260
66,000	Southwest Gas Corporation	1,390,620
48,500	Vectren Corporation	1,022,865

	Total Utilities	7,555,395

	Total Common Stock (cost $214,491,207)	131,898,044

Shares	Preferred Stock (0.7%)	Value
Financials (0.2%)
820	East West Bancorp, Inc.	270,600

	Total Financials	270,600

Health Care (0.5%)
55,300	National Healthcare Corporation, Convertible	624,890

	Total Health Care	624,890

	Total Preferred Stock (cost $1,560,341)	895,490

Shares	Collateral Held for Securities Loaned (24.1%)	Value
32,509,542	Thrivent Financial Securities Lending Trust	32,509,542

	Total Collateral Held for Securities Loaned (cost $32,509,542)	32,509,542

Shares	Short-Term Investments (1.2%)	Value
1,576,916	Thrivent Money Market Portfolio	1,576,916

	Total Short-Term Investments (at amortized cost)	1,576,916

	Total Investments (cost $250,138,006) 124.0%	$166,879,992

	Other Assets and Liabilities, Net (24.0%)	(32,350,723)

	Total Net Assets 100.0%	$134,529,269

a	All or a portion of the security is on loan.
b	Non-income producing security.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
26

Partner Small Cap Value Portfolio

Schedule of Investments as of March 31, 2009

(unaudited)

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$4,359,799
Gross unrealized depreciation	(87,617,813)

Net unrealized appreciation (depreciation)	$(83,258,014)

Cost for federal income tax purposes	$250,138,006

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2009, in valuing Partner Small Cap Value Portfolio’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Fair Valuation Level	Investments in Securities	Other Financial Instruments*
Level 1	$166,879,992	$–
Level 2	–	–
Level 3	–	–

Totals (Level 1,2,3)	$166,879,992	$–

*	Other Financial Instruments include Futures, Forwards, Written Options and Swap agreements.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Small Cap Value Portfolio, is as follows:

Portfolio	Value December 31, 2008	Gross Purchases	Gross Sales	Shares Held at March 31, 2009	Value March 31, 2009	Income Earned January 1, 2009 - March 31, 2009
Money Market	$2,927,734	$5,016,027	$6,366,845	1,576,916	$1,576,916	$5,019
Thrivent Financial Securities Lending Trust	26,942,036	37,242,360	31,674,854	32,509,542	32,509,542	34,569
Total Value and Income Earned	29,869,770				34,086,458	39,588

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
27

Small Cap Stock Portfolio

Schedule of Investments as of March 31, 2009

(unaudited)

Shares	Common Stock (93.9%)	Value
Consumer Discretionary (17.1%)
13,200	Aaron Rents, Inc.[a]	$351,912
26,700	Advance Auto Parts, Inc.	1,096,836
44,500	Aeropostale, Inc.[b]	1,181,920
87,100	American Casinos, Inc.[b]	1,095,718
22,700	American Public Education, Inc.[b]	954,762
13,300	Apollo Group, Inc.[b]	1,041,789
69,900	BJ’s Restaurants, Inc.[b]	972,309
29,200	BorgWarner, Inc.[a]	592,760
31,100	Buckle, Inc.	993,023
41,800	Burger King Holdings, Inc.	959,310
46,500	Career Education Corporation[b]	1,114,140
59,600	Carter’s, Inc.[b]	1,121,076
57,700	CEC Entertainment, Inc.[b]	1,493,276
178,400	Chico’s FAS, Inc.[b]	958,008
57,300	Discovery Communications, Inc.[b]	917,946
24,600	Dolan Media Company[b]	193,602
20,900	Dollar Tree, Inc.[b]	931,095
151,800	Domino’s Pizza, Inc.[b]	994,290
31,900	Family Dollar Stores, Inc.	1,064,503
73,700	Fossil, Inc.[a,b]	1,157,090
101,500	Gentex Corporation	1,010,940
46,700	Guess ?, Inc.	984,436
51,600	hhgregg, Inc.[b]	730,140
110,600	Hot Topic, Inc.[a,b]	1,237,614
51,400	Interactive Data Corporation	1,277,804
63,600	Jack in the Box, Inc.[b]	1,481,244
41,100	Joseph A. Bank Clothiers, Inc.[a,b]	1,142,991
81,900	LKQ Corporation[b]	1,168,713
23,100	Meritage Homes Corporation[a,b]	263,802
35,800	Monro Muffler Brake, Inc.	978,414
27,200	Netflix, Inc.[a,b]	1,167,424
43,300	O’Reilly Automotive, Inc.[a,b]	1,515,933
23,800	Panera Bread Company[a,b]	1,330,420
56,500	Penn National Gaming, Inc.[b]	1,364,475
10,600	Priceline.com, Inc.[a,b]	835,068
59,200	Pulte Homes, Inc.	647,056
55,800	Rent-A-Center, Inc.[b]	1,080,846
29,100	Ross Stores, Inc.	1,044,108
78,000	Shutterfly, Inc.[b]	730,860
112,900	Texas Roadhouse, Inc.[b]	1,075,937
53,600	Toll Brothers, Inc.[b]	973,376
14,700	WMS Industries, Inc.[b]	307,377

	Total Consumer Discretionary	41,534,343

Consumer Staples (2.6%)
38,200	American Italian Pasta Company[a,b]	1,329,742
32,842	Calavo Growers, Inc.	394,761
8,300	Green Mountain Coffee Roasters, Inc.[a,b]	398,400
35,100	Lance, Inc.	730,782
29,400	Pantry, Inc.[b]	517,734
37,500	Sanderson Farms, Inc.	1,408,125
52,800	TreeHouse Foods, Inc.[b]	1,520,112

	Total Consumer Staples	6,299,656

Energy (6.5%)
37,700	Cabot Oil & Gas Corporation	888,589
20,800	CONSOL Energy, Inc.	524,992
15,200	Core Laboratories NVa	1,112,032
65,400	Denbury Resources, Inc.[b]	971,844
81,600	Frontier Oil Corporation	1,043,664

Shares	Common Stock (93.9%)	Value
Energy (6.5%) - continued
216,500	Global Industries, Ltd.[a,b]	$831,360
17,400	Helmerich & Payne, Inc.[a]	396,198
39,200	InterOil Corporation[a,b]	1,097,600
36,000	Oceaneering International, Inc.[b]	1,327,320
49,900	Oil States International, Inc.[b]	669,658
45,100	Patterson-UTI Energy, Inc.	404,096
78,897	Petrohawk Energy Corporation[b]	1,517,189
32,400	Range Resources Corporation	1,333,584
61,300	T-3 Energy Services, Inc.[b]	722,114
81,700	Tesco Corporation[b]	638,894
51,500	Union Drilling, Inc.[b]	195,700
68,200	Western Refining, Inc.[a]	814,308
39,800	World Fuel Services Corporation[a]	1,258,874

	Total Energy	15,748,016

Financials (17.2%)
28,100	Affiliated Managers Group, Inc.[b]	1,172,051
46,100	Amerisafe, Inc.[b]	706,252
56,100	Aspen Insurance Holdings, Ltd.	1,260,006
28,400	BancorpSouth, Inc.	591,856
25,200	Bank of the Ozarks, Inc.[a]	581,616
21,100	Commerce Bancshares, Inc.	765,930
27,500	Corporate Office Properties Trust	682,825
22,300	Cullen/Frost Bankers, Inc.	1,046,762
51,400	Dime Community Bancshares	482,132
131,800	DuPont Fabros Technology, Inc.	906,784
68,700	East West Bancorp, Inc.[a]	313,959
61,800	eHealth, Inc.[b]	989,418
69,400	Fidelity National Financial, Inc.	1,353,994
76,300	First Mercury Financial Corporation[b]	1,101,772
63,300	First Niagara Financial Group, Inc.	689,970
65,100	Glacier Bancorp, Inc.[a]	1,022,721
57,500	HCC Insurance Holdings, Inc.	1,448,425
70,200	Hilltop Holdings, Inc.[b]	800,280
30,700	Home Bancshares, Inc.[a]	613,079
19,000	IBERIABANK Corporation	872,860
38,900	Investment Technology Group, Inc.[b]	992,728
63,100	Investors Real Estate Trust	622,166
40,400	IPC Holdings, Ltd.	1,092,416
32,000	iShares Dow Jones U.S. Real Estate Index Fund	814,720
20,100	iShares Russell 2000 Index Fund[a]	842,994
15,200	iShares Russell 2000 Value Fund	599,792
36,700	iShares Russell Microcap Index Fund[a]	982,459
44,400	KBW Regional Banking ETF	853,368
76,400	Knight Capital Group, Inc.[b]	1,126,136
141,100	LaBranche & Company, Inc.[b]	527,714
83,100	MFA Mortgage Investments, Inc.	488,628
60,700	National Retail Properties, Inc.[a]	961,488
35,000	NewAlliance Bancshares, Inc.[a]	410,900
52,500	Ocwen Financial Corporation[b]	600,075
5,500	PartnerRe, Ltd.	341,385
43,500	Platinum Underwriters Holdings, Ltd.	1,233,660
37,400	Potlatch Corporation	867,306
16,000	ProAssurance Corporation[b]	745,920
41,700	Prosperity Bancshares, Inc.[a]	1,140,495
17,000	RenaissanceRe Holdings, Ltd.	840,480
69,600	Santander BanCorp[b]	548,448
64,100	Senior Housing Property Trust	898,682
39,100	Signature Bank[b]	1,103,793

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
28

Small Cap Stock Portfolio

Schedule of Investments as of March 31, 2009

(unaudited)

Shares	Common Stock (93.9%)	Value
Financials (17.2%) - continued
156,500	Sterling Bancshares, Inc.	$1,023,510
16,750	Stifel Financial Corporation[b]	725,442
93,300	Sunstone Hotel Investors, Inc.	245,379
45,400	Tower Group, Inc.	1,118,202
22,100	UMB Financial Corporation	939,029
37,400	Validus Holdings, Ltd.	885,632
10,100	Washington Real Estate Investment Trust[a]	174,730
64,400	Westfield Financial, Inc.	566,720

	Total Financials	41,717,089

Health Care (9.2%)
22,600	Acorda Therapeutics, Inc.[b]	447,706
19,600	Alexion Pharmaceuticals, Inc.[b]	738,136
94,800	American Medical Systems Holdings, Inc.[b]	1,057,020
46,000	AMERIGROUP Corporation[b]	1,266,840
17,000	Beckman Coulter, Inc.	867,170
35,076	BioMarin Pharmaceutical, Inc.[a,b]	433,189
26,000	CardioNet, Inc.[b]	729,560
38,800	Centene Corporation[b]	699,176
21,800	Cerner Corporation[b]	958,546
24,900	Chemed Corporation	968,610
37,300	Cooper Companies, Inc.	986,212
21,100	Haemonetics Corporation[b]	1,162,188
28,000	HMS Holding Corporation[b]	921,200
65,600	Hologic, Inc.[b]	858,704
26,100	Illumina, Inc.[b]	971,964
28,900	Immucor, Inc.[b]	726,835
51,000	IPC The Hospitalist Company, Inc.[b]	970,530
29,000	Life Technologies Corporation[b]	941,920
20,200	Masimo Corporation[b]	585,396
31,800	Myriad Genetics, Inc.[b]	1,445,946
11,500	NuVasive, Inc.[a,b]	360,870
16,100	Perrigo Company	399,763
31,600	STERIS Corporation	735,648
8,400	United Therapeutics Corporation[b]	555,156
24,600	Vertex Pharmaceuticals, Inc.[b]	706,758
35,000	Vnus Medical Technologies, Inc.[b]	744,450
20,700	Watson Pharmaceuticals, Inc.[b]	643,977
20,900	Wright Medical Group, Inc.[b]	272,327

	Total Health Care	22,155,797

Industrials (10.4%)
46,900	AAON, Inc.	849,828
20,900	AAR Corporation[a,b]	262,086
22,500	Aecom Technology Corporation[b]	586,800
27,100	Alaska Air Group, Inc.[b]	476,147
15,300	Allegiant Travel Company[a,b]	695,538
96,400	BE Aerospace, Inc.[b]	835,788
68,600	Briggs & Stratton Corporation[a]	1,131,900
23,900	Comfort Systems USA, Inc.	247,843
13,900	Continental Airlines, Inc.[b]	122,459
34,200	Cubic Corporation	866,286
28,400	EMCOR Group, Inc.[b]	487,628
21,400	FTI Consulting, Inc.[a,b]	1,058,872
55,900	General Cable Corporation[a,b]	1,107,938
11,300	Genesee & Wyoming, Inc.[b]	240,125
5,000	Gorman-Rupp Company[a]	99,000
26,500	Granite Construction, Inc.[a]	993,220
51,900	Griffon Corporation[b]	389,250
48,500	IDEX Corporation	1,060,695
5,900	Jacobs Engineering Group, Inc.[b]	228,094

Shares	Common Stock (93.9%)	Value
Industrials (10.4%) - continued
27,800	Landstar System, Inc.	$930,466
12,700	Lennox International, Inc.	336,042
82,200	MasTec, Inc.[b]	993,798
26,000	Navistar International Corporation[b]	869,960
106,300	Oshkosh Corporation	716,462
32,500	Quanta Services, Inc.[b]	697,125
30,200	Regal-Beloit Corporation	925,328
25,000	Roper Industries, Inc.	1,061,250
33,500	Shaw Group, Inc.[b]	918,235
19,700	SPX Corporation	926,097
49,400	Sterling Construction Company, Inc.[b]	881,296
48,300	Sykes Enterprises, Inc.[b]	803,229
30,500	Tredegar Corporation	498,065
27,200	URS Corporation[b]	1,099,152
13,500	Watsco, Inc.[a]	459,405
26,000	Watson Wyatt Worldwide, Inc.	1,283,620

	Total Industrials	25,139,027

Information Technology (21.8%)
72,100	ADTRAN, Inc.	1,168,741
56,800	Akamai Technologies, Inc.[b]	1,101,920
52,000	Arrow Electronics, Inc.[b]	991,120
286,400	Atmel Corporation[b]	1,039,632
41,100	Avnet, Inc.[b]	719,661
30,700	Benchmark Electronics, Inc.[b]	343,840
132,116	BigBand Networks, Inc.[b]	865,360
31,300	BMC Software, Inc.[b]	1,032,900
27,800	Check Point Software Technologies, Ltd.[a,b]	617,438
106,900	CIENA Corporation[b]	831,682
81,000	Cogent, Inc.[b]	963,900
157,442	Compuware Corporation[b]	1,037,543
127,800	Comtech Group, Inc.[b]	853,704
153,200	Cypress Semiconductor Corporation[b]	1,037,164
24,800	Dolby Laboratories, Inc.[b]	845,928
46,400	DTS, Inc.[a,b]	1,116,384
147,000	EarthLink, Inc.[b]	965,790
9,400	EMS Technologies, Inc.[b]	164,124
70,900	EPIQ Systems, Inc.[b]	1,278,327
50,100	F5 Networks, Inc.[b]	1,049,595
48,000	Fidelity National Information Services, Inc.	873,600
58,105	FormFactor, Inc.[b]	1,047,052
28,900	Hittite Microwave Corporation[b]	901,680
84,600	Intersil Corporation	972,900
40,700	Lam Research Corporation[b]	926,739
44,400	Loral Space & Communications, Inc.[b]	948,384
67,000	Macrovision Solutions Corporation[b]	1,191,930
123,000	Marvell Technology Group, Ltd.[b]	1,126,680
42,900	Metavante Technologies, Inc.[b]	856,284
51,500	MICROS Systems, Inc.[b]	965,625
34,700	MKS Instruments, Inc.[b]	509,049
90,300	Monolithic Power Systems, Inc.[b]	1,399,650
22,500	NCI, Inc.[b]	585,000
45,500	Netlogic Microsystems, Inc.[a,b]	1,250,340
37,800	Neutral Tandem, Inc.[b]	930,258
86,600	Nuance Communications, Inc.[b]	940,476
86,800	NVIDIA Corporation[b]	855,848
73,400	Omniture, Inc.[b]	968,146

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
29

Small Cap Stock Portfolio

Schedule of Investments as of March 31, 2009

(unaudited)

Shares	Common Stock (93.9%)	Value
Information Technology (21.8%) - continued
254,200	ON Semiconductor Corporation[b]	$991,380
59,200	Perot Systems Corporation[b]	762,496
184,569	PMC-Sierra, Inc.[b]	1,177,550
15,900	QLogic Corporation[b]	176,808
17,800	Quality Systems, Inc.[a]	805,450
27,300	Shanda Interactive Entertainment, Ltd.[a,b]	1,079,169
130,600	Skyworks Solutions, Inc.[b]	1,052,636
45,800	Solera Holdings, Inc.[b]	1,134,924
48,000	Starent Networks Corporation[a,b]	758,880
56,400	Sybase, Inc.[b]	1,708,356
69,800	Synnex Corporation[b]	1,372,966
56,000	Synopsys, Inc.[b]	1,160,880
113,100	TeleCommunication Systems, Inc.[b]	1,037,127
248,900	Teradyne, Inc.[b]	1,090,182
185,300	TIBCO Software, Inc.[b]	1,087,711
66,000	Varian Semiconductor Equipment Associates, Inc.[b]	1,429,560
83,000	Zoran Corporation[b]	730,400

	Total Information Technology	52,830,869

Materials (5.3%)
12,000	Airgas, Inc.	405,720
4,600	AptarGroup, Inc.	143,244
14,000	CF Industries Holdings, Inc.	995,820
45,200	Eagle Materials, Inc.[a]	1,096,100
24,200	FMC Corporation	1,043,988
25,900	Freeport-McMoRan Copper & Gold, Inc.	987,049
11,100	Greif, Inc.	369,519
86,400	Horsehead Holding Corporation[b]	475,200
73,300	IAMGOLD Corporation	626,715
45,825	Pan American Silver Corporation[a,b]	798,271
9,400	Randgold Resources, Ltd. ADR[a]	510,890
8,500	Royal Gold, Inc.[a]	397,460
17,200	Schweitzer-Mauduit International, Inc.	317,512
33,400	Scotts Miracle-Gro Company	1,158,980
22,400	Silgan Holdings, Inc.	1,176,896
10,800	SPDR Gold Trust[b]	975,024
51,100	Terra Industries, Inc.	1,435,399

	Total Materials	12,913,787

Telecommunications Services (1.1%)
29,500	CenturyTel, Inc.[a]	829,540
96,800	Premiere Global Services, Inc.[b]	853,776
64,900	Syniverse Holdings, Inc.[b]	1,022,824

	Total Telecommunications Services	2,706,140

Utilities (2.7%)
53,600	Aqua America, Inc.[a]	1,072,000
80,100	CMS Energy Corporation	948,384
17,300	Energen Corporation	503,949
26,400	IDACORP, Inc.	616,704
15,500	New Jersey Resources Corporation	526,690
40,700	Portland General Electric Company	715,913
29,200	South Jersey Industries, Inc.[a]	1,022,000

Shares	Common Stock (93.9%)	Value
Utilities (2.7%) - continued
13,200	Southwest Gas Corporation	$278,124
33,300	UGI Corporation	786,213

	Total Utilities	6,469,977

	Total Common Stock (cost $221,120,490)	227,514,701

Principal Amount	Long-Term Fixed Income (0.4%)	Value
U.S. Government (0.4%)
1,000,000	U.S. Treasury Notes 0.875%, 12/31/2010	1,001,836

	Total U.S. Government	1,001,836

	Total Long-Term Fixed Income (cost $1,000,815)	1,001,836

Shares	Collateral Held for Securities Loaned (14.2%)	Value
34,557,094	Thrivent Financial Securities Lending Trust	34,557,094

	Total Collateral Held for Securities Loaned (cost $34,557,094)	34,557,094

Shares or Principal Amount	Short-Term Investments (3.9%)[c]	Value
5,000,000	Park Avenue Receivables Corporation 0.250%, 4/1/2009	5,000,000
4,339,051	Thrivent Money Market Portfolio	4,339,051

	Total Short-Term Investments (at amortized cost)	9,339,051

	Total Investments (cost $266,017,450) 112.4%	$272,412,682

	Other Assets and Liabilities, Net (12.4%)	(30,008,267)

	Total Net Assets 100.0%	$242,404,415

a	All or a portion of the security is on loan.
b	Non-income producing security.
c	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	-	Exchange Traded Fund.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
30

Small Cap Stock Portfolio

Schedule of Investments as of March 31, 2009

(unaudited)

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$18,271,546
Gross unrealized depreciation	(11,876,314)

Net unrealized appreciation (depreciation)	$6,395,232

Cost for federal income tax purposes	$266,017,450

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2009, in valuing Small Cap Stock Portfolio’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Fair Valuation Level	Investments in Securities	Other Financial Instruments*
Level 1	$266,410,846	$–
Level 2	6,001,836	–
Level 3	–	–

Totals (Level 1,2,3)	$272,412,682	$–

*	Other Financial Instruments include Futures, Forwards, Written Options and Swap agreements.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Small Cap Stock Portfolio, is as follows:

Portfolio	Value December 31, 2008	Gross Purchases	Gross Sales	Shares Held at March 31, 2009	Value March 31, 2009	Income Earned January 1, 2009 - March 31, 2009
Money Market	$5,893,633	$37,785,510	$39,340,092	4,339,051	$4,339,051	$17,640
Thrivent Financial Securities Lending Trust	28,172,401	65,853,945	59,469,252	34,557,094	34,557,094	79,489
Total Value and Income Earned	34,066,034				38,896,145	97,129

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
31

Small Cap Index Portfolio

Schedule of Investments as of March 31, 2009

(unaudited)

Shares	Common Stock (97.5%)	Value
Consumer Discretionary (14.3%)
29,375	Aaron Rents, Inc.[a]	$783,137
8,700	American Public Education, Inc.[b]	365,922
14,500	Arbitron, Inc.	217,645
6,600	Arctic Cat, Inc.	25,278
10,200	Audiovox Corporation[b]	34,986
11,900	Big 5 Sporting Goods Corporation	69,853
7,900	Blue Nile, Inc.[a,b]	238,185
23,225	Brown Shoe Company, Inc.	87,094
48,300	Brunswick Corporation	166,635
12,850	Buckle, Inc.[a]	410,300
9,800	Buffalo Wild Wings, Inc.[a,b]	358,484
21,600	Cabela’s, Inc.[a,b]	196,776
13,300	California Pizza Kitchen, Inc.[b]	173,964
7,700	Capella Education Company[b]	408,100
30,900	Carter’s, Inc.[b]	581,229
16,100	Cato Corporation	294,308
12,425	CEC Entertainment, Inc.[b]	321,559
11,600	Charlotte Russe Holding, Inc.[b]	94,540
13,200	Children’s Place Retail Stores, Inc.[b]	288,948
19,525	Christopher & Banks Corporation	79,857
29,900	CKE Restaurants, Inc.	251,160
16,300	Coinstar, Inc.[b]	533,988
12,200	Cracker Barrel Old Country Store, Inc.[a]	349,408
45,600	Crocs, Inc.[a,b]	54,264
7,100	Deckers Outdoor Corporation[b]	376,584
8,400	DineEquity, Inc.[a]	99,624
24,700	Dress Barn, Inc.[b]	303,563
10,700	Drew Industries, Inc.[b]	92,876
16,033	E.W. Scripps Company[a]	21,645
15,850	Ethan Allen Interiors, Inc.[a]	178,471
29,993	Finish Line, Inc.	198,554
24,437	Fossil, Inc.[a,b]	383,661
21,950	Fred’s, Inc.	247,596
10,500	Genesco, Inc.[a,b]	197,715
13,100	Group 1 Automotive, Inc.[a]	183,007
15,900	Gymboree Corporation[b]	339,465
10,200	Haverty Furniture Companies, Inc.[a]	107,406
16,600	Helen of Troy, Ltd.[b]	228,250
15,650	Hibbett Sports, Inc.[a,b]	300,793
33,900	Hillenbrand, Inc.	542,739
23,975	Hot Topic, Inc.[a,b]	268,280
21,500	HSN, Inc.[b]	110,510
31,800	Iconix Brand Group, Inc.[a,b]	281,430
21,600	Interval Leisure Group, Inc.[b]	114,480
31,200	Jack in the Box, Inc.[b]	726,648
15,400	JAKKS Pacific, Inc.[b]	190,190
14,130	Jo-Ann Stores, Inc.[b]	230,884
9,975	Joseph A. Bank Clothiers, Inc.[b]	277,405
14,800	K-Swiss, Inc.	126,392
6,900	Landry’s Restaurants, Inc.[a]	36,018
28,300	La-Z-Boy, Inc.[a]	35,375
9,200	Lithia Motors, Inc.[a]	20,700
42,900	Live Nation, Inc.[b]	114,543
52,100	Liz Claiborne, Inc.	128,687
7,700	M/I Homes, Inc.	53,823
10,300	Maidenform Brands, Inc.[b]	94,348
11,600	Marcus Corporation	98,600
10,200	MarineMax, Inc.[b]	19,992
28,300	Men’s Wearhouse, Inc.[a]	428,462
16,900	Meritage Homes Corporation[a,b]	192,998
7,700	Midas, Inc.[b]	60,984

Shares	Common Stock (97.5%)	Value
Consumer Discretionary (14.3%) - continued
6,300	Monarch Casino & Resort, Inc.[b]	$32,508
10,000	Movado Group, Inc.	75,400
12,800	Multimedia Games, Inc.[b]	27,520
2,700	National Presto Industries, Inc.	164,727
12,300	Nautilus Group, Inc.[b]	7,749
16,700	NutriSystem, Inc.[a]	238,309
11,700	O’Charley’s, Inc.	35,217
41,800	OfficeMax, Inc.	130,416
7,500	Oxford Industries, Inc.	46,275
13,300	P.F. Chang’s China Bistro, Inc.[a,b]	304,304
11,800	Papa John’s International, Inc.[b]	269,866
6,800	Peet’s Coffee & Tea, Inc.[a,b]	147,016
23,500	Pep Boys - Manny, Moe & Jack[a]	103,635
6,500	Perry Ellis International, Inc.[b]	22,490
12,900	PetMed Express, Inc.[b]	212,592
32,900	Pinnacle Entertainment, Inc.[b]	231,616
17,800	Polaris Industries, Inc.	381,632
26,412	Pool Corporation[a]	353,921
4,000	Pre-Paid Legal Services, Inc.[a,b]	116,120
69,600	Quiksilver, Inc.[b]	89,088
9,500	RC2 Corporation[b]	50,065
8,500	Red Robin Gourmet Burgers, Inc.[b]	149,855
28,900	Ruby Tuesday, Inc.[b]	84,388
9,300	Russ Berrie and Company, Inc.[b]	12,276
10,700	Ruth’s Chris Steak House, Inc.[b]	12,947
29,525	Shuffle Master, Inc.[b]	84,737
18,300	Skechers USA, Inc.[b]	122,061
3,800	Skyline Corporation	72,238
15,400	Sonic Automotive, Inc.[a]	24,640
33,252	Sonic Corporation[b]	333,185
17,900	Spartan Motors, Inc.[a]	71,958
20,900	Stage Stores, Inc.	210,672
7,800	Stamps.com, Inc.[b]	75,660
6,600	Standard Motor Products, Inc.	18,150
50,900	Standard Pacific Corporation[b]	44,792
15,817	Steak n Shake Company[a,b]	119,735
14,000	Stein Mart, Inc.[a,b]	40,460
10,500	Sturm, Ruger & Company, Inc.[b]	129,465
12,800	Superior Industries International, Inc.[a]	151,680
27,800	Texas Roadhouse, Inc.[b]	264,934
21,900	Ticketmaster Entertainment, Inc.[b]	80,811
17,300	Tractor Supply Company[a,b]	623,838
10,100	True Religion Apparel, Inc.[a,b]	119,281
17,100	Tuesday Morning Corporation[b]	21,717
13,600	Tween Brands, Inc.[b]	29,104
7,900	UniFirst Corporation	219,936
7,700	Universal Electronic, Inc.[b]	139,370
11,900	Universal Technical Institute, Inc.[b]	142,800
8,700	Volcom, Inc.[a,b]	84,390
16,000	Winnebago Industries, Inc.	84,960
27,000	WMS Industries, Inc.[b]	564,570
27,200	Wolverine World Wide, Inc.	423,776
17,500	Zale Corporation[a,b]	34,125
11,100	Zumiez, Inc.[a,b]	107,670

	Total Consumer Discretionary	21,538,965

Consumer Staples (4.0%)
48,800	Alliance One International, Inc.[b]	187,392
9,900	Andersons, Inc.	139,986
5,600	Boston Beer Company, Inc.[b]	116,816

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
32

Small Cap Index Portfolio

Schedule of Investments as of March 31, 2009

(unaudited)

Shares	Common Stock (97.5%)	Value
Consumer Staples (4.0%) - continued
7,000	Cal-Maine Foods, Inc.[a]	$156,730
27,800	Casey’s General Stores, Inc.	741,148
38,800	Central Garden & Pet Company[b]	291,776
10,600	Chattem, Inc.[a,b]	594,130
44,800	Darling International, Inc.[b]	166,208
9,000	Diamond Foods, Inc.	251,370
16,600	Great Atlantic & Pacific Tea Company, Inc.[a,b]	88,146
9,700	Green Mountain Coffee Roasters, Inc.[a,b]	465,600
22,300	Hain Celestial Group, Inc.[b]	317,552
7,700	J & J Snack Foods Corporation	266,343
17,400	Lance, Inc.	362,268
8,600	Mannatech, Inc.[a]	28,638
7,100	Nash Finch Company[a]	199,439
9,500	Sanderson Farms, Inc.	356,725
12,200	Spartan Stores, Inc.	188,002
17,300	TreeHouse Foods, Inc.[b]	498,067
23,500	United Natural Foods, Inc.[b]	445,795
9,070	WD-40 Company	218,950

	Total Consumer Staples	6,081,081

Energy (4.0%)
30,600	Atwood Oceanics, Inc.[b]	507,654
12,400	Basic Energy Services, Inc.[b]	80,228
15,900	Bristow Group, Inc.[a,b]	340,737
10,800	Carbo Ceramics, Inc.[a]	307,152
16,400	Dril-Quip, Inc.[b]	503,480
7,900	Gulf Island Fabrication, Inc.	63,279
22,500	Holly Corporation	477,000
12,800	Hornbeck Offshore Services, Inc.[b]	195,072
49,300	Input/Output, Inc.[b]	76,908
8,200	Lufkin Industries, Inc.	310,616
13,600	Matrix Service Company[b]	111,792
11,000	NATCO Group, Inc.[b]	208,230
27,100	Oil States International, Inc.[b]	363,682
23,000	Penn Virginia Corporation	252,540
8,200	Petroleum Development Corporation[b]	96,842
23,800	PetroQuest Energy, Inc.[b]	57,120
27,500	Pioneer Drilling Company[b]	90,200
11,050	SEACOR Holdings, Inc.[b]	644,326
34,100	St. Mary Land & Exploration Company	451,143
19,200	Stone Energy Corporation[b]	63,936
9,100	Superior Well Services, Inc.[b]	46,683
17,000	Swift Energy Company[b]	124,100
41,250	TETRA Technologies, Inc.[b]	134,062
16,000	World Fuel Services Corporation[a]	506,080

	Total Energy	6,012,862

Financials (18.5%)
18,628	Acadia Realty Trust[a]	197,643
4,200	American Physicians Capital, Inc.	171,864
10,400	Amerisafe, Inc.[b]	159,328
26,200	Bank Mutual Corporation	237,372
44,400	BioMed Realty Trust, Inc.	300,588
35,000	Boston Private Financial Holdings, Inc.	122,850
32,100	Brookline Bancorp, Inc.	304,950
15,500	Cascade Bancorp[a]	25,265
16,100	Cash America International, Inc.	252,126
24,500	Cedar Shopping Centers, Inc.	42,630

Shares	Common Stock (97.5%)	Value
Financials (18.5%) - continued
15,800	Central Pacific Financial Corporation	$88,480
26,700	Colonial Properties Trust	101,727
10,000	Columbia Banking System, Inc.	64,000
18,000	Community Bank System, Inc.	301,500
22,665	Delphi Financial Group, Inc.	305,071
49,400	DiamondRock Hospitality Company	198,094
14,475	Dime Community Bancshares	135,775
34,900	East West Bancorp, Inc.[a]	159,493
13,700	EastGroup Properties, Inc.	384,559
13,700	eHealth, Inc.[b]	219,337
19,000	Entertainment Properties Trust	299,440
47,100	Extra Space Storage, Inc.	259,521
14,250	Financial Federal Corporation	301,815
41,600	First BanCorp[a]	177,216
14,100	First Cash Financial Services, Inc.[b]	210,372
41,000	First Commonwealth Financial Corporation[a]	363,670
17,500	First Financial Bancorp	166,775
11,500	First Financial Bankshares, Inc.[a]	553,955
26,612	First Midwest Bancorp, Inc.[a]	228,597
32,200	Flagstar Bancorp, Inc.[a,b]	24,150
19,600	Forestar Real Estate Group, Inc.[b]	149,940
32,400	Franklin Street Properties Corporation[a]	398,520
25,900	Frontier Financial Corporation[a]	28,490
33,700	Glacier Bancorp, Inc.[a]	529,427
10,000	Greenhill & Company, Inc.[a]	738,500
59,800	Guaranty Financial Group, Inc.[a,b]	62,790
13,000	Hancock Holding Company[a]	406,640
20,400	Hanmi Financial Corporation	26,520
7,400	Home Bancshares, Inc.[a]	147,778
18,000	Home Properties, Inc.[a]	551,700
9,000	Independent Bank Corporation (MA)[a]	132,750
10,965	Independent Bank Corporation (MI)[a]	25,658
7,800	Infinity Property & Casualty Corporation	264,654
31,900	Inland Real Estate Corporation	226,171
23,700	Investment Technology Group, Inc.[b]	604,824
10,500	Irwin Financial Corporation[b]	20,475
18,200	Kilroy Realty Corporation	312,858
18,700	Kite Realty Group Trust	45,815
28,800	LaBranche & Company, Inc.[b]	107,712
22,600	LaSalle Hotel Properties[a]	131,984
43,100	Lexington Corporate Properties Trust	102,578
12,700	LTC Properties, Inc.	222,758
41,900	Medical Properties Trust, Inc.[a]	152,935
15,400	Mid-America Apartment Communities, Inc.	474,782
12,300	Nara Bancorp, Inc.	36,162
21,800	National Financial Partners[a]	69,760
45,000	National Penn Bancshares, Inc.	373,500
43,300	National Retail Properties, Inc.[a]	685,872
7,300	Navigators Group, Inc.[b]	344,414
18,500	NBT Bancorp, Inc.	400,340
36,300	Old National Bancorp[a]	405,471
22,900	optionsXpress Holdings, Inc.	260,373
8,500	Parkway Properties, Inc.	87,550

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
33

Small Cap Index Portfolio

Schedule of Investments as of March 31, 2009

(unaudited)

Shares	Common Stock (97.5%)	Value
Financials (18.5%) - continued
21,700	Pennsylvania Real Estate Investment Trust[a]	$77,035
8,600	Piper Jaffray Companies[b]	221,794
8,500	Portfolio Recovery Associates, Inc.[a,b]	228,140
24,200	Post Properties, Inc.	245,388
11,900	Presidential Life Corporation	92,701
15,100	PrivateBancorp, Inc.[a]	218,346
18,200	ProAssurance Corporation[b]	848,484
22,500	Prosperity Bancshares, Inc.[a]	615,375
18,364	Provident Bankshares Corporation[a]	129,466
8,200	PS Business Parks, Inc.	302,170
15,000	Rewards Network, Inc.[b]	52,500
9,800	RLI Corporation	491,960
12,900	S&T Bancorp, Inc.[a]	273,609
9,000	Safety Insurance Group, Inc.	279,720
28,900	Selective Insurance Group, Inc.	351,424
66,000	Senior Housing Property Trust	925,320
19,300	Signature Bank[b]	544,839
46,600	South Financial Group, Inc.	51,260
12,100	Sovran Self Storage, Inc.	242,968
9,900	Sterling Bancorp	98,010
40,100	Sterling Bancshares, Inc.	262,254
28,815	Sterling Financial Corporation[a]	59,647
9,900	Stewart Information Services Corporation	193,050
14,800	Stifel Financial Corporation[b]	640,988
47,200	Susquehanna Bancshares, Inc.[a]	440,376
15,026	SWS Group, Inc.	233,354
17,300	Tanger Factory Outlet Centers, Inc.[a]	533,878
3,700	Tompkins Financial Corporation	159,100
19,100	Tower Group, Inc.	470,433
17,600	Tradestation Group, Inc.[b]	116,160
41,682	TrustCo Bank Corporation NYa	250,926
64,400	UCBH Holdings, Inc.[a]	97,244
16,100	UMB Financial Corporation	684,089
33,000	Umpqua Holdings Corporation[a]	298,980
20,700	United Bankshares, Inc.[a]	356,868
22,643	United Community Banks, Inc.[a]	94,195
12,200	United Fire & Casualty Company	267,912
11,800	Urstadt Biddle Properties	158,356
35,100	Whitney Holding Corporation[a]	401,895
10,700	Wilshire Bancorp, Inc.	55,212
13,100	Wintrust Financial Corporation	161,130
8,912	World Acceptance Corporation[a,b]	152,395
20,400	Zenith National Insurance Corporation	491,844

	Total Financials	27,758,659

Health Care (12.4%)
12,000	Abaxis, Inc.[b]	206,880
5,900	Air Methods Corporation[b]	99,769
3,500	Almost Family, Inc.[a,b]	66,815
14,933	Amedisys, Inc.[a,b]	410,508
40,400	American Medical Systems Holdings, Inc.[b]	450,460
29,100	AMERIGROUP Corporation[b]	801,414
17,900	AMN Healthcare Services, Inc.[b]	91,290
17,350	AmSurg Corporation[b]	274,998
7,100	Analogic Corporation	227,342
15,700	ArQule, Inc.[b]	64,998
6,400	Bio-Reference Laboratories, Inc.[b]	133,824

Shares	Common Stock (97.5%)	Value
Health Care (12.4%) - continued
16,100	Cambrex Corporation[b]	$36,708
21,000	Catalyst Health Solutions, Inc.[b]	416,220
23,500	Centene Corporation[b]	423,470
12,300	Chemed Corporation	478,470
5,200	Computer Programs and Systems, Inc.	173,004
15,950	CONMED Corporation[b]	229,839
24,700	Cooper Companies, Inc.	653,068
4,200	Corvel Corporation[b]	84,924
16,900	Cross Country Healthcare, Inc.[b]	110,695
15,450	CryoLife, Inc.[b]	80,031
31,500	Cubist Pharmaceuticals, Inc.[b]	515,340
12,700	Cyberonics, Inc.[a,b]	168,529
9,800	Dionex Corporation[b]	463,050
30,800	Eclipsys Corporation[b]	312,312
17,897	Enzo Biochem, Inc.[b]	71,946
24,000	EResearch Technology, Inc.[b]	126,240
15,900	Gentiva Health Services, Inc.[b]	241,680
12,700	Greatbatch, Inc.[b]	245,745
13,900	Haemonetics Corporation[b]	765,612
26,800	Healthspring, Inc.[b]	224,316
18,400	Healthways, Inc.[b]	161,368
13,900	HMS Holding Corporation[b]	457,310
7,200	ICU Medical, Inc.[b]	231,264
11,000	Integra LifeSciences Holdings Corporation[a,b]	272,030
17,700	Invacare Corporation	283,731
18,400	inVentiv Health, Inc.[b]	150,144
7,300	Kendle International, Inc.[b]	153,008
6,400	Kensey Nash Corporation[b]	136,128
5,200	Landauer, Inc.	263,536
10,250	LCA-Vision, Inc.[a]	29,828
8,100	LHC Group, Inc.[b]	180,468
20,000	Magellan Health Services, Inc.[b]	728,800
18,200	Martek Biosciences Corporation[a,b]	332,150
10,800	MedCath Corporation[b]	78,516
22,100	Meridian Bioscience, Inc.	400,452
15,500	Merit Medical Systems, Inc.[b]	189,255
7,700	Molina Healthcare, Inc.[a,b]	146,454
6,700	MWI Veterinary Supply, Inc.[b]	190,816
15,400	Natus Medical, Inc.[b]	131,054
8,100	Neogen Corporation[b]	176,823
13,700	Noven Pharmaceuticals, Inc.[b]	129,876
18,000	Odyssey Healthcare, Inc.[b]	174,600
17,100	Omnicell, Inc.[b]	133,722
9,900	Osteotech, Inc.[b]	34,551
10,200	Palomar Medical Technologies, Inc.[b]	74,052
19,200	Par Pharmaceutical Companies, Inc.[b]	181,824
31,600	PAREXEL International Corporation[b]	307,468
25,000	Pediatrix Medical Group, Inc.[b]	736,750
16,800	PharMerica Corporation[a,b]	279,552
23,500	Phase Forward, Inc.[b]	300,565
33,300	PSS World Medical, Inc.[a,b]	477,855
34,600	Regeneron Pharmaceuticals, Inc.[b]	479,556
10,100	RehabCare Group, Inc.[b]	176,144
14,100	Res-Care, Inc.[b]	205,296
26,300	Salix Pharmaceuticals, Ltd.[b]	249,850
26,100	Savient Pharmaceuticals, Inc.[b]	129,195
8,100	SurModics, Inc.[a,b]	147,825
19,700	Symmetry Medical, Inc.[b]	124,307
18,300	Theragenics Corporation[b]	22,326

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
34

Small Cap Index Portfolio

Schedule of Investments as of March 31, 2009

(unaudited)

Shares	Common Stock (97.5%)	Value
Health Care (12.4%) - continued
42,400	ViroPharma, Inc.[b]	$222,600
17,900	West Pharmaceutical Services, Inc.[a]	587,299
11,600	Zoll Medical Corporation[b]	166,576

	Total Health Care	18,684,421

Industrials (17.0%)
12,500	A.O. Smith Corporation	314,750
21,200	AAR Corporation[a,b]	265,848
24,400	ABM Industries, Inc.	400,160
31,000	Actuant Corporation	320,230
22,100	Acuity Brands, Inc.[a]	498,134
12,000	Administaff, Inc.	253,560
8,600	Aerovironment, Inc.[b]	179,740
14,700	Albany International Corporation	133,035
5,000	American Science & Engineering, Inc.	279,000
15,300	Apogee Enterprises, Inc.	167,994
19,850	Applied Industrial Technologies, Inc.	334,869
7,200	Applied Signal Technology, Inc.	145,656
13,800	Arkansas Best Corporation	262,476
10,800	Astec Industries, Inc.[b]	283,284
10,900	ATC Technology Corporation[b]	122,080
5,100	Axsys Technologies, Inc.[b]	214,404
6,900	Azz, Inc.[b]	182,091
25,300	Baldor Electric Company[a]	366,597
22,900	Barnes Group, Inc.	244,801
25,525	Belden, Inc.[a]	319,318
14,986	Bowne & Company, Inc.	48,105
28,100	Brady Corporation	495,403
27,300	Briggs & Stratton Corporation[a]	450,450
14,400	C&D Technologies, Inc.[a,b]	26,640
4,700	Cascade Corporation	82,861
7,100	CDI Corporation	69,012
14,150	Ceradyne, Inc.[b]	256,540
9,300	Circor International, Inc.	209,436
27,900	CLARCOR, Inc.	702,801
6,200	Consolidated Graphics, Inc.[b]	78,864
8,600	Cubic Corporation	217,838
24,800	Curtiss-Wright Corporation[a]	695,640
36,000	EMCOR Group, Inc.[b]	618,120
11,200	EnPro Industries, Inc.[b]	191,520
14,300	ESCO Technologies, Inc.[b]	553,410
16,300	Esterline Technologies Corporation[b]	329,097
15,900	Forward Air Corporation[a]	258,057
10,200	G & K Services, Inc.	192,882
28,400	Gardner Denver, Inc.[b]	617,416
27,300	GenCorp, Inc.[b]	57,876
28,000	Geo Group, Inc.[b]	371,000
14,800	Gibraltar Industries, Inc.	69,856
26,730	Griffon Corporation[b]	200,475
23,625	Healthcare Services Group, Inc.	353,666
29,448	Heartland Express, Inc.	436,125
9,000	Heidrick & Struggles International, Inc.	159,660
20,700	Hub Group, Inc.[b]	351,900
13,300	II-VI, Inc.[b]	228,494
21,100	Insituform Technologies, Inc.[b]	330,004
30,900	Interface, Inc.	92,391
15,100	John Bean Technologies Corporation	157,946
14,000	Kaman Corporation	175,560

Shares	Common Stock (97.5%)	Value
Industrials (17.0%) - continued
18,400	Kaydon Corporation[a]	$502,872
29,500	Kirby Corporation[b]	785,880
31,050	Knight Transportation, Inc.[a]	470,718
2,300	Lawson Products, Inc.	27,991
6,650	Lindsay Manufacturing Company[a]	179,550
9,200	Lydall, Inc.[b]	27,324
17,100	MagneTek, Inc.[b]	30,780
19,500	Mobile Mini, Inc.[a,b]	224,640
23,250	Moog, Inc.[b]	531,727
20,300	Mueller Industries, Inc.	440,307
10,900	NCI Building Systems, Inc.[b]	24,198
15,050	Old Dominion Freight Line, Inc.[b]	353,525
19,600	On Assignment, Inc.[b]	53,116
31,400	Orbital Sciences Corporation[b]	373,346
20,575	Quanex Building Products Corporation	156,370
17,200	Regal-Beloit Corporation	527,008
17,900	Robbins & Myers, Inc.	271,543
8,800	School Specialty, Inc.[b]	154,792
20,500	Simpson Manufacturing Company, Inc.[a]	369,410
31,200	SkyWest, Inc.	388,128
28,700	Spherion Corporation[b]	59,696
7,000	Standard Register Company	32,060
6,800	Standex International Corporation	62,560
7,400	Stanley, Inc.[b]	187,886
18,400	Sykes Enterprises, Inc.[a,b]	305,992
19,700	Teledyne Technologies, Inc.[b]	525,596
33,006	Tetra Tech, Inc.[b]	672,662
19,600	Toro Company[a]	473,928
10,700	Tredegar Corporation	174,731
9,000	Triumph Group, Inc.	343,800
23,800	TrueBlue, Inc.[b]	196,350
13,000	United Stationers, Inc.[b]	365,040
9,300	Universal Forest Products, Inc.	247,473
9,600	Valmont Industries, Inc.	482,016
11,200	Viad Corporation	158,144
10,800	Vicor Corporation	52,812
6,700	Volt Information Sciences, Inc.[b]	44,555
16,900	Wabash National Corporation	20,787
15,550	Watsco, Inc.[a]	529,167
16,200	Watts Water Technologies, Inc.[a]	316,872

	Total Industrials	25,512,424

Information Technology (17.4%)
14,200	Actel Corporation[b]	143,704
66,900	Adaptec, Inc.[b]	160,560
18,000	Advanced Energy Industries, Inc.[b]	135,540
12,500	Agilysys, Inc.	53,750
16,300	Anixter International, Inc.[a,b]	516,384
67,423	Arris Group, Inc.[b]	496,908
17,300	ATMI, Inc.[b]	266,939
16,713	Avid Technology, Inc.[a,b]	152,757
7,600	Bankrate, Inc.[a,b]	189,620
6,300	Bel Fuse, Inc.	84,672
35,750	Benchmark Electronics, Inc.[b]	400,400
9,700	Black Box Corporation	229,017
24,100	Blackbaud, Inc.	279,801
21,400	Blue Coat Systems, Inc.[a,b]	257,014
28,300	Brightpoint, Inc.[b]	121,124
34,907	Brooks Automation, Inc.[b]	160,921

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
35

Small Cap Index Portfolio

Schedule of Investments as of March 31, 2009

(unaudited)

Shares	Common Stock (97.5%)	Value
Information Technology (17.4%) - continued
12,900	Cabot Microelectronics Corporation[b]	$309,987
16,400	CACI International, Inc.[b]	598,436
4,500	Catapult Communications Corporation[b]	31,365
21,300	Checkpoint Systems, Inc.[b]	191,061
33,200	CIBER, Inc.[b]	90,636
21,800	Cognex Corporation	291,030
12,900	Cohu, Inc.	92,880
22,700	Commvault Systems, Inc.[b]	249,019
10,100	Comscore, Inc.[b]	122,109
15,500	Comtech Telecommunications Corporation[b]	383,935
23,100	Concur Technologies, Inc.[a,b]	443,289
19,300	CSG Systems International, Inc.[b]	275,604
18,600	CTS Corporation	67,146
37,825	CyberSource Corporation[b]	560,188
16,300	Cymer, Inc.[b]	362,838
75,700	Cypress Semiconductor Corporation[b]	512,489
18,800	Daktronics, Inc.[a]	123,140
21,800	DealerTrack Holdings, Inc.[b]	285,580
13,800	Digi International, Inc.[b]	105,846
17,850	Diodes, Inc.[b]	189,389
14,800	DSP Group, Inc.[b]	63,936
4,900	Ebix, Inc.[b]	121,765
14,900	Electro Scientific Industries, Inc.[b]	88,208
8,400	EMS Technologies, Inc.[b]	146,664
32,900	Epicor Software Corporation[a,b]	125,349
19,500	EPIQ Systems, Inc.[b]	351,585
23,600	Exar Corporation[b]	147,264
9,200	Faro Technologies, Inc.[b]	123,648
20,500	FEI Company[b]	316,315
8,400	Forrester Research, Inc.[b]	172,704
13,300	Gerber Scientific, Inc.[b]	31,787
13,600	Gevity HR, Inc.	53,720
52,300	Harmonic, Inc.[b]	339,950
13,500	Heartland Payment Systems, Inc.	89,235
10,400	Hittite Microwave Corporation[b]	324,480
12,800	Hutchinson Technology, Inc.[a,b]	33,280
47,800	Informatica Corporation[b]	633,828
19,200	InfoSpace, Inc.[b]	99,840
25,075	Insight Enterprises, Inc.[b]	76,729
9,500	Integral Systems, Inc.[b]	81,700
26,500	Intermec, Inc.[b]	275,600
12,100	Intevac, Inc.[b]	63,041
24,100	J2 Global Communication, Inc.[b]	527,549
15,100	JDA Software Group, Inc.[b]	174,405
7,500	Keithley Instruments, Inc.	25,425
15,800	Knot, Inc.[a,b]	129,560
37,500	Kopin Corporation[b]	87,000
33,500	Kulicke and Soffa Industries, Inc.[a,b]	87,770
12,000	Littelfuse, Inc.[b]	131,880
9,600	LoJack Corporation[b]	43,488
13,000	Manhattan Associates, Inc.[b]	225,160
9,600	MAXIMUS, Inc.	382,656
12,500	Mercury Computer Systems, Inc.[b]	69,125
20,800	Methode Electronics, Inc.	74,464
25,200	Micrel, Inc.	177,408
44,000	MICROS Systems, Inc.[b]	825,000
44,400	Microsemi Corporation[b]	515,040
27,200	MKS Instruments, Inc.[b]	399,024

Shares	Common Stock (97.5%)	Value
Information Technology (17.4%) - continued
9,300	MTS Systems Corporation	$211,575
18,900	NETGEAR, Inc.[b]	227,745
16,100	Network Equipment Technologies, Inc.[b]	56,994
9,800	Neutral Tandem, Inc.[b]	241,178
19,800	Newport Corporation[b]	87,516
16,700	Novatel Wireless, Inc.[b]	93,854
11,250	Park Electrochemical Corporation	194,400
10,100	PC TEL, Inc.	43,430
17,500	Perficient, Inc.[b]	94,500
13,900	Pericom Semiconductor Corporation[b]	101,609
16,000	Phoenix Technologies, Ltd.[b]	25,920
21,500	Plexus Corporation[b]	297,130
21,900	Progress Software Corporation[b]	380,184
9,900	Quality Systems, Inc.[a]	447,975
15,200	Radiant Systems, Inc.[b]	67,032
12,700	RadiSys Corporation[b]	76,962
8,600	Rogers Corporation[b]	162,368
16,900	Rudolph Technologies, Inc.[b]	51,207
14,400	ScanSource, Inc.[b]	267,552
90,700	Skyworks Solutions, Inc.[b]	731,042
15,400	Smith Micro Software, Inc.[b]	80,542
14,600	Sonic Solutions, Inc.[a,b]	17,520
10,000	SPSS, Inc.[b]	284,300
12,100	Standard Microsystems Corporation[b]	225,060
6,400	StarTek, Inc.[b]	19,840
11,100	Stratasys, Inc.[a,b]	91,797
7,100	Supertex, Inc.[b]	164,010
24,150	Symmetricom, Inc.[b]	84,525
18,600	Synaptics, Inc.[a,b]	497,736
10,500	Synnex Corporation[b]	206,535
42,550	Take-Two Interactive Software, Inc.[b]	355,293
16,700	Taleo Corporation[b]	197,394
22,500	Technitrol, Inc.	38,475
36,400	Tekelec, Inc.[b]	481,572
36,837	THQ, Inc.[b]	111,984
7,300	Tollgrade Communications, Inc.[b]	42,340
80,800	TriQuint Semiconductor, Inc.[b]	199,576
23,500	TTM Technologies, Inc.[b]	136,300
15,800	Tyler Technologies, Inc.[b]	231,154
12,900	Ultratech, Inc.[b]	161,121
45,100	United Online, Inc.	201,146
39,975	Varian Semiconductor Equipment Associates, Inc.[a,b]	865,858
17,700	Veeco Instruments, Inc.[b]	118,059
15,000	ViaSat, Inc.[b]	312,300
24,700	Websense, Inc.[b]	296,400
20,900	Wright Express Corporation[b]	380,798

	Total Information Technology	26,232,468

Materials (3.8%)
14,300	A. Schulman, Inc.	193,765
9,100	A.M. Castle & Company	81,172
12,400	AMCOL International Corporation[a]	184,016
11,100	American Vanguard Corporation	143,190
13,700	Arch Chemicals, Inc.	259,752
10,000	Balchem Corporation	251,300
11,100	Brush Engineered Materials, Inc.[b]	153,957

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
36

Small Cap Index Portfolio

Schedule of Investments as of March 31, 2009

(unaudited)

Shares	Common Stock (97.5%)	Value
Materials (3.8%) - continued
21,300	Buckeye Technologies, Inc.[b]	$45,369
29,600	Calgon Carbon Corporation[a,b]	419,432
30,300	Century Aluminum Company[b]	63,933
6,200	Clearwater Paper Corporation[b]	49,786
5,800	Deltic Timber Corporation	228,578
23,800	Eagle Materials, Inc.[a]	577,150
26,600	H.B. Fuller Company	345,800
23,300	Headwaters, Inc.[b]	73,162
15,563	Myers Industries, Inc.	95,557
8,100	Neenah Paper, Inc.	29,403
6,700	NewMarket Corporation	296,810
5,000	Olympic Steel, Inc.	75,850
16,700	OM Group, Inc.[b]	322,644
6,200	Penford Corporation	22,506
50,700	PolyOne Corporation[b]	117,117
6,000	Quaker Chemical Corporation	47,640
20,900	Rock-Tenn Company	565,345
12,700	RTI International Metals, Inc.[b]	148,590
8,500	Schweitzer-Mauduit International, Inc.	156,910
4,000	Stepan Company	109,200
15,100	Texas Industries, Inc.[a]	377,500
26,800	Wausau Paper Corporation	140,968
11,650	Zep, Inc.	119,179

	Total Materials	5,695,581

Telecommunications Services (0.3%)
48,900	FairPoint Communications, Inc.	38,142
24,300	General Communication, Inc.[b]	162,324
17,600	Iowa Telecommunications Services, Inc.	201,696

	Total Telecommunications Services	402,162

Utilities (5.8%)
15,133	ALLETE, Inc.	403,900
9,550	American States Water Company	346,856
50,200	Atmos Energy Corporation	1,160,624
30,000	Avista Corporation	413,400
6,400	Central Vermont Public Service Corporation	110,720
8,700	CH Energy Group, Inc.	408,030
33,100	Cleco Corporation	717,939
24,700	El Paso Electric Company[b]	348,023
12,200	Laclede Group, Inc.	475,556
23,150	New Jersey Resources Corporation	786,637
14,500	Northwest Natural Gas Company[a]	629,590
40,300	Piedmont Natural Gas Company, Inc.[a]	1,043,367
16,400	South Jersey Industries, Inc.[a]	574,000
24,400	Southwest Gas Corporation	514,108
13,866	UIL Holdings Corporation	309,489
19,500	UniSource Energy Corporation	549,705

	Total Utilities	8,791,944

	Total Common Stock (cost $209,934,211)	146,710,567

Principal Amount	Long-Term Fixed Income (0.3%)	Value
U.S. Government (0.3%)
$500,000	U.S. Treasury Notes 0.875%, 12/31/2010[c]	$500,918

	Total U.S. Government	500,918

	Total Long-Term Fixed Income (cost $500,408)	500,918

Shares	Collateral Held for Securities Loaned (21.8%)	Value
32,791,699	Thrivent Financial Securities Lending Trust	32,791,699

	Total Collateral Held for Securities Loaned (cost $32,791,699)	32,791,699

Shares or Principal Amount	Short-Term Investments (2.2%)[d]	Value
250,000	Federal National Mortgage Association Discount Notes 0.200%, 5/14/2009[c]	249,940
3,081,280	Thrivent Money Market Portfolio	3,081,280

	Total Short-Term Investments (at amortized cost)	3,331,220

	Total Investments (cost $246,557,538) 121.8%	$183,334,404

	Other Assets and Liabilities, Net (21.8%)	(32,854,764)

	Total Net Assets 100.0%	$150,479,640

a	All or a portion of the security is on loan.
b	Non-income producing security.
c	At March 31, 2009, $750,858 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
d	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$20,643,099
Gross unrealized depreciation	(83,866,233)

Net unrealized appreciation (depreciation)	$(63,223,134)

Cost for federal income tax purposes	$246,557,538

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
37

Small Cap Index Portfolio

Schedule of Investments as of March 31, 2009

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2009, in valuing Small Cap Index Portfolio’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Fair Valuation Level	Investments in Securities	Other Financial Instruments*
Level 1	$182,583,546	$365,049
Level 2	750,858	–
Level 3	–	–

Totals (Level 1,2,3)	$183,334,404	$365,049

*	Other Financial Instruments include Futures, Forwards, Written Options and Swap agreements.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
Russell 2000 Index Mini-Futures	100	June 2009	$3,847,951	$4,213,000	$365,049
Total Futures Contracts					$365,049

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Small Cap Index Portfolio, is as follows:

Portfolio	Value December 31, 2008	Gross Purchases	Gross Sales	Shares Held at March 31, 2009	Value March 31, 2009	Income Earned January 1, 2009 - March 31, 2009
Money Market	$968,867	$10,505,661	$8,393,248	3,081,280	$3,081,280	$2,949
Thrivent Financial Securities Lending Trust	44,468,815	28,441,377	40,118,493	32,791,699	32,791,699	91,936
Total Value and Income Earned	45,437,682				35,872,979	94,885

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
38

Mid Cap Growth Portfolio II

Schedule of Investments as of March 31, 2009

(unaudited)

Shares	Common Stock (96.6%)	Value
Consumer Discretionary (18.6%)
41,700	Bed Bath & Beyond, Inc.[a,b]	$1,032,075
67,900	Burger King Holdings, Inc.	1,558,305
14,500	Central European Media Enterprises, Ltd.[a,b]	166,170
249,000	Chico’s FAS, Inc.[b]	1,337,130
260,200	Coldwater Creek, Inc.[b]	653,102
21,400	DeVry, Inc.	1,031,052
36,200	Discovery Communications, Inc., Class Ab	579,924
25,600	Discovery Communications, Inc., Class Cb	375,040
93,900	Gentex Corporation	935,244
129,100	Goodyear Tire & Rubber Company[b]	808,166
46,200	International Game Technology	425,964
44,500	Jack in the Box, Inc.[b]	1,036,405
118,300	Leapfrog Enterprises, Inc.[b]	163,254
35,900	Marvel Entertainment, Inc.[b]	953,145
35,900	Toll Brothers, Inc.[b]	651,944
75,800	WMS Industries, Inc.[b]	1,584,978
94,600	Zumiez, Inc.[b]	917,620

	Total Consumer Discretionary	14,209,518

Consumer Staples (1.2%)
41,300	Pepsi Bottling Group, Inc.	914,382

	Total Consumer Staples	914,382

Energy (9.0%)
12,400	Dril-Quip, Inc.[b]	380,680
29,500	Forest Oil Corporation[b]	387,925
27,600	Oil States International, Inc.[b]	370,392
35,000	Peabody Energy Corporation	876,400
51,400	Petrohawk Energy Corporation[b]	988,422
11,500	Southwestern Energy Company[b]	341,435
43,000	Sunoco, Inc.	1,138,640
40,400	Ultra Petroleum Corporation[b]	1,449,956
48,300	Willbros Group, Inc.[b]	468,510
15,400	XTO Energy, Inc.	471,548

	Total Energy	6,873,908

Financials (10.0%)
1,800	CME Group, Inc.	443,502
72,100	Hudson City Bancorp, Inc.	842,849
17,000	IntercontinentalExchange, Inc.[a,b]	1,265,990
31,200	Lazard, Ltd.	917,280
15,900	Northern Trust Corporation	951,138
47,100	T. Rowe Price Group, Inc.[a]	1,359,306
130,500	TD Ameritrade Holding Corporation[b]	1,802,205

	Total Financials	7,582,270

Health Care (8.2%)
10,000	Alexion Pharmaceuticals, Inc.[b]	376,600
81,200	Amylin Pharmaceuticals, Inc.[a,b]	954,100
23,500	Beckman Coulter, Inc.	1,198,735
74,600	Hologic, Inc.[b]	976,514
34,600	Myriad Genetics, Inc.[a,b]	1,573,262
20,900	Shire Pharmaceuticals Group plc ADR	751,146
12,300	Waters Corporation[b]	454,485

	Total Health Care	6,284,842

Shares	Common Stock (96.6%)	Value
Industrials (13.2%)
140,300	AMR Corporation[b]	$447,557
64,200	BE Aerospace, Inc.[b]	556,614
31,900	C.H. Robinson Worldwide, Inc.	1,454,959
35,800	Con-way, Inc.	641,894
156,300	Delta Air Lines, Inc.[b]	879,969
17,400	Flowserve Corporation	976,488
52,260	Monster Worldwide, Inc.[b]	425,919
15,600	Precision Castparts Corporation	934,440
54,900	Quanta Services, Inc.[b]	1,177,605
62,900	Ryanair Holdings plc[b]	1,453,619
15,900	Stericycle, Inc.[b]	758,907
13,900	SunPower Corporation[a,b]	330,542

	Total Industrials	10,038,513

Information Technology (27.5%)
70,032	Activision Blizzard, Inc.[b]	732,535
49,187	Akamai Technologies, Inc.[b]	954,228
63,800	ASML Holding NV ADR[a]	1,117,138
19,800	Atheros Communications, Inc.[b]	290,268
57,000	Broadcom Corporation[b]	1,138,860
92,200	F5 Networks, Inc.[a,b]	1,931,590
66,700	FormFactor, Inc.[b]	1,201,934
38,300	Hittite Microwave Corporation[b]	1,194,960
150,700	Marvell Technology Group, Ltd.[b]	1,380,412
71,700	Mercadolibre, Inc.[a,b]	1,330,035
61,000	NETAPP, Inc.[b]	905,240
70,400	Nuance Communications, Inc.[b]	764,544
164,600	NVIDIA Corporation[b]	1,622,956
59,600	Omniture, Inc.[a,b]	786,124
153,400	PMC-Sierra, Inc.[b]	978,692
47,300	Polycom, Inc.[b]	727,947
96,200	Seagate Technology	578,162
56,500	Symantec Corporation[b]	844,110
38,800	Synaptics, Inc.[a,b]	1,038,288
33,100	Synopsys, Inc.[b]	686,163
33,000	VMware, Inc.[a,b]	779,460

	Total Information Technology	20,983,646

Materials (5.0%)
52,100	Celanese Corporation	696,577
4,100	FMC Corporation	176,874
6,300	Freeport-McMoRan Copper & Gold, Inc.	240,093
94,300	Owens-Illinois, Inc.[b]	1,361,692
56,600	Pactiv Corporation[b]	825,794
5,800	SPDR Gold Trust[b]	523,624

	Total Materials	3,824,654

Telecommunications Services (3.9%)
77,100	Clearwire Corporation[a,b]	397,065
39,300	NII Holdings, Inc.[b]	589,500
47,300	SBA Communications Corporation[b]	1,102,090
98,800	TW Telecom, Inc.[b]	864,500

	Total Telecommunications Services	2,953,155

	Total Common Stock (cost $88,065,447)	73,664,888

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
39

Mid Cap Growth Portfolio II

Schedule of Investments as of March 31, 2009

(unaudited)

Shares	Collateral Held for Securities Loaned (14.0%)	Value
10,717,089	Thrivent Financial Securities Lending Trust	$10,717,089

	Total Collateral Held for Securities Loaned (cost $10,717,089)	10,717,089

Shares	Short-Term Investments (3.4%)	Value
2,606,704	Thrivent Money Market Portfolio	2,606,704

	Total Short-Term Investments (at amortized cost)	2,606,704

	Total Investments (cost $101,389,240) 114.0%	$86,988,681

	Other Assets and Liabilities, Net (14.0%)	(10,695,077)

	Total Net Assets 100.0%	$76,293,604

a	All or a portion of the security is on loan.
b	Non-income producing security.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$2,942,967
Gross unrealized depreciation	(17,343,526)

Net unrealized appreciation (depreciation)	$(14,400,559)

Cost for federal income tax purposes	$101,389,240

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2009, in valuing Mid Cap Growth Portfolio II’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Fair Valuation Level	Investments in Securities	Other Financial Instruments*
Level 1	$86,988,681	$–
Level 2	–	–
Level 3	–	–

Totals (Level 1,2,3)	$86,988,681	$–

*	Other Financial Instruments include Futures, Forwards, Written Options and Swap agreements.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Mid Cap Growth Portfolio II, is as follows:

Portfolio	Value December 31, 2008	Gross Purchases	Gross Sales	Shares Held at March 31, 2009	Value March 31, 2009	Income Earned January 1, 2009 - March 31, 2009
Money Market	$3,679,661	$6,056,706	$7,129,663	2,606,704	$2,606,704	$7,416
Thrivent Financial Securities Lending Trust	5,387,577	16,947,862	11,618,350	10,717,089	10,717,089	15,970
Total Value and Income Earned	9,067, 238				13,323,793	23,386

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
40

Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2009

(unaudited)

Shares	Common Stock (96.1%)	Value
Consumer Discretionary (19.0%)
116,825	Bed Bath & Beyond, Inc.[a,b]	$2,891,419
73,950	BorgWarner, Inc.[a]	1,501,185
236,300	Burger King Holdings, Inc.[a]	5,423,085
29,925	Central European Media Enterprises, Ltd.[a,b]	342,941
534,150	Chico’s FAS, Inc.[b]	2,868,385
734,900	Coldwater Creek, Inc.[a,b]	1,844,599
61,200	DeVry, Inc.	2,948,616
106,550	Discovery Communications, Inc., Class Ab	1,706,931
87,100	Discovery Communications, Inc., Class Cb	1,276,015
189,450	Gap, Inc.	2,460,956
259,300	Gentex Corporation	2,582,628
291,675	Goodyear Tire & Rubber Company[b]	1,825,885
36,500	Guess ?, Inc.	769,420
77,350	Hasbro, Inc.	1,939,164
130,350	International Game Technology	1,201,827
97,050	Jack in the Box, Inc.[b]	2,260,295
292,700	Leapfrog Enterprises, Inc.[a,b]	403,926
83,175	Marvel Entertainment, Inc.[b]	2,208,296
203,900	Texas Roadhouse, Inc.[b]	1,943,167
119,625	Toll Brothers, Inc.[b]	2,172,390
21,400	VF Corporation	1,222,154
22,875	Whirlpool Corporation[a]	676,871
177,100	WMS Industries, Inc.[a,b]	3,703,161
231,425	Zumiez, Inc.[a,b]	2,244,823

	Total Consumer Discretionary	48,418,139

Consumer Staples (0.6%)
68,350	Pepsi Bottling Group, Inc.	1,513,269

	Total Consumer Staples	1,513,269

Energy (8.8%)
53,575	Cameron International Corporation[b]	1,174,900
29,425	Diamond Offshore Drilling, Inc.[a]	1,849,656
40,725	Dril-Quip, Inc.[b]	1,250,257
99,600	Forest Oil Corporation[b]	1,309,740
73,900	Oil States International, Inc.[b]	991,738
107,425	Peabody Energy Corporation	2,689,922
115,925	Petrohawk Energy Corporation[b]	2,229,238
38,950	Southwestern Energy Company[b]	1,156,426
91,175	Sunoco, Inc.	2,414,314
117,200	Ultra Petroleum Corporation[b]	4,206,308
81,200	Weatherford International, Ltd.[b]	898,884
151,925	Willbros Group, Inc.[a,b]	1,473,672
29,700	XTO Energy, Inc.	909,414

	Total Energy	22,554,469

Financials (8.4%)
6,100	CME Group, Inc.	1,502,979
187,300	Hudson City Bancorp, Inc.	2,189,537
40,150	IntercontinentalExchange, Inc.[a,b]	2,989,970
95,750	Lazard, Ltd.	2,815,050
47,100	Northern Trust Corporation	2,817,522
159,200	T. Rowe Price Group, Inc.[a]	4,594,512
326,300	TD Ameritrade Holding Corporation[b]	4,506,203

	Total Financials	21,415,773

Shares	Common Stock (96.1%)	Value
Health Care (10.9%)
30,600	Alexion Pharmaceuticals, Inc.[b]	$1,152,396
95,425	Amylin Pharmaceuticals, Inc.[a,b]	1,121,244
49,200	Beckman Coulter, Inc.	2,509,692
139,000	BioMarin Pharmaceutical, Inc.[a,b]	1,716,650
45,475	C.R. Bard, Inc.	3,625,267
18,500	Cephalon, Inc.[a,b]	1,259,850
48,100	Express Scripts, Inc.[b]	2,220,777
205,250	Hologic, Inc.[b]	2,686,722
53,300	Millipore Corporation[b]	3,059,953
103,350	Myriad Genetics, Inc.[a,b]	4,699,324
65,600	Shire Pharmaceuticals Group plc ADR	2,357,664
38,125	Waters Corporation[b]	1,408,719

	Total Health Care	27,818,258

Industrials (12.6%)
380,825	AMR Corporation[b]	1,214,832
161,500	BE Aerospace, Inc.[b]	1,400,205
73,700	C.H. Robinson Worldwide, Inc.	3,361,457
88,000	Con-way, Inc.	1,577,840
291,775	Delta Air Lines, Inc.[b]	1,642,693
61,695	Expeditors International of Washington, Inc.	1,745,352
5,450	First Solar, Inc.[a,b]	723,215
51,300	Flowserve Corporation	2,878,956
16,375	FTI Consulting, Inc.[a,b]	810,235
134,450	Monster Worldwide, Inc.[a,b]	1,095,767
78,575	Pentair, Inc.	1,702,720
45,750	Precision Castparts Corporation	2,740,425
176,800	Quanta Services, Inc.[b]	3,792,360
13,300	Rockwell Collins, Inc.	434,112
24,475	Roper Industries, Inc.	1,038,964
140,450	Ryanair Holdings plc[b]	3,245,799
49,900	Stericycle, Inc.[b]	2,381,727
19,275	SunPower Corporation[a,b]	458,360

	Total Industrials	32,245,019

Information Technology (25.5%)
242,432	Activision Blizzard, Inc.[a,b]	2,535,839
111,214	Akamai Technologies, Inc.[b]	2,157,552
144,600	ASML Holding NV ADR[a]	2,531,946
66,500	Atheros Communications, Inc.[b]	974,890
197,600	Broadcom Corporation[a,b]	3,948,048
54,225	Electronic Arts, Inc.[b]	986,353
215,675	F5 Networks, Inc.[a,b]	4,518,391
157,700	FormFactor, Inc.[b]	2,841,754
52,850	Hewitt Associates, Inc.[b]	1,572,816
72,825	Hittite Microwave Corporation[b]	2,272,140
130,175	Intersil Corporation	1,497,012
425,100	Marvell Technology Group, Ltd.[b]	3,893,916
7,950	MasterCard, Inc.	1,331,466
178,649	Mercadolibre, Inc.[a,b]	3,313,939
102,125	Molex, Inc.	1,403,197
188,275	NETAPP, Inc.[b]	2,794,001
134,800	Nuance Communications, Inc.[b]	1,463,928
419,925	NVIDIA Corporation[a,b]	4,140,460
196,325	Omniture, Inc.[a,b]	2,589,527
409,350	PMC-Sierra, Inc.[b]	2,611,653
106,525	Polycom, Inc.[b]	1,639,420
689,975	RF Micro Devices, Inc.[a,b]	917,667
307,875	Seagate Technology	1,850,329
121,850	Symantec Corporation[b]	1,820,439
84,325	Synaptics, Inc.[a,b]	2,256,537
115,675	Synopsys, Inc.[b]	2,397,943

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
41

Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2009

(unaudited)

Shares	Common Stock (96.1%)	Value
Information Technology (25.5%) - continued
353,675	Tellabs, Inc.[b]	$1,619,831
105,200	Tyco Electronics, Ltd.	1,161,408
90,450	VMware, Inc.[a,b]	2,136,429

	Total Information Technology	65,178,831

Materials (5.6%)
44,225	Albemarle Corporation	962,778
59,000	Bemis Company, Inc.	1,237,230
123,975	Celanese Corporation	1,657,546
13,800	FMC Corporation	595,332
24,475	Freeport-McMoRan Copper & Gold, Inc.	932,742
254,650	Owens-Illinois, Inc.[b]	3,677,146
150,400	Pactiv Corporation[b]	2,194,336
94,200	Rockwood Holdings, Inc.[b]	747,948
19,400	SPDR Gold Trust[b]	1,751,432
19,550	Terra Industries, Inc.	549,160

	Total Materials	14,305,650

Telecommunications Services (4.7%)
95,842	American Tower Corporation[b]	2,916,472
99,875	Clearwire Corporation[a,b]	514,356
129,750	NII Holdings, Inc.[b]	1,946,250
170,100	SBA Communications Corporation[b]	3,963,330
286,250	TW Telecom, Inc.[b]	2,504,688

	Total Telecommunications Services	11,845,096

	Total Common Stock (cost $366,588,931)	245,294,504

Shares	Collateral Held for Securities Loaned (17.0%)	Value
43,293,570	Thrivent Financial Securities Lending Trust	43,293,570

	Total Collateral Held for Securities Loaned (cost $43,293,570)	43,293,570

Shares or Principal Amount	Short-Term Investments (4.1%)[c]	Value
6,000,000	Jupiter Securitization Company, LLC 0.250%, 4/1/2009[d]	6,000,000
4,723,824	Thrivent Money Market Portfolio	4,723,824

	Total Short-Term Investments (at amortized cost)	10,723,824

	Total Investments (cost $420,606,325) 117.2%	$299,311,898

	Other Assets and Liabilities, Net (17.2%)	(44,020,030)

	Total Net Assets 100.0%	$255,291,868

a	All or a portion of the security is on loan.
b	Non-income producing security.
c	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.
d

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of March 31, 2009, the value of these investments was $6,000,000 or 2.4% of total net assets.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$6,837,484
Gross unrealized depreciation	(128,131,911)

Net unrealized appreciation (depreciation)	$(121,294,427)

Cost for federal income tax purposes	$420,606,325

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2009, in valuing Mid Cap Growth Portfolio’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Fair Valuation Level	Investments in Securities	Other Financial Instruments*
Level 1	$ 293,311,898	$–
Level 2	6,000,000	–
Level 3	–	–

Totals (Level 1,2,3)	$299,311,898	$–

*	Other Financial Instruments include Futures, Forwards, Written Options and Swap agreements.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
42

Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2009

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Mid Cap Growth Portfolio, is as follows:

Portfolio	Value December 31, 2008	Gross Purchases	Gross Sales	Shares Held at March 31, 2009	Value March 31, 2009	Income Earned January 1, 2009 - March 31, 2009
Money Market	$11,178,760	$29,871,977	$36,326,913	4,723,824	$4,723,824	$22,290
Thrivent Financial Securities Lending Trust	34,543,185	60,256,287	51,505,902	43,293,570	43,293,570	52,165
Total Value and Income Earned	45,721,945				48,017,394	74,455

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
43

Partner Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2009

(unaudited)

Shares	Common Stock (97.8%)	Value
Consumer Discretionary (12.7%)
6,776	AutoZone, Inc.[a]	$1,101,913
115,532	DISH Network Corporation[a]	1,283,561
30,490	Fortune Brands, Inc.	748,530
122,074	H&R Block, Inc.	2,220,526
28,970	Hasbro, Inc.	726,278
12,588	J.C. Penney Company, Inc.	252,641
44,441	Johnson Controls, Inc.	533,292
21,810	Kohl’s Corporation[a]	922,999
13,288	M.D.C. Holdings, Inc.	413,788
63,974	Newell Rubbermaid, Inc.	408,154
17,890	NIKE, Inc.	838,862
2,186	NVR, Inc.[a]	935,062
29,043	Ross Stores, Inc.	1,042,063
52,932	TJX Companies, Inc.	1,357,176
63,550	Viacom, Inc.[a]	1,104,499

	Total Consumer Discretionary	13,889,344

Consumer Staples (6.3%)
43,408	Campbell Soup Company	1,187,643
32,615	Clorox Company	1,679,020
31,767	Coca-Cola Enterprises, Inc.	419,007
86,752	ConAgra Foods, Inc.	1,463,506
6,050	Energizer Holdings, Inc.[a]	300,625
16,880	H.J. Heinz Company	558,053
24,350	Kroger Company	516,707
12,391	Lorillard, Inc.	765,020

	Total Consumer Staples	6,889,581

Energy (8.6%)
44,740	Cabot Oil & Gas Corporation	1,054,522
36,427	Dril-Quip, Inc.[a]	1,118,309
47,351	Newfield Exploration Company[a]	1,074,868
29,650	Noble Energy, Inc.	1,597,542
78,548	Range Resources Corporation	3,233,035
29,078	Smith International, Inc.	624,596
65,940	Weatherford International, Ltd.[a]	729,956

	Total Energy	9,432,828

Financials (27.3%)
20,090	Alexandria Real Estate Equities, Inc.[b]	731,276
73,610	Annaly Capital Management, Inc.	1,020,971
29,150	Aon Corporation	1,189,903
18,070	Arch Capital Group, Ltd.[a]	973,250
21,982	Assurant, Inc.	478,768
23,612	Commerce Bancshares, Inc.	857,116
9,520	Essex Property Trust, Inc.	545,877
27,087	Everest Re Group, Ltd.	1,917,760
13,430	Federal Realty Investment Trust[b]	617,780
28,680	Franklin Resources, Inc.	1,544,992
43,560	Health Care REIT, Inc.[b]	1,332,500
96,728	Invesco, Ltd.	1,340,650
13,713	Lazard, Ltd.	403,162
31,108	Lincoln National Corporation	208,113
9,723	M&T Bank Corporation[b]	439,869
69,642	Marsh & McLennan Companies, Inc.	1,410,250
44,540	Nasdaq OMX Group, Inc.[a]	872,093
93,200	New York Community Bancorp, Inc.[b]	1,041,044
23,567	Northern Trust Corporation	1,409,778
21,468	PartnerRe, Ltd.	1,332,519

Shares	Common Stock (97.8%)	Value
Financials (27.3%) - continued
84,964	People’s United Financial, Inc.	$1,526,803
112,736	Progressive Corporation[a]	1,515,172
21,830	Prudential Financial, Inc.	415,207
15,860	RenaissanceRe Holdings, Ltd.	784,118
84,222	SLM Corporation[a]	416,899
106,849	Synovus Financial Corporation[b]	347,259
15,261	Torchmark Corporation	400,296
57,243	UnumProvident Corporation	715,537
120,930	W.R. Berkley Corporation	2,726,971
64,920	Willis Group Holdings, Ltd.	1,428,240

	Total Financials	29,944,173

Health Care (6.9%)
9,760	Becton, Dickinson and Company	656,262
10,160	Biogen Idec, Inc.[a]	532,587
21,340	Edwards Lifesciences Corporation[a]	1,293,844
13,023	IMS Health, Inc.	162,397
41,688	Kinetic Concepts, Inc.[a,b]	880,451
37,969	Laboratory Corporation of America Holdings[a,b]	2,220,807
31,026	PerkinElmer, Inc.	396,202
37,200	WellPoint, Inc.[a]	1,412,484

	Total Health Care	7,555,034

Industrials (7.7%)
9,194	Alliant Techsystems, Inc.[a]	615,814
30,743	Cooper Industries, Ltd.	795,014
40,800	Delta Air Lines, Inc.[a]	229,704
11,961	Eaton Corporation	440,883
76,155	Iron Mountain, Inc.[a]	1,688,356
43,386	Landstar System, Inc.	1,452,129
20,564	Lennox International, Inc.	544,123
18,637	Parker-Hannifin Corporation	633,285
98,498	Republic Services, Inc.	1,689,241
14,740	Rockwell Automation, Inc.	321,922

	Total Industrials	8,410,471

Information Technology (7.0%)
209,127	Activision Blizzard, Inc.[a]	2,187,468
8,320	Affiliated Computer Services, Inc.[a]	398,445
55,184	Amphenol Corporation	1,572,192
80,460	CA, Inc.	1,416,901
51,418	CommScope, Inc.[a]	584,108
18,360	Hewitt Associates, Inc.[a]	546,394
31,160	KLA-Tencor Corporation	623,200
72,280	Xerox Corporation	328,874

	Total Information Technology	7,657,582

Materials (4.0%)
19,540	Air Products and Chemicals, Inc.	1,099,125
16,010	Airgas, Inc.	541,298
39,900	Pactiv Corporation[a]	582,141
120,820	Steel Dynamics, Inc.	1,064,424
37,380	Terra Industries, Inc.	1,050,004

	Total Materials	4,336,992

Telecommunications Services (1.6%)
23,900	Embarq Corporation	904,615

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
44

Partner Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2009

(unaudited)

Shares	Common Stock (97.8%)	Value
Telecommunications Services (1.6%) - continued
242,950	Sprint Nextel Corporation[a]	$867,331

	Total Telecommunications Services	1,771,946

Utilities (15.7%)
56,283	American Electric Power Company, Inc.	1,421,709
73,773	CMS Energy Corporation	873,472
86,703	DPL, Inc.	1,954,286
61,888	Edison International, Inc.	1,782,993
46,473	Entergy Corporation	3,164,347
24,221	EQT Corporation	758,844
38,062	FirstEnergy Corporation	1,469,193
54,256	PG&E Corporation	2,073,664
101,698	PPL Corporation	2,919,750
17,713	Sempra Energy	819,049

	Total Utilities	17,237,307

	Total Common Stock (cost $135,209,023)	107,125,258

Shares	Collateral Held for Securities Loaned (5.6%)	Value
6,106,042	Thrivent Financial Securities Lending Trust	6,106,042

	Total Collateral Held for Securities Loaned (cost $6,106,042)	6,106,042

Shares	Short-Term Investments (2.9%)	Value
3,212,292	Thrivent Money Market Portfolio	3,212,292

	Total Short-Term Investments (at amortized cost)	3,212,292

	Total Investments (cost $144,527,357) 106.3%	$116,443,592

	Other Assets and Liabilities, Net (6.3%)	(6,917,786)

	Total Net Assets 100.0%	$109,525,806

a Non-income producing security.

b All or a portion of the security is on loan.

    Definitions:

REIT	-	Real Estate Investment Trust, is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$2,673,950
Gross unrealized depreciation	(30,757,715)

Net unrealized appreciation (depreciation)	$(28,083,765)
Cost for federal income tax purposes	$144,527,357

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2009, in valuing Partner Mid Cap Value Portfolio's assets carried at fair value as discussed in the Notes to Schedule of Investments.

Fair Valuation Level	Investments in Securities	Other Financial Instruments*
Level 1	$116,443,592	$–
Level 2	–	–
Level 3	–	–

Totals (Level 1,2,3)	$116,443,592	$–

*	Other Financial Instruments include Futures, Forwards, Written Options and Swap agreements.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Mid Cap Value Portfolio, is as follows:

Portfolio	Value December 31, 2008	Gross Purchases	Gross Sales	Shares Held at March 31, 2009	Value March 31, 2009	Income Earned January 1, 2009 - March 31, 2009
Money Market	$1,933,759	$9,157,957	$7,879,424	3,212,292	$3,212,292	$7,850
Thrivent Financial Securities Lending Trust	4,605,487	12,694,125	11,193,570	6,106,042	6,106,042	7,431
Total Value and Income Earned	6,539,246				9,318,334	15,281

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
45

Mid Cap Stock Portfolio

Schedule of Investments as of March 31, 2009

(unaudited)

Shares	Common Stock (96.4%)	Value
Consumer Discretionary (13.1%)
110,700	Advance Auto Parts, Inc.	$4,547,556
150,400	Autoliv, Inc.	2,792,928
113,100	Burger King Holdings, Inc.	2,595,645
108,700	Career Education Corporation[a]	2,604,452
27,600	CEC Entertainment, Inc.[a]	714,288
126,600	Discovery Communications, Inc.[a]	2,028,132
140,900	Dollar Tree, Inc.[a]	6,277,095
226,400	Gap, Inc.	2,940,936
80,600	Guess ?, Inc.	1,699,048
87,600	Kohl’s Corporation[a]	3,707,232
86,500	McGraw-Hill Companies, Inc.	1,978,255
137,100	Penn National Gaming, Inc.[a]	3,310,965
102,000	Ross Stores, Inc.[b]	3,659,760
189,500	Toll Brothers, Inc.[a]	3,441,320
182,000	WMS Industries, Inc.[a,b]	3,805,620

	Total Consumer Discretionary	46,103,232

Consumer Staples (4.3%)
50,100	Church & Dwight Company, Inc.	2,616,723
59,300	J.M. Smucker Company	2,210,111
105,500	Kroger Company	2,238,710
40,600	Ralcorp Holdings, Inc.[a]	2,187,528
209,000	TreeHouse Foods, Inc.[a,b]	6,017,110

	Total Consumer Staples	15,270,182

Energy (7.0%)
252,900	BJ Services Company	2,516,355
167,900	Forest Oil Corporation[a]	2,207,885
120,100	Helmerich & Payne, Inc.[b]	2,734,677
130,100	National Oilwell Varco, Inc.[a]	3,735,171
265,000	Patterson-UTI Energy, Inc.	2,374,400
182,400	Petrohawk Energy Corporation[a]	3,507,552
53,200	Range Resources Corporation	2,189,712
64,600	Southwestern Energy Company[a]	1,917,974
156,200	Weatherford International, Ltd.[a]	1,729,134
178,600	Willbros Group, Inc.[a]	1,732,420

	Total Energy	24,645,280

Financials (14.3%)
84,971	Commerce Bancshares, Inc.	3,084,447
88,900	Cousins Properties, Inc.[b]	572,516
127,900	Duke Realty Corporation[b]	703,450
43,200	Eaton Vance Corporation	987,120
96,200	Endurance Specialty Holdings, Ltd.	2,399,228
163,100	Equity One, Inc.[b]	1,988,189
96,700	Fidelity National Financial, Inc.	1,886,617
71,900	Hanover Insurance Group, Inc.	2,072,158
353,300	HCC Insurance Holdings, Inc.	8,899,627
400,000	Host Marriott Corporation	1,568,000
80,200	Lazard, Ltd.	2,357,880
234,700	Marshall & Ilsley Corporation[b]	1,321,361
365,200	New York Community Bancorp, Inc.[b]	4,079,284
42,500	PartnerRe, Ltd.	2,637,975
136,700	Rayonier, Inc. REIT	4,131,074
298,200	W.R. Berkley Corporation	6,724,410
79,400	Westamerica Bancorporation[b]	3,617,464
131,300	Zions Bancorporation[b]	1,290,679

	Total Financials	50,321,479

Shares	Common Stock (96.4%)	Value
Health Care (9.8%)
66,600	Beckman Coulter, Inc.	$3,397,266
147,300	BioMarin Pharmaceutical, Inc.[a,b]	1,819,155
56,300	C.R. Bard, Inc.	4,488,236
48,200	Charles River Laboratories International, Inc.[a]	1,311,522
214,900	Community Health Systems, Inc.[a]	3,296,566
158,700	Coventry Health Care, Inc.[a]	2,053,578
37,000	Henry Schein, Inc.[a]	1,480,370
213,200	Hologic, Inc.[a]	2,790,788
121,700	Kinetic Concepts, Inc.[a,b]	2,570,304
28,700	NuVasive, Inc.[a,b]	900,606
57,400	Shire Pharmaceuticals Group plc ADR	2,062,956
29,100	United Therapeutics Corporation[a]	1,923,219
61,900	Varian Medical Systems, Inc.[a]	1,884,236
57,700	Varian, Inc.[a]	1,369,798
114,400	Vertex Pharmaceuticals, Inc.[a,b]	3,286,713

	Total Health Care	34,635,313

Industrials (11.6%)
30,500	Alliant Techsystems, Inc.[a,b]	2,042,890
303,000	BE Aerospace, Inc.[a]	2,627,010
159,100	Continental Airlines, Inc.[a,b]	1,401,671
67,500	CSX Corporation	1,744,875
123,400	IDEX Corporation	2,698,758
248,600	Monster Worldwide, Inc.[a,b]	2,026,090
160,500	Oshkosh Corporation	1,081,770
83,200	Pall Corporation	1,699,776
93,900	Parker-Hannifin Corporation	3,190,722
239,300	Polypore International, Inc.[a]	961,986
75,000	Rockwell Automation, Inc.	1,638,000
92,600	Rockwell Collins, Inc.	3,022,464
72,200	Roper Industries, Inc.	3,064,890
149,000	Shaw Group, Inc.[a]	4,084,090
82,500	SPX Corporation	3,878,325
81,000	Tyco International, Ltd.	1,584,360
177,700	Werner Enterprises, Inc.[b]	2,686,824
69,500	WESCO International, Inc.[a]	1,259,340

	Total Industrials	40,693,841

Information Technology (18.8%)
199,800	Akamai Technologies, Inc.[a]	3,876,120
2,129,500	Atmel Corporation[a]	7,730,085
284,000	CIENA Corporation[a,b]	2,209,520
1,101,600	Compuware Corporation[a]	7,259,544
283,400	eBay, Inc.[a]	3,559,504
198,800	F5 Networks, Inc.[a]	4,164,860
308,700	FormFactor, Inc.[a]	5,562,774
97,300	Intersil Corporation	1,118,950
176,600	Juniper Networks, Inc.[a]	2,659,596
91,400	Lam Research Corporation[a]	2,081,178
111,200	Paychex, Inc.	2,854,504
607,100	PMC-Sierra, Inc.[a]	3,873,298
252,800	Polycom, Inc.[a]	3,890,592
59,600	Sybase, Inc.[a]	1,805,284
668,900	Teradyne, Inc.[a]	2,929,782
513,700	TIBCO Software, Inc.[a]	3,015,419
110,600	Western Digital Corporation[a]	2,139,004
139,000	Xilinx, Inc.	2,663,240
143,400	Zebra Technologies Corporation[a]	2,727,468

	Total Information Technology	66,120,722

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
46

Mid Cap Stock Portfolio

Schedule of Investments as of March 31, 2009

(unaudited)

Shares	Common Stock (96.4%)	Value
Materials (10.7%)
306,700	Albemarle Corporation	$6,676,859
136,805	Ball Corporation	5,937,337
19,300	CF Industries Holdings, Inc.	1,372,809
201,200	Commercial Metals Company	2,323,860
264,100	Crown Holdings, Inc.[a]	6,002,993
156,800	Owens-Illinois, Inc.[a]	2,264,192
237,400	Packaging Corporation of America	3,090,948
145,100	Sealed Air Corporation	2,002,380
131,700	Silgan Holdings, Inc.	6,919,518
143,200	Steel Dynamics, Inc.	1,261,592

	Total Materials	37,852,488

Telecommunications Services (0.9%)
784,000	Cincinnati Bell, Inc.[a]	1,803,200
57,000	Telephone and Data Systems, Inc.	1,511,070

	Total Telecommunications Services	3,314,270

Utilities (5.9%)
92,100	Alliant Energy Corporation	2,273,949
136,300	DPL, Inc.	3,072,202
28,100	Entergy Corporation	1,913,329
73,000	EQT Corporation	2,287,090
38,700	FirstEnergy Corporation	1,493,820
63,500	National Fuel Gas Company	1,947,545
268,800	NV Energy, Inc.	2,524,032
94,700	Pepco Holdings, Inc.	1,181,856
98,600	Portland General Electric Company	1,734,374
95,300	UGI Corporation	2,250,033

	Total Utilities	20,678,230

	Total Common Stock (cost $436,966,018)	339,635,037

Shares	Collateral Held for Securities Loaned (9.4%)	Value
33,198,370	Thrivent Financial Securities Lending Trust	33,198,370

	Total Collateral Held for Securities Loaned (cost $33,198,370)	33,198,370

Shares or Principal Amount	Short-Term Investments (3.8%)[c]	Value
3,700,000	Federal Home Loan Bank Discount Notes 0.030%, 4/17/2009	3,699,950
4,300,000	Park Avenue Receivables Corporation 0.250%, 4/1/2009	4,300,000
5,165,409	Thrivent Money Market Portfolio	5,165,409

	Total Short-Term Investments (at amortized cost)	13,165,359

	Total Investments (cost $483,329,747) 109.6%	$385,998,766

	Other Assets and Liabilities, Net (9.6%)	(33,672,441)

	Total Net Assets 100.0%	$352,326,325

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
REIT	-	Real Estate Investment Trust, is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$9,814,291
Gross unrealized depreciation	(107,145,272)

Net unrealized appreciation (depreciation)	$(97,330,981)

Cost for federal income tax purposes	$483,329,747

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2009, in valuing Mid Cap Stock Portfolio’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Fair Valuation Level	Investments in Securities	Other Financial Instruments*
Level 1	$377,998,816	$–
Level 2	7,999,950	–
Level 3	–	–

Totals (Level 1,2,3)	$385,998,766	$–

*	Other Financial Instruments include Futures, Forwards, Written Options and Swap agreements.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
47

Mid Cap Stock Portfolio

Schedule of Investments as of March 31, 2009

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Mid Cap Stock Portfolio, is as follows:

Portfolio	Value December 31, 2008	Gross Purchases	Gross Sales	Shares Held at March 31, 2009	Value March 31, 2009	Income Earned January 1, 2009 - March 31, 2009
Money Market	$13,558	$30,040,059	$24,888,208	5,165,409	$5,165,409	$14,247
Thrivent Financial Securities Lending Trust	26,343,474	49,840,812	42,985,916	33,198,370	33,198,370	67,965
Total Value and Income Earned	26,357,032				38,363,779	82,212

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
48

Mid Cap Index Portfolio

Schedule of Investments as of March 31, 2009

(unaudited)

Shares	Common Stock (97.6%)	Value
Consumer Discretionary (15.1%)
5,033	99 Cents Only Stores[a]	$46,505
9,900	Advance Auto Parts, Inc.	406,692
6,900	Aeropostale, Inc.[a]	183,264
21,580	American Eagle Outfitters, Inc.	264,139
4,900	American Greetings Corporation	24,794
6,150	AnnTaylor Stores Corporation[a]	31,980
3,970	Barnes & Noble, Inc.[b]	84,879
12,110	Belo Corporation	7,387
682	Blyth, Inc.	17,821
3,210	Bob Evans Farms, Inc.	71,968
12,020	BorgWarner, Inc.[b]	244,006
6,100	Boyd Gaming Corporation[b]	22,753
10,555	Brinker International, Inc.	159,381
4,160	Brink’s Home Security Holdings, Inc.[a]	94,016
7,060	Callaway Golf Company	50,691
7,600	Career Education Corporation[a]	182,096
22,900	CarMax, Inc.[a,b]	284,876
6,300	Cheesecake Factory, Inc.[a]	72,135
18,700	Chico’s FAS, Inc.[a]	100,419
3,400	Chipotle Mexican Grill, Inc.[a,b]	225,692
5,200	Coldwater Creek, Inc.[a]	13,052
6,700	Collective Brands, Inc.[a]	65,258
8,900	Corinthian Colleges, Inc.[a]	173,105
6,420	DeVry, Inc.	309,316
8,800	Dick’s Sporting Goods, Inc.[a,b]	125,576
9,360	Dollar Tree, Inc.[a]	416,988
8,100	DreamWorks Animation SKG, Inc.[a]	175,284
16,300	Foot Locker, Inc.	170,824
14,720	Gentex Corporation	146,611
6,200	Guess ?, Inc.	130,696
9,800	Hanesbrands, Inc.[a,b]	93,786
4,400	Harte-Hanks, Inc.	23,540
2,970	International Speedway Corporation	65,518
3,200	ITT Educational Services, Inc.[a]	388,544
5,400	J. Crew Group, Inc.[a,b]	71,172
4,500	John Wiley and Sons, Inc.	134,010
8,000	Lamar Advertising Company[a,b]	78,000
3,600	Life Time Fitness, Inc.[a]	45,216
14,500	LKQ Corporation[a]	206,915
3,800	M.D.C. Holdings, Inc.	118,332
5,100	Marvel Entertainment, Inc.[a]	135,405
3,200	Matthews International Corporation	92,192
5,770	Mohawk Industries, Inc.[a]	172,350
4,300	Netflix, Inc.[a,b]	184,556
600	NVR, Inc.[a]	256,650
3,200	Panera Bread Company[a,b]	178,880
13,200	PetSmart, Inc.	276,672
5,300	Phillips-Van Heusen Corporation	120,204
4,200	Priceline.com, Inc.[a,b]	330,876
4,600	Regis Corporation	66,470
6,800	Rent-A-Center, Inc.[a]	131,716
13,460	Ross Stores, Inc.	482,945
4,400	Ryland Group, Inc.	73,304
15,650	Saks, Inc.[a,b]	29,265
2,810	Scholastic Corporation	42,347
6,700	Scientific Games Corporation[a]	81,137
27,700	Service Corporation International	96,673
7,020	Sotheby’s Holdings, Inc.[b]	63,180
1,400	Strayer Education, Inc.	251,818
3,800	Thor Industries, Inc.	59,356

Shares	Common Stock (97.6%)	Value
Consumer Discretionary (15.1%) - continued
4,900	Timberland Company[a]	$58,506
13,500	Toll Brothers, Inc.[a]	245,160
6,500	Tupperware Corporation	110,435
3,800	Under Armour, Inc.[a]	62,434
11,800	Urban Outfitters, Inc.[a]	193,166
4,800	Warnaco Group, Inc.[a]	115,200
44,114	Wendy’s/Arby’s Group, Inc.	221,893
9,080	Williams-Sonoma, Inc.[b]	91,526

	Total Consumer Discretionary	9,751,553

Consumer Staples (4.1%)
8,900	Alberto-Culver Company	201,229
6,040	BJ’s Wholesale Club, Inc.[a]	193,220
7,310	Church & Dwight Company, Inc.	381,801
7,800	Corn Products International, Inc.	165,360
6,050	Energizer Holdings, Inc.[a]	300,624
8,200	Flowers Foods, Inc.	192,536
7,500	Hansen Natural Corporation[a]	270,000
2,140	Lancaster Colony Corporation	88,767
5,700	NBTY, Inc.[a]	80,256
5,910	PepsiAmericas, Inc.	101,947
5,900	Ralcorp Holdings, Inc.[a]	317,892
4,010	Ruddick Corporation	90,025
12,400	Smithfield Foods, Inc.[a,b]	117,304
2,826	Tootsie Roll Industries, Inc.[b]	61,381
2,640	Universal Corporation	78,989

	Total Consumer Staples	2,641,331

Energy (6.5%)
14,900	Arch Coal, Inc.	199,213
3,800	Bill Barrett Corporation[a]	84,512
8,700	Cimarex Energy Company	159,906
4,800	Comstock Resources, Inc.[a]	143,040
25,900	Denbury Resources, Inc.[a]	384,874
5,500	Encore Acquisition Company[a]	127,985
6,378	Exterran Holdings, Inc.[a]	102,175
13,100	FMC Technologies, Inc.[a]	410,947
10,100	Forest Oil Corporation[a]	132,815
10,900	Frontier Oil Corporation	139,411
10,500	Helix Energy Solutions Group, Inc.[a]	53,970
10,980	Helmerich & Payne, Inc.[b]	250,015
9,600	Mariner Energy, Inc.[a]	74,400
13,800	Newfield Exploration Company[a]	313,260
5,700	Oceaneering International, Inc.[a]	210,159
2,600	Overseas Shipholding Group, Inc.	58,942
6,900	Patriot Coal Corporation[a,b]	25,599
16,100	Patterson-UTI Energy, Inc.	144,256
11,139	Plains Exploration & Production Company[a]	191,925
18,020	Pride International, Inc.[a]	324,000
11,900	Quicksilver Resources, Inc.[a]	65,926
13,000	Southern Union Company	197,860
8,200	Superior Energy Services, Inc.[a]	105,698
5,300	Tidewater, Inc.	196,789
4,900	Unit Corporation[a]	102,508

	Total Energy	4,200,185

Financials (17.3%)
4,200	Affiliated Managers Group, Inc.[a]	175,182

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
49

Mid Cap Index Portfolio

Schedule of Investments as of March 31, 2009

(unaudited)

Shares	Common Stock (97.6%)	Value
Financials (17.3%) - continued
4,100	Alexandria Real Estate Equities, Inc.[b]	$149,240
14,500	AMB Property Corporation	208,800
7,935	American Financial Group, Inc.	127,357
13,790	AmeriCredit Corporation[a,b]	80,809
15,400	Apollo Investment Corporation[b]	53,592
10,000	Arthur J. Gallagher & Company	170,000
13,293	Associated Banc-Corp[b]	205,244
8,670	Astoria Financial Corporation	79,677
7,500	BancorpSouth, Inc.[b]	156,300
4,900	Bank of Hawaii Corporation	161,602
5,300	BRE Properties, Inc.	104,039
12,100	Brown & Brown, Inc.	228,811
5,500	Camden Property Trust	118,690
5,200	Cathay General Bancorp[b]	54,236
4,220	City National Corporation[b]	142,509
22,200	Colonial BancGroup, Inc.[b]	19,980
6,845	Commerce Bancshares, Inc.	248,474
4,700	Cousins Properties, Inc.[b]	30,268
6,200	Cullen/Frost Bankers, Inc.	291,028
15,600	Duke Realty Corporation[b]	85,800
12,100	Eaton Vance Corporation	276,485
3,600	Equity One, Inc.[b]	43,884
2,800	Essex Property Trust, Inc.	160,552
6,510	Everest Re Group, Ltd.	460,908
6,100	Federal Realty Investment Trust	280,600
22,405	Fidelity National Financial, Inc.	437,122
9,700	First American Corporation	257,147
12,800	First Niagara Financial Group, Inc.	139,520
8,480	FirstMerit Corporation	154,336
18,700	Fulton Financial Corporation	123,981
5,270	Hanover Insurance Group, Inc.	151,881
11,850	HCC Insurance Holdings, Inc.	298,502
6,600	Highwoods Properties, Inc.	141,372
4,160	Horace Mann Educators Corporation	34,819
9,800	Hospitality Properties Trust	117,600
5,500	International Bancshares Corporation	42,900
12,800	Jefferies Group, Inc.[b]	176,640
3,600	Jones Lang LaSalle, Inc.	83,736
10,500	Liberty Property Trust	198,870
8,100	Macerich Company[b]	50,706
6,900	Mack-Cali Realty Corporation	136,689
3,800	Mercury General Corporation	112,860
10,600	Nationwide Health Properties, Inc.[b]	235,214
36,111	New York Community Bancorp, Inc.[b]	403,360
11,200	NewAlliance Bancshares, Inc.	131,488
24,550	Old Republic International Corporation	265,631
8,600	Omega Healthcare Investors, Inc.	121,088
2,500	PacWest Bancorp	35,825
4,107	Potlatch Corporation	95,241
7,370	Protective Life Corporation	38,693
10,225	Raymond James Financial, Inc.[b]	201,432
8,208	Rayonier, Inc. REIT	248,046
10,800	Realty Income Corporation[b]	203,256
7,300	Regency Centers Corporation	193,961
7,500	Reinsurance Group of America, Inc.	242,925
14,040	SEI Investments Company	171,428
5,900	SL Green Realty Corporation[b]	63,720

Shares	Common Stock (97.6%)	Value
Financials (17.3%) - continued
5,200	StanCorp Financial Group, Inc.	$118,456
3,430	SVB Financial Group[a,b]	68,634
29,800	Synovus Financial Corporation[b]	96,850
11,720	TCF Financial Corporation[b]	137,827
5,000	Trustmark Corporation[b]	91,900
15,703	UDR, Inc.[b]	135,203
5,200	Unitrin, Inc.	72,696
14,100	Valley National Bancorp[b]	174,417
14,475	W.R. Berkley Corporation	326,411
8,840	Waddell & Reed Financial, Inc.	159,739
9,127	Washington Federal, Inc.	121,298
5,730	Webster Financial Corporation	24,353
8,200	Weingarten Realty Investors[b]	78,064
2,920	Westamerica Bancorporation[b]	133,035
7,380	Wilmington Trust Corporation	71,512

	Total Financials	11,234,451

Health Care (12.3%)
7,700	Affymetrix, Inc.[a]	25,179
6,630	Beckman Coulter, Inc.	338,196
2,100	Bio-Rad Laboratories, Inc.[a]	138,390
7,000	Cerner Corporation[a,b]	307,790
6,900	Charles River Laboratories International, Inc.[a]	187,749
9,500	Community Health Systems, Inc.[a]	145,730
6,610	Covance, Inc.[a]	235,514
5,820	Edwards Lifesciences Corporation[a]	352,867
12,100	Endo Pharmaceutical Holdings, Inc.[a]	213,928
5,400	Gen-Probe, Inc.[a]	246,132
26,300	Health Management Associates, Inc.[a]	67,854
10,780	Health Net, Inc.[a]	156,094
9,300	Henry Schein, Inc.[a]	372,093
6,750	Hill-Rom Holdings, Inc.	66,757
26,700	Hologic, Inc.[a]	349,503
6,100	IDEXX Laboratories, Inc.[a,b]	210,938
7,300	Immucor, Inc.[a]	183,595
3,100	Kindred Healthcare, Inc.[a]	46,345
5,700	Kinetic Concepts, Inc.[a]	120,384
5,500	LifePoint Hospitals, Inc.[a]	114,730
7,820	Lincare Holdings, Inc.[a]	170,476
5,000	Masimo Corporation[a]	144,900
6,000	Medicis Pharmaceutical Corporation	74,220
10,820	Omnicare, Inc.[b]	264,982
6,000	OSI Pharmaceuticals, Inc.[a]	229,560
4,400	Owens & Minor, Inc.	145,772
8,050	Perrigo Company	199,881
12,200	Pharmaceutical Product Development, Inc.	289,384
5,800	Psychiatric Solutions, Inc.[a]	91,234
7,900	ResMed, Inc.[a]	279,186
11,450	Sepracor, Inc.[a]	167,857
6,200	STERIS Corporation	144,336
4,000	Techne Corporation	218,840
4,040	Teleflex, Inc.	157,924
5,800	Thoratec Corporation[a]	149,002
2,400	United Therapeutics Corporation[a]	158,616
5,100	Universal Health Services, Inc.	195,534
8,510	Valeant Pharmaceuticals International[a,b]	151,393
3,000	Varian, Inc.[a]	71,220

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
50

Mid Cap Index Portfolio

Schedule of Investments as of March 31, 2009

(unaudited)

Shares	Common Stock (97.6%)	Value
Health Care (12.3%) - continued
8,800	VCA Antech, Inc.[a]	$198,440
18,020	Vertex Pharmaceuticals, Inc.[a]	517,715
4,500	Wellcare Health Plans, Inc.[a]	50,625

	Total Health Care	7,950,865

Industrials (14.3%)
9,500	Aecom Technology Corporation[a]	247,760
9,530	AGCO Corporation[a]	186,788
12,700	AirTran Holdings, Inc.[a,b]	57,785
3,740	Alaska Air Group, Inc.[a]	65,712
4,360	Alexander & Baldwin, Inc.	82,971
3,400	Alliant Techsystems, Inc.[a]	227,732
11,070	AMETEK, Inc.	346,159
10,600	BE Aerospace, Inc.[a]	91,902
4,160	Brink's Company	110,074
7,800	Bucyrus International, Inc.	118,404
6,340	Carlisle Companies, Inc.	124,454
2,100	Clean Harbors, Inc.[a]	100,800
4,730	Con-way, Inc.	84,809
6,600	Copart, Inc.[a]	195,756
3,500	Corporate Executive Board Company	50,750
12,600	Corrections Corporation of America[a]	161,406
4,900	Crane Company	82,712
5,400	Deluxe Corporation	52,002
8,000	Donaldson Company, Inc.	214,720
4,270	Dycom Industries, Inc.[a]	24,723
5,400	Federal Signal Corporation	28,458
5,300	FTI Consulting, Inc.[a,b]	262,244
5,020	GATX Corporation	101,555
6,300	Graco, Inc.[b]	107,541
3,360	Granite Construction, Inc.[b]	125,933
8,300	Harsco Corporation	184,011
5,690	Herman Miller, Inc.	60,655
4,630	HNI Corporation	48,152
5,830	Hubbell, Inc.	157,177
8,300	IDEX Corporation	181,521
8,540	JB Hunt Transport Services, Inc.	205,899
19,675	JetBlue Airways Corporation[a]	71,814
10,650	Joy Global, Inc.	226,845
9,500	Kansas City Southern, Inc.[a]	120,745
16,800	KBR, Inc.	232,008
3,020	Kelly Services, Inc.	24,311
7,540	Kennametal, Inc.	122,223
4,940	Korn/Ferry International[a]	44,756
5,300	Landstar System, Inc.	177,391
4,800	Lennox International, Inc.	127,008
4,400	Lincoln Electric Holdings, Inc.	139,436
8,170	Manpower, Inc.	257,600
3,200	Mine Safety Appliances Company	64,064
9,760	MPS Group, Inc.[a]	58,072
4,600	MSC Industrial Direct Company, Inc.	142,922
5,000	Navigant Consulting, Inc.[a]	65,350
3,490	Nordson Corporation[b]	99,221
7,800	Oshkosh Corporation	52,572
10,160	Pentair, Inc.	220,167
20,310	Quanta Services, Inc.[a]	435,649
4,348	Rollins, Inc.	74,568
9,300	Roper Industries, Inc.	394,785
8,700	Shaw Group, Inc.[a]	238,467
5,160	SPX Corporation	242,572
10,000	Terex Corporation[a]	92,500

Shares	Common Stock (97.6%)	Value
Industrials (14.3%) - continued
5,500	Thomas & Betts Corporation[a]	$137,610
8,900	Timken Company	124,244
8,295	Trinity Industries, Inc.	75,816
6,498	United Rentals, Inc.[a]	27,357
8,800	URS Corporation[a]	355,608
5,000	Wabtec Corporation	131,900
8,300	Waste Connections, Inc.[a]	213,310
4,400	Watson Wyatt Worldwide, Inc.	217,228
4,400	Werner Enterprises, Inc.	66,528
5,800	Woodward Governor Company	64,844
6,300	YRC Worldwide, Inc.[a,b]	28,287

	Total Industrials	9,258,343

Information Technology (14.1%)
41,100	3Com Corporation[a]	126,999
3,620	ACI Worldwide, Inc.[a]	67,875
7,290	Acxiom Corporation	53,946
10,300	ADC Telecommunications, Inc.[a]	45,217
5,680	ADTRAN, Inc.	92,073
1,700	Advent Software, Inc.[a,b]	56,627
6,200	Alliance Data Systems Corporation[a]	229,090
9,300	ANSYS, Inc.[a]	233,430
12,370	Arrow Electronics, Inc.[a]	235,772
47,520	Atmel Corporation[a]	172,498
15,620	Avnet, Inc.[a]	273,506
4,780	Avocent Corporation[a]	58,029
14,700	Broadridge Financial Solutions, Inc.	273,567
27,880	Cadence Design Systems, Inc.[a]	117,096
7,674	CommScope, Inc.[a]	87,177
9,200	Cree, Inc.[a,b]	216,476
6,830	Diebold, Inc.	145,821
3,800	Digital River, Inc.[a]	113,316
4,310	DST Systems, Inc.[a]	149,212
8,200	F5 Networks, Inc.[a,b]	171,790
4,300	FactSet Research Systems, Inc.[b]	214,957
5,150	Fair Isaac Corporation[b]	72,460
13,600	Fairchild Semiconductor International, Inc.[a]	50,728
6,300	Gartner, Inc.[a]	69,363
8,300	Global Payments, Inc.	277,303
8,700	Hewitt Associates, Inc.[a]	258,912
3,310	Imation Corporation	25,322
16,900	Ingram Micro, Inc.[a]	213,616
18,150	Integrated Device Technology, Inc.[a]	82,582
7,450	International Rectifier Corporation[a]	100,649
12,600	Intersil Corporation	144,900
3,800	Itron, Inc.[a]	179,930
8,760	Jack Henry & Associates, Inc.	142,963
13,000	Lam Research Corporation[a]	296,010
8,800	Lender Processing Services, Inc.	269,368
8,440	Macrovision Solutions Corporation[a]	150,148
2,100	ManTech International Corporation[a]	87,990
9,970	Mentor Graphics Corporation[a]	44,267
9,300	Metavante Technologies, Inc.[a]	185,628
3,500	Mettler-Toledo International, Inc.[a]	179,655
5,975	National Instruments Corporation	111,434

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
51

Mid Cap Index Portfolio

Schedule of Investments as of March 31, 2009

(unaudited)

Shares	Common Stock (97.6%)	Value
Information Technology (14.1%) - continued
16,700	NCR Corporation[a]	$132,765
7,700	NeuStar, Inc.[a]	128,975
13,900	Palm, Inc.[a,b]	119,818
12,300	Parametric Technology Corporation[a]	122,754
5,140	Plantronics, Inc.	62,040
8,720	Polycom, Inc.[a]	134,201
28,540	RF Micro Devices, Inc.[a]	37,958
21,300	SAIC, Inc.[a]	397,671
6,490	Semtech Corporation[a]	86,642
4,600	Silicon Laboratories, Inc.[a]	121,440
4,400	SRA International, Inc.[a]	64,680
8,580	Sybase, Inc.[a]	259,888
14,880	Synopsys, Inc.[a]	308,462
5,180	Tech Data Corporation[a]	112,820
12,400	Trimble Navigation, Ltd.[a]	189,472
9,200	ValueClick, Inc.[a]	78,292
20,420	Vishay Intertechnology, Inc.[a]	71,062
23,200	Western Digital Corporation[a]	448,688
7,550	Wind River Systems, Inc.[a]	48,320
6,300	Zebra Technologies Corporation[a]	119,826

	Total Information Technology	9,123,476

Materials (6.7%)
8,390	Airgas, Inc.	283,666
9,520	Albemarle Corporation	207,251
7,000	AptarGroup, Inc.	217,980
7,000	Ashland, Inc.	72,310
6,890	Cabot Corporation	72,414
4,700	Carpenter Technology Corporation	66,364
11,800	Cliffs Natural Resources, Inc.	214,288
11,800	Commercial Metals Company	136,290
4,960	Cytec Industries, Inc.	74,499
7,500	FMC Corporation	323,550
3,500	Greif, Inc.	116,515
10,000	Louisiana-Pacific Corporation	22,300
7,060	Lubrizol Corporation	240,111
4,320	Martin Marietta Materials, Inc.	342,576
1,880	Minerals Technologies, Inc.	60,254
8,000	Olin Corporation	114,160
10,600	Packaging Corporation of America	138,012
6,600	Reliance Steel & Aluminum Company	173,778
13,500	RPM International, Inc.	171,855
4,500	Scotts Miracle-Gro Company	156,150
5,130	Sensient Technologies Corporation	120,555
10,480	Sonoco Products Company	219,870
16,900	Steel Dynamics, Inc.	148,889
11,300	Temple-Inland, Inc.	60,681
10,400	Terra Industries, Inc.	292,136
10,360	Valspar Corporation	206,889
6,400	Worthington Industries, Inc.	55,744

	Total Materials	4,309,087

Telecommunications Services (0.6%)
24,710	Cincinnati Bell, Inc.[a]	56,833
5,400	Syniverse Holdings, Inc.[a]	85,104

Shares	Common Stock (97.6%)	Value
Telecommunications Services (0.6%) - continued
10,520	Telephone and Data Systems, Inc.	$278,885

	Total Telecommunications Services	420,822

Utilities (6.6%)
8,080	AGL Resources, Inc.	214,362
11,600	Alliant Energy Corporation	286,404
14,066	Aqua America, Inc.[b]	281,320
4,200	Black Hills Corporation	75,138
12,030	DPL, Inc.	271,156
7,400	Energen Corporation	215,562
12,363	Great Plains Energy, Inc.	166,530
9,380	Hawaiian Electric Industries, Inc.	128,881
4,830	IDACORP, Inc.	112,829
19,125	MDU Resources Group, Inc.	308,677
8,300	National Fuel Gas Company	254,561
11,240	NSTAR	358,331
24,900	NV Energy, Inc.	233,811
9,890	OGE Energy Corporation	235,580
10,900	ONEOK, Inc.	246,667
9,175	PNM Resources, Inc.	75,786
11,200	UGI Corporation	264,432
8,390	Vectren Corporation	176,945
11,320	Westar Energy, Inc.	198,440
5,310	WGL Holdings, Inc.	174,168

	Total Utilities	4,279,580

	Total Common Stock (cost $85,641,009)	63,169,693

Shares	Collateral Held for Securities Loaned (12.1%)	Value
7,824,606	Thrivent Financial Securities Lending Trust	7,824,606

	Total Collateral Held for Securities Loaned (cost $7,824,606)	7,824,606

Shares or Principal Amount	Short-Term Investments (0.8%)[c]	Value
	Federal National Mortgage Association Discount Notes
300,000	0.417%, 5/14/2009[d]	299,853
249,709	Thrivent Money Market Portfolio	249,709

	Total Short-Term Investments (cost $549,563)	549,562

	Total Investments (cost $94,015,178) 110.5%	$71,543,861

	Other Assets and Liabilities, Net (10.5%)	(6,813,018)

	Total Net Assets 100.0%	$64,730,843

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.
d	At March 31, 2009, $299,853 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
52

Mid Cap Index Portfolio

Schedule of Investments as of March 31, 2009

(unaudited)

    Definitions:

REIT	-	Real Estate Investment Trust, is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$6,483,817
Gross unrealized depreciation	(28,955,134)

Net unrealized appreciation (depreciation)	$(22,471,317)

Cost for federal income tax purposes	$94,015,178

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2009, in valuing Mid Cap Index Portfolio’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Fair Valuation Level	Investments in Securities	Other Financial Instruments*
Level 1	$71,244,008	($178)
Level 2	299,853	–
Level 3	–	–

Totals (Level 1,2,3)	$71,543,861	($178)

*	Other Financial Instruments include Futures, Forwards, Written Options and Swap agreements.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
S&P 400 Index Mini-Futures	31	June 2009	$1,512,668	$1,512,490	($178)
Total Futures Contracts					($178)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Mid Cap Index Portfolio, is as follows:

Portfolio	Value December 31, 2008	Gross Purchases	Gross Sales	Shares Held at March 31, 2009	Value March 31, 2009	Income Earned January 1, 2009 - March 31, 2009
Money Market	$1,291,295	$4,144,721	$5,186,307	249,709	$249,709	$2,524
Thrivent Financial Securities Lending Trust	9,562,918	9,740,393	11,478,705	7,824,606	7,824,606	27,881
Total Value and Income Earned	10,854,213				8,074,315	30,405

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
53

Partner Worldwide Allocation Portfolio

Schedule of Investments as of March 31, 2009

(unaudited)

Shares	Common Stock (97.8%)	Value[a]
Australia (2.3%)
52,619	AJ Lucas Group, Ltd.	$104,338
24,102	Ansell, Ltd.	143,444
25,421	BHP Billiton, Ltd.	561,842
11,759	Billabong International, Ltd.	69,465
10,107	CSL, Ltd.	228,387
17,767	Foster’s Group, Ltd.	62,484
9,155	Newcrest Mining, Ltd.	210,746
20,275	Origin Energy, Ltd.	208,595
61,520	Primary Health Care, Ltd.	195,096
29,830	United Group, Ltd.	190,982
12,962	Woolworths, Ltd.	224,980

	Total Australia	2,200,359

Austria (0.2%)
4,738	Intercell AGb	145,897
2,505	OMV AG	83,799

	Total Austria	229,696

Belgium (0.5%)
8,094	Anheuser-Busch InBev NV	222,861
561	Colruyt SA	128,649
1,053	Group Bruxelles Lambert SA	71,491
1,124	Solvay SA	78,771

	Total Belgium	501,772

Bermuda (0.3%)
90,000	Cafe De Coral Holdings, Ltd.	176,606
105,000	Noble Group, Ltd.	82,184

	Total Bermuda	258,790

Brazil (2.9%)
49,000	Banco Bradesco SA ADR	485,100
19,800	Companhia Vale do Rio Doce ADR	263,340
51,000	Companhia Vale do Rio Doce SP ADR	575,281
50,100	Lojas Renner SA	310,128
21,000	Petroleo Brasileiro SA ADR	514,500
12,500	Souza Cruz SA	239,029
15,000	Ultrapar Participacoes SA	353,400

	Total Brazil	2,740,778

Canada (2.5%)
5,000	Bank of Montreal	130,830
8,100	Barrick Gold Corporation	262,184
5,150	Canadian National Railway Company	184,629
2,000	Canadian Utilities, Ltd.	58,296
12,900	CGI Group, Inc.[b]	104,158
6,124	Enbridge, Inc.	176,560
8,900	EnCana Corporation	364,245
300	Fairfax Financial Holdings, Ltd.	77,570
13,097	Groupe Aeroplan, Inc.	81,441
10,400	IAMGOLD Corporation	89,746
2,500	Metro, Inc.	75,151
2,700	Potash Corporation of Saskatchewan, Inc.	218,326
3,800	Shoppers Drug Mart Corporation	130,625
11,600	Sino-Forest Corporation[b]	80,872
7,600	Talisman Energy, Inc.	80,473
4,800	Toronto-Dominion Bank	165,456

Shares	Common Stock (81.2%)	Value[a]
Canada (2.5%) - continued
12,300	Viterra, Inc.[b]	$85,655

	Total Canada	2,366,217

Chile (0.3%)
8,700	Banco Santander Chile SA ADR	298,845

	Total Chile	298,845

China (0.5%)
592,000	PetroChina Company, Ltd.	472,288

	Total China	472,288

Denmark (0.5%)
1,730	Alk-Abello A/S	90,449
6,050	Novo Nordisk AS	290,069
1,321	Novozymes AS	95,563

	Total Denmark	476,081

Finland (0.2%)
6,562	Fortum Oyj	124,985
9,585	Nokia Oyj	112,096

	Total Finland	237,081

France (6.1%)
2,002	Accor SA	69,674
3,256	Alstom	168,837
35,100	Axa SA	421,270
3,373	Bouygues SA	120,530
16,500	Cap Gemini SA	530,273
12,642	Compagnie de Saint-Gobain	354,203
6,650	Compagnie Generale de Geophysique-Veritas[b]	76,980
1,785	Eurazeo	47,820
4,496	Eurofins Scientific	190,920
3,978	Eutelsat Communications[b]	84,533
3,026	Faiveley SA	221,146
5,955	GDF Suez	204,216
1,474	Hermes International	171,477
985	Neopost SA	76,385
6,160	Orpea[b]	243,562
3,619	Rubis	209,805
9,300	Schneider Electric SA	618,487
5,836	Sechilienne SA	184,869
3,742	Teleperformance	102,931
6,644	Total SA	328,529
3,948	UBISOFT Entertainment SAb	72,071
2,640	Vilmorin & Cie	244,829
40,811	Vivendi Universal SA	1,079,364

	Total France	5,822,711

Germany (3.3%)
6,900	Adidas AG	228,997
3,564	Bayer AG	170,268
6,100	Bayerische Motoren Werke AG	175,949
1,651	Bilfinger Berger AG	62,088
3,091	Fielmann AG	189,801
2,377	Fresenius SE	108,733
2,992	GEA Group AG	31,847
1,577	Hochtief AG	59,410
10,595	Morphosys AGb	179,624
2,477	MTU Aero Engines Holding AG	57,849
9,666	Rhoen-Klinikum AG	179,262
2,850	RWE AG	199,580
9,799	SAP AG	342,629

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
54

Partner Worldwide Allocation Portfolio

Schedule of Investments as of March 31, 2009

(unaudited)

Shares	Common Stock (81.2%)	Value[a]
Germany (3.3%) - continued
12,255	Siemens AG	$699,605
1,186	Software AG	84,173
2,898	Vossloh AG	307,102
787	Wacker Chemie AG	64,995

	Total Germany	3,141,912

Greece (0.3%)
6,012	Greek Organization of Football Prognostics SA	158,918
4,600	Public Power Corporation SA	83,477

	Total Greece	242,395

Hong Kong (2.5%)
67,000	China Mobile, Ltd.	583,631
140,000	Hang Lung Group, Ltd.	426,421
8,300	Hang Seng Bank, Ltd.	83,764
9,000	Hong Kong Exchanges and Clearing, Ltd.	84,937
10,000	HongKong Electric Holdings	59,414
32,000	Hutchison Whampoa, Ltd.	157,090
157,000	Lonking Holdings, Ltd.	95,469
501,100	New World Development Company, Ltd.	500,207
33,000	Swire Pacific, Ltd., Class A	220,073
145,000	Swire Pacific, Ltd., Class B	186,557

	Total Hong Kong	2,397,563

Hungary (0.4%)
3,500	Richter Gedeon Nyrt	382,291

	Total Hungary	382,291

India (1.1%)
14,477	Grasim Industries, Ltd.	441,114
13,600	ICICI Bank, Ltd. ADR	180,744
16,504	Infosys Technologies, Ltd. ADR	439,502

	Total India	1,061,360

Indonesia (0.6%)
440,000	PT Astra International Tbk	544,652

	Total Indonesia	544,652

Israel (0.7%)
13,000	Check Point Software Technologies, Ltd.[b]	288,730
7,500	Teva Pharmaceutical Industries, Ltd. ADR	337,875

	Total Israel	626,605

Italy (2.6%)
14,222	Ansaldo STS SPA	225,806
38,549	Davide Campari - Milano SPA	244,620
23,538	Enel SPA	112,865
38,200	Eni SPA	739,609
11,863	Exor SPA[b]	79,320
56,611	Finmeccanica SPA	704,588
4,413	Lottomatica SPA	72,547
9,700	Saipem SPA	172,584
32,788	Terna-Rete Elettrica Nationale SPA	102,058

	Total Italy	2,453,997

Japan (14.1%)
5,300	AEON Mall Company, Ltd.	68,173
9,000	Air Water, Inc.	79,792

Shares	Common Stock (81.2%)	Value[a]
Japan (14.1%) - continued
3,000	Astellas Pharmaceutical, Inc.	$92,838
10,000	Bank of Kyoto, Ltd.	84,933
2,200	Benesse Corporation	81,039
16,500	Bridgestone Corporation	239,268
10,315	Capcom Company, Ltd.	185,811
5,200	Chugai Pharmaceutical Company, Ltd.	88,587
8,000	COMSYS Holdings Corporation	67,597
28,300	Culture Convenience Club Company, Ltd.	195,118
19,700	Daiichi Sankyo Company, Ltd.	331,217
10,900	Daiseki Company, Ltd.	186,523
16,500	Daito Trust Construction Company, Ltd.	556,246
4,000	East Japan Railway Company	208,537
29	EPS Company, Ltd.	110,557
2,900	FamilyMart Company, Ltd.	88,304
1,494	Fast Retailing Company, Ltd.	171,062
2,900	FP Corporation	113,406
50,100	GMO Internet, Inc.	171,975
28,000	Godo Steel, Ltd.	69,511
9,000	Gunma Bank, Ltd.	48,972
2,700	Hisamitsu Pharmaceutical Company, Inc.	83,419
3,200	Hogy Medical Company, Ltd.	174,512
3,900	Honda Motor Company, Ltd.	92,843
7,600	Hosiden Corporation	75,829
62	Kakaku.com, Inc.	187,584
8,000	Kao Corporation	156,099
33	KDDI Corporation	155,402
12,000	Kubota Corporation	66,501
2,700	Lawson, Inc.	112,158
24,000	Maeda Corporation	83,841
6,699	Mars Engineering Corporation	192,138
18,496	Megane TOP Company, Ltd.	189,180
16,000	Mitsubishi Estate Company, Ltd.	181,509
7,000	Mitsubishi Logistics Corporation	68,879
81,800	Mitsubishi UFJ Financial Group, Inc.	403,006
8,000	Mitsui & Company, Ltd.	81,498
16,000	Mitsui Fudosan Company, Ltd.	175,518
27,700	Mitsui Sumitomo Insurance Group Holdings, Inc.	652,617
21,000	Nabtesco Corporation	146,972
9,570	Nichi-iko Pharmaceutical Company, Ltd.	270,352
1,000	Nintendo Company, Ltd.	292,531
8	Nippon Building Fund, Inc.	69,144
10,000	Nissan Chemical Industries, Ltd.	84,270
1,250	Nitori Company, Ltd.	69,961
22,000	Oji Paper Company, Ltd.	90,127
7,600	Pigeon Corporation	190,204
279	Rakuten, Inc.	134,271
8,800	Seven & I Holdings Company, Ltd.	194,278
28	Seven Bank, Ltd.	74,599
3,000	Shimano, Inc.	91,334
12,500	Shin-Etsu Chemical Company, Ltd.	614,129
16,000	Shizuoka Bank, Ltd.	145,094
11,300	Softbank Corporation	145,529
41	Sony Financial Holdings, Inc.	110,577
101,200	Sumitomo Corporation	879,375

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
55

Partner Worldwide Allocation Portfolio

Schedule of Investments as of March 31, 2009

(unaudited)

Shares	Common Stock (81.2%)	Value[a]
Japan (14.1%) - continued
5,900	Sumitomo Mitsui Financial Group, Inc.	$207,747
23,000	Sumitomo Osaka Cement Company, Ltd.	53,341
138,300	Sumitomo Trust and Banking Company, Ltd.	535,469
24,000	Suruga Bank, Ltd.	200,226
13,300	Takeda Pharmaceutical Company, Ltd.	461,437
8,900	Tokio Marine Holdings, Inc.	219,198
13,000	Tokuyama Corporation	83,474
3,200	Tokyo Electric Power Company, Inc.	79,980
33	Toridoll Corporation	142,030
18,000	Toshiba Plant Systems & Services Corporation	153,010
6,507	Toyo Seikan Kaisha, Ltd.	96,049
3,000	Toyo Suisan Kaisha, Ltd.	61,901
17,800	Toyota Motor Corporation	565,396
9,100	Tsumura & Company	235,474
43,000	Ube Industries, Ltd.	78,688
10,800	Unicharm Petcare Corporation	274,059
29	West Japan Railway Company	91,957
17,000	Yokohama Rubber Company, Ltd.	71,527

	Total Japan	13,585,709

Luxembourg (0.3%)
16,000	Tenaris SA ADR	322,720

	Total Luxembourg	322,720

Malaysia (0.5%)
120,000	Bumiputra-Commerce Holdings Berhad	225,720
135,000	Public Bank Berhad	279,773

	Total Malaysia	505,493

Mexico (1.4%)
172,000	Consorcio ARA SAB de CV	45,049
19,500	Fomento Economico Mexicano SAB de CV ADR	491,595
6,000	Grupo Aeroportuario del Sureste SAB de CV ADR	172,680
256,500	Grupo Financiero Banorte SA de CV ADR	339,344
163,000	Organizacion Soriana SAB de CVb	261,214

	Total Mexico	1,309,882

Netherlands (2.2%)
3,500	Akzo Nobel NV	132,544
2,492	Furgo NV	79,137
3,233	Gemalto NVb	92,278
14,654	Imtech NV	201,469
35,300	ING Groep NV	193,416
21,215	Koninklijke (Royal) Ahold NV	232,353
2,263	Koninklijke Boskalis Westminster NV	45,463
3,203	Koninklijke DSM NV	84,276
7,371	Koninklijke Vopak NV	295,701
15,128	Qiagen NVb	240,927
16,308	Reed Elsevier NV	174,502
9,936	Ten Cate NV	171,520

Shares	Common Stock (81.2%)	Value[a]
Netherlands (2.2%) - continued
8,101	Unilever NV	$159,593

	Total Netherlands	2,103,179

Norway (1.6%)
102,600	Norsk Hydro ASA	386,070
10,550	Seadrill, Ltd.	101,981
42,500	StatoilHydro ASA	743,779
6,600	Tandberg ASA	97,012
57,968	Tomra Systems ASA	214,485

	Total Norway	1,543,327

Papua New Guinea (0.1%)
28,198	Lihir Gold, Ltd.[b]	63,798

	Total Papua New Guinea	63,798

Philippines (0.4%)
1,800,000	Ayala Land, Inc.	212,465
210,000	Bank of the Philippine Islands	147,623

	Total Philippines	360,088

Russia (0.4%)
11,226	LUKOIL ADR	420,884

	Total Russia	420,884

Singapore (2.6%)
360,880	Golden Agri-Resources, Ltd.	65,414
88,400	Keppel Corporation, Ltd.	292,051
50,000	Oversea-Chinese Banking Corporation	159,392
262,000	Parkway Holdings, Ltd.	200,092
753,992	Raffles Education Corporation, Ltd.	186,639
161,000	SembCorp Marine, Ltd.	191,676
62,500	Singapore Airlines, Ltd.	412,163
369,200	Singapore Telecommunications, Ltd.	615,382
200,000	SMRT Corporation, Ltd.	201,341
134,000	StarHub, Ltd.	173,689

	Total Singapore	2,497,839

South Africa (0.8%)
59,000	Massmart Holdings, Ltd.	433,767
86,000	Truworths International, Ltd.	291,730

	Total South Africa	725,497

South Korea (1.6%)
12,181	Busan Bank	52,512
5,028	L&F Company, Ltd.	143,266
500	Samsung Electronics Company, Ltd.	206,579
1,500	Samsung Electronics Company, Ltd. GDR[c]	307,970
1,100	Shinsegae Company, Ltd.	345,478
5,468	SODIFF Advanced Materials Company, Ltd.	270,003
3,104	Taewoong Company, Ltd.	191,679

	Total South Korea	1,517,487

Spain (3.3%)
33,000	Banco Bilbao Vizcaya Argentaria SA	267,841
6,778	Banco Santander Central Hispano SA	46,731

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
56

Partner Worldwide Allocation Portfolio

Schedule of Investments as of March 31, 2009

(unaudited)

Shares	Common Stock (81.2%)	Value[a]
Spain (3.3%) - continued
4,507	Grifols SA	$64,912
110,069	Iberdrola SA	772,208
3,363	Indra Sistemas SA	64,842
23,590	Laboratorios Almirall SA	204,130
25,771	Mapfre SA	56,428
25,771	Mapfre SA Rights[b]	342
7,502	Prosegur Cia de Seguridad SA	202,015
75,336	Telefonica SA	1,502,236

	Total Spain	3,181,685

Sweden (1.2%)
7,998	Elekta AB	80,385
50,600	Sandvik AB	289,858
24,475	Securitas AB	178,643
10,888	SSAB Svenskt Stal AB	86,234
5,359	Svenska Handelsbanken AB	75,728
53,197	Telefonaktiebolaget LM Ericsson	430,108

	Total Sweden	1,140,956

Switzerland (5.4%)
3,777	Actelion, Ltd.[b]	172,368
16,900	Adecco SA	528,128
217	Burckhardt Compression Holding AG	20,186
211	Galenica AG	60,903
52,909	Nestle SA	1,787,495
38,200	Novartis AG	1,445,241
1,080	Pargesa Holding SA	57,304
3,893	Roche Holding AG	534,315
4,198	Schulthess Group AG	165,140
1,187	Transocean, Ltd.[b]	69,843
186	Vetropack Holding AG	204,225
736	Zurich Financial Services AG	116,320

	Total Switzerland	5,161,468

Taiwan (1.6%)
158,000	Taiwan Mobile Company, Ltd.	229,353
382,962	Taiwan Semiconductor Manufacturing Company, Ltd.	576,683
82,731	Taiwan Semiconductor Manufacturing Company, Ltd. ADR	740,443

	Total Taiwan	1,546,479

Thailand (0.8%)
129,000	PTT Exploration & Production Public Company, Ltd.	339,271
161,000	Siam Cement Public Company, Ltd.	445,400

	Total Thailand	784,671

Turkey (0.7%)
154,000	Akbank TAS	452,479
11,000	BIM Birlesik Magazalar AS	233,322

	Total Turkey	685,801

United Kingdom (14.1%)
10,877	Aggreko plc	76,593
10,312	Amlin plc	50,826
18,700	AstraZeneca plc	662,295
6,415	Autonomy Corporation plc[b]	119,772
47,127	Babcock International Group plc	289,924
41,554	BAE Systems plc	199,303

Shares	Common Stock (81.2%)	Value[a]
United Kingdom (14.1%) - continued
12,702	Balfour Beatty plc	$59,568
29,020	BG Group plc	437,774
14,307	BHP Billiton plc	282,229
152,669	BP Amoco plc	1,023,752
16,403	British American Tobacco plc	378,942
75,300	British Sky Broadcasting Group plc	467,381
54,831	Cable & Wireless plc	109,654
2,309	Chemring Group plc	62,781
40,440	Cobham plc	99,530
24,218	Compass Group plc	110,759
30,244	Croda International plc	229,900
13,613	De La Rue plc	189,578
4,119	Diageo plc	45,998
29,082	Dignity plc	223,805
14,187	FirstGroup plc	54,427
31,711	GAME GROUP plc	68,450
70,788	GlaxoSmithKline plc	1,102,552
39,645	Group 4 Securicor plc	110,163
34,923	HMV Group plc	64,860
11,757	Imperial Tobacco Group plc	264,056
11,654	Inmarsat plc	81,621
11,298	InterContinental Hotels Group plc	85,725
35,573	International Power plc	107,434
5,069	Intertek Group plc	64,286
155,400	Kingfisher plc	333,099
80,200	Pearson plc	806,557
10,574	Petrofac, Ltd.	81,292
6,657	Reckitt Benckiser Group plc	249,781
4,258	Rio Tinto plc	142,983
22,588	Rotork plc	275,856
13,857	Royal Dutch Shell plc, Class A	311,531
13,857	Royal Dutch Shell plc, Class B	301,472
40,638	Sage Group plc	98,484
9,225	Smiths Group plc	88,467
37,508	Stagecoach Group plc	64,435
50,831	Standard Chartered plc	631,212
16,274	Tesco plc	77,755
14,838	Ultra Electronics Holdings	231,755
42,268	Unilever plc	799,320
515,700	Vodafone Group plc	899,090
34,533	VT Group plc	233,976
93,200	WPP plc	524,160
30,876	Xstrata plc	207,125

	Total United Kingdom	13,482,288

United States (0.3%)
3,210	iShares MSCI EAFE Index Fund	120,664
1,465	Synthes, Inc.	163,200

	Total United States	283,864

	Total Common Stock (cost $103,642,030)	77,678,508

Principal Amount	Long-Term Fixed Income (8.9%)	Value[a]
Argentina (0.3%)
	Argentina Bonos
120,000	1.683%, 8/3/2009[d]	28,680
380,000	7.000%, 10/3/2015	95,570

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
57

Partner Worldwide Allocation Portfolio

Schedule of Investments as of March 31, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (8.9%)	Value[a]
Argentina (0.3%) - continued
	Republic of Argentina International Bond
$660,000	2.500%, 3/31/2019[e]	$115,500

	Total Argentina	239,750

Bermuda (0.1%)
	Digicel Group, Ltd.
100,000	8.875%, 1/15/2015	64,500

	Total Bermuda	64,500

Brazil (1.0%)
	Federative Republic of Brazil International Bond
880,000	6.000%, 1/17/2017	877,799
110,000	8.250%, 1/20/2034	122,100
	Independencia International, Ltd.
170,000	9.875%, 5/15/2015[c]	27,200

	Total Brazil	1,027,099

Colombia (0.2%)
	Colombia Government International Bond
100,000	7.375%, 3/18/2019	99,750
110,000	7.375%, 9/18/2037	98,175

	Total Colombia	197,925

Dominican Republic (0.1%)
	Dominican Republic International Bond
163,947	9.040%, 1/23/2018	127,059

	Total Dominican Republic	127,059

Ecuador (0.1%)
	Republic of Ecuador International Bond
220,000	10.000%, 8/15/2030[f]	66,000

	Total Ecuador	66,000

Indonesia (1.0%)
	Republic of Indonesia Government International Bond
800,000	11.625%, 3/4/2019	866,927
100,000	6.625%, 2/17/2037	67,589

	Total Indonesia	934,516

Ireland (0.1%)
	VIP Finance Ireland, Ltd.
100,000	9.125%, 4/30/2018[c]	61,500
130,000	9.125%, 4/30/2018	78,650

	Total Ireland	140,150

Israel (0.2%)
	Israel Electric Corporation, Ltd.
200,000	9.375%, 1/28/2020[g]	223,500

	Total Israel	223,500

Principal Amount	Long-Term Fixed Income (8.9%)	Value[a]
Kazakhstan (0.1%)
	KazMunaiGaz Finance Sub BV
$100,000	8.375%, 7/2/2013[c]	$83,000

	Total Kazakhstan	83,000

Lebanon (0.2%)
	Lebanon Government International Bond
207,000	4.000%, 12/31/2017	173,363

	Total Lebanon	173,363

Malaysia (0.2%)
	Malaysia Government International Bond
180,000	7.500%, 7/15/2011	194,797

	Total Malaysia	194,797

Mexico (1.0%)
	Mexican Bonos
5,500,000	10.000%, 12/5/2024[h]	454,265
	Mexico Government International Bond
180,000	7.500%, 4/8/2033	187,200
80,000	6.750%, 9/27/2034	75,344
	Petroleos Mexicanos
300,000	8.000%, 5/3/2019	294,960

	Total Mexico	1,011,769

Netherlands (0.2%)
	Kazkommerts International BV
190,000	8.000%, 11/3/2015	81,700
	Majapahit Holding BV
100,000	7.875%, 6/29/2037	57,088
	TuranAlem Finance BV
140,000	8.000%, 3/24/2014	27,510

	Total Netherlands	166,298

Panama (0.1%)
	Republic of Panama International Bond
20,000	9.375%, 4/1/2029	21,950
150,000	6.700%, 1/26/2036	131,625

	Total Panama	153,575

Peru (0.4%)
	Republic of Peru International Bond
190,000	7.125%, 3/30/2019	192,375
190,000	6.550%, 3/14/2037	170,050

	Total Peru	362,425

Philippines (0.7%)
	Republic of the Philippines Government International Bond
100,000	8.375%, 6/17/2019	109,000
390,000	10.625%, 3/16/2025	496,275
60,000	9.500%, 2/2/2030	70,950

	Total Philippines	676,225

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
58

Partner Worldwide Allocation Portfolio

Schedule of Investments as of March 31, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (8.9%)	Value[a]
Russia (1.0%)
	Russian Federation International Bond
$998,400	7.500%, 3/31/2030	$941,421

	Total Russia	941,421

South Africa (0.1%)
	Republic of South Africa International Bond
110,000	5.875%, 5/30/2022	98,175

	Total South Africa	98,175

Turkey (0.6%)
	Republic of Turkey International Bond
420,000	6.750%, 4/3/2018	386,400
70,000	7.000%, 3/11/2019	65,034
110,000	7.250%, 3/5/2038	89,100

	Total Turkey	540,534

Ukraine (0.3%)
	Ukraine Government International Bond
100,000	6.875%, 3/4/2011	52,484
100,000	7.650%, 6/11/2013	45,000
100,000	6.580%, 11/21/2016	43,321
250,000	6.750%, 11/14/2017	107,500
100,000	6.750%, 11/14/2017[c]	43,000

	Total Ukraine	291,305

United States (0.1%)
	Pemex Project Funding Master Trust
130,000	5.750%, 3/1/2018	108,550

	Total United States	108,550

Uruguay (0.3%)
	Uruguay Government International Bond
328,000	7.625%, 3/21/2036	262,400

	Total Uruguay	262,400

Venezuela (0.5%)
	Petroleos de Venezuela SA
30,000	5.250%, 4/12/2017	12,525
240,000	5.375%, 4/12/2027	84,000
370,000	5.500%, 4/12/2037	124,875
	Venezuela Government International Bond
250,000	6.000%, 12/9/2020	108,000
130,000	9.000%, 5/7/2023	66,300
90,000	7.650%, 4/21/2025	40,500

	Total Venezuela	436,200

	Total Long-Term Fixed Income (cost $9,431,922)	8,520,536

Shares	Preferred Stock (0.8%)	Value[a]
South Korea (0.8%)
3,200	Samsung Electronics Company, Ltd.	$733,607

	Total South Korea	733,607

	Total Preferred Stock (cost $995,870)	733,607

Shares or Principal Amount	Short-Term Investments (9.2%)[i]	Value
	Federal Home Loan Bank Discount Notes
100,000	0.400%, 5/13/2009[j]	99,953
100,000	0.190%, 5/14/2009[j]	99,977
	Federal National Mortgage Association Discount Notes
600,000	0.345%, 5/14/2009[j]	599,756
8,068,880	Thrivent Money Market Portfolio	8,068,880

	Total Short-Term Investments (at amortized cost)	8,868,566

	Total Investments (cost $122,938,388) 100.1%	$95,801,217

	Other Assets and Liabilities, Net (0.1%)	(118,578)

	Total Net Assets 100.0%	$95,682,639

a	Security is fair valued as discussed in the Notes to Schedule of Investments.
b	Non-income producing security.
c

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of March 31, 2009, the value of these investments was $522,670 or 0.5% of total net assets.

d	Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.
e	Denotes step coupon bonds for which the current interest rate and next scheduled reset date are shown.
f	Defaulted security.
g

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Partner Worldwide Allocation Portfolio owned as of March 31, 2009.

Security	Acquisition Date	Cost
Israel Electric Corporation, Ltd.	1/26/2009	$206,435

h	Principal amount is displayed in Mexican Pesos.
i	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.
j	At March 31, 2009, $799,686 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
59

Partner Worldwide Allocation Portfolio

Schedule of Investments as of March 31, 2009

(unaudited)

      Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
GDR	-	Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$1,001,792
Gross unrealized depreciation	(28,138,963)

Net unrealized appreciation (depreciation)	$(27,137,171)

Cost for federal income tax purposes	$122,938,388

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2009, in valuing Partner Worldwide Allocation Portfolio’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Fair Valuation Level	Investments in Securities	Other Financial Instruments*
Level 1	$16,398,671	$263,947
Level 2	79,402,546	–
Level 3	–	–

Totals (Level 1,2,3)	$95,801,217	$263,947

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Partner Worldwide Allocation Portfolio as discussed in the Notes to Schedule of Investments.

	Investments in Securities	Other Financial Instruments*
Value December 31, 2008	$304,477	$–
Accrued Discounts/Premiums	–	–
Realized Gain/(Loss)	–	–
Change in Unrealized Gain/(Loss)	(95,940)	–
Net Purchases/Sales	–	–
Transfers In and/or Out of Level 3	(208,537)	–

Value March 31, 2009	$–	$–

*	Other Financial Instruments include Futures, Forwards, Written Options and Swap agreements.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
60

Partner Worldwide Allocation Portfolio

Schedule of Investments as of March 31, 2009

(unaudited)

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
E-Mini MSCI EAFE Index Futures	87	June 2009	$4,234,885	$4,519,650	$284,765
Total Futures Contracts					$284,765

Foreign Currency Forward Contracts	Contracts to Deliver/Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)
Purchases
Australian Dollar	143,913	4/1/2009 - 4/3/2009	$99,770	$100,071	$301
British Pound	76,552	4/1/2009 - 4/3/2009	109,147	109,845	698
Canadian Dollar	116,754	4/1/2009 - 4/3/2009	92,581	92,603	22
Chinese Renminbi Yua	515,000	4/30/2009	74,476	75,385	909
EURO	115,471	4/1/2009 - 4/3/2009	153,697	153,407	(290)
Hong Kong Dollar	28,287	4/1/2009 - 4/3/2009	3,650	3,650	–
Japanese Yen	57,709,475	4/1/2009 - 4/3/2009	590,133	583,012	(7,121)
Singapore Dollar	301,119	4/1/2009 - 4/3/2009	198,783	197,975	(808)
Total Foreign Currency
Forward Contracts Purchases			$1,322,237	$1,315,948	($6,289)

Sales
Australian Dollar	27,623	4/1/2009 - 4/3/2009	$19,170	$19,208	($38)
British Pound	28,638	4/1/2009 - 4/3/2009	41,081	41,093	(12)
Danish Krone	50,367	4/1/2009 - 4/3/2009	8,945	8,984	(39)
EURO	90,090	4/1/2009 - 4/3/2009	119,585	119,691	(106)
Japanese Yen	20,121,873	4/1/2009 - 4/3/2009	204,930	203,282	1,648
Mexican Peso	6,560,762	4/15/2009	446,538	461,956	(15,418)
Swedish Krona	973,197	4/1/2009 - 4/3/2009	117,970	118,402	(432)
Swiss Franc	22,661	4/1/2009 - 4/3/2009	19,775	19,907	(132)
Total Foreign Currency
Forward Contracts Sales			$977,994	$992,523	($14,529)

Net Unrealized Gain/(Loss) on Foreign Currency Forward Contracts					($20,818)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Worldwide Allocation Portfolio, is as follows:

Portfolio	Value December 31, 2008	Gross Purchases	Gross Sales	Shares Held at March 31, 2009	Value March 31, 2009	Income Earned January 1, 2009 - March 31, 2009
Money Market	$8,811,716	$13,008,376	$13,751,212	8,068,880	$8,068,880	$23,926
Total Value and Income Earned	8,811,716				8,068,880	23,926

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
61

Partner International Stock Portfolio

Schedule of Investments as of March 31, 2009

(unaudited)

Shares	Common Stock (97.8%)	Value[a]
Australia (2.8%)
299,504	BHP Billiton, Ltd.	$6,619,495
119,158	CSL, Ltd.	2,692,601
211,423	Foster’s Group, Ltd.	743,546
107,874	Newcrest Mining, Ltd.	2,483,232
241,024	Origin Energy, Ltd.	2,479,727
152,711	Woolworths, Ltd.	2,650,583

	Total Australia	17,669,184

Austria (0.2%)
29,679	OMV AG	992,841

	Total Austria	992,841

Belgium (0.9%)
95,798	Anheuser-Busch InBev NV	2,637,710
6,660	Colruyt SA	1,527,282
12,579	Group Bruxelles Lambert SA	854,023
13,264	Solvay SA	929,555

	Total Belgium	5,948,570

Bermuda (0.2%)
1,239,000	Noble Group, Ltd.	969,776

	Total Bermuda	969,776

Brazil (0.5%)
244,000	Companhia Vale do Rio Doce ADR[b]	3,245,200

	Total Brazil	3,245,200

Canada (4.4%)
59,800	Bank of Montreal	1,564,722
95,200	Barrick Gold Corporation	3,081,467
61,350	Canadian National Railway Company	2,199,413
24,400	Canadian Utilities, Ltd.	711,215
152,857	CGI Group, Inc.[c]	1,234,204
72,513	Enbridge, Inc.	2,090,615
104,800	EnCana Corporation	4,289,086
2,800	Fairfax Financial Holdings, Ltd.	723,985
154,194	Groupe Aeroplan, Inc.	958,821
122,700	IAMGOLD Corporation	1,058,832
29,600	Metro, Inc.	889,784
31,700	Potash Corporation of Saskatchewan, Inc.	2,563,305
46,000	Shoppers Drug Mart Corporation	1,581,250
139,000	Sino-Forest Corporation[c]	969,075
89,700	Talisman Energy, Inc.	949,790
57,100	Toronto-Dominion Bank	1,968,247
145,500	Viterra, Inc.[c]	1,013,238

	Total Canada	27,847,049

Denmark (0.7%)
71,066	Novo Nordisk AS	3,407,290
15,801	Novozymes ASb	1,143,066

	Total Denmark	4,550,356

Finland (0.4%)
77,310	Fortum Oyj	1,472,505
112,549	Nokia Oyj	1,316,257

	Total Finland	2,788,762

France (8.3%)
24,150	Accor SA	840,469
38,215	Alstom	1,981,610

Shares	Common Stock (97.8%)	Value[a]
France (8.3%) - continued
383,000	Axa SA	$4,596,763
39,847	Bouygues SA	1,423,878
198,200	Cap Gemini SA	6,369,706
153,700	Compagnie de Saint-Gobain	4,306,357
80,219	Compagnie Generale de Geophysique-Veritas[c]	928,609
21,512	Eurazeo	576,300
47,861	Eutelsat Communications[c]	1,017,054
70,416	GDF Suez	2,414,791
17,518	Hermes International[b]	2,037,951
11,654	Neopost SA	903,742
104,700	Schneider Electric SA	6,962,974
44,213	Teleperformance	1,216,160
77,982	Total SA	3,856,011
47,557	UBISOFT Entertainment SAc	868,157
460,596	Vivendi Universal SA	12,181,777

	Total France	52,482,309

Germany (4.4%)
84,000	Adidas AGb	2,787,791
42,452	Bayer AGb	2,028,130
75,900	Bayerische Motoren Werke AGb	2,189,262
20,049	Bilfinger Berger AGb	753,967
28,012	Fresenius SEb	1,281,381
35,993	GEA Group AGb	383,112
18,679	Hochtief AG	703,685
29,311	MTU Aero Engines Holding AGb	684,546
33,581	RWE AGb	2,351,607
115,451	SAP AGb	4,036,828
145,310	Siemens AG	8,295,373
14,305	Software AGb	1,015,252
8,230	Vossloh AGb	872,135
9,768	Wacker Chemie AGb	806,694

	Total Germany	28,189,763

Greece (0.5%)
71,462	Greek Organization of Football Prognostics SA	1,888,982
55,027	Public Power Corporation SA	998,586

	Total Greece	2,887,568

Hong Kong (1.5%)
100,000	Hang Seng Bank, Ltd.	1,009,206
121,500	HongKong Electric Holdings	721,878
382,000	Hutchison Whampoa, Ltd.	1,875,263
5,885,700	New World Development Company, Ltd.	5,875,220

	Total Hong Kong	9,481,567

Italy (3.7%)
279,606	Enel SPA	1,340,712
424,800	Eni SPA	8,224,765
143,034	Exor SPA[c]	956,372
692,528	Finmeccanica SPA	8,619,292
53,100	Lottomatica SPA	872,930
115,800	Saipem SPA	2,060,338
387,446	Terna-Rete Elettrica Nationale SPA	1,205,988

	Total Italy	23,280,397

Japan (19.8%)
63,500	AEON Mall Company, Ltd.	816,788
109,000	Air Water, Inc.	966,372
35,900	Astellas Pharmaceutical, Inc.	1,110,966

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
62

Partner International Stock Portfolio

Schedule of Investments as of March 31, 2009

(unaudited)

Shares	Common Stock (97.8%)	Value[a]
Japan (19.8%) - continued
114,000	Bank of Kyoto, Ltd.	$968,240
26,500	Benesse Corporation	976,152
319,400	Bridgestone Corporation	4,631,645
40,600	Capcom Company, Ltd.	731,353
61,700	Chugai Pharmaceutical Company, Ltd.	1,051,113
97,000	COMSYS Holdings Corporation	819,612
265,100	Daiichi Sankyo Company, Ltd.	4,457,134
203,900	Daito Trust Construction Company, Ltd.	6,873,863
47,600	East Japan Railway Company	2,481,589
34,700	FamilyMart Company, Ltd.	1,056,600
17,230	Fast Retailing Company, Ltd.	1,972,825
339,000	Godo Steel, Ltd.[b]	841,578
110,000	Gunma Bank, Ltd.	598,546
32,300	Hisamitsu Pharmaceutical Company, Inc.	997,934
46,000	Honda Motor Company, Ltd.	1,095,065
90,800	Hosiden Corporation[b]	905,957
90,000	Kao Corporation	1,756,116
388	KDDI Corporation	1,827,146
143,000	Kubota Corporation	792,471
32,300	Lawson, Inc.	1,341,738
292,000	Maeda Corporation	1,020,063
199,000	Mitsubishi Estate Company, Ltd.	2,257,520
86,000	Mitsubishi Logistics Corporation	846,223
977,400	Mitsubishi UFJ Financial Group, Inc.	4,815,380
93,000	Mitsui & Company, Ltd.	947,418
193,000	Mitsui Fudosan Company, Ltd.	2,117,183
333,445	Mitsui Sumitomo Insurance Group Holdings, Inc.	7,856,033
12,000	Nintendo Company, Ltd.	3,510,383
95	Nippon Building Fund, Inc.	821,083
115,000	Nissan Chemical Industries, Ltd.	969,111
15,250	Nitori Company, Ltd.	853,530
257,000	Oji Paper Company, Ltd.	1,052,845
3,315	Rakuten, Inc.[b]	1,595,366
103,200	Seven & I Holdings Company, Ltd.	2,278,352
332	Seven Bank, Ltd.	884,531
35,900	Shimano, Inc.	1,092,960
150,300	Shin-Etsu Chemical Company, Ltd.	7,384,284
187,000	Shizuoka Bank, Ltd.	1,695,788
132,900	Softbank Corporation	1,711,580
488	Sony Financial Holdings, Inc.	1,316,135
1,185,600	Sumitomo Corporation	10,302,254
70,000	Sumitomo Mitsui Financial Group, Inc.	2,464,797
272,000	Sumitomo Osaka Cement Company, Ltd.[b]	630,809
1,664,200	Sumitomo Trust and Banking Company, Ltd.	6,443,431
122,000	Suruga Bank, Ltd.	1,017,814
157,000	Takeda Pharmaceutical Company, Ltd.	5,447,047
105,400	Tokio Marine Holdings, Inc.	2,595,896
158,000	Tokuyama Corporation	1,014,525
37,700	Tokyo Electric Power Company, Inc.	942,260
77,235	Toyo Seikan Kaisha, Ltd.	1,140,058
35,000	Toyo Suisan Kaisha, Ltd.	722,178
213,900	Toyota Motor Corporation	6,794,290

Shares	Common Stock (97.8%)	Value[a]
Japan (19.8%) - continued
513,000	Ube Industries, Ltd.	$938,770
344	West Japan Railway Company	1,090,797
200,000	Yokohama Rubber Company, Ltd.	841,490

	Total Japan	126,482,987

Netherlands (2.4%)
41,600	Akzo Nobel NV	1,575,384
29,986	Furgo NV	952,254
38,896	Gemalto NVc	1,110,187
395,900	ING Groep NV	2,169,219
250,128	Koninklijke (Royal) Ahold NV	2,739,477
28,803	Koninklijke Boskalis Westminster NV	578,647
38,317	Koninklijke DSM NVb	1,008,179
22,092	Koninklijke Vopak NV	886,257
194,254	Reed Elsevier NV	2,078,598
95,701	Unilever NV	1,885,349

	Total Netherlands	14,983,551

Norway (2.4%)
1,208,400	Norsk Hydro ASA	4,547,045
124,800	Seadrill, Ltd.	1,206,368
476,175	StatoilHydro ASA	8,333,396
78,600	Tandberg ASA	1,155,321

	Total Norway	15,242,130

Papua New Guinea (0.1%)
342,464	Lihir Gold, Ltd.[c]	774,825

	Total Papua New Guinea	774,825

Singapore (2.7%)
4,276,480	Golden Agri-Resources, Ltd.	775,165
1,087,600	Keppel Corporation, Ltd.	3,593,156
605,000	Oversea-Chinese Banking Corporation	1,928,641
714,100	Singapore Airlines, Ltd.	4,709,210
3,832,850	Singapore Telecommunications, Ltd.	6,388,587

	Total Singapore	17,394,759

South Korea (1.0%)
15,684	Samsung Electronics Company, Ltd.	6,479,960

	Total South Korea	6,479,960

Spain (5.6%)
429,500	Banco Bilbao Vizcaya Argentaria SA	3,485,985
82,296	Banco Santander Central Hispano SA	567,391
54,234	Grifols SA	781,101
1,313,152	Iberdrola SA	9,212,650
40,017	Indra Sistemas SA	771,573
311,904	Mapfre SAb	682,940
311,904	Mapfre SA Rights[c]	4,144
992,162	Telefonica SA	19,784,187

	Total Spain	35,289,971

Sweden (1.8%)
95,592	Elekta ABb	960,759
613,500	Sandvik AB	3,514,402
128,657	SSAB Svenskt Stal AB	1,018,971
65,062	Svenska Handelsbanken ABb	919,389

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
63

Partner International Stock Portfolio

Schedule of Investments as of March 31, 2009

(unaudited)

Shares	Common Stock (97.8%)	Value[a]
Sweden (1.8%) - continued
616,565	Telefonaktiebolaget LM Ericsson	$4,985,045

	Total Sweden	11,398,566

Switzerland (10.1%)
44,891	Actelion, Ltd.[c]	2,048,659
202,500	Adecco SA	6,328,165
2,541	Galenica AG	733,431
11,750	Givaudan SA	6,081,715
627,936	Nestle SA	21,214,395
482,119	Novartis AG	18,240,260
13,018	Pargesa Holding SA	690,728
45,878	Roche Holding AG	6,296,761
14,314	Transocean, Ltd.[c]	842,236
8,912	Zurich Financial Services AG	1,408,482

	Total Switzerland	63,884,832

Taiwan (1.4%)
999,137	Taiwan Semiconductor Manufacturing Company, Ltd. ADR	8,942,276

	Total Taiwan	8,942,276

United Kingdom (21.5%)
128,817	Aggreko plc	907,098
123,186	Amlin plc	607,163
205,300	AstraZeneca plc	7,271,078
75,586	Autonomy Corporation plc[c]	1,411,231
128,809	Babcock International Group plc	792,428
493,937	BAE Systems plc	2,369,041
150,421	Balfour Beatty plc	705,418
343,673	BG Group plc	5,184,388
169,014	BHP Billiton plc	3,334,080
1,816,629	BP Amoco plc	12,181,763
193,259	British American Tobacco plc	4,464,674
897,000	British Sky Broadcasting Group plc	5,567,604
646,001	Cable & Wireless plc	1,291,909
27,348	Chemring Group plc	743,584
476,442	Cobham plc	1,172,612
285,327	Compass Group plc	1,304,913
50,906	Diageo plc	568,483
174,609	FirstGroup plc	669,873
372,191	GAME GROUP plc	803,396
891,042	GlaxoSmithKline plc	13,878,341
467,093	Group 4 Securicor plc	1,297,927
413,027	HMV Group plc	767,084
138,521	Imperial Tobacco Group plc	3,111,107
138,015	Inmarsat plc	966,620
133,646	InterContinental Hotels Group plc	1,014,053
430,413	International Power plc	1,299,885
60,026	Intertek Group plc	761,260
2,634,900	Kingfisher plc	5,647,889
881,900	Pearson plc	8,869,112
126,300	Petrofac, Ltd.	970,982
79,143	Reckitt Benckiser Group plc	2,969,572
50,346	Rio Tinto plc	1,690,611
61,462	Rotork plc	750,605
163,689	Royal Dutch Shell plc, Class A	3,680,031
163,681	Royal Dutch Shell plc, Class B	3,561,031
480,730	Sage Group plc	1,165,024
110,117	Smiths Group plc	1,056,011
451,305	Stagecoach Group plc	775,294

Shares	Common Stock (97.8%)	Value[a]
United Kingdom (21.5%) - continued
290,137	Standard Chartered plc	$3,602,878
192,516	Tesco plc	919,817
510,350	Unilever plc	9,651,101
5,337,087	Vodafone Group plc	9,304,866
1,011,600	WPP plc	5,689,288
371,571	Xstrata plc	2,492,602

	Total United Kingdom	137,243,727

United States (0.5%)
25,826	iShares MSCI EAFE Index Fund[b]	970,799
17,415	Synthes, Inc.	1,940,023

	Total United States	2,910,822

	Total Common Stock (cost $869,924,577)	621,361,748

Shares	Collateral Held for Securities Loaned (5.0%)	Value
31,898,774	Thrivent Financial Securities Lending Trust	31,898,774

	Total Collateral Held for Securities Loaned (cost $31,898,774)	31,898,774

Shares or Principal Amount	Short-Term Investments (2.1%)[d]	Value
5,000,000	Federal National Mortgage Association Discount Notes 0.150%, 4/13/2009	4,999,750
8,174,134	Thrivent Money Market Portfolio	8,174,134

	Total Short-Term Investments (at amortized cost)	13,173,884

	Total Investments (cost $914,997,235) 104.9%	$666,434,406

	Other Assets and Liabilities, Net (4.9%)	(31,256,302)

	Total Net Assets 100.0%	$635,178,104

a	Security is fair valued as discussed in the Notes to Schedule of Investments.
b	All or a portion of the security is on loan.
c	Non-income producing security.
d	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$9,165,974
Gross unrealized depreciation	(257,728,803)

Net unrealized appreciation (depreciation)	$(248,562,829)

Cost for federal income tax purposes	$914,997,235

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
64

Partner International Stock Portfolio

Schedule of Investments as of March 31, 2009

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2009, in valuing Partner International Stock Portfolio’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Fair Valuation Level	Investments in Securities	Other Financial Instruments*
Level 1	$81,924,612	($7,262)
Level 2	584,509,794	–
Level 3	–	–

Totals (Level 1,2,3)	$666,434,406	($7,262)

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Partner International Stock Portfolio as discussed in the Notes to Schedule of Investments.

	Investments in Securities	Other Financial Instruments*
Value December 31, 2008	$3,722,232	$–
Accrued Discounts/Premiums	–	–
Realized Gain/(Loss)	(15,033)	–
Change in Unrealized Gain/(Loss)	(1,146,358)	–
Net Purchases/Sales	(79,252)	–
Transfers In and/or Out of Level 3	(2,481,589)	–

Value March 31, 2009	$–	$–

*	Other Financial Instruments include Futures, Forwards, Written Options and Swap agreements.

Foreign Currency Forward Contracts	Contracts to Deliver/Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)
Purchases
Canadian Dollar	1,365,377	4/1/2009 - 4/3/2009	$1,082,688	$1,082,945	$257
EURO	1,362,001	4/1/2009 - 4/3/2009	1,812,890	1,809,486	(3,404)
Japanese Yen	63,163,219	4/1/2009 - 4/3/2009	642,890	638,109	(4,781)
Total Foreign Currency
Forward Contracts Purchases			$3,538,468	$3,530,540	($7,928)

Sales
British Pound	342,372	4/1/2009 - 4/3/2009	$491,132	$491,278	($146)
EURO	859,589	4/1/2009 - 4/3/2009	1,142,819	1,142,007	812
Total Foreign Currency
Forward Contracts Sales			$1,633,951	$1,633,285	$666

Net Unrealized Gain/(Loss) on Foreign Currency Forward Contracts					($7,262)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner International Stock Portfolio, is as follows:

Portfolio	Value December 31, 2008	Gross Purchases	Gross Sales	Shares Held at March 31, 2009	Value March 31, 2009	Income Earned January 1, 2009 - March 31, 2009
Money Market	$21,861,973	$50,644,021	$64,331,860	8,174,134	$8,174,134	$75,084
Thrivent Financial Securities Lending Trust	13,420,165	92,617,734	74,139,125	31,898,774	31,898,774	80,686
Total Value and Income Earned	35,282,138				40,072,908	155,770

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
65

Partner Socially Responsible Stock Portfolio

Schedule of Investments as of March 31, 2009

(unaudited)

Shares	Common Stock (98.9%)	Value
Consumer Discretionary (12.4%)
700	Best Buy Company, Inc.	$26,572
2,000	Kohl’s Corporation[a]	84,640
2,700	Omnicom Group, Inc.	63,180
6,900	Staples, Inc.	124,959
1,900	Target Corporation	65,341

	Total Consumer Discretionary	364,692

Consumer Staples (9.3%)
4,900	CVS Caremark Corporation	134,701
1,350	Procter & Gamble Company	63,572
3,300	SYSCO Corporation	75,240

	Total Consumer Staples	273,513

Energy (4.8%)
1,200	EOG Resources, Inc.	65,712
1,200	FMC Technologies, Inc.[a]	37,644
1,700	Smith International, Inc.	36,516

	Total Energy	139,872

Financials (13.5%)
3,100	AFLAC, Inc.	60,016
2,800	Bank of New York Mellon Corporation	79,100
4,200	Charles Schwab Corporation	65,100
500	Goldman Sachs Group, Inc.	53,010
4,200	SEI Investments Company	51,282
1,400	SunTrust Banks, Inc.	16,436
1,150	T. Rowe Price Group, Inc.	33,189
1,900	Wells Fargo & Company	27,056
1,300	Zions Bancorporation	12,779

	Total Financials	397,968

Health Care (17.4%)
1,800	Dentsply International, Inc.	48,330
400	Intuitive Surgical, Inc.[a]	38,144
1,200	Laboratory Corporation of America Holdings[a]	70,188
2,000	Medtronic, Inc.	58,940
1,700	Novartis AG ADR	64,311
1,300	Pharmaceutical Product Development, Inc.	30,836
2,000	St. Jude Medical, Inc.[a]	72,660
2,600	Stryker Corporation	88,504
1,300	Varian Medical Systems, Inc.[a]	39,572

	Total Health Care	511,485

Industrials (6.9%)
450	C.H. Robinson Worldwide, Inc.	20,525
1,100	Danaher Corporation	59,642
650	Deere & Company	21,365
900	Emerson Electric Company	25,722
550	Fastenal Company	17,685
1,200	United Parcel Service, Inc.	59,064

	Total Industrials	204,003

Information Technology (27.0%)
1,150	Apple, Inc.[a]	120,888
7,000	Cisco Systems, Inc.[a]	117,390
340	Google, Inc.[a]	118,340
4,150	Hewlett-Packard Company	133,049
5,800	Intel Corporation	87,290
4,100	Microsoft Corporation	75,317

Shares	Common Stock (98.9%)	Value
Information Technology (27.0%) -continued
3,500	Nokia Oyj ADR	$40,845
2,650	QUALCOMM, Inc.	103,112

	Total Information Technology	796,231

Materials (4.9%)
1,400	Air Products and Chemicals, Inc.	78,750
1,900	Ecolab, Inc.	65,987

	Total Materials	144,737

Utilities (2.7%)
2,700	Questar Corporation	79,461

	Total Utilities	79,461

	Total Common Stock (cost $4,493,134)	2,911,962

Shares	Short-Term Investments (1.2%)	Value
34,351	Thrivent Money Market Portfolio	34,351

	Total Short-Term Investments (at amortized cost)	34,351

	Total Investments (cost $4,527,485) 100.1%	$2,946,313

	Other Assets and Liabilities, Net (0.1%)	(1,892)

	Total Net Assets 100.0%	$2,944,421

a	Non-income producing security.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$ 20,885
Gross unrealized depreciation	(1,602,057)

Net unrealized appreciation (depreciation)	$(1,581,172)

Cost for federal income tax purposes	$4,527,485

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
66

Partner Socially Responsible Stock Portfolio

Schedule of Investments as of March 31, 2009

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2009, in valuing Partner Socially Responsible Stock Portfolio’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Fair Valuation Level	Investments in Securities	Other Financial Instruments*

Level 1	$2,946,313	$–
Level 2	–	–
Level 3	–	–

Totals (Level 1,2,3)	$2,946,313	$–

*	Other Financial Instruments include Futures, Forwards, Written Options and Swap agreements.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Socially Responsible Stock Portfolio, is as follows:

Portfolio	Value December 31, 2008	Gross Purchases	Gross Sales	Shares Held at March 31, 2009	Value March 31, 2009	Income Earned January 1, 2009 - March 31, 2009
Money Market	$69,852	$123,194	$158,695	34,351	$34,351	$197
Total Value and Income Earned	69,852				34,351	197

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
67

Partner All Cap Growth Portfolio

Schedule of Investments as of March 31, 2009

(unaudited)

Shares	Common Stock (97.9%)	Value
Consumer Discretionary (14.0%)
1,125	Amazon.com, Inc.[a]	$82,620
2,200	Coach, Inc.[a]	36,740
1,625	GameStop Corporation[a]	45,533
575	Guess ?, Inc.	12,121
1,175	LKQ Corporation[a]	16,767
1,875	NIKE, Inc.	87,919
300	Priceline.com, Inc.[a]	23,634
600	WMS Industries, Inc.[a]	12,546

	Total Consumer Discretionary	317,880

Consumer Staples (1.5%)
725	Avon Products, Inc.	13,942
450	Coca-Cola Company	19,777

	Total Consumer Staples	33,719

Energy (10.0%)
325	Apache Corporation	20,829
700	Cameron International Corporation[a]	15,351
1,275	ENSCO International, Inc.	33,660
900	Halliburton Company	13,923
1,725	National Oilwell Varco, Inc.[a]	49,525
1,050	Noble Corporation	25,294
550	Noble Energy, Inc.	29,634
650	Transocean, Ltd.[a]	38,246

	Total Energy	226,462

Financials (6.1%)
235	BlackRock, Inc.	30,559
135	CME Group, Inc.	33,263
190	Goldman Sachs Group, Inc.	20,144
250	IntercontinentalExchange, Inc.[a]	18,617
1,250	T. Rowe Price Group, Inc.	36,075

	Total Financials	138,658

Health Care (9.2%)
400	Allergan, Inc.	19,104
260	C.R. Bard, Inc.	20,727
500	Celgene Corporation[a]	22,200
800	Dentsply International, Inc.	21,480
500	Gen-Probe, Inc.[a]	22,790
725	Gilead Sciences, Inc.[a]	33,582
75	Intuitive Surgical, Inc.[a]	7,152
1,000	Stryker Corporation	34,040
475	Varian Medical Systems, Inc.[a]	14,459
350	Waters Corporation[a]	12,933

	Total Health Care	208,467

Industrials (15.7%)
525	AGCO Corporation[a]	10,290
500	AMETEK, Inc.	15,635
600	Bucyrus International, Inc.	9,108
275	Dun & Bradstreet Corporation	21,175
711	Emerson Electric Company	20,320
555	Expeditors International of Washington, Inc.	15,701
625	Fastenal Company	20,097
200	First Solar, Inc.[a]	26,540
550	Fluor Corporation	19,003
350	FTI Consulting, Inc.[a]	17,318
500	General Dynamics Corporation	20,795
1,000	Honeywell International, Inc.	27,860

Shares	Common Stock (97.9%)	Value
Industrials (15.7%) - continued
925	Jacobs Engineering Group, Inc.[a]	$35,761
475	Parker-Hannifin Corporation	16,140
350	Precision Castparts Corporation	20,965
325	SunPower Corporation[a]	7,729
875	United Technologies Corporation	37,607
550	Wabtec Corporation	14,509

	Total Industrials	356,553

Information Technology (37.1%)
675	Accenture, Ltd.	18,556
2,050	Altera Corporation	35,978
525	Amphenol Corporation	14,957
775	ANSYS, Inc.[a]	19,452
1,075	Apple, Inc.[a]	113,004
200	Baidu.com, Inc. ADR[a]	35,320
1,400	Broadcom Corporation[a]	27,972
800	Check Point Software Technologies, Ltd.[a]	17,768
2,050	Cisco Systems, Inc.[a]	34,378
1,700	Dell, Inc.[a]	16,116
600	Dolby Laboratories, Inc.[a]	20,466
2,050	eBay, Inc.[a]	25,748
300	FactSet Research Systems, Inc.	14,997
850	FLIR Systems, Inc.[a]	17,408
295	Google, Inc.[a]	102,678
1,300	Juniper Networks, Inc.[a]	19,578
900	Linear Technology Corporation	20,682
600	McAfee, Inc.[a]	20,100
975	MEMC Electronic Materials, Inc.[a]	16,078
1,200	NETAPP, Inc.[a]	17,808
800	Nintendo Company, Ltd. ADR	29,200
2,000	Nokia Oyj ADR	23,340
2,350	Nuance Communications, Inc.[a]	25,521
500	Open Text Corporation[a]	17,220
1,550	Oracle Corporation[a]	28,008
1,900	Parametric Technology Corporation[a]	18,962
950	QUALCOMM, Inc.	36,965
825	Research in Motion, Ltd.[a]	35,533
1,150	Trimble Navigation, Ltd.[a]	17,572

	Total Information Technology	841,365

Materials (2.9%)
750	Barrick Gold Corporation	24,315
675	Nucor Corporation	25,765
225	Praxair, Inc.	15,140

	Total Materials	65,220

Telecommunications Services (1.4%)
1,200	America Movil SA de CV ADR	32,496

	Total Telecommunications Services	32,496

	Total Common Stock (cost $3,496,579)	2,220,820

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
68

Partner All Cap Growth Portfolio

Schedule of Investments as of March 31, 2009

(unaudited)

Shares	Short-Term Investments (4.0%)	Value
90,340	Thrivent Money Market Portfolio	$90,340

	Total Short-Term Investments (at amortized cost)	90,340

	Total Investments (cost $3,586,919) 101.9%	$2,311,160

	Other Assets and Liabilities, Net (1.9%)	(43,442)

	Total Net Assets 100.0%	$2,267,718

a	Non-income producing security.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$50,578
Gross unrealized depreciation	(1,326,337)

Net unrealized appreciation (depreciation)	$(1,275,759)

Cost for federal income tax purposes	$3,586,919

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2009, in valuing Partner All Cap Growth Portfolio’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Fair Valuation Level	Investments in Securities	Other Financial Instruments*

Level 1	$2,311,160	$–
Level 2	–	–
Level 3	–	–

Totals (Level 1,2,3)	$2,311,160	$–

*	Other Financial Instruments include Futures, Forwards, Written Options and Swap agreements.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner All Cap Growth Portfolio, is as follows:

Portfolio	Value December 31, 2008	Gross Purchases	Gross Sales	Shares Held at March 31, 2009	Value March 31, 2009	Income Earned January 1, 2009 - March 31, 2009

Money Market	$77,149	$292,947	$279,756	90,340	$90,340	$140
Total Value and Income Earned	77,149				90,340	140

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
69

Partner All Cap Value Portfolio

Schedule of Investments as of March 31, 2009

(unaudited)

Shares	Common Stock (93.7%)	Value
Consumer Discretionary (7.7%)
830	Bed Bath & Beyond, Inc.[a]	$20,542
2,250	Cablevision Systems New York Group	29,115
3,100	Cinemark Holdings, Inc.	29,109
1,766	Goodyear Tire & Rubber Company[a]	11,055
1,490	Liberty Global, Inc.[a]	21,054
1,520	News Corporation	10,062
2,160	Scientific Games Corporation[a]	26,158
466	Time Warner Cable, Inc.	11,557

	Total Consumer Discretionary	158,652

Consumer Staples (9.7%)
1,800	Campbell Soup Company	49,248
1,900	Kroger Company	40,318
321	Lorillard, Inc.	19,818
2,050	Molson Coors Brewing Company	70,274
850	Walgreen Company	22,066

	Total Consumer Staples	201,724

Energy (12.1%)
560	Apache Corporation	35,890
2,554	Capital Product Partners, LP	17,623
1,130	Chevron Corporation	75,981
740	Devon Energy Corporation	33,071
460	Exxon Mobil Corporation	31,326
2,350	Petroleo Brasileiro SA ADR	57,575

	Total Energy	251,466

Financials (16.0%)
3,710	Assurant, Inc.	80,804
1,420	Everest Re Group, Ltd.	100,536
2,350	J.P. Morgan Chase & Company[b]	62,463
1,050	MetLife, Inc.	23,908
800	Morgan Stanley[b]	18,216
2,530	National Financial Partners	8,096
6,660	SLM Corporation[a]	32,967
370	SunTrust Banks, Inc.	4,344

	Total Financials	331,334

Health Care (14.0%)
670	Abbott Laboratories	31,959
1,880	Aetna, Inc.	45,740
650	Covidien, Ltd.	21,606
940	Medicines Company[a]	10,190
2,370	Merck & Company, Inc.	63,398
2,210	Orexigen Therapeutics, Inc.[a]	5,768
2,310	Pfizer, Inc.	31,462
1,040	UnitedHealth Group, Inc.	21,767
1,350	Wyeth	58,104

	Total Health Care	289,994

Industrials (11.9%)
7,650	Aircastle, Ltd.	35,572
10,988	Genesis Lease, Ltd.	30,547
540	Goodrich Corporation	20,461
2,260	Navistar International Corporation[a]	75,620
4,320	Tyco International, Ltd.	84,499

	Total Industrials	246,699

Shares	Common Stock (93.7%)	Value
Information Technology (7.7%)
220	Apple, Inc.[a]	$23,126
1,990	QUALCOMM, Inc.	77,431
1,350	Research in Motion, Ltd.[a]	58,145

	Total Information Technology	158,702

Materials (5.8%)
2,620	Lubrizol Corporation	89,106
380	Potash Corporation of Saskatchewan, Inc.	30,708

	Total Materials	119,814

Telecommunications Services (2.2%)
1,790	AT&T, Inc.	45,108

	Total Telecommunications Services	45,108

Utilities (6.6%)
1,160	Exelon Corporation	52,652
2,220	PG&E Corporation	84,849

	Total Utilities	137,501

	Total Common Stock (cost $2,697,283)	1,940,994

Shares	Short-Term Investments (6.8%)	Value
142,020	Thrivent Money Market Portfolio	142,020

	Total Short-Term Investments (at amortized cost)	142,020

	Total Investments (cost $2,839,303) 100.5%	$2,083,014

	Other Assets and Liabilities, Net (0.5%)	(10,539)

	Total Net Assets 100.0%	$2,072,475

a	Non-income producing security.
b	All or a portion of the security was earmarked to cover options.

      Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$32,886
Gross unrealized depreciation	(789,175)

Net unrealized appreciation (depreciation)	$(756,289)

Cost for federal income tax purposes	$2,839,303

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
70

Partner All Cap Value Portfolio

Schedule of Investments as of March 31, 2009

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2009, in valuing Partner All Cap Value Portfolio’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Fair Valuation Level	Investments in Securities	Other Financial Instruments*
Level 1	$2,083,014	$529
Level 2	–	–
Level 3	–	–

Totals (Level 1,2,3)	$2,083,014	$529

*	Other Financial Instruments include Futures, Forwards, Written Options and Swap agreements.

Call Options Written	Number of Contracts	Exercise Price	Expiration Date	Value	Unrealized Gain/(Loss)
J.P. Morgan Chase & Company	4	$30.00	April 2009	($352)	$181
Morgan Stanley	4	30.00	April 2009	(60)	348
Total Call Options Written				($412)	$529

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner All Cap Value Portfolio, is as follows:

Portfolio	Value December 31, 2008	Gross Purchases	Gross Sales	Shares Held at March 31, 2009	Value March 31, 2009	Income Earned January 1, 2009 - March 31, 2009
Money Market	$201,541	$594,246	$653,767	142,020	$142,020	$300
Total Value and Income Earned	201,541				142,020	300

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
71

Partner All Cap Portfolio

Schedule of Investments as of March 31, 2009

(unaudited)

Shares	Common Stock (98.3%)	Value
Consumer Discretionary (9.0%)
36,270	Coach, Inc.[a]	$605,709
14,760	DIRECTV Group, Inc.[a,b]	336,380
34,260	Lowe’s Companies, Inc.	625,245
25,320	Macy’s, Inc	225,348
7,810	Polo Ralph Lauren Corporation	329,973
26,530	Staples, Inc.	480,458
18,590	Target Corporation	639,310
26,040	Tiffany & Company[b]	561,422
30,510	Walt Disney Company	554,062

	Total Consumer Discretionary	4,357,907

Consumer Staples (12.6%)
15,000	Alberto-Culver Company	339,150
4,990	Clorox Company	256,885
23,340	Coca-Cola Company	1,025,793
26,310	Coca-Cola Enterprises, Inc.	347,029
5,510	General Mills, Inc.	274,839
2,600	Kimberly-Clark Corporation	119,886
21,760	Kraft Foods, Inc.	485,030
36,760	Philip Morris International, Inc.	1,307,921
6,430	Procter & Gamble Company	302,789
24,720	Tyson Foods, Inc.	232,121
26,540	Wal-Mart Stores, Inc.	1,382,734

	Total Consumer Staples	6,074,177

Energy (12.8%)
6,430	Anadarko Petroleum Corporation	250,063
9,810	Chevron Corporation	659,624
39,910	Exxon Mobil Corporation	2,717,871
7,440	Goodrich Petroleum Corporation[a,b]	144,038
15,200	Nexen, Inc.	257,792
11,400	Schlumberger, Ltd.	463,068
20,180	Southwestern Energy Company[a]	599,144
8,920	Transocean, Ltd.[a]	524,853
21,470	Weatherford International, Ltd.[a]	237,673
11,090	XTO Energy, Inc.	339,576

	Total Energy	6,193,702

Financials (10.2%)
11,000	ACE, Ltd.	444,400
7,550	Annaly Capital Management, Inc.	104,719
11,766	Bank of New York Mellon Corporation	332,389
180	Berkshire Hathaway, Inc.[a]	507,600
4,440	Chubb Corporation	187,901
2,860	CME Group, Inc.	704,675
17,350	Interactive Brokers Group, Inc.[a]	279,855
2,240	IntercontinentalExchange, Inc.[a]	166,813
13,300	J.P. Morgan Chase & Company	353,514
12,790	MetLife, Inc.	291,228
4,400	PartnerRe, Ltd.	273,108
11,210	People’s United Financial, Inc.	201,444
16,820	PNC Financial Services Group, Inc.	492,658
12,940	SunTrust Banks, Inc.	151,916
31,870	Wells Fargo & Company	453,829

	Total Financials	4,946,049

Health Care (15.2%)
10,640	Allergan, Inc.	508,166
8,910	AmerisourceBergen Corporation	291,001

Shares	Common Stock (98.3%)	Value
Health Care (15.2%) - continued
2,160	Amgen, Inc.[a]	$106,963
8,180	Biogen Idec, Inc.[a]	428,796
11,640	BioMarin Pharmaceutical, Inc.[a,b]	143,754
28,210	Boston Scientific Corporation[a]	224,269
7,020	Bristol-Myers Squibb Company	153,878
4,010	C.R. Bard, Inc.	319,677
13,300	Covidien, Ltd.	442,092
9,760	Johnson & Johnson	513,376
2,110	Laboratory Corporation of America Holdings[a,b]	123,414
6,000	Medco Health Solutions, Inc.[a]	248,040
3,290	Millipore Corporation[a]	188,879
14,200	Mylan Laboratories, Inc.[a,b]	190,422
79,930	Pfizer, Inc.	1,088,647
4,510	Psychiatric Solutions, Inc.[a]	70,942
31,100	Schering-Plough Corporation	732,405
13,130	UnitedHealth Group, Inc.	274,811
6,860	Waters Corporation[a]	253,477
9,890	WellPoint, Inc.[a]	375,523
14,640	Wyeth	630,106

	Total Health Care	7,308,638

Industrials (9.2%)
4,500	3M Company	223,740
27,180	Deere & Company	893,406
36,280	General Electric Company	366,791
13,250	Joy Global, Inc.	282,225
16,580	KBR, Inc.	228,970
3,460	Lockheed Martin Corporation	238,844
7,820	Norfolk Southern Corporation	263,925
8,440	Northrop Grumman Corporation	368,321
19,300	PACCAR, Inc.	497,168
11,570	Raytheon Company	450,536
3,970	Union Pacific Corporation	163,207
9,030	United Parcel Service, Inc.	444,457

	Total Industrials	4,421,590

Information Technology (18.2%)
5,150	Apple, Inc.[a]	541,368
12,010	ArcSight, Inc.[a]	153,368
24,750	BMC Software, Inc.[a]	816,750
16,650	eBay, Inc.[a]	209,124
45,980	Electronic Arts, Inc.[a]	836,376
1,330	Google, Inc.[a]	462,920
53,000	Hewlett-Packard Company	1,699,180
21,420	Juniper Networks, Inc.[a]	322,585
30,060	McAfee, Inc.[a]	1,007,010
52,180	Microsoft Corporation	958,546
163,150	Nuance Communications, Inc.[a]	1,771,809

	Total Information Technology	8,779,036

Materials (3.2%)
2,690	Airgas, Inc.	90,949
7,620	Albemarle Corporation	165,888
7,280	Dow Chemical Company	61,370
7,030	Ecolab, Inc.	244,152
2,510	Monsanto Company	208,581
8,010	Nalco Holding Company	104,691
4,590	Newmont Mining Corporation	205,448
3,920	Nucor Corporation	149,626

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
72

Partner All Cap Portfolio

Schedule of Investments as of March 31, 2009

(unaudited)

Shares	Common Stock (98.3%)	Value
Materials (3.2%) - continued
4,410	Praxair, Inc.	$296,749

	Total Materials	1,527,454

Telecommunications Services (3.9%)
15,650	American Tower Corporation[a]	476,230
17,812	AT&T, Inc.	448,862
22,520	NII Holdings, Inc.[a]	337,800
97,590	Qwest Communications International, Inc.[b]	333,758
12,060	SBA Communications Corporation[a]	280,998

	Total Telecommunications Services	1,877,648

Utilities (4.0%)
16,620	American Electric Power Company, Inc.	419,821
29,500	CMS Energy Corporation	349,280
14,930	PG&E Corporation	570,624
9,600	PPL Corporation	275,616
9,780	Southern Company	299,464

	Total Utilities	1,914,805

	Total Common Stock (cost $56,586,797)	47,401,006

Shares	Collateral Held for Securities Loaned (3.1%)	Value
1,476,325	Thrivent Financial Securities Lending Trust	1,476,325

	Total Collateral Held for Securities Loaned (cost $1,476,325)	1,476,325

Shares	Short-Term Investments (1.3%)	Value
635,919	Thrivent Money Market Portfolio	635,919

	Total Short-Term Investments (at amortized cost)	635,919

	Total Investments (cost $58,699,041) 102.7%	$49,513,250

	Other Assets and Liabilities, Net (2.7%)	(1,305,527)

	Total Net Assets 100.0%	$48,207,723

a	Non-income producing security.
b	All or a portion of the security is on loan.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$1,488,226
Gross unrealized depreciation	(10,674,017)

Net unrealized appreciation (depreciation)	$(9,185,791)

Cost for federal income tax purposes	$58,699,041

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2009, in valuing Partner All Cap Portfolio’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Fair Valuation Level	Investments in Securities	Other Financial Instruments*
Level 1	$49,513,250	$–
Level 2	–	–
Level 3	–	–

Totals (Level 1,2,3)	$49,513,250	$–

*	Other Financial Instruments include Futures, Forwards, Written Options and Swap agreements.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner All Cap Portfolio, is as follows:

Portfolio	Value December 31, 2008	Gross Purchases	Gross Sales	Shares Held at March 31, 2009	Value March 31, 2009	Income Earned January 1, 2009 - March 31, 2009
Money Market	$71,709	$4,952,855	$4,388,645	635,919	$635,919	$910
Thrivent Financial Securities Lending Trust	2,623,789	6,213,623	7,361,087	1,476,325	1,476,325	3,235
Total Value and Income Earned	2,695,498				2,112,244	4,145

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
73

Large Cap Growth Portfolio II

Schedule of Investments as of March 31, 2009

(unaudited)

Shares	Common Stock (96.5%)	Value
Consumer Discretionary (10.3%)
93,000	Amazon.com, Inc.[a]	$6,829,920
13,800	Apollo Group, Inc.[a]	1,080,954
78,400	Best Buy Company, Inc.[b]	2,976,064
158,050	Comcast Corporation	2,155,802
85,550	Guess ?, Inc.	1,803,394
136,950	Lowe’s Companies, Inc.	2,499,338
106,150	McDonald’s Corporation	5,792,605
49,200	McGraw-Hill Companies, Inc.	1,125,204
208,300	SPDR S&P Homebuilders ETF[c]	2,212,146
253,600	Starwood Hotels & Resorts Worldwide, Inc.	3,220,720
56,000	Williams-Sonoma, Inc.[c]	564,480

	Total Consumer Discretionary	30,260,627

Consumer Staples (8.0%)
86,050	Colgate-Palmolive Company	5,075,229
54,400	Costco Wholesale Corporation[c]	2,519,808
49,200	General Mills, Inc.	2,454,096
43,100	Molson Coors Brewing Company	1,477,468
110,900	PepsiCo, Inc.	5,709,132
123,200	Wal-Mart Stores, Inc.	6,418,720

	Total Consumer Staples	23,654,453

Energy (8.3%)
27,500	CONSOL Energy, Inc.	694,100
45,600	Devon Energy Corporation	2,037,864
129,100	Halliburton Company	1,997,177
124,350	Hess Corporation	6,739,770
19,800	Noble Energy, Inc.	1,066,824
63,700	Petroleo Brasileiro SA ADR	1,940,939
78,305	Transocean, Ltd.[a]	4,607,466
217,000	Weatherford International, Ltd.[a]	2,402,190
92,550	XTO Energy, Inc.	2,833,881

	Total Energy	24,320,211

Financials (8.7%)
114,250	Bank of America Corporation	779,185
53,900	Bank of New York Mellon Corporation	1,522,675
9,500	BlackRock, Inc.[b,c]	1,235,380
12,300	CME Group, Inc.[b]	3,030,597
39,100	Goldman Sachs Group, Inc.	4,145,382
156,400	J.P. Morgan Chase & Company	4,157,112
79,200	MetLife, Inc.	1,803,384
58,300	Morgan Stanley	1,327,491
54,700	Nasdaq OMX Group, Inc.[a]	1,071,026
228,450	TD Ameritrade Holding Corporation[a]	3,154,895
131,400	Wells Fargo & Company	1,871,136
74,200	Willis Group Holdings, Ltd.	1,632,400

	Total Financials	25,730,663

Health Care (18.2%)
191,150	Abbott Laboratories	9,117,855
63,260	Aetna, Inc.	1,539,116
13,100	Alcon, Inc.	1,190,921
35,000	Allergan, Inc.	1,671,600
128,150	Baxter International, Inc.	6,563,843
50,500	Celgene Corporation[a]	2,242,200
93,650	Express Scripts, Inc.[a]	4,323,820
270,800	Gilead Sciences, Inc.[a]	12,543,456
79,600	Schering-Plough Corporation	1,874,580

Shares	Common Stock (96.5%)	Value
Health Care (18.2%) - continued
75,032	St. Jude Medical, Inc.[a]	$2,725,912
116,939	Teva Pharmaceutical Industries, Ltd. ADR	5,268,102
125,498	Thermo Fisher Scientific, Inc.[a]	4,476,514

	Total Health Care	53,537,919

Industrials (6.2%)
81,850	Danaher Corporation	4,437,907
576,361	Delta Air Lines, Inc.[a]	3,244,912
105,600	Honeywell International, Inc.	2,942,016
21,200	Lockheed Martin Corporation	1,463,436
60,700	Raytheon Company	2,363,658
69,850	Union Pacific Corporation	2,871,534
59,300	Werner Enterprises, Inc.	896,616

	Total Industrials	18,220,079

Information Technology (29.2%)
217,850	Activision Blizzard, Inc.[a]	2,278,711
88,900	Apple, Inc.[a]	9,345,168
247,450	CIENA Corporation[a,c]	1,925,161
357,670	Cisco Systems, Inc.[a]	5,998,126
124,550	Corning, Inc.	1,652,778
70,800	Data Domain, Inc.[a,c]	889,956
142,100	Dell, Inc.[a]	1,347,108
216,600	EMC Corporation[a]	2,469,240
25,850	Google, Inc.[a]	8,997,351
102,500	Hewlett-Packard Company	3,286,150
201,750	Intel Corporation	3,036,338
53,900	International Business Machines Corporation	5,222,371
189,550	Marvell Technology Group, Ltd.[a]	1,736,278
22,450	MasterCard, Inc.[c]	3,759,926
67,200	Maxim Integrated Products, Inc.	887,712
525,352	Micron Technology, Inc.[a,c]	2,132,929
424,970	Microsoft Corporation	7,806,699
271,690	Oracle Corporation[a]	4,909,438
254,743	QUALCOMM, Inc.	9,912,050
42,850	Research in Motion, Ltd.[a]	1,845,549
100,500	SanDisk Corporation[a]	1,271,325
169,050	Symantec Corporation[a]	2,525,607
135,250	Taiwan Semiconductor Manufacturing Company, Ltd. ADR	1,210,488
27,400	Visa, Inc.	1,523,440

	Total Information Technology	85,969,899

Materials (5.7%)
29,000	Air Products and Chemicals, Inc.	1,631,250
120,900	Monsanto Company	10,046,790
73,900	Mosaic Company	3,102,322
211,500	Steel Dynamics, Inc.	1,863,315

	Total Materials	16,643,677

Telecommunications Services (1.9%)
115,500	American Tower Corporation[a]	3,514,665

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
74

Large Cap Growth Portfolio II

Schedule of Investments as of March 31, 2009

(unaudited)

Shares	Common Stock (96.5%)	Value
Telecommunications Services (1.9%) - continued
640,200	Qwest Communications International, Inc.[c]	$2,189,484

	Total Telecommunications Services	5,704,149

	Total Common Stock (cost $284,072,283)	284,041,677

Shares	Collateral Held for Securities Loaned (5.6%)	Value
16,442,962	Thrivent Financial Securities Lending Trust	16,442,962

	Total Collateral Held for Securities Loaned (cost $16,442,962)	16,442,962

Shares or Principal Amount	Short-Term Investments (3.6%)[d]	Value
	Jupiter Securitization Company, LLC
5,080,000	0.250%, 4/1/2009[e]	5,080,000
5,630,796	Thrivent Money Market Portfolio	5,630,796

	Total Short-Term Investments (at amortized cost)	10,710,796

	Total Investments (cost $311,226,041) 105.7%	$311,195,435

	Other Assets and Liabilities, Net (5.7%)	(16,718,182)

	Total Net Assets 100.0%	$294,477,253

a	Non-income producing security.
b	All or a portion of the security was earmarked to cover options.
c	All or a portion of the security is on loan.
d	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.
e

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of March 31, 2009, the value of these investments was $5,080,000 or 1.7% of total net assets.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	-	Exchange Traded Fund.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$16,894,933
Gross unrealized depreciation	(16,925,539)

Net unrealized appreciation (depreciation)	$(30,606)

Cost for federal income tax purposes	$311,226,041

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2009, in valuing Large Cap Growth Portfolio II’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Fair Valuation Level	Investments in Securities	Other Financial Instruments*
Level 1	$306,115,435	($5)
Level 2	5,080,000	–
Level 3	–	–

Totals (Level 1,2,3)	$311,195,435	($5)

*	Other Financial Instruments include Futures, Forwards, Written Options and Swap agreements.

Call Options Written	Number of Contracts	Exercise Price	Expiration Date	Value	Unrealized Gain/(Loss)
Best Buy Company, Inc.	152	$37.50	April 2009	($31,160)	($20,824)
BlackRock, Inc.	19	140.00	April 2009	(5,605)	4,614
CME Group, Inc.	56	270.00	April 2009	(28,560)	16,205
Total Call Options Written				($65,325)	($5)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Large Cap Growth Portfolio II, is as follows:

Portfolio	Value December 31, 2008	Gross Purchases	Gross Sales	Shares Held at March 31, 2009	Value March 31, 2009	Income Earned January 1, 2009 - March 31, 2009
Money Market	$9,917,185	$39,904,143	$44,190,532	5,630,796	$5,630,796	$27,169
Thrivent Financial Securities Lending Trust	211,680	42,025,336	25,794,054	16,442,962	16,442,962	9,200
Total Value and Income Earned	10,128,865				22,073,758	36,369

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
75

Large Cap Growth Portfolio

Schedule of Investments as of March 31, 2009

(unaudited)

Shares	Common Stock (96.7%)	Value
Consumer Discretionary (10.4%)
192,850	Amazon.com, Inc.[a]	$14,162,904
36,600	Apollo Group, Inc.[a]	2,866,878
152,100	Best Buy Company, Inc.[b]	5,773,716
423,250	Comcast Corporation	5,773,130
253,500	Discovery Communications, Inc.[a]	4,061,070
161,600	Guess ?, Inc.	3,406,528
96,700	Home Depot, Inc.	2,278,252
365,500	Lowe’s Companies, Inc.	6,670,375
282,700	McDonald’s Corporation	15,426,939
117,200	McGraw-Hill Companies, Inc.	2,680,364
474,200	SPDR S&P Homebuilders ETF[c]	5,036,004
526,600	Starwood Hotels & Resorts Worldwide, Inc.	6,687,820
148,900	Williams-Sonoma, Inc.[c]	1,500,912
168,700	Yum! Brands, Inc.	4,635,876

	Total Consumer Discretionary	80,960,768

Consumer Staples (8.8%)
216,600	Colgate-Palmolive Company	12,775,068
116,600	Costco Wholesale Corporation[c]	5,400,912
352,500	CVS Caremark Corporation	9,690,225
129,700	General Mills, Inc.	6,469,436
109,900	Molson Coors Brewing Company	3,767,372
263,000	PepsiCo, Inc.	13,539,240
321,400	Wal-Mart Stores, Inc.	16,744,940

	Total Consumer Staples	68,387,193

Energy (8.1%)
72,800	CONSOL Energy, Inc.	1,837,472
125,000	Devon Energy Corporation	5,586,250
342,500	Halliburton Company	5,298,475
252,700	Hess Corporation	13,696,340
52,500	Noble Energy, Inc.	2,828,700
78,900	Occidental Petroleum Corporation	4,390,785
168,150	Petroleo Brasileiro SA ADR	5,123,531
195,285	Transocean, Ltd.[a]	11,490,569
510,100	Weatherford International, Ltd.[a]	5,646,807
244,450	XTO Energy, Inc.	7,485,059

	Total Energy	63,383,988

Financials (7.9%)
307,050	Bank of America Corporation	2,094,081
126,300	Bank of New York Mellon Corporation	3,567,975
24,600	BlackRock, Inc.[b,c]	3,198,984
25,400	CME Group, Inc.[b]	6,258,306
94,500	Goldman Sachs Group, Inc.	10,018,890
394,550	J.P. Morgan Chase & Company	10,487,139
181,200	MetLife, Inc.	4,125,924
140,700	Morgan Stanley	3,203,739
143,850	Nasdaq OMX Group, Inc.[a]	2,816,583
446,700	TD Ameritrade Holding Corporation[a]	6,168,927
334,350	Wells Fargo & Company	4,761,144
197,600	Willis Group Holdings, Ltd.	4,347,200

	Total Financials	61,048,892

Health Care (18.3%)
421,700	Abbott Laboratories	20,115,090
165,563	Aetna, Inc.	4,028,148
34,600	Alcon, Inc.	3,145,486

Shares	Common Stock (96.7%)	Value
Health Care (18.3%) - continued
93,600	Allergan, Inc.	$4,470,336
339,796	Baxter International, Inc.	17,404,351
133,850	Celgene Corporation[a]	5,942,940
243,600	Express Scripts, Inc.[a]	11,247,012
97,200	Genzyme Corporation[a]	5,772,708
700,100	Gilead Sciences, Inc.[a]	32,428,632
211,100	Schering-Plough Corporation	4,971,405
181,435	St. Jude Medical, Inc.[a]	6,591,534
312,250	Teva Pharmaceutical Industries, Ltd. ADR[c]	14,066,862
341,258	Thermo Fisher Scientific, Inc.[a]	12,172,673

	Total Health Care	142,357,177

Industrials (6.6%)
395,700	BE Aerospace, Inc.[a]	3,430,719
187,150	Danaher Corporation	10,147,273
1,371,115	Delta Air Lines, Inc.[a]	7,719,377
267,200	Honeywell International, Inc.	7,444,192
46,100	Lockheed Martin Corporation	3,182,283
91,200	Quanta Services, Inc.[a]	1,956,240
127,900	Raytheon Company	4,980,426
141,900	Tyco International, Ltd.	2,775,564
185,800	Union Pacific Corporation	7,638,238
157,000	Werner Enterprises, Inc.	2,373,840

	Total Industrials	51,648,152

Information Technology (29.3%)
580,200	Activision Blizzard, Inc.[a]	6,068,892
840,062	ADC Telecommunications, Inc.[a]	3,687,872
230,100	Apple, Inc.[a]	24,188,112
538,100	CIENA Corporation[a,c]	4,186,418
953,050	Cisco Systems, Inc.[a]	15,982,649
331,600	Corning, Inc.	4,400,332
188,400	Data Domain, Inc.[a,c]	2,368,188
372,300	Dell, Inc.[a]	3,529,404
588,100	EMC Corporation[a]	6,704,340
69,052	Google, Inc.[a]	24,034,239
263,400	Hewlett-Packard Company	8,444,604
516,100	Intel Corporation	7,767,305
142,850	International Business Machines Corporation	13,840,737
498,050	Marvell Technology Group, Ltd.[a]	4,562,138
59,400	MasterCard, Inc.[c]	9,948,312
178,200	Maxim Integrated Products, Inc.	2,354,022
1,394,556	Micron Technology, Inc.[a,c]	5,661,897
1,125,350	Microsoft Corporation	20,672,680
710,200	Oracle Corporation[a]	12,833,314
668,044	QUALCOMM, Inc.	25,993,592
113,361	Research in Motion, Ltd.[a,c]	4,882,458
267,700	SanDisk Corporation[a]	3,386,405
371,850	Symantec Corporation[a]	5,555,439
361,800	Taiwan Semiconductor Manufacturing Company, Ltd. ADR	3,238,110
72,400	Visa, Inc.	4,025,440

	Total Information Technology	228,316,899

Materials (5.1%)
77,200	Air Products and Chemicals, Inc.	4,342,500
282,350	Monsanto Company	23,463,285
183,000	Mosaic Company	7,682,340

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
76

Large Cap Growth Portfolio

Schedule of Investments as of March 31, 2009

(unaudited)

Shares	Common Stock (96.7%)	Value
Materials (5.1%) - continued
479,300	Steel Dynamics, Inc.	$4,222,633

	Total Materials	39,710,758

Telecommunications Services (2.2%)
305,300	American Tower Corporation[a]	9,290,279
1,463,800	Qwest Communications International, Inc.[c]	5,006,196
170,800	Vodafone Group plc ADR	2,975,336

	Total Telecommunications Services	17,271,811

	Total Common Stock (cost $873,108,542)	753,085,638

Shares	Collateral Held for Securities Loaned (6.0%)	Value
46,762,775	Thrivent Financial Securities Lending Trust	46,762,775

	Total Collateral Held for Securities Loaned (cost $46,762,775)	46,762,775

Shares or Principal Amount	Short-Term Investments (3.6%)[d]	Value
	BNP Paribas Financial
11,230,000	0.270%, 4/1/2009[e]	11,230,000
	Rabobank USA Finance Corporation
7,770,000	0.120%, 4/1/2009	7,770,000
9,123,166	Thrivent Money Market Portfolio	9,123,166

	Total Short-Term Investments (at amortized cost)	28,123,166

	Total Investments (cost $947,994,483) 106.3%	$827,971,579

	Other Assets and Liabilities, Net (6.3%)	(48,721,211)

	Total Net Assets 100.0%	$779,250,368

a	Non-income producing security.
b	All or a portion of the security was earmarked to cover options.
c	All or a portion of the security is on loan.
d	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.
e	All or a portion of the security is insured or guaranteed.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	-	Exchange Traded Fund.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$58,077,049
Gross unrealized depreciation	(178,099,953)

Net unrealized appreciation (depreciation)	$(120,022,904)

Cost for federal income tax purposes	$947,994,483

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2009, in valuing Large Cap Growth Portfolio’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Fair Valuation Level	Investments in Securities	Other Financial Instruments*
Level 1	$808,971,579	$876
Level 2	19,000,000	–
Level 3	–	–

Totals (Level 1,2,3)	$827,971,579	$876

*	Other Financial Instruments include Futures, Forwards, Written Options and Swap agreements.

Call Options Written	Number of Contracts	Exercise Price	Expiration Date	Value	Unrealized Gain/(Loss)
Best Buy Company, Inc.	241	$37.50	April 2009	($49,405)	($33,017)
BlackRock, Inc.	49	140.00	April 2009	(14,455)	11,900
CME Group, Inc.	76	270.00	April 2009	(38,760)	21,993
Total Call Options Written				($102,620)	$876

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Large Cap Growth Portfolio, is as follows:

Portfolio	Value December 31, 2008	Gross Purchases	Gross Sales	Shares Held at March 31, 2009	Value March 31, 2009	Income Earned January 1, 2009 - March 31, 2009
Money Market	$9,280,189	$35,791,100	$35,948,123	9,123,166	$9,123,166	$26,733
Thrivent Financial Securities Lending Trust	23,002,052	104,577,017	80,816,294	46,762,775	46,762,775	57,789
Total Value and Income Earned	32,282,241				55,885,941	84,522

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
77

Partner Growth Stock Portfolio

Schedule of Investments as of March 31, 2009

(unaudited)

Shares	Common Stock (96.7%)	Value
Consumer Discretionary (13.6%)
29,300	Amazon.com, Inc.[a]	$2,151,792
5,600	Apollo Group, Inc.[a]	438,648
4,400	AutoZone, Inc.[a]	715,528
5,900	Dollar Tree, Inc.[a]	262,845
17,109	Expedia, Inc.[a]	155,350
9,200	Lowe’s Companies, Inc.	167,900
6,500	McDonald’s Corporation	354,705
29,000	McGraw-Hill Companies, Inc.	663,230
10,000	NIKE, Inc.	468,900
2,200	Priceline.com, Inc.[a,b]	173,316
24,000	Shaw Communications, Inc.	363,600
8,000	TJX Companies, Inc.	205,120
14,500	Yum! Brands, Inc.	398,460

	Total Consumer Discretionary	6,519,394

Consumer Staples (10.2%)
9,600	Coca-Cola Company	421,920
10,100	Costco Wholesale Corporation[b]	467,832
20,537	CVS Caremark Corporation	564,562
8,724	Groupe Danone	424,524
14,563	Nestle SA	492,001
17,700	PepsiCo, Inc.	911,196
13,937	Procter & Gamble Company	656,294
10,400	SYSCO Corporation	237,120
13,600	Wal-Mart Stores, Inc.	708,560

	Total Consumer Staples	4,884,009

Energy (7.0%)
9,500	Cameron International Corporation[a]	208,335
3,100	Chevron Corporation	208,444
6,000	EOG Resources, Inc.	328,560
12,700	Exxon Mobil Corporation	864,870
4,700	Murphy Oil Corporation	210,419
400	Occidental Petroleum Corporation	22,260
18,900	Petroleo Brasileiro SA ADR	463,050
20,300	Schlumberger, Ltd.	824,586
10,800	Smith International, Inc.	231,984

	Total Energy	3,362,508

Financials (2.8%)
1,600	BlackRock, Inc.	208,064
9,400	Charles Schwab Corporation	145,700
4,100	Franklin Resources, Inc.	220,867
2,800	Goldman Sachs Group, Inc.	296,856
4,400	Northern Trust Corporation	263,208
7,300	Redecard SA	88,457
3,600	State Street Corporation	110,808

	Total Financials	1,333,960

Health Care (21.4%)
14,000	Allergan, Inc.	668,640
5,900	Amgen, Inc.[a]	292,168
7,800	Baxter International, Inc.	399,516
7,500	Becton, Dickinson and Company	504,300
6,700	Celgene Corporation[a]	297,480
13,700	Covidien, Ltd.	455,388
6,500	Dentsply International, Inc.	174,525
26,700	Elan Corporation plc ADR[a]	177,288
13,200	Express Scripts, Inc.[a]	609,444
33,700	Gilead Sciences, Inc.[a]	1,560,984

Shares	Common Stock (96.7%)	Value
Health Care (21.4%) - continued
400	Intuitive Surgical, Inc.[a]	$38,144
9,600	McKesson Corporation	336,384
35,500	Medco Health Solutions, Inc.[a]	1,467,570
28,000	Medtronic, Inc.	825,160
5,330	Novo Nordisk AS	255,549
10,200	St. Jude Medical, Inc.[a]	370,566
7,700	Stryker Corporation	262,108
6,600	Teva Pharmaceutical Industries, Ltd. ADR	297,330
12,900	WellPoint, Inc.[a]	489,813
19,000	Wyeth	817,760

	Total Health Care	10,300,117

Industrials (6.8%)
3,600	3M Company	178,992
30,400	Danaher Corporation	1,648,288
6,500	Deere & Company	213,655
12,400	Expeditors International of Washington, Inc.	350,796
5,100	Lockheed Martin Corporation	352,053
2,100	Union Pacific Corporation	86,331
8,600	United Parcel Service, Inc.	423,292

	Total Industrials	3,253,407

Information Technology (26.8%)
25,000	Accenture, Ltd.	687,250
20,800	Apple, Inc.[a]	2,186,496
18,900	Autodesk, Inc.[a]	317,709
16,800	Automatic Data Processing, Inc.	590,688
7,900	Broadcom Corporation[a]	157,842
43,100	Cisco Systems, Inc.[a]	722,787
11,300	Dolby Laboratories, Inc.[a]	385,443
18,300	EMC Corporation[a]	208,620
8,400	Fiserv, Inc.[a]	306,264
4,150	Google, Inc.[a]	1,444,449
24,500	Juniper Networks, Inc.[a]	368,970
42,900	Marvell Technology Group, Ltd.[a]	392,964
1,450	MasterCard, Inc.	242,846
12,700	McAfee, Inc.[a]	425,450
55,575	Microsoft Corporation	1,020,913
28,900	QUALCOMM, Inc.	1,124,499
10,400	Research in Motion, Ltd.[a]	447,928
5,000	Salesforce.com, Inc.[a,b]	163,650
44,000	Tencent Holdings, Ltd.	325,582
23,500	VeriSign, Inc.[a]	443,445
6,900	Visa, Inc.	383,640
43,300	Western Union Company	544,281

	Total Information Technology	12,891,716

Materials (2.9%)
800	Agnico-Eagle Mines, Ltd.	45,536
14,284	BHP Billiton, Ltd.	315,698
3,200	Monsanto Company	265,920
11,200	Praxair, Inc.	753,648

	Total Materials	1,380,802

Telecommunications Services (5.2%)
29,300	American Tower Corporation[a]	891,599
43,300	Crown Castle International Corporation[a]	883,753
7,900	Leap Wireless International, Inc.[a,b]	275,473

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
78

Partner Growth Stock Portfolio

Schedule of Investments as of March 31, 2009

(unaudited)

Shares	Common Stock (96.7%)	Value
Telecommunications Services (5.2%) - continued
26,200	MetroPCS Communications, Inc.[a]	$447,496

	Total Telecommunications Services	2,498,321

	Total Common Stock (cost $50,976,815)	46,424,234

Shares	Collateral Held for Securities Loaned (1.2%)	Value
556,700	Thrivent Financial Securities Lending Trust	556,700

	Total Collateral Held for Securities Loaned (cost $556,700)	556,700

Shares	Short-Term Investments (3.5%)	Value
1,693,368	Thrivent Money Market Portfolio	1,693,368

	Total Short-Term Investments (at amortized cost)	1,693,368

	Total Investments (cost $53,226,883) 101.4%	$48,674,302

	Other Assets and Liabilities, Net (1.4%)	(673,793)

	Total Net Assets 100.0%	$48,000,509

a	Non-income producing security.
b	All or a portion of the security is on loan.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$4,526,788
Gross unrealized depreciation	(9,079,369)

Net unrealized appreciation (depreciation)	$(4,552,581)

Cost for federal income tax purposes	$53,226,883

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2009, in valuing Partner Growth Stock Portfolio’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Fair Valuation Level	Investments in Securities	Other Financial Instruments*
Level 1	$46,772,491	$–
Level 2	1,901,811	–
Level 3	–	–

Totals (Level 1,2,3)	$48,674,302	$–

*	Other Financial Instruments include Futures, Forwards, Written Options and Swap agreements.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Growth Stock Portfolio , is as follows:

Portfolio	Value December 31, 2008	Gross Purchases	Gross Sales	Shares Held at March 31, 2009	Value March 31, 2009	Income Earned January 1, 2009 - March 31, 2009
Money Market	$1,223,771	$4,781,713	$4,312,116	1,693,368	$1,693,368	$3,524
Thrivent Financial Securities Lending Trust	779,005	3,685,943	3,908,248	556,700	556,700	950
Total Value and Income Earned	2,002,776				2,250,068	4,474

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
79

Large Cap Value Portfolio

Schedule of Investments as of March 31, 2009

(unaudited)

Shares	Common Stock (96.0%)	Value
Consumer Discretionary (13.0%)
73,650	Advance Auto Parts, Inc.	$3,025,542
149,900	BorgWarner, Inc.[a]	3,042,970
469,100	Comcast Corporation	6,398,524
140,150	Discovery Communications, Inc.[b]	2,245,203
523,200	Home Depot, Inc.	12,326,592
49,000	McDonald’s Corporation	2,673,930
399,600	McGraw-Hill Companies, Inc.	9,138,852
496,900	Pulte Homes, Inc.	5,431,117
123,300	SPDR S&P Homebuilders ETF[a]	1,309,446
187,500	Staples, Inc.	3,395,625
438,800	Time Warner, Inc.	8,468,840
189,700	Toll Brothers, Inc.[b]	3,444,952
202,000	Walt Disney Company	3,668,320
187,600	Whirlpool Corporation[a]	5,551,084
199,556	Winnebago Industries, Inc.[a]	1,059,642

	Total Consumer Discretionary	71,180,639

Consumer Staples (9.2%)
280,050	Altria Group, Inc.	4,486,401
235,750	CVS Caremark Corporation	6,480,767
89,650	General Mills, Inc.	4,471,742
118,550	Kimberly-Clark Corporation	5,466,341
331,850	Kraft Foods, Inc.	7,396,936
280,050	Philip Morris International, Inc.	9,964,179
131,700	Procter & Gamble Company	6,201,753
333,700	Tyson Foods, Inc.	3,133,443
54,100	Wal-Mart Stores, Inc.	2,818,610

	Total Consumer Staples	50,420,172

Energy (14.0%)
213,816	Chevron Corporation	14,376,988
247,808	ConocoPhillips	9,704,161
50,000	Devon Energy Corporation	2,234,500
67,800	EOG Resources, Inc.	3,712,728
268,849	Exxon Mobil Corporation	18,308,617
192,650	Halliburton Company	2,980,296
753,050	Nabors Industries, Ltd.[b]	7,522,969
116,200	Occidental Petroleum Corporation	6,466,530
67,100	Royal Dutch Shell plc ADR	2,972,530
64,500	Total SA ADR	3,164,370
59,000	Valero Energy Corporation	1,056,100
122,950	XTO Energy, Inc.	3,764,729

	Total Energy	76,264,518

Financials (17.4%)
153,600	ACE, Ltd.	6,205,440
384,550	Ameriprise Financial, Inc.	7,879,430
228,450	Capital One Financial Corporation	2,796,228
668,395	Citigroup, Inc.[a]	1,691,039
26,950	Everest Re Group, Ltd.	1,908,060
199,850	Fidelity National Financial, Inc.	3,899,074
32,400	Goldman Sachs Group, Inc.	3,435,048
33,765	Hartford Financial Services Group, Inc.[a]	265,055
399,352	Hudson City Bancorp, Inc.	4,668,425
685,302	J.P. Morgan Chase & Company	18,215,327
411,650	KeyCorp	3,239,686
108,800	MetLife, Inc.	2,477,376
154,000	Morgan Stanley	3,506,580
385,500	PHH Corporation[b]	5,416,275

Shares	Common Stock (96.0%)	Value
Financials (17.4%) - continued
98,350	Principal Financial Group, Inc.	$ 804,503
172,950	State Street Corporation	5,323,401
560,900	Synovus Financial Corporation[a]	1,822,925
100,300	T. Rowe Price Group, Inc.[a]	2,894,658
220,850	Travelers Companies, Inc.	8,975,344
336,184	Washington Federal, Inc.	4,467,885
371,177	Wells Fargo & Company	5,285,560

	Total Financials	95,177,319

Health Care (14.7%)
313,600	Abbott Laboratories	14,958,720
135,750	Baxter International, Inc.	6,953,115
740,550	Boston Scientific Corporation[b]	5,887,373
360,500	Bristol-Myers Squibb Company	7,902,160
62,250	iShares Nasdaq Biotechnology Index Fund[a]	4,130,287
220,975	Johnson & Johnson	11,623,285
168,400	McKesson Corporation	5,900,736
119,250	Merck & Company, Inc.	3,189,938
501,800	Pfizer, Inc.	6,834,516
261,100	Schering-Plough Corporation	6,148,905
180,400	WellPoint, Inc.[b]	6,849,788

	Total Health Care	80,378,823

Industrials (7.8%)
171,350	AMR Corporation[b]	546,607
93,450	Canadian Pacific Railway, Ltd.	2,768,924
62,350	Caterpillar, Inc.	1,743,306
108,600	Eaton Corporation	4,002,996
107,450	FedEx Corporation	4,780,450
704,100	General Electric Company	7,118,451
181,350	Illinois Tool Works, Inc.	5,594,647
88,100	Navistar International Corporation[b]	2,947,826
161,650	Republic Services, Inc.	2,772,297
201,700	Tyco International, Ltd.	3,945,252
148,850	United Technologies Corporation	6,397,573

	Total Industrials	42,618,329

Information Technology (8.0%)
98,600	Accenture, Ltd.	2,710,514
245,600	Automatic Data Processing, Inc.	8,635,296
56,500	F5 Networks, Inc.[b]	1,183,675
60,050	International Business Machines Corporation	5,818,244
145,900	Lam Research Corporation[b]	3,322,143
135,740	Nokia Oyj ADR[a]	1,584,086
193,500	Oracle Corporation[b]	3,496,545
824,300	Taiwan Semiconductor Manufacturing Company, Ltd. ADR	7,377,485
1,204,750	Teradyne, Inc.[b]	5,276,805
261,000	Texas Instruments, Inc.	4,309,110

	Total Information Technology	43,713,903

Materials (3.4%)
218,100	E.I. du Pont de Nemours and Company	4,870,173
88,100	Praxair, Inc.	5,928,249
234,450	Rockwood Holdings, Inc.[b]	1,861,533
220,850	Sealed Air Corporation	3,047,730

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
80

Large Cap Value Portfolio

Schedule of Investments as of March 31, 2009

(unaudited)

Shares	Common Stock (96.0%)	Value
Materials (3.4%) - continued
109,300	Weyerhaeuser Company	$3,013,401

	Total Materials	18,721,086

Telecommunications Services (5.3%)
637,923	AT&T, Inc.	16,075,660
283,000	TW Telecom, Inc.[b]	2,476,250
338,305	Verizon Communications, Inc.	10,216,811

	Total Telecommunications Services	28,768,721

Utilities (3.2%)
75,550	Entergy Corporation	5,144,199
133,550	FirstEnergy Corporation	5,155,030
83,350	FPL Group, Inc.	4,228,346
153,250	Xcel Energy, Inc.	2,855,048

	Total Utilities	17,382,623

	Total Common Stock (cost $714,923,087)	524,626,133

Shares	Collateral Held for Securities Loaned (4.0%)	Value
22,023,050	Thrivent Financial Securities Lending Trust	22,023,050

	Total Collateral Held for Securities Loaned (cost $22,023,050)	22,023,050

Shares or Principal Amount	Short-Term Investments (3.1%)[c]	Value
	Jupiter Securitization Company, LLC
13,000,000	0.250%, 4/1/2009[d]	13,000,000
3,789,828	Thrivent Money Market Portfolio	3,789,828

	Total Short-Term Investments (at amortized cost)	16,789,828

	Total Investments (cost $753,735,965) 103.1%	$563,439,011

	Other Assets and Liabilities, Net (3.1%)	(17,057,641)

	Total Net Assets 100.0%	$546,381,370

a	All or a portion of the security is on loan.
b	Non-income producing security.
c	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.
d

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of March 31, 2009, the value of these investments was $13,000,000 or 2.4% of total net assets.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	-	Exchange Traded Fund.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$19,370,676
Gross unrealized depreciation	(209,667,630)

Net unrealized appreciation (depreciation)	$(190,296,954)

Cost for federal income tax purposes	$753,735,965

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2009, in valuing Large Cap Value Portfolio’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Fair Valuation Level	Investments in Securities	Other Financial Instruments*
Level 1	$550,439,011	$–
Level 2	13,000,000	–
Level 3	–	–

Totals (Level 1,2,3)	$563,439,011	$–

*	Other Financial Instruments include Futures, Forwards, Written Options and Swap agreements.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Large Cap Value Portfolio , is as follows:

Portfolio	Value December 31, 2008	Gross Purchases	Gross Sales	Shares Held at March 31, 2009	Value March 31, 2009	Income Earned January 1, 2009 - March 31, 2009
Money Market	$16,598,217	$30,590,050	$43,398,439	3,789,828	$3,789,828	$23,366
Thrivent Financial Securities Lending Trust	11,994,350	82,187,490	72,158,790	22,023,050	22,023,050	26,612
Total Value and Income Earned	28,592,567				25,812,878	49,978

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
81

Large Cap Stock Portfolio

Schedule of Investments as of March 31, 2009

(unaudited)

Shares	Common Stock (92.7%)	Value
Consumer Discretionary (10.3%)
24,450	Advance Auto Parts, Inc.	$1,004,406
58,050	Amazon.com, Inc.[a]	4,263,192
8,600	Apollo Group, Inc.[a]	673,638
48,550	Best Buy Company, Inc.[b]	1,842,958
49,800	BorgWarner, Inc.[c]	1,010,940
269,582	Comcast Corporation	3,677,098
46,550	Discovery Communications, Inc.[a]	745,731
50,000	Goodyear Tire & Rubber Company[a]	313,000
52,700	Guess ?, Inc.	1,110,916
286,150	Home Depot, Inc.	6,741,694
86,200	Lowe’s Companies, Inc.	1,573,150
82,100	McDonald’s Corporation	4,480,197
163,150	McGraw-Hill Companies, Inc.	3,731,241
165,100	Pulte Homes, Inc.	1,804,543
171,100	SPDR S&P Homebuilders ETF[c]	1,817,082
63,650	Staples, Inc.	1,152,701
157,150	Starwood Hotels & Resorts Worldwide, Inc.	1,995,805
138,716	Time Warner, Inc.	2,677,219
64,650	Toll Brothers, Inc.[a]	1,174,044
62,900	Whirlpool Corporation[c]	1,861,211
34,700	Williams-Sonoma, Inc.[c]	349,776
66,054	Winnebago Industries, Inc.	350,747

	Total Consumer Discretionary	44,351,289

Consumer Staples (8.8%)
143,731	Altria Group, Inc.	2,302,571
53,300	Colgate-Palmolive Company	3,143,634
33,700	Costco Wholesale Corporation	1,560,984
80,350	CVS Caremark Corporation	2,208,821
60,077	General Mills, Inc.	2,996,641
8,125	J.M. Smucker Company	302,819
40,400	Kimberly-Clark Corporation	1,862,844
138,746	Kraft Foods, Inc.	3,092,648
26,700	Molson Coors Brewing Company	915,276
75,600	PepsiCo, Inc.	3,891,888
101,931	Philip Morris International, Inc.	3,626,705
102,678	Procter & Gamble Company	4,835,107
111,450	Tyson Foods, Inc.	1,046,515
118,350	Wal-Mart Stores, Inc.	6,166,035

	Total Consumer Staples	37,952,488

Energy (12.8%)
60,900	Chevron Corporation	4,094,916
207,230	ConocoPhillips[d]	8,115,127
17,100	CONSOL Energy, Inc.	431,604
44,850	Devon Energy Corporation	2,004,346
22,700	EOG Resources, Inc.	1,243,052
239,765	Exxon Mobil Corporation	16,327,996
145,900	Halliburton Company	2,257,073
77,450	Hess Corporation	4,197,790
255,700	Nabors Industries, Ltd.[a]	2,554,443
12,300	Noble Energy, Inc.	662,724
39,850	Occidental Petroleum Corporation	2,217,652
39,450	Petroleo Brasileiro SA ADR	1,202,042
22,700	Royal Dutch Shell plc ADR	1,005,610
21,129	Total SA ADR	1,036,589
48,490	Transocean, Ltd.[a]	2,853,152
20,000	Valero Energy Corporation	358,000
134,500	Weatherford International, Ltd.[a]	1,488,915

Shares	Common Stock (92.7%)	Value
Energy (12.8%) - continued
98,850	XTO Energy, Inc.	$3,026,787

	Total Energy	55,077,818

Financials (12.1%)
52,350	ACE, Ltd.	2,114,940
6,900	Allstate Corporation	132,135
20,000	American Express Company	272,600
166,620	Ameriprise Financial, Inc.	3,414,044
161,903	Bank of America Corporation	1,104,178
33,400	Bank of New York Mellon Corporation	943,550
5,900	BlackRock, Inc.[b]	767,236
77,400	Capital One Financial Corporation	947,376
242,574	Citigroup, Inc.[c]	613,712
7,600	CME Group, Inc.[b]	1,872,564
65,950	Fidelity National Financial, Inc.	1,286,685
35,000	Goldman Sachs Group, Inc.	3,710,700
137,750	Hudson City Bancorp, Inc.	1,610,297
343,758	J.P. Morgan Chase & Company	9,137,088
221,950	KeyCorp	1,746,747
41,400	Loews Corporation	914,940
36,300	Marshall & Ilsley Corporation[c]	204,369
84,850	MetLife, Inc.	1,932,034
101,100	Morgan Stanley	2,302,047
33,950	Nasdaq OMX Group, Inc.[a]	664,741
127,350	PHH Corporation[a]	1,789,268
33,594	Principal Financial Group, Inc.[c]	274,799
33,958	Prudential Financial, Inc.	645,881
8,987	Reinsurance Group of America, Inc.	291,089
57,150	State Street Corporation	1,759,077
239,950	Synovus Financial Corporation[c]	779,837
33,300	T. Rowe Price Group, Inc.[c]	961,038
130,450	TD Ameritrade Holding Corporation[a]	1,801,514
72,806	Travelers Companies, Inc.	2,958,836
110,050	Washington Federal, Inc.	1,462,565
204,504	Wells Fargo & Company	2,912,137
46,900	Willis Group Holdings, Ltd.	1,031,800

	Total Financials	52,359,824

Health Care (16.0%)
232,209	Abbott Laboratories	11,076,369
39,211	Aetna, Inc.	954,004
8,100	Alcon, Inc.	736,371
21,700	Allergan, Inc.	1,036,392
111,983	Baxter International, Inc.	5,735,769
262,600	Boston Scientific Corporation[a]	2,087,670
122,350	Bristol-Myers Squibb Company	2,681,912
31,300	Celgene Corporation[a]	1,389,720
58,000	Express Scripts, Inc.[a]	2,677,860
170,990	Gilead Sciences, Inc.[a]	7,920,257
21,000	iShares Nasdaq Biotechnology Index Fund[c]	1,393,350
208,475	Johnson & Johnson	10,965,785
55,944	McKesson Corporation	1,960,278
168,115	Pfizer, Inc.	2,289,726
178,000	Schering-Plough Corporation	4,191,900
47,220	St. Jude Medical, Inc.[a]	1,715,503
72,400	Teva Pharmaceutical Industries, Ltd. ADR	3,261,620
77,772	Thermo Fisher Scientific, Inc.[a]	2,774,127

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
82

Large Cap Stock Portfolio

Schedule of Investments as of March 31, 2009

(unaudited)

Shares	Common Stock (92.7%)	Value
Health Care (16.0%) - continued
108,464	WellPoint, Inc.[a]	$4,118,378

	Total Health Care	68,966,991

Industrials (6.7%)
57,550	AMR Corporation[a]	183,585
33,200	Canadian Pacific Railway, Ltd.	983,716
33,291	Caterpillar, Inc.	930,816
51,632	Danaher Corporation	2,799,487
358,699	Delta Air Lines, Inc.[a]	2,019,475
37,200	Eaton Corporation	1,371,192
35,750	FedEx Corporation	1,590,518
407,139	General Electric Company	4,116,175
66,400	Honeywell International, Inc.	1,849,904
60,250	Illinois Tool Works, Inc.	1,858,712
13,200	Lockheed Martin Corporation	911,196
30,000	Navistar International Corporation[a]	1,003,800
37,700	Raytheon Company	1,468,038
53,650	Republic Services, Inc.	920,097
67,800	Tyco International, Ltd.	1,326,168
43,242	Union Pacific Corporation	1,777,679
78,368	United Technologies Corporation	3,368,257
36,700	Werner Enterprises, Inc.	554,904

	Total Industrials	29,033,719

Information Technology (15.9%)
32,806	Accenture, Ltd.	901,837
134,950	Activision Blizzard, Inc.[a]	1,411,577
55,024	Apple, Inc.[a]	5,784,123
86,700	Automatic Data Processing, Inc.	3,048,372
155,200	CIENA Corporation[a,c]	1,207,456
227,230	Cisco Systems, Inc.[a]	3,810,647
78,650	Corning, Inc.	1,043,685
43,900	Data Domain, Inc.[a,c]	551,823
88,050	Dell, Inc.[a]	834,714
137,150	EMC Corporation[a]	1,563,510
19,200	F5 Networks, Inc.[a,c]	402,240
16,071	Google, Inc.[a]	5,593,672
64,300	Hewlett-Packard Company	2,061,458
167,992	Intel Corporation	2,528,280
53,358	International Business Machines Corporation	5,169,857
50,200	Lam Research Corporation[a]	1,143,054
117,550	Marvell Technology Group, Ltd.[a]	1,076,758
13,950	MasterCard, Inc.[c]	2,336,346
41,600	Maxim Integrated Products, Inc.	549,536
325,670	Micron Technology, Inc.[a,c]	1,322,220
263,450	Microsoft Corporation	4,839,577
231,638	Oracle Corporation[a]	4,185,699
159,764	QUALCOMM, Inc.	6,216,417
26,550	Research in Motion, Ltd.[a]	1,143,508
62,250	SanDisk Corporation[a]	787,462
104,800	Symantec Corporation[a]	1,565,712
359,150	Taiwan Semiconductor Manufacturing Company, Ltd. ADR	3,214,393
397,650	Teradyne, Inc.[a]	1,741,707
88,950	Texas Instruments, Inc.	1,468,565
17,000	Visa, Inc.	945,200

	Total Information Technology	68,449,405

Shares	Common Stock (92.7%)	Value
Materials (3.9%)
18,000	Air Products and Chemicals, Inc.	$1,012,500
73,357	E.I. du Pont de Nemours and Company	1,638,062
76,113	Monsanto Company	6,324,990
45,800	Mosaic Company	1,922,684
30,859	Praxair, Inc.	2,076,502
79,950	Rockwood Holdings, Inc.[a]	634,803
73,300	Sealed Air Corporation	1,011,540
131,000	Steel Dynamics, Inc.	1,154,110
36,550	Weyerhaeuser Company	1,007,684

	Total Materials	16,782,875

Telecommunications Services (3.4%)
72,650	American Tower Corporation[a]	2,210,740
226,650	AT&T, Inc.	5,711,580
396,600	Qwest Communications International, Inc.[c]	1,356,372
198,826	TW Telecom, Inc.[a]	1,739,727
124,000	Verizon Communications, Inc.	3,744,800

	Total Telecommunications Services	14,763,219

Utilities (2.8%)
39,500	DTE Energy Company	1,094,150
27,700	FPL Group, Inc.	1,405,221
279,682	Southern Company	8,563,863
50,900	Xcel Energy, Inc.	948,267

	Total Utilities	12,011,501

	Total Common Stock (cost $482,810,795)	399,749,129

Shares	Collateral Held for Securities Loaned (3.4%)	Value
14,468,557	Thrivent Financial Securities Lending Trust	14,468,557

	Total Collateral Held for Securities Loaned (cost $14,468,557)	14,468,557

Shares or Principal Amount	Short-Term Investments (7.6%)[e]	Value
	BNP Paribas Financial
9,525,000	0.270%, 4/1/2009[f]	9,525,000
	Federal National Mortgage Association Discount Notes
1,350,000	0.376%, 5/14/2009[d]	1,349,416
22,077,254	Thrivent Money Market Portfolio	22,077,254

	Total Short-Term Investments (at amortized cost)	32,951,670

	Total Investments (cost $530,231,022) 103.7%	$447,169,356

	Other Assets and Liabilities, Net (3.7%)	(16,091,223)

	Total Net Assets 100.0%	$431,078,133

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
83

Large Cap Stock Portfolio

Schedule of Investments as of March 31, 2009

(unaudited)

a	Non-income producing security.
b	All or a portion of the security was earmarked to cover options.
c	All or a portion of the security is on loan.
d	At March 31, 2009, $3,699,016 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
e	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.
f	All or a portion of the security is insured or guaranteed.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	-	Exchange Traded Fund.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$21,677,166
Gross unrealized depreciation	(104,738,832)

Net unrealized appreciation (depreciation)	$(83,061,666)

Cost for federal income tax purposes	$530,231,022

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2009, in valuing Large Cap Stock Portfolio’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Fair Valuation Level	Investments in Securities	Other Financial Instruments*
Level 1	$436,294,940	$2,086,924
Level 2	10,874,416	–
Level 3	–	–

Totals (Level 1,2,3)	$447,169,356	$2,086,924

*	Other Financial Instruments include Futures, Forwards, Written Options and Swap agreements.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
S&P 500 Index Futures	100	June 2009	$17,783,240	$19,870,000	$2,086,760
Total Futures Contracts					$2,086,760

Call Options Written	Number of Contracts	Exercise Price	Expiration Date	Value	Unrealized Gain/(Loss)
Best Buy Company, Inc.	94	$37.50	April 2009	($19,270)	($12,878)
BlackRock, Inc.	12	140.00	April 2009	(3,540)	2,914
CME Group, Inc.	35	270.00	April 2009	(17,850)	10,128
Total Call Options Written				($40,660)	$164

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Large Cap Stock Portfolio , is as follows:

Portfolio	Value December 31, 2008	Gross Purchases	Gross Sales	Shares Held at March 31, 2009	Value March 31, 2009	Income Earned January 1, 2009 - March 31, 2009
Money Market	$23,020,086	$96,012,656	$96,955,488	22,077,254	$22,077,254	$53,932
Thrivent Financial Securities Lending Trust	9,071,777	31,870,986	26,474,206	14,468,557	14,468,557	13,119
Total Value and Income Earned	32,091,863				36,545,811	67,051

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
84

Large Cap Index Portfolio

Schedule of Investments as of March 31, 2009

(unaudited)

Shares	Common Stock (99.2%)	Value
Consumer Discretionary (8.7%)
3,400	Abercrombie & Fitch Company[a]	$80,920
12,200	Amazon.com, Inc.[b]	895,968
4,000	Apollo Group, Inc.[b]	313,320
4,200	AutoNation, Inc.[b]	58,296
1,500	AutoZone, Inc.[b]	243,930
9,900	Bed Bath & Beyond, Inc.[b]	245,025
12,925	Best Buy Company, Inc.	490,633
3,200	Big Lots, Inc.[b]	66,496
2,300	Black & Decker Corporation	72,588
16,700	Carnival Corporation	360,720
25,972	CBS Corporation	99,732
4,800	Centex Corporation	36,000
12,300	Coach, Inc.[b]	205,410
109,915	Comcast Corporation	1,499,241
10,500	D.R. Horton, Inc.	101,850
5,250	Darden Restaurants, Inc.	179,865
20,300	DIRECTV Group, Inc.[a,b]	462,637
10,300	Eastman Kodak Company	39,140
8,000	Expedia, Inc.[b]	72,640
5,400	Family Dollar Stores, Inc.	180,198
91,411	Ford Motor Company[a,b]	240,411
5,800	Fortune Brands, Inc.	142,390
6,200	GameStop Corporation[b]	173,724
8,700	Gannett Company, Inc.[a]	19,140
17,762	Gap, Inc.	230,728
23,300	General Motors Corporation[a]	45,202
6,100	Genuine Parts Company	182,146
9,200	Goodyear Tire & Rubber Company[b]	57,592
12,900	H&R Block, Inc.	234,651
8,900	Harley-Davidson, Inc.[a]	119,171
2,300	Harman International Industries, Inc.	31,119
4,750	Hasbro, Inc.	119,083
64,700	Home Depot, Inc.	1,524,332
11,300	International Game Technology	104,186
18,167	Interpublic Group of Companies, Inc.[b]	74,848
8,500	J.C. Penney Company, Inc.	170,595
22,600	Johnson Controls, Inc.	271,200
2,900	KB Home	38,222
11,600	Kohl’s Corporation[b]	490,912
6,000	Leggett & Platt, Inc.	77,940
5,400	Lennar Corporation	40,554
10,304	Limited Brands, Inc.	89,645
55,900	Lowe’s Companies, Inc.	1,020,175
15,968	Macy’s, Inc	142,115
11,200	Marriott International, Inc.[a]	183,232
13,650	Mattel, Inc.	157,385
42,500	McDonald’s Corporation	2,319,225
12,000	McGraw-Hill Companies, Inc.	274,440
1,400	Meredith Corporation	23,296
4,500	New York Times Company[a]	20,340
10,573	Newell Rubbermaid, Inc.	67,456
87,800	News Corporation	581,236
14,800	NIKE, Inc.	693,972
6,100	Nordstrom, Inc.[a]	102,175
10,500	Office Depot, Inc.[b]	13,755
11,900	Omnicom Group, Inc.	278,460
5,100	O’Reilly Automotive, Inc.[b]	178,551
2,200	Polo Ralph Lauren Corporation	92,950
8,200	Pulte Homes, Inc.	89,626
4,800	RadioShack Corporation	41,136
3,500	Scripps Networks Interactive	78,785

Shares	Common Stock (99.2%)	Value
Consumer Discretionary (8.7%) - continued
2,132	Sears Holdings Corporation[a,b]	$97,454
3,800	Sherwin-Williams Company	197,486
2,200	Snap-On, Inc.	55,220
3,100	Stanley Works	90,272
27,175	Staples, Inc.	492,139
28,000	Starbucks Corporation[b]	311,080
7,000	Starwood Hotels & Resorts Worldwide, Inc.	88,900
28,700	Target Corporation	986,993
4,700	Tiffany & Company	101,332
13,458	Time Warner Cable, Inc.	333,758
45,650	Time Warner, Inc.	881,045
15,900	TJX Companies, Inc.	407,676
3,400	VF Corporation	194,174
23,172	Viacom, Inc.[b]	402,729
70,847	Walt Disney Company	1,286,582
270	Washington Post Company	96,417
2,857	Whirlpool Corporation[a]	84,539
6,772	Wyndham Worldwide Corporation	28,442
2,500	Wynn Resorts, Ltd.[a,b]	49,925
17,580	Yum! Brands, Inc.	483,098

	Total Consumer Discretionary	23,209,971

Consumer Staples (12.7%)
78,800	Altria Group, Inc.	1,262,376
24,468	Archer-Daniels-Midland Company	679,721
16,200	Avon Products, Inc.	311,526
3,825	Brown-Forman Corporation	148,525
7,900	Campbell Soup Company	216,144
5,300	Clorox Company	272,844
76,000	Coca-Cola Company	3,340,200
12,100	Coca-Cola Enterprises, Inc.	159,599
19,200	Colgate-Palmolive Company	1,132,416
17,100	ConAgra Foods, Inc.	288,477
7,500	Constellation Brands, Inc.[b]	89,250
16,500	Costco Wholesale Corporation	764,280
55,544	CVS Caremark Corporation	1,526,904
5,900	Dean Foods Company[b]	106,672
9,700	Dr. Pepper Snapple Group, Inc.[b]	164,027
4,500	Estee Lauder Companies, Inc.	110,925
12,600	General Mills, Inc.	628,488
12,000	H.J. Heinz Company	396,720
6,400	Hershey Company	222,400
2,700	Hormel Foods Corporation	85,617
4,551	J.M. Smucker Company	169,616
9,600	Kellogg Company	351,648
15,792	Kimberly-Clark Corporation	728,169
56,052	Kraft Foods, Inc.	1,249,399
24,900	Kroger Company	528,378
6,400	Lorillard, Inc.	395,136
5,000	McCormick & Company, Inc.	147,850
5,700	Molson Coors Brewing Company	195,396
5,200	Pepsi Bottling Group, Inc.	115,128
59,370	PepsiCo, Inc.	3,056,368
76,600	Philip Morris International, Inc.	2,725,428
111,938	Procter & Gamble Company	5,271,160
6,500	Reynolds American, Inc.	232,960
16,400	Safeway, Inc.	331,116
26,600	Sara Lee Corporation	214,928
8,081	SUPERVALU, Inc.	115,397

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
85

Large Cap Index Portfolio

Schedule of Investments as of March 31, 2009

(unaudited)

Shares	Common Stock (99.2%)	Value
Consumer Staples (12.7%) - continued
22,600	SYSCO Corporation	$515,280
11,600	Tyson Foods, Inc.	108,924
37,600	Walgreen Company	976,096
85,300	Wal-Mart Stores, Inc.	4,444,130
5,400	Whole Foods Market, Inc.[a]	90,720

	Total Consumer Staples	33,870,338

Energy (12.9%)
17,472	Anadarko Petroleum Corporation	679,486
12,720	Apache Corporation	815,225
11,800	Baker Hughes, Inc.	336,890
11,200	BJ Services Company	111,440
4,000	Cabot Oil & Gas Corporation	94,280
8,300	Cameron International Corporation[b]	182,019
21,400	Chesapeake Energy Corporation	365,084
76,596	Chevron Corporation	5,150,315
56,549	ConocoPhillips	2,214,459
6,900	CONSOL Energy, Inc.	174,156
16,900	Devon Energy Corporation	755,261
2,700	Diamond Offshore Drilling, Inc.	169,722
26,718	El Paso Corporation	166,987
5,400	ENSCO International, Inc.	142,560
9,500	EOG Resources, Inc.	520,220
188,708	Exxon Mobil Corporation	12,851,015
34,200	Halliburton Company	529,074
10,800	Hess Corporation	585,360
26,968	Marathon Oil Corporation	708,989
3,300	Massey Energy Company	33,396
7,300	Murphy Oil Corporation	326,821
10,900	Nabors Industries, Ltd.[b]	108,891
15,900	National Oilwell Varco, Inc.[b]	456,489
6,600	Noble Energy, Inc.	355,608
30,900	Occidental Petroleum Corporation	1,719,585
10,200	Peabody Energy Corporation	255,408
4,500	Pioneer Natural Resources Company	74,115
6,000	Range Resources Corporation	246,960
4,400	Rowan Companies, Inc.	52,668
45,600	Schlumberger, Ltd.	1,852,272
8,400	Smith International, Inc.	180,432
13,100	Southwestern Energy Company[b]	388,939
24,504	Spectra Energy Corporation	346,486
4,500	Sunoco, Inc.	119,160
5,300	Tesoro Petroleum Corporation	71,391
19,700	Valero Energy Corporation	352,630
22,100	Williams Companies, Inc.	251,498
22,050	XTO Energy, Inc.	675,171

	Total Energy	34,420,462

Financials (10.7%)
17,800	AFLAC, Inc.	344,608
20,382	Allstate Corporation	390,315
44,700	American Express Company	609,261
102,740	American International Group, Inc.	102,740
8,300	Ameriprise Financial, Inc.	170,067
10,425	Aon Corporation	425,548
4,536	Apartment Investment & Management Company	24,857
4,500	Assurant, Inc.	98,010
3,001	AvalonBay Communities, Inc.[a]	141,227
244,410	Bank of America Corporation	1,666,876

Shares	Common Stock (99.2%)	Value
Financials (10.7%) - continued
43,852	Bank of New York Mellon Corporation	$1,238,819
21,300	BB&T Corporation[a]	360,396
4,600	Boston Properties, Inc.	161,138
14,873	Capital One Financial Corporation	182,046
8,500	CB Richard Ellis Group, Inc.[b]	34,255
35,725	Charles Schwab Corporation	553,738
13,500	Chubb Corporation	571,320
6,238	Cincinnati Financial Corporation	142,663
14,800	CIT Group, Inc.	42,180
209,039	Citigroup, Inc.[a]	528,869
2,500	CME Group, Inc.	615,975
5,750	Comerica, Inc.	105,282
18,325	Discover Financial Services	115,631
21,800	E*TRADE Financial Corporation[a,b]	27,904
10,400	Equity Residential REIT	190,840
3,400	Federated Investors, Inc.	75,684
21,994	Fifth Third Bancorp[a]	64,222
8,101	First Horizon National Corporation	87,005
5,800	Franklin Resources, Inc.	312,446
16,500	Genworth Financial, Inc.	31,350
17,600	Goldman Sachs Group, Inc.	1,865,952
12,400	Hartford Financial Services Group, Inc.[a]	97,340
9,700	Health Care Property Investors, Inc.[a]	173,145
4,200	Health Care REIT, Inc.	128,478
20,000	Host Marriott Corporation	78,400
19,900	Hudson City Bancorp, Inc.	232,631
13,971	Huntington Bancshares, Inc.[a]	23,192
2,700	IntercontinentalExchange, Inc.[b]	201,069
14,500	Invesco, Ltd.	200,970
143,448	J.P. Morgan Chase & Company	3,812,848
6,100	Janus Capital Group, Inc.	40,565
18,800	KeyCorp	147,956
8,900	Kimco Realty Corporation[a]	67,818
5,500	Legg Mason, Inc.	87,450
6,900	Leucadia National Corporation[a,b]	102,741
9,694	Lincoln National Corporation	64,853
13,700	Loews Corporation	302,770
3,000	M&T Bank Corporation[a]	135,720
19,600	Marsh & McLennan Companies, Inc.	396,900
10,100	Marshall & Ilsley Corporation	56,863
6,550	MBIA, Inc.[a,b]	29,999
31,232	MetLife, Inc.	711,153
7,300	Moody’s Corporation	167,316
40,950	Morgan Stanley	932,431
5,200	Nasdaq OMX Group, Inc.[b]	101,816
8,500	Northern Trust Corporation	508,470
9,900	NYSE Euronext	177,210
13,300	People’s United Financial, Inc.	239,001
6,400	Plum Creek Timber Company, Inc.	186,048
16,314	PNC Financial Services Group, Inc.	477,837
9,900	Principal Financial Group, Inc.	80,982
25,800	Progressive Corporation[b]	346,752
10,200	ProLogis Trust[a]	66,300
16,100	Prudential Financial, Inc.	306,222
4,800	Public Storage, Inc.	265,200
26,477	Regions Financial Corporation	112,792

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
86

Large Cap Index Portfolio

Schedule of Investments as of March 31, 2009

(unaudited)

Shares	Common Stock (99.2%)	Value
Financials (10.7%) - continued
9,608	Simon Property Group, Inc.	$332,821
17,800	SLM Corporation[b]	88,110
16,500	State Street Corporation	507,870
13,600	SunTrust Banks, Inc.	159,664
9,868	T. Rowe Price Group, Inc.	284,790
3,300	Torchmark Corporation	86,559
22,281	Travelers Companies, Inc.	905,500
66,985	U.S. Bancorp	978,651
12,624	UnumProvident Corporation	157,800
5,500	Ventas, Inc.	124,355
5,459	Vornado Realty Trust	181,457
161,740	Wells Fargo & Company	2,303,178
13,000	XL Capital, Ltd.	70,980
4,400	Zions Bancorporation[a]	43,252

	Total Financials	28,567,449

Health Care (15.2%)
59,000	Abbott Laboratories	2,814,300
17,396	Aetna, Inc.	423,245
11,700	Allergan, Inc.	558,792
5,900	AmerisourceBergen Corporation	192,694
39,540	Amgen, Inc.[b]	1,958,021
23,500	Baxter International, Inc.	1,203,670
9,200	Becton, Dickinson and Company	618,608
11,300	Biogen Idec, Inc.[b]	592,346
57,350	Boston Scientific Corporation[b]	455,932
75,500	Bristol-Myers Squibb Company	1,654,960
3,800	C.R. Bard, Inc.	302,936
13,675	Cardinal Health, Inc.	430,489
17,500	Celgene Corporation[b]	777,000
2,700	Cephalon, Inc.[a,b]	183,870
10,400	CIGNA Corporation	182,936
5,700	Coventry Health Care, Inc.[b]	73,758
19,176	Covidien, Ltd.	637,410
4,000	DaVita, Inc.[b]	175,800
5,700	Dentsply International, Inc.	153,045
38,600	Eli Lilly and Company	1,289,626
9,400	Express Scripts, Inc.[b]	433,998
11,500	Forest Laboratories, Inc.[b]	252,540
10,300	Genzyme Corporation[b]	611,717
34,800	Gilead Sciences, Inc.[b]	1,611,936
6,080	Hospira, Inc.[b]	187,629
6,400	Humana, Inc.[b]	166,912
7,000	IMS Health, Inc.	87,290
1,500	Intuitive Surgical, Inc.[a,b]	143,040
105,640	Johnson & Johnson	5,556,664
9,400	King Pharmaceuticals, Inc.[b]	66,458
4,200	Laboratory Corporation of America Holdings[a,b]	245,658
6,643	Life Technologies Corporation[b]	215,764
10,442	McKesson Corporation	365,888
18,786	Medco Health Solutions, Inc.[b]	776,613
42,700	Medtronic, Inc.	1,258,369
80,400	Merck & Company, Inc.	2,150,700
2,200	Millipore Corporation[b]	126,302
11,700	Mylan Laboratories, Inc.[a,b]	156,897
3,500	Patterson Companies, Inc.[b]	66,010
4,500	PerkinElmer, Inc.	57,465
257,453	Pfizer, Inc.	3,506,510
6,000	Quest Diagnostics, Inc.	284,880
62,100	Schering-Plough Corporation	1,462,455
13,184	St. Jude Medical, Inc.[b]	478,975
9,100	Stryker Corporation	309,764
15,900	Tenet Healthcare Corporation[b]	18,444

Shares	Common Stock (99.2%)	Value
Health Care (15.2%) - continued
15,900	Thermo Fisher Scientific, Inc.[b]	$567,153
46,400	UnitedHealth Group, Inc.[a]	971,152
4,800	Varian Medical Systems, Inc.[b]	146,112
3,800	Waters Corporation[b]	140,410
4,000	Watson Pharmaceuticals, Inc.[b]	124,440
19,100	WellPoint, Inc.[b]	725,227
50,800	Wyeth	2,186,432
8,550	Zimmer Holdings, Inc.[b]	312,075

	Total Health Care	40,451,317

Industrials (9.6%)
26,400	3M Company	1,312,608
4,300	Avery Dennison Corporation	96,062
27,760	Boeing Company	987,701
10,592	Burlington Northern Santa Fe Corporation	637,109
6,500	C.H. Robinson Worldwide, Inc.	296,465
22,900	Caterpillar, Inc.	640,284
5,100	Cintas Corporation	126,072
6,400	Cooper Industries, Ltd.	165,504
15,200	CSX Corporation	392,920
7,700	Cummins, Inc.	195,965
9,800	Danaher Corporation	531,356
16,200	Deere & Company	532,494
7,100	Dover Corporation	187,298
2,100	Dun & Bradstreet Corporation	161,700
6,300	Eaton Corporation	232,218
28,900	Emerson Electric Company	825,962
4,900	Equifax, Inc.	119,805
8,100	Expeditors International of Washington, Inc.	229,149
5,000	Fastenal Company[a]	160,775
11,860	FedEx Corporation	527,651
2,200	Flowserve Corporation	123,464
6,900	Fluor Corporation	238,395
14,800	General Dynamics Corporation	615,532
403,200	General Electric Company	4,076,352
4,700	Goodrich Corporation	178,083
28,075	Honeywell International, Inc.	782,170
14,700	Illinois Tool Works, Inc.	453,495
12,171	Ingersoll-Rand Company	167,960
6,900	Iron Mountain, Inc.[b]	152,973
7,000	ITT Corporation	269,290
4,700	Jacobs Engineering Group, Inc.[b]	181,702
4,600	L-3 Communications Holdings, Inc.	311,880
12,600	Lockheed Martin Corporation	869,778
5,000	Manitowoc Company, Inc.	16,350
13,800	Masco Corporation	96,324
4,800	Monster Worldwide, Inc.[b]	39,120
14,000	Norfolk Southern Corporation	472,500
12,498	Northrop Grumman Corporation	545,413
13,837	PACCAR, Inc.[a]	356,441
4,500	Pall Corporation	91,935
6,175	Parker-Hannifin Corporation	209,826
7,900	Pitney Bowes, Inc.	184,465
5,300	Precision Castparts Corporation	317,470
7,900	R.R. Donnelley & Sons Company	57,907
15,300	Raytheon Company	595,782
12,320	Republic Services, Inc.	211,288
5,800	Robert Half International, Inc.	103,414
5,400	Rockwell Automation, Inc.	117,936
6,100	Rockwell Collins, Inc.	199,104
2,200	Ryder System, Inc.	62,282

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
87

Large Cap Index Portfolio

Schedule of Investments as of March 31, 2009

(unaudited)

Shares	Common Stock (99.2%)	Value
Industrials (9.6%) - continued
28,200	Southwest Airlines Company	$178,506
3,300	Stericycle, Inc.[b]	157,509
9,200	Textron, Inc.	52,808
19,200	Union Pacific Corporation	789,312
38,000	United Parcel Service, Inc.	1,870,360
36,000	United Technologies Corporation	1,547,280
2,500	W.W. Grainger, Inc.	175,450
18,699	Waste Management, Inc.	478,694

	Total Industrials	25,707,648

Information Technology (17.8%)
20,100	Adobe Systems, Inc.[b]	429,939
21,400	Advanced Micro Devices, Inc.[a,b]	65,270
3,800	Affiliated Computer Services, Inc.[b]	181,982
13,415	Agilent Technologies, Inc.[b]	206,189
6,500	Akamai Technologies, Inc.[b]	126,100
11,300	Altera Corporation	198,315
6,600	Amphenol Corporation	188,034
11,100	Analog Devices, Inc.	213,897
34,000	Apple, Inc.[b]	3,574,080
50,800	Applied Materials, Inc.	546,100
8,700	Autodesk, Inc.[b]	146,247
19,300	Automatic Data Processing, Inc.	678,588
7,100	BMC Software, Inc.[b]	234,300
16,300	Broadcom Corporation[b]	325,674
15,012	CA, Inc.	264,361
3,457	CIENA Corporation[a,b]	26,895
222,900	Cisco Systems, Inc.[b]	3,738,033
6,900	Citrix Systems, Inc.[b]	156,216
11,100	Cognizant Technology Solutions Corporation[b]	230,769
5,800	Computer Sciences Corporation[b]	213,672
9,400	Compuware Corporation[b]	61,946
4,700	Convergys Corporation[b]	37,976
59,300	Corning, Inc.	786,911
66,000	Dell, Inc.[b]	625,680
41,100	eBay, Inc.[b]	516,216
12,200	Electronic Arts, Inc.[b]	221,918
76,886	EMC Corporation[b]	876,500
7,300	Fidelity National Information Services, Inc.	132,860
6,000	Fiserv, Inc.[b]	218,760
5,700	FLIR Systems, Inc.[b]	116,736
9,100	Google, Inc.[b]	3,167,346
5,200	Harris Corporation	150,488
91,586	Hewlett-Packard Company	2,936,247
212,300	Intel Corporation	3,195,115
51,200	International Business Machines Corporation	4,960,768
12,200	Intuit, Inc.[b]	329,400
8,100	Jabil Circuit, Inc.	45,036
8,262	JDS Uniphase Corporation[b]	26,851
20,000	Juniper Networks, Inc.[b]	301,200
6,500	KLA-Tencor Corporation	130,000
3,000	Lexmark International, Inc.[b]	50,610
8,500	Linear Technology Corporation	195,330
24,700	LSI Corporation[b]	75,088
2,700	MasterCard, Inc.	452,196
5,900	McAfee, Inc.[b]	197,650
8,500	MEMC Electronic Materials, Inc.[b]	140,165
7,000	Microchip Technology, Inc.[a]	148,330
29,100	Micron Technology, Inc.[a,b]	118,146
291,900	Microsoft Corporation	5,362,203
5,400	Molex, Inc.	74,196

Shares	Common Stock (99.2%)	Value
Information Technology (17.8%) - continued
86,890	Motorola, Inc.	$367,545
7,500	National Semiconductor Corporation	77,025
12,600	NETAPP, Inc.[b]	186,984
13,200	Novell, Inc.[b]	56,232
3,800	Novellus Systems, Inc.[b]	63,194
20,450	NVIDIA Corporation[b]	201,637
146,437	Oracle Corporation[b]	2,646,117
12,300	Paychex, Inc.	315,741
4,700	QLogic Corporation[b]	52,264
63,000	QUALCOMM, Inc.	2,451,330
4,000	Salesforce.com, Inc.[a,b]	130,920
8,600	SanDisk Corporation[b]	108,790
28,350	Sun Microsystems, Inc.[b]	207,522
31,424	Symantec Corporation[b]	469,475
15,200	Tellabs, Inc.[b]	69,616
6,700	Teradata Corporation[b]	108,674
6,600	Teradyne, Inc.[b]	28,908
48,800	Texas Instruments, Inc.	805,688
7,500	Total System Services, Inc.	103,575
17,476	Tyco Electronics, Ltd.	192,935
7,400	VeriSign, Inc.[b]	139,638
27,180	Western Union Company	341,653
33,000	Xerox Corporation	150,150
10,500	Xilinx, Inc.	201,180
53,200	Yahoo!, Inc.[b]	681,492

	Total Information Technology	47,554,814

Materials (3.3%)
8,000	Air Products and Chemicals, Inc.	450,000
4,300	AK Steel Holding Corporation	30,616
36,264	Alcoa, Inc.[a]	266,178
3,669	Allegheny Technologies, Inc.	80,461
3,600	Ball Corporation	156,240
3,800	Bemis Company, Inc.	79,686
1,800	CF Industries Holdings, Inc.	128,034
35,293	Dow Chemical Company	297,520
34,411	E.I. du Pont de Nemours and Company	768,398
2,800	Eastman Chemical Company	75,040
6,400	Ecolab, Inc.	222,272
15,696	Freeport-McMoRan Copper & Gold, Inc.	598,174
3,000	International Flavors & Fragrances, Inc.	91,380
16,371	International Paper Company	115,252
6,581	MeadWestvaco Corporation	78,906
20,878	Monsanto Company	1,734,962
18,648	Newmont Mining Corporation	834,684
11,900	Nucor Corporation[a]	454,223
6,400	Owens-Illinois, Inc.[b]	92,416
5,100	Pactiv Corporation[b]	74,409
6,300	PPG Industries, Inc.	232,470
11,700	Praxair, Inc.	787,293
4,713	Rohm and Haas Company	371,573
6,052	Sealed Air Corporation	83,518
4,700	Sigma-Aldrich Corporation	177,613
3,300	Titanium Metals Corporation[a]	18,051
4,500	United States Steel Corporation[a]	95,085
4,200	Vulcan Materials Company[a]	186,018

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
88

Large Cap Index Portfolio

Schedule of Investments as of March 31, 2009

(unaudited)

Shares	Common Stock (99.2%)	Value
Materials (3.3%) - continued
8,100	Weyerhaeuser Company	$223,317

	Total Materials	8,803,789

Telecommunications Services (4.0%)
15,100	American Tower Corporation[b]	459,493
224,939	AT&T, Inc.	5,668,463
3,900	CenturyTel, Inc.[a]	109,668
5,501	Embarq Corporation	208,213
11,900	Frontier Communications Corporation	85,442
56,072	Qwest Communications International, Inc.[a]	191,766
109,320	Sprint Nextel Corporation[b]	390,272
108,396	Verizon Communications, Inc.	3,273,559
16,807	Windstream Corporation	135,465

	Total Telecommunications Services	10,522,341

Utilities (4.3%)
25,500	AES Corporation[b]	148,155
6,500	Allegheny Energy, Inc.	150,605
8,100	Ameren Corporation	187,839
15,460	American Electric Power Company, Inc.	390,520
13,273	CenterPoint Energy, Inc.	138,437
8,700	CMS Energy Corporation	103,008
10,500	Consolidated Edison, Inc.	415,905
7,600	Constellation Energy Group, Inc.	157,016
22,194	Dominion Resources, Inc.	687,792
6,300	DTE Energy Company	174,510
48,908	Duke Energy Corporation	700,363
19,304	Dynegy, Inc.[b]	27,219
12,500	Edison International, Inc.	360,125
7,200	Entergy Corporation	490,248
5,000	EQT Corporation	156,650
25,124	Exelon Corporation	1,140,378
11,600	FirstEnergy Corporation	447,760
15,600	FPL Group, Inc.	791,388
2,915	Integrys Energy Group, Inc.	75,907
1,800	Nicor, Inc.	59,814
10,509	NiSource, Inc.	102,988
6,500	Northeast Utilities	140,335
8,300	Pepco Holdings, Inc.	103,584
13,900	PG&E Corporation	531,258
3,900	Pinnacle West Capital Corporation	103,584
14,300	PPL Corporation	410,553
10,620	Progress Energy, Inc.	385,081
19,300	Public Service Enterprise Group, Inc.	568,771
6,700	Questar Corporation	197,181
4,600	SCANA Corporation	142,094
9,375	Sempra Energy	433,500
29,600	Southern Company	906,352
8,200	TECO Energy, Inc.	91,430
4,500	Wisconsin Energy Corporation	185,265
17,305	Xcel Energy, Inc.	322,392

	Total Utilities	11,428,007

	Total Common Stock (cost $370,614,213)	264,536,136

Shares	Collateral Held for Securities Loaned (2.7%)	Value
7,244,132	Thrivent Financial Securities Lending Trust	$7,244,132

	Total Collateral Held for Securities Loaned (cost $7,244,132)	7,244,132

Shares or Principal Amount	Short-Term Investments (0.7%)[c]	Value
	Federal National Mortgage Association Discount Notes
1,000,000	0.405%, 5/14/2009[d]	999,521
754,459	Thrivent Money Market Portfolio	754,459

	Total Short-Term Investments (at amortized cost)	1,753,980

	Total Investments (cost $379,612,325) 102.6%	$273,534,248

	Other Assets and Liabilities, Net (2.6%)	(7,007,460)

	Total Net Assets 100.0%	$266,526,788

a	All or a portion of the security is on loan.
b	Non-income producing security.
c	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.
d	At March 31, 2009, $999,521 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

    Definitions:

REIT	-	Real Estate Investment Trust, is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$37,685,439
Gross unrealized depreciation	(143,763,516)

Net unrealized appreciation (depreciation)	$(106,078,077)

Cost for federal income tax purposes	$379,612,325

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2009, in valuing Large Cap Index Portfolio’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Fair Valuation Level	Investments in Securities	Other Financial Instruments*
Level 1	$272,534,727	$271,075
Level 2	999,521	–
Level 3	–	–

Totals (Level 1,2,3)	$273,534,248	$271,075

*	Other Financial Instruments include Futures, Forwards, Written Options and Swap agreements.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
89

Large Cap Index Portfolio

Schedule of Investments as of March 31, 2009

(unaudited)

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
S&P 500 Index Futures	10	June 2009	$1,715,925	$1,987,000	$271,075
Total Futures Contracts					$271,075

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Large Cap Index Portfolio, is as follows:

Portfolio	Value December 31, 2008	Gross Purchases	Gross Sales	Shares Held at March 31, 2009	Value March 31, 2009	Income Earned January 1, 2009 - March 31, 2009
Money Market	$1,750,233	$13,821,249	$14,817,023	754,459	$754,459	$6,089
Thrivent Financial Securities Lending Trust	7,915,380	17,097,012	17,768,260	7,244,132	7,244,132	36,502
Total Value and Income Earned	9,665,613				7,998,591	42,591

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
90

Equity Income Plus Portfolio

Schedule of Investments as of March 31, 2009

(unaudited)

Shares	Common Stock (85.0%)	Value
Consumer Discretionary (7.8%)
3,600	Autoliv, Inc.	$66,852
2,300	Best Buy Company, Inc.	87,308
3,700	Carnival Corporation	79,920
25,500	CBS Corporation	97,920
2,700	Family Dollar Stores, Inc.	90,099
6,300	Gentex Corporation	62,748
4,800	Genuine Parts Company	143,328
14,100	Home Depot, Inc.	332,196
3,000	J.C. Penney Company, Inc.	60,210
6,200	Leggett & Platt, Inc.	80,538
4,100	Lowe’s Companies, Inc.	74,825
9,400	Mattel, Inc.	108,382
4,400	McDonald’s Corporation	240,108
3,800	McGraw-Hill Companies, Inc.	86,906
900	NIKE, Inc.	42,201
8,000	Pearson plc	80,080
7,000	Regal Entertainment Group	93,870
1,300	Sherwin-Williams Company	67,561
3,000	Stanley Works	87,360
5,600	Staples, Inc.	101,416
4,300	Timberland Company[a]	51,342
1,564	Time Warner Cable, Inc.	38,787
6,233	Time Warner, Inc.	120,297
2,300	Toll Brothers, Inc.[a]	41,768
2,400	VF Corporation	137,064
4,400	Whirlpool Corporation	130,196
4,100	Wolverine World Wide, Inc.	63,878
2,100	Yum! Brands, Inc.	57,708

	Total Consumer Discretionary	2,724,868

Consumer Staples (9.8%)
15,900	Altria Group, Inc.	254,718
2,700	Archer-Daniels-Midland Company	75,006
1,700	Clorox Company	87,516
4,900	Coca-Cola Company	215,355
1,500	Colgate-Palmolive Company	88,470
7,900	ConAgra Foods, Inc.	133,273
600	Costco Wholesale Corporation	27,792
3,000	CVS Caremark Corporation	82,470
2,700	Diageo plc ADR	120,825
3,700	General Mills, Inc.	184,556
5,300	Kimberly-Clark Corporation	244,383
12,200	Kraft Foods, Inc.	271,938
3,200	Lorillard, Inc.	197,568
3,500	McCormick & Company, Inc.	103,495
8,300	Nu Skin Enterprises, Inc.	87,067
3,100	PepsiCo, Inc.	159,588
10,500	Philip Morris International, Inc.	373,590
6,208	Procter & Gamble Company	292,335
6,600	SUPERVALU, Inc.	94,248
4,300	SYSCO Corporation	98,040
2,800	Tyson Foods, Inc.	26,292
4,600	Wal-Mart Stores, Inc.	239,660

	Total Consumer Staples	3,458,185

Energy (12.4%)
2,100	Anadarko Petroleum Corporation	81,669
1,400	Apache Corporation	89,726
5,600	BP plc ADR	224,560
13,700	Chevron Corporation	921,188
12,700	ConocoPhillips	497,332
1,500	CONSOL Energy, Inc.	37,860

Shares	Common Stock (85.0%)	Value
Energy (12.4%) - continued
2,000	Devon Energy Corporation	$89,380
1,500	Diamond Offshore Drilling, Inc.	94,290
2,600	Encana Corporation	105,586
12,200	Exxon Mobil Corporation	830,820
6,200	Halliburton Company	95,914
2,400	Holly Corporation	50,880
9,600	Marathon Oil Corporation	252,384
2,500	National Oilwell Varco, Inc.[a]	71,775
3,500	Occidental Petroleum Corporation	194,775
5,800	Patterson-UTI Energy, Inc.	51,968
3,100	Royal Dutch Shell plc ADR	137,330
1,900	Schlumberger, Ltd.	77,178
5,200	Spectra Energy Corporation	73,528
3,100	Total SA ADR	152,086
5,300	Valero Energy Corporation	94,870
4,500	Weatherford International, Ltd.[a]	49,815
2,800	Williams Companies, Inc.	31,864
2,100	XTO Energy, Inc.	64,302

	Total Energy	4,371,080

Financials (14.7%)
519	Acadia Realty Trust	5,507
6,400	ACE, Ltd.	258,560
4,200	AFLAC, Inc.	81,312
100	Alexandria Real Estate Equities, Inc.	3,640
3,900	AllianceBernstein Holding, LP	57,408
7,400	Allstate Corporation	141,710
200	AMB Property Corporation	2,880
400	American Campus Communities, Inc.	6,944
174	Apartment Investment & Management Company	954
1,200	Argo Group International Holdings, Ltd.[a]	36,156
312	AvalonBay Communities, Inc.	14,683
25,500	Bank of America Corporation	173,910
5,300	Bank of New York Mellon Corporation	149,725
300	BioMed Realty Trust, Inc.	2,031
450	Boston Properties, Inc.	15,764
500	Brandywine Realty Trust	1,425
200	BRE Properties, Inc.	3,926
300	Brookfield Asset Management, Inc.	4,134
950	Brookfield Properties Corporation	5,453
200	Camden Property Trust	4,316
5,700	Chubb Corporation	241,224
14,200	Citigroup, Inc.	35,926
2,500	City Holding Company	68,225
400	Colonial Properties Trust	1,524
300	Corporate Office Properties Trust	7,449
1,200	DCT Industrial Trust, Inc.	3,804
600	DiamondRock Hospitality Company	2,406
400	Digital Realty Trust, Inc.	13,272
500	Douglas Emmett, Inc.	3,695
100	Duke Realty Corporation	550
150	Entertainment Properties Trust	2,364
950	Equity Residential REIT	17,432
150	Essex Property Trust, Inc.	8,601
500	Extra Space Storage, Inc.	2,755
300	Federal Realty Investment Trust	13,800

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
91

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Schedule of Investments as of March 31, 2009

(unaudited)

Shares	Common Stock (85.0%)	Value
Financials (14.7%) - continued
3,500	Federated Investors, Inc.	$77,910
450	Forest City Enterprises	1,620
1,800	Franklin Resources, Inc.	96,966
1,200	Goldman Sachs Group, Inc.	127,224
2,100	Hartford Financial Services Group, Inc.	16,485
600	Health Care Property Investors, Inc.	10,710
300	Health Care REIT, Inc.	9,177
250	Healthcare Realty Trust, Inc.	3,748
100	Highwoods Properties, Inc.	2,142
100	Home Properties, Inc.	3,065
1,400	Host Marriott Corporation	5,488
33,400	iShares Russell Midcap Value Index Fund	795,588
23,700	J.P. Morgan Chase & Company	629,946
6,100	KeyCorp	48,007
150	Kilroy Realty Corporation	2,578
650	Kimco Realty Corporation	4,953
400	LaSalle Hotel Properties	2,336
200	Liberty Property Trust	3,788
3,700	Lincoln National Corporation	24,753
300	Macerich Company	1,878
300	Mack-Cali Realty Corporation	5,943
4,500	Marsh & McLennan Companies, Inc.	91,125
200	Medical Properties Trust, Inc.	730
3,300	MetLife, Inc.	75,141
150	Mid-America Apartment Communities, Inc.	4,624
4,000	Morgan Stanley	91,080
500	National Retail Properties, Inc.	7,920
400	Nationwide Health Properties, Inc.	8,876
6,100	New York Community Bancorp, Inc.	68,137
800	Northern Trust Corporation	47,856
400	Omega Healthcare Investors, Inc.	5,632
700	One Liberty Properties, Inc.	2,464
5,530	People’s United Financial, Inc.	99,374
150	Plum Creek Timber Company, Inc.	4,360
4,900	PNC Financial Services Group, Inc.	143,521
300	Post Properties, Inc.	3,042
800	ProLogis Trust	5,200
400	Public Storage, Inc.	22,100
300	Realty Income Corporation	5,646
200	Regency Centers Corporation	5,314
1,900	Safety Insurance Group, Inc.	59,052
400	Senior Housing Property Trust	5,608
828	Simon Property Group, Inc.	28,682
200	SL Green Realty Corporation	2,160
2,200	State Street Corporation	67,716
2,400	SunTrust Banks, Inc.	28,176
2,100	T. Rowe Price Group, Inc.	60,606
200	Tanger Factory Outlet Centers, Inc.	6,172
300	Taubman Centers, Inc.	5,112
2,300	TCF Financial Corporation	27,048
8,300	Travelers Companies, Inc.	337,312
13,400	U.S. Bancorp	195,774
356	UDR, Inc.	3,065
500	Ventas, Inc.	11,305

Shares	Common Stock (85.0%)	Value
Financials (14.7%) - continued
460	Vornado Realty Trust	$15,290
2,800	W.P. Carey & Company	62,132
50	Weingarten Realty Investors	476
17,100	Wells Fargo & Company	243,504
4,900	Whitney Holding Corporation	56,105

	Total Financials	5,175,207

Health Care (9.9%)
7,200	Abbott Laboratories	343,440
3,500	Aetna, Inc.	85,155
1,100	Amgen, Inc.[a]	54,472
2,400	Baxter International, Inc.	122,928
1,300	Becton, Dickinson and Company	87,412
14,900	Bristol-Myers Squibb Company	326,608
2,100	Cardinal Health, Inc.	66,108
6,400	Eli Lilly and Company	213,824
2,100	GlaxoSmithKline plc ADR	65,247
9,600	Johnson & Johnson	504,960
400	McKesson Corporation	14,016
3,000	Medtronic, Inc.	88,410
11,800	Merck & Company, Inc.	315,650
2,850	Novartis AG ADR	107,816
37,700	Pfizer, Inc.	513,474
3,500	Schering-Plough Corporation	82,425
1,500	Teleflex, Inc.	58,635
600	Teva Pharmaceutical Industries, Ltd. ADR	27,030
4,400	UnitedHealth Group, Inc.	92,092
7,500	Wyeth	322,800

	Total Health Care	3,492,502

Industrials (8.4%)
3,000	3M Company	149,160
3,700	Boeing Company	131,646
3,000	Caterpillar, Inc.	83,880
2,000	Deere & Company	65,740
3,000	Dover Corporation	79,140
2,700	Eaton Corporation	99,522
3,900	Emerson Electric Company	111,462
1,000	FedEx Corporation	44,490
1,900	Fluor Corporation	65,645
2,500	General Dynamics Corporation	103,975
33,100	General Electric Company	334,641
3,600	Honeywell International, Inc.	100,296
3,200	Illinois Tool Works, Inc.	98,720
7,400	Ingersoll-Rand Company	102,120
3,700	KBR, Inc.	51,097
3,200	PACCAR, Inc.	82,432
3,200	Parker-Hannifin Corporation	108,736
24,400	R.R. Donnelley & Sons Company	178,852
4,400	Raytheon Company	171,336
3,400	Republic Services, Inc.	58,310
2,600	Rockwell Automation, Inc.	56,784
5,300	Tyco International, Ltd.	103,668
1,900	Union Pacific Corporation	78,109
2,800	United Parcel Service, Inc.	137,816
3,200	United Technologies Corporation	137,536
7,700	Waste Management, Inc.	197,120

	Total Industrials	2,932,233

Information Technology (8.4%)
3,700	Accenture, Ltd.	101,713
6,200	Automatic Data Processing, Inc.	217,992

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
92

Equity Income Plus Portfolio

Schedule of Investments as of March 31, 2009

(unaudited)

Shares	Common Stock (85.0%)	Value
Information Technology (8.4%) - continued
6,700	CA, Inc.	$117,987
1,500	FactSet Research Systems, Inc.	74,985
200	Google, Inc.[a]	69,612
3,200	Harris Corporation	92,608
5,700	Hewlett-Packard Company	182,742
22,400	Intel Corporation	337,120
5,100	International Business Machines Corporation	494,139
5,600	Intersil Corporation	64,400
6,600	Microchip Technology, Inc.	139,854
20,700	Microsoft Corporation	380,259
8,000	Nokia Oyj ADR	93,360
6,400	Paychex, Inc.	164,288
2,800	QUALCOMM, Inc.	108,948
12,100	Taiwan Semiconductor Manufacturing Company, Ltd. ADR	108,295
4,500	Texas Instruments, Inc.	74,295
10,300	Tyco Electronics, Ltd.	113,712

	Total Information Technology	2,936,309

Materials (3.7%)
1,700	Air Products and Chemicals, Inc.	95,625
11,200	Alcoa, Inc.	82,208
1,100	Compass Minerals International, Inc.	62,007
16,100	Dow Chemical Company	135,723
9,200	E.I. du Pont de Nemours and Company	205,436
3,300	Lubrizol Corporation	112,233
800	Monsanto Company	66,480
900	Newmont Mining Corporation	40,284
2,700	Nucor Corporation	103,059
4,800	Packaging Corporation of America	62,496
3,500	PPG Industries, Inc.	129,150
1,200	Praxair, Inc.	80,748
4,000	Southern Copper Corporation	69,680
1,300	Vulcan Materials Company	57,577

	Total Materials	1,302,706

Telecommunications Services (4.8%)
1,200	America Movil SA de CV ADR	32,496
31,400	AT&T, Inc.	791,280
9,200	Frontier Communications Corporation	66,056
17,700	Verizon Communications, Inc.	534,540
4,900	Vodafone Group plc ADR	85,358
19,800	Windstream Corporation	159,588

	Total Telecommunications Services	1,669,318

Utilities (5.1%)
4,400	AGL Resources, Inc.	116,732
3,600	American Electric Power Company, Inc.	90,936
1,700	Consolidated Edison, Inc.	67,337
3,200	Dominion Resources, Inc.	99,168
10,900	Duke Energy Corporation	156,088
1,900	Energen Corporation	55,347
900	Entergy Corporation	61,281

Shares	Common Stock (85.0%)	Value
Utilities (5.1%) - continued
2,200	EQT Corporation	$68,926
2,100	Exelon Corporation	95,319
2,500	FirstEnergy Corporation	96,500
4,600	FPL Group, Inc.	233,358
7,400	Integrys Energy Group, Inc.	192,696
13,300	NiSource, Inc.	130,340
3,500	PG&E Corporation	133,770
1,800	Questar Corporation	52,974
2,100	Wisconsin Energy Corporation	86,457
2,300	Xcel Energy, Inc.	42,849

	Total Utilities	1,780,078

	Total Common Stock (cost $37,521,263)	29,842,486

Shares	Preferred Stock (0.3%)	Value
Financials (0.1%)
3,000	U.S. Bancorp, 7.875%	56,730

	Total Financials	56,730

Utilities (0.2%)
2,870	Xcel Energy, Inc., 7.600%	66,613

	Total Utilities	66,613

	Total Preferred Stock (cost $150,381)	123,343

Principal Amount	Long-Term Fixed Income (<0.1%)	Value
Financials (<0.1%)
	American International Group, Inc.
150,000	8.175%, 5/15/2058[b]	12,780

	Total Financials	12,780

	Total Long-Term Fixed Income (cost $150,000)	12,780

Contracts	Options Purchased (<0.1%)	Value
	Put on S&P 500 Index Mini-Futures
50	$595.00, expires 4/18/2009	$1,875

	Total Options Purchased (cost $15,138)	1,875

Shares or Principal Amount	Short-Term Investments (14.3%)[c]	Value
	Federal National Mortgage Association Discount Notes
700,000	0.379%, 5/14/2009[d]	699,684
4,322,682	Thrivent Money Market Portfolio	4,322,682

	Total Short-Term Investments (at amortized cost)	5,022,366

	Total Investments (cost $42,859,148) 99.6%	$35,002,850

	Other Assets and Liabilities, Net 0.4%	125,196

	Total Net Assets 100.0%	$35,128,046

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
93

Equity Income Plus Portfolio

Schedule of Investments as of March 31, 2009

(unaudited)

a	Non-income producing security.
b

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of March 31, 2009, the value of these investments was $12,780 or 0.0% of total net assets.

c	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.
d	At March 31, 2009, $699,684 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
REIT	-	Real Estate Investment Trust, is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$439,994
Gross unrealized depreciation	(8,296,292)

Net unrealized appreciation (depreciation)	$(7,856,298)

Cost for federal income tax purposes	$42,859,148

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2009, in valuing Equity Income Plus Portfolio’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Fair Valuation Level	Investments in Securities	Other Financial Instruments*
Level 1	$34,290,386	$299,618
Level 2	712,464	–
Level 3	–	–

Totals (Level 1,2,3)	$35,002,850	$299,618

*	Other Financial Instruments include Futures, Forwards, Written Options and Swap agreements.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
S&P 500 Index Mini-Futures	82	June 2009	$2,959,062	$3,258,680	$299,618
Total Futures Contracts					$299,618

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Equity Income Plus Portfolio, is as follows:

Portfolio	Value December 31, 2008	Gross Purchases	Gross Sales	Shares Held at March 31, 2009	Value March 31, 2009	Income Earned January 1, 2009 - March 31, 2009
Money Market	$6,999,027	$6,946,529	$9,622,874	4,322,682	$4,322,682	$15,866
Total Value and Income Earned	6,999,027				4,322,682	15,866

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
94

Balanced Portfolio

Schedule of Investments as of March 31, 2009

(unaudited)

Shares	Common Stock (62.5%)	Value
Consumer Discretionary (5.5%)
1,900	Abercrombie & Fitch Company	$45,220
6,900	Amazon.com, Inc.[a]	506,736
2,300	Apollo Group, Inc.[a]	180,159
2,400	AutoNation, Inc.[a]	33,312
900	AutoZone, Inc.[a]	146,358
5,600	Bed Bath & Beyond, Inc.[a]	138,600
7,275	Best Buy Company, Inc.	276,159
1,800	Big Lots, Inc.[a]	37,404
1,300	Black & Decker Corporation	41,028
9,400	Carnival Corporation	203,040
14,762	CBS Corporation	56,686
2,700	Centex Corporation	20,250
7,000	Coach, Inc.[a]	116,900
62,165	Comcast Corporation	847,931
6,000	D.R. Horton, Inc.	58,200
3,000	Darden Restaurants, Inc.	102,780
11,600	DIRECTV Group, Inc.[a,b]	264,364
5,800	Eastman Kodak Company	22,040
4,600	Expedia, Inc.[a]	41,768
3,100	Family Dollar Stores, Inc.	103,447
51,688	Ford Motor Company[a,b]	135,939
3,300	Fortune Brands, Inc.	81,015
3,500	GameStop Corporation[a]	98,070
5,000	Gannett Company, Inc.[b]	11,000
10,000	Gap, Inc.	129,900
13,200	General Motors Corporation[b]	25,608
3,500	Genuine Parts Company	104,510
5,300	Goodyear Tire & Rubber Company[a]	33,178
7,400	H&R Block, Inc.	134,606
5,100	Harley-Davidson, Inc.[b]	68,289
1,300	Harman International Industries, Inc.	17,589
2,700	Hasbro, Inc.	67,689
36,500	Home Depot, Inc.	859,940
6,400	International Game Technology	59,008
10,289	Interpublic Group of Companies, Inc.[a]	42,391
4,800	J.C. Penney Company, Inc.	96,336
12,800	Johnson Controls, Inc.	153,600
1,700	KB Home	22,406
6,600	Kohl’s Corporation[a]	279,312
3,400	Leggett & Platt, Inc.	44,166
3,100	Lennar Corporation	23,281
5,862	Limited Brands, Inc.	50,999
31,600	Lowe’s Companies, Inc.	576,700
9,100	Macy’s, Inc	80,990
6,400	Marriott International, Inc.[b]	104,704
7,825	Mattel, Inc.	90,222
24,000	McDonald’s Corporation	1,309,680
6,800	McGraw-Hill Companies, Inc.	155,516
800	Meredith Corporation	13,312
2,600	New York Times Company[b]	11,752
6,026	Newell Rubbermaid, Inc.	38,446
49,600	News Corporation	328,352
8,400	NIKE, Inc.	393,876
3,500	Nordstrom, Inc.[b]	58,625
6,000	Office Depot, Inc.[a]	7,860
6,800	Omnicom Group, Inc.	159,120
3,000	O’Reilly Automotive, Inc.[a]	105,030
1,300	Polo Ralph Lauren Corporation	54,925
4,700	Pulte Homes, Inc.	51,371
2,700	RadioShack Corporation	23,139
2,000	Scripps Networks Interactive	45,020

Shares	Common Stock (62.5%)	Value
Consumer Discretionary (5.5%) - continued
1,280	Sears Holdings Corporation[a,b]	$58,509
2,200	Sherwin-Williams Company	114,334
1,300	Snap-On, Inc.	32,630
1,800	Stanley Works	52,416
15,300	Staples, Inc.	277,083
15,800	Starbucks Corporation[a]	175,538
4,000	Starwood Hotels & Resorts Worldwide, Inc.	50,800
16,200	Target Corporation	557,118
2,700	Tiffany & Company	58,212
7,580	Time Warner Cable, Inc.	187,984
25,816	Time Warner, Inc.	498,249
9,000	TJX Companies, Inc.	230,760
1,900	VF Corporation	108,509
13,162	Viacom, Inc.[a]	228,756
39,987	Walt Disney Company	726,164
130	Washington Post Company	46,423
1,658	Whirlpool Corporation[b]	49,060
3,832	Wyndham Worldwide Corporation	16,094
1,400	Wynn Resorts, Ltd.[a,b]	27,958
9,920	Yum! Brands, Inc.	272,602

	Total Consumer Discretionary	13,159,053

Consumer Staples (8.0%)
44,600	Altria Group, Inc.	714,492
13,841	Archer-Daniels-Midland Company	384,503
9,200	Avon Products, Inc.	176,916
2,125	Brown-Forman Corporation	82,514
4,500	Campbell Soup Company	123,120
3,000	Clorox Company	154,440
42,900	Coca-Cola Company	1,885,455
6,900	Coca-Cola Enterprises, Inc.	91,011
10,800	Colgate-Palmolive Company	636,984
9,700	ConAgra Foods, Inc.	163,639
4,200	Constellation Brands, Inc.[a]	49,980
9,300	Costco Wholesale Corporation	430,776
31,405	CVS Caremark Corporation	863,323
3,400	Dean Foods Company[a]	61,472
5,500	Dr. Pepper Snapple Group, Inc.[a]	93,005
2,500	Estee Lauder Companies, Inc.	61,625
7,200	General Mills, Inc.	359,136
6,850	H.J. Heinz Company	226,461
3,600	Hershey Company	125,100
1,600	Hormel Foods Corporation	50,736
2,555	J.M. Smucker Company	95,225
5,500	Kellogg Company	201,465
8,880	Kimberly-Clark Corporation	409,457
31,660	Kraft Foods, Inc.	705,701
14,100	Kroger Company	299,202
3,700	Lorillard, Inc.	228,438
2,900	McCormick & Company, Inc.	85,753
3,300	Molson Coors Brewing Company	113,124
3,000	Pepsi Bottling Group, Inc.	66,420
33,520	PepsiCo, Inc.	1,725,610
43,400	Philip Morris International, Inc.	1,544,172
63,479	Procter & Gamble Company	2,989,226
3,700	Reynolds American, Inc.	132,608
9,200	Safeway, Inc.	185,748
15,200	Sara Lee Corporation	122,816
4,569	SUPERVALU, Inc.	65,245

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
95

Balanced Portfolio

Schedule of Investments as of March 31, 2009

(unaudited)

Shares	Common Stock (62.5%)	Value
Consumer Staples (8.0%) - continued
12,900	SYSCO Corporation	$294,120
6,600	Tyson Foods, Inc.	61,974
21,300	Walgreen Company	552,948
48,200	Wal-Mart Stores, Inc.	2,511,220
3,100	Whole Foods Market, Inc.[b]	52,080

	Total Consumer Staples	19,177,240

Energy (8.1%)
9,936	Anadarko Petroleum Corporation	386,411
7,168	Apache Corporation	459,397
6,620	Baker Hughes, Inc.	189,001
6,300	BJ Services Company	62,685
2,300	Cabot Oil & Gas Corporation	54,211
4,800	Cameron International Corporation[a]	105,264
12,100	Chesapeake Energy Corporation	206,426
43,474	Chevron Corporation	2,923,192
32,082	ConocoPhillips	1,256,331
3,900	CONSOL Energy, Inc.	98,436
9,600	Devon Energy Corporation	429,024
1,600	Diamond Offshore Drilling, Inc.	100,576
15,186	El Paso Corporation	94,913
3,100	ENSCO International, Inc.	81,840
5,400	EOG Resources, Inc.	295,704
106,972	Exxon Mobil Corporation	7,284,793
19,300	Halliburton Company	298,571
6,100	Hess Corporation	330,620
15,222	Marathon Oil Corporation	400,186
1,900	Massey Energy Company	19,228
4,200	Murphy Oil Corporation	188,034
6,200	Nabors Industries, Ltd.[a]	61,938
9,000	National Oilwell Varco, Inc.[a]	258,390
3,800	Noble Energy, Inc.	204,744
17,400	Occidental Petroleum Corporation	968,310
5,700	Peabody Energy Corporation	142,728
2,600	Pioneer Natural Resources Company	42,822
3,400	Range Resources Corporation	139,944
2,500	Rowan Companies, Inc.	29,925
25,800	Schlumberger, Ltd.	1,047,996
4,800	Smith International, Inc.	103,104
7,400	Southwestern Energy Company[a]	219,706
13,921	Spectra Energy Corporation	196,843
2,600	Sunoco, Inc.	68,848
3,000	Tesoro Petroleum Corporation	40,410
11,100	Valero Energy Corporation	198,690
12,500	Williams Companies, Inc.	142,250
12,550	XTO Energy, Inc.	384,281

	Total Energy	19,515,772

Financials (6.7%)
10,100	AFLAC, Inc.	195,536
11,596	Allstate Corporation	222,063
25,200	American Express Company	343,476
58,102	American International Group, Inc.	58,102
4,740	Ameriprise Financial, Inc.	97,123
5,850	Aon Corporation	238,797
2,654	Apartment Investment & Management Company	14,544
2,600	Assurant, Inc.	56,628
1,753	AvalonBay Communities, Inc.[b]	82,496
138,354	Bank of America Corporation	943,574

Shares	Common Stock (62.5%)	Value
Financials (6.7%) - continued
24,701	Bank of New York Mellon Corporation	$697,803
12,100	BB&T Corporation[b]	204,732
2,700	Boston Properties, Inc.	94,581
8,465	Capital One Financial Corporation	103,612
4,900	CB Richard Ellis Group, Inc.[a]	19,747
20,125	Charles Schwab Corporation	311,937
7,700	Chubb Corporation	325,864
3,551	Cincinnati Financial Corporation	81,211
8,500	CIT Group, Inc.	24,225
118,389	Citigroup, Inc.[b]	299,524
1,400	CME Group, Inc.	344,946
3,300	Comerica, Inc.	60,423
10,395	Discover Financial Services	65,592
12,300	E*TRADE Financial Corporation[a,b]	15,744
5,900	Equity Residential REIT	108,265
2,000	Federated Investors, Inc.	44,520
12,516	Fifth Third Bancorp[b]	36,547
4,621	First Horizon National Corporation	49,630
3,300	Franklin Resources, Inc.	177,771
9,300	Genworth Financial, Inc.	17,670
10,000	Goldman Sachs Group, Inc.	1,060,200
7,100	Hartford Financial Services Group, Inc.	55,735
5,500	Health Care Property Investors, Inc.[b]	98,175
2,400	Health Care REIT, Inc.[b]	73,416
11,300	Host Marriott Corporation	44,296
11,300	Hudson City Bancorp, Inc.	132,097
7,916	Huntington Bancshares, Inc.[b]	13,141
1,500	IntercontinentalExchange, Inc.[a]	111,705
8,300	Invesco, Ltd.	115,038
81,224	J.P. Morgan Chase & Company	2,158,934
3,500	Janus Capital Group, Inc.	23,275
10,700	KeyCorp	84,209
5,000	Kimco Realty Corporation[b]	38,100
3,100	Legg Mason, Inc.	49,290
3,900	Leucadia National Corporation[a,b]	58,071
5,511	Lincoln National Corporation	36,869
7,900	Loews Corporation	174,590
1,700	M&T Bank Corporation[b]	76,908
11,100	Marsh & McLennan Companies, Inc.	224,775
5,700	Marshall & Ilsley Corporation	32,091
3,900	MBIA, Inc.[a]	17,862
17,566	MetLife, Inc.	399,978
4,200	Moody’s Corporation[b]	96,264
23,090	Morgan Stanley	525,759
3,000	Nasdaq OMX Group, Inc.[a]	58,740
4,800	Northern Trust Corporation	287,136
5,700	NYSE Euronext	102,030
7,600	People’s United Financial, Inc.	136,572
3,600	Plum Creek Timber Company, Inc.	104,652
9,220	PNC Financial Services Group, Inc.	270,054
5,600	Principal Financial Group, Inc.	45,808
14,600	Progressive Corporation[a]	196,224
5,800	ProLogis Trust[b]	37,700
9,100	Prudential Financial, Inc.	173,082
2,800	Public Storage, Inc.	154,700
15,000	Regions Financial Corporation	63,900

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
96

Balanced Portfolio

Schedule of Investments as of March 31, 2009

(unaudited)

Shares	Common Stock (62.5%)	Value
Financials (6.7%) - continued
5,413	Simon Property Group, Inc.	$187,506
10,100	SLM Corporation[a]	49,995
9,300	State Street Corporation	286,254
7,700	SunTrust Banks, Inc.	90,398
5,600	T. Rowe Price Group, Inc.	161,616
1,900	Torchmark Corporation	49,837
12,625	Travelers Companies, Inc.	513,080
37,821	U.S. Bancorp	552,565
7,158	UnumProvident Corporation	89,475
3,300	Ventas, Inc.	74,613
3,088	Vornado Realty Trust	102,645
91,582	Wells Fargo & Company	1,304,128
7,400	XL Capital, Ltd.	40,404
2,500	Zions Bancorporation[b]	24,575

	Total Financials	16,195,150

Health Care (9.6%)
33,400	Abbott Laboratories	1,593,180
9,856	Aetna, Inc.	239,796
6,600	Allergan, Inc.	315,216
3,400	AmerisourceBergen Corporation	111,044
22,452	Amgen, Inc.[a]	1,111,823
13,300	Baxter International, Inc.	681,226
5,300	Becton, Dickinson and Company	356,372
6,430	Biogen Idec, Inc.[a]	337,061
32,350	Boston Scientific Corporation[a]	257,183
42,700	Bristol-Myers Squibb Company	935,984
2,200	C.R. Bard, Inc.	175,384
7,775	Cardinal Health, Inc.	244,757
9,900	Celgene Corporation[a]	439,560
1,500	Cephalon, Inc.[a,b]	102,150
5,900	CIGNA Corporation	103,781
3,150	Coventry Health Care, Inc.[a]	40,761
10,815	Covidien, Ltd.	359,491
2,300	DaVita, Inc.[a]	101,085
3,300	Dentsply International, Inc.	88,605
21,700	Eli Lilly and Company	724,997
5,300	Express Scripts, Inc.[a]	244,701
6,500	Forest Laboratories, Inc.[a]	142,740
5,800	Genzyme Corporation[a]	344,462
19,800	Gilead Sciences, Inc.[a]	917,136
3,530	Hospira, Inc.[a]	108,936
3,600	Humana, Inc.[a]	93,888
4,000	IMS Health, Inc.	49,880
800	Intuitive Surgical, Inc.[a]	76,288
59,806	Johnson & Johnson	3,145,796
5,333	King Pharmaceuticals, Inc.[a]	37,704
2,400	Laboratory Corporation of America Holdings[a,b]	140,376
3,737	Life Technologies Corporation[a]	121,378
5,880	McKesson Corporation	206,035
10,710	Medco Health Solutions, Inc.[a]	442,751
24,100	Medtronic, Inc.	710,227
45,600	Merck & Company, Inc.	1,219,800
1,200	Millipore Corporation[a]	68,892
6,600	Mylan Laboratories, Inc.[a,b]	88,506
2,000	Patterson Companies, Inc.[a]	37,720
2,600	PerkinElmer, Inc.	33,202
145,851	Pfizer, Inc.	1,986,491
3,500	Quest Diagnostics, Inc.	166,180
35,100	Schering-Plough Corporation	826,605
7,480	St. Jude Medical, Inc.[a]	271,748
5,200	Stryker Corporation	177,008
8,950	Tenet Healthcare Corporation[a]	10,382

Shares	Common Stock (62.5%)	Value
Health Care (9.6%) - continued
9,000	Thermo Fisher Scientific, Inc.[a]	$321,030
26,200	UnitedHealth Group, Inc.	548,366
2,700	Varian Medical Systems, Inc.[a]	82,188
2,200	Waters Corporation[a]	81,290
2,300	Watson Pharmaceuticals, Inc.[a,b]	71,553
10,900	WellPoint, Inc.[a]	413,873
28,700	Wyeth	1,235,248
4,790	Zimmer Holdings, Inc.[a]	174,835

	Total Health Care	22,916,671

Industrials (6.1%)
15,000	3M Company	745,800
2,400	Avery Dennison Corporation	53,616
15,728	Boeing Company	559,602
5,992	Burlington Northern Santa Fe Corporation	360,419
3,700	C.H. Robinson Worldwide, Inc.	168,757
13,000	Caterpillar, Inc.	363,480
2,900	Cintas Corporation	71,688
3,800	Cooper Industries, Ltd.	98,268
8,600	CSX Corporation	222,310
4,300	Cummins, Inc.	109,435
5,600	Danaher Corporation	303,632
9,200	Deere & Company	302,404
4,100	Dover Corporation	108,158
1,200	Dun & Bradstreet Corporation	92,400
3,600	Eaton Corporation	132,696
16,400	Emerson Electric Company	468,712
2,800	Equifax, Inc.	68,460
4,600	Expeditors International of Washington, Inc.	130,134
2,800	Fastenal Company[b]	90,034
6,740	FedEx Corporation	299,863
1,300	Flowserve Corporation	72,956
3,900	Fluor Corporation	134,745
8,400	General Dynamics Corporation	349,356
228,300	General Electric Company	2,308,113
2,700	Goodrich Corporation	102,303
15,737	Honeywell International, Inc.	438,433
8,500	Illinois Tool Works, Inc.	262,225
6,943	Ingersoll-Rand Company	95,813
4,000	Iron Mountain, Inc.[a]	88,680
4,000	ITT Corporation	153,880
2,600	Jacobs Engineering Group, Inc.[a]	100,516
2,600	L-3 Communications Holdings, Inc.	176,280
7,100	Lockheed Martin Corporation	490,113
2,900	Manitowoc Company, Inc.	9,483
7,800	Masco Corporation	54,444
2,700	Monster Worldwide, Inc.[a]	22,005
7,900	Norfolk Southern Corporation	266,625
7,106	Northrop Grumman Corporation	310,106
7,850	PACCAR, Inc.[b]	202,216
2,600	Pall Corporation	53,118
3,550	Parker-Hannifin Corporation	120,629
4,500	Pitney Bowes, Inc.	105,075
3,000	Precision Castparts Corporation	179,700
4,500	R.R. Donnelley & Sons Company	32,985
8,800	Raytheon Company	342,672
7,005	Republic Services, Inc.	120,136
3,400	Robert Half International, Inc.	60,622
3,100	Rockwell Automation, Inc.	67,704
3,500	Rockwell Collins, Inc.	114,240
1,200	Ryder System, Inc.	33,972

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
97

Balanced Portfolio

Schedule of Investments as of March 31, 2009

(unaudited)

Shares	Common Stock (62.5%)	Value
Industrials (6.1%) - continued
15,880	Southwest Airlines Company	$100,520
1,900	Stericycle, Inc.[a]	90,687
5,200	Textron, Inc.	29,848
10,900	Union Pacific Corporation	448,099
21,400	United Parcel Service, Inc.	1,053,308
20,500	United Technologies Corporation	881,090
1,400	W.W. Grainger, Inc.	98,252
10,630	Waste Management, Inc.	272,128

	Total Industrials	14,592,945

Information Technology (11.2%)
11,400	Adobe Systems, Inc.[a]	243,846
12,100	Advanced Micro Devices, Inc.[a,b]	36,905
2,200	Affiliated Computer Services, Inc.[a]	105,358
7,563	Agilent Technologies, Inc.[a]	116,243
3,700	Akamai Technologies, Inc.[a]	71,780
6,500	Altera Corporation	114,075
3,800	Amphenol Corporation	108,262
6,300	Analog Devices, Inc.	121,401
19,100	Apple, Inc.[a]	2,007,792
28,800	Applied Materials, Inc.	309,600
4,900	Autodesk, Inc.[a]	82,369
11,000	Automatic Data Processing, Inc.	386,760
4,100	BMC Software, Inc.[a]	135,300
9,350	Broadcom Corporation[a]	186,813
8,575	CA, Inc.	151,006
2,014	CIENA Corporation[a,b]	15,669
126,300	Cisco Systems, Inc.[a]	2,118,051
4,000	Citrix Systems, Inc.[a]	90,560
6,300	Cognizant Technology Solutions Corporation[a]	130,977
3,300	Computer Sciences Corporation[a]	121,572
5,400	Compuware Corporation[a]	35,586
2,700	Convergys Corporation[a]	21,816
33,500	Corning, Inc.	444,545
37,300	Dell, Inc.[a]	353,604
23,200	eBay, Inc.[a]	291,392
7,000	Electronic Arts, Inc.[a]	127,330
43,624	EMC Corporation[a]	497,313
4,100	Fidelity National Information Services, Inc.	74,620
3,550	Fiserv, Inc.[a]	129,433
3,200	FLIR Systems, Inc.[a]	65,536
5,100	Google, Inc.[a]	1,775,106
3,000	Harris Corporation	86,820
51,961	Hewlett-Packard Company	1,665,870
120,200	Intel Corporation	1,809,010
28,900	International Business Machines Corporation	2,800,121
7,000	Intuit, Inc.[a]	189,000
4,600	Jabil Circuit, Inc.	25,576
4,800	JDS Uniphase Corporation[a]	15,600
11,300	Juniper Networks, Inc.[a]	170,178
3,700	KLA-Tencor Corporation	74,000
1,700	Lexmark International, Inc.[a]	28,679
4,800	Linear Technology Corporation	110,304
14,000	LSI Corporation[a]	42,560
1,500	MasterCard, Inc.	251,220
3,400	McAfee, Inc.[a]	113,900
4,800	MEMC Electronic Materials, Inc.[a]	79,152
4,000	Microchip Technology, Inc.[b]	84,760
16,500	Micron Technology, Inc.[a,b]	66,990
165,300	Microsoft Corporation	3,036,561
3,050	Molex, Inc.	41,907

Shares	Common Stock (62.5%)	Value
Information Technology (11.2%) - continued
49,121	Motorola, Inc.	$207,782
4,300	National Semiconductor Corporation	44,161
7,200	NETAPP, Inc.[a]	106,848
7,500	Novell, Inc.[a]	31,950
2,200	Novellus Systems, Inc.[a]	36,586
11,550	NVIDIA Corporation[a]	113,883
83,059	Oracle Corporation[a]	1,500,876
6,950	Paychex, Inc.	178,406
2,800	QLogic Corporation[a]	31,136
35,700	QUALCOMM, Inc.	1,389,087
2,300	Salesforce.com, Inc.[a,b]	75,279
4,900	SanDisk Corporation[a]	61,985
15,975	Sun Microsystems, Inc.[a]	116,937
17,872	Symantec Corporation[a]	267,008
8,600	Tellabs, Inc.[a]	39,388
3,800	Teradata Corporation[a]	61,636
3,700	Teradyne, Inc.[a]	16,206
27,700	Texas Instruments, Inc.	457,327
4,300	Total System Services, Inc.	59,383
9,915	Tyco Electronics, Ltd.	109,462
4,200	VeriSign, Inc.[a]	79,254
15,362	Western Union Company	193,100
18,600	Xerox Corporation	84,630
6,000	Xilinx, Inc.	114,960
30,000	Yahoo!, Inc.[a]	384,300

	Total Information Technology	26,924,398

Materials (2.1%)
4,500	Air Products and Chemicals, Inc.	253,125
2,500	AK Steel Holding Corporation	17,800
20,464	Alcoa, Inc.[b]	150,206
2,081	Allegheny Technologies, Inc.	45,636
2,100	Ball Corporation	91,140
2,200	Bemis Company, Inc.	46,134
1,000	CF Industries Holdings, Inc.	71,130
19,877	Dow Chemical Company	167,563
19,419	E.I. du Pont de Nemours and Company	433,626
1,600	Eastman Chemical Company	42,880
3,700	Ecolab, Inc.	128,501
8,844	Freeport-McMoRan Copper & Gold, Inc.	337,045
1,700	International Flavors & Fragrances, Inc.	51,782
9,221	International Paper Company	64,916
3,780	MeadWestvaco Corporation	45,322
11,866	Monsanto Company	986,065
10,717	Newmont Mining Corporation	479,693
6,800	Nucor Corporation	259,556
3,600	Owens-Illinois, Inc.[a]	51,984
2,900	Pactiv Corporation[a]	42,311
3,600	PPG Industries, Inc.	132,840
6,600	Praxair, Inc.	444,114
2,711	Rohm and Haas Company	213,735
3,428	Sealed Air Corporation	47,306
2,800	Sigma-Aldrich Corporation	105,812
1,900	Titanium Metals Corporation[b]	10,393
2,500	United States Steel Corporation[b]	52,825
2,300	Vulcan Materials Company[b]	101,867

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
98

Balanced Portfolio

Schedule of Investments as of March 31, 2009

(unaudited)

Shares	Common Stock (62.5%)	Value
Materials (2.1%) - continued
4,600	Weyerhaeuser Company	$126,822

	Total Materials	5,002,129

Telecommunications Services (2.5%)
8,600	American Tower Corporation[a]	261,698
127,379	AT&T, Inc.	3,209,951
2,250	CenturyTel, Inc.	63,270
3,098	Embarq Corporation	117,259
6,800	Frontier Communications Corporation	48,824
31,618	Qwest Communications International, Inc.[b]	108,134
61,869	Sprint Nextel Corporation[a]	220,872
61,370	Verizon Communications, Inc.	1,853,374
9,517	Windstream Corporation	76,707

	Total Telecommunications Services	5,960,089

Utilities (2.7%)
14,600	AES Corporation[a]	84,826
3,700	Allegheny Energy, Inc.	85,729
4,600	Ameren Corporation	106,674
8,740	American Electric Power Company, Inc.	220,772
7,524	CenterPoint Energy, Inc.	78,475
4,900	CMS Energy Corporation	58,016
6,000	Consolidated Edison, Inc.	237,660
4,500	Constellation Energy Group, Inc.	92,970
12,630	Dominion Resources, Inc.	391,404
3,600	DTE Energy Company	99,720
27,542	Duke Energy Corporation	394,402
11,009	Dynegy, Inc.[a]	15,523
7,100	Edison International, Inc.	204,551
4,100	Entergy Corporation	279,169
2,900	EQT Corporation	90,857
14,174	Exelon Corporation	643,358
6,600	FirstEnergy Corporation	254,760
8,800	FPL Group, Inc.	446,424
1,707	Integrys Energy Group, Inc.	44,450
1,000	Nicor, Inc.	33,230
5,934	NiSource, Inc.	58,153
3,700	Northeast Utilities	79,883
4,700	Pepco Holdings, Inc.	58,656
7,900	PG&E Corporation	301,938
2,200	Pinnacle West Capital Corporation	58,432
8,100	PPL Corporation	232,551
6,091	Progress Energy, Inc.	220,860
11,000	Public Service Enterprise Group, Inc.	324,170
3,800	Questar Corporation	111,834
2,600	SCANA Corporation	80,314
5,287	Sempra Energy	244,471
16,700	Southern Company	511,354
4,600	TECO Energy, Inc.	51,290
2,600	Wisconsin Energy Corporation	107,042
9,810	Xcel Energy, Inc.	182,760

	Total Utilities	6,486,678

	Total Common Stock (cost $194,490,875)	149,930,125

Principal Amount	Long-Term Fixed Income (39.8%)	Value
Asset-Backed Securities (3.2%)
	Americredit Automobile Receivables Trust
$1,233,870	0.598%, 4/6/2009[c,d]	$1,109,142
	Bear Stearns Mortgage Funding Trust
609,959	0.662%, 4/27/2009[d]	110,333
	Countrywide Asset-Backed Certificates
1,055,429	5.549%, 4/25/2036[c]	820,604
	Countrywide Home Loans Asset-Backed Securities
746,566	6.085%, 6/25/2021[c]	163,263
	Credit Based Asset Servicing and Securitization, LLC
431,902	0.632%, 4/27/2009[d]	419,168
601,055	5.501%, 12/25/2036	454,530
	Discover Card Master Trust
500,000	5.650%, 3/16/2020	434,482
	First Franklin Mortgage Loan Asset-Backed Certificates
491,032	0.632%, 4/27/2009[d]	457,090
	First Horizon ABS Trust
700,812	0.652%, 4/27/2009[c,d]	302,800
1,177,470	0.682%, 4/27/2009[c,d]	286,298
	Ford Credit Floor Plan Master Owner Trust
1,500,000	0.736%, 4/15/2009[d]	1,387,100
	GMAC Mortgage Corporation Loan Trust
1,233,996	0.702%, 4/27/2009[c,d]	329,983
2,034,137	0.702%, 4/27/2009[c,d]	469,159
	IndyMac Seconds Asset-Backed Trust
684,780	0.692%, 4/27/2009[c,d]	185,434
	Residential Funding Mortgage Securities II
69,576	0.652%, 4/27/2009[c,d]	68,516
	SLM Student Loan Trust
179,751	1.169%, 4/27/2009[d]	179,558
	Wachovia Asset Securitization, Inc.
1,279,034	0.662%, 4/27/2009[c,d,e]	395,183

	Total Asset-Backed Securities	7,572,643

Capital Goods (0.2%)
	John Deere Capital Corporation
300,000	7.000%, 3/15/2012	319,443
	United Technologies Corporation
225,000	6.050%, 6/1/2036	225,225

	Total Capital Goods	544,668

Collateralized Mortgage Obligations (2.3%)
	Chase Mortgage Finance Corporation
1,495,763	4.568%, 2/25/2037	1,209,773
	J.P. Morgan Mortgage Trust
1,510,797	5.005%, 7/25/2035	957,136
	Merrill Lynch Mortgage Investors, Inc.
1,228,518	4.869%, 6/25/2035	877,617

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
99

Balanced Portfolio

Schedule of Investments as of March 31, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (39.8%)	Value
Collateralized Mortgage Obligations (2.3%) - continued
	Thornburg Mortgage Securities Trust
$1,209,252	0.612%, 4/27/2009[d]	$1,192,691
584,798	0.632%, 4/27/2009[d]	501,563
	Zuni Mortgage Loan Trust
729,517	0.652%, 4/27/2009[d]	694,358

	Total Collateralized Mortgage Obligations	5,433,138

Commercial Mortgage-Backed Securities (3.6%)
	Banc of America Commercial Mortgage, Inc.
1,000,000	5.118%, 7/11/2043	941,344
	Bear Stearns Commercial Mortgage Securities, Inc.
2,500,000	0.706%, 4/15/2009[d,e]	1,838,415
700,000	5.835%, 9/11/2042	306,544
	Citigroup Commercial Mortgage Trust
8,698	0.626%, 4/15/2009[d,f]	7,159
	Commercial Mortgage Pass-Through Certificates
75,054	0.656%, 4/15/2009[d,f]	74,210
2,000,000	0.686%, 4/15/2009[d,e]	1,047,058
	Credit Suisse Mortgage Capital Certificates
2,000,000	0.726%, 4/15/2009[d,f]	1,014,430
	General Electric Commercial Mortgage Corporation
200,000	4.641%, 9/10/2013	177,485
	GMAC Commercial Mortgage Securities, Inc.
1,500,000	4.547%, 12/10/2041	1,304,707
	GS Mortgage Securities Corporation II
1,000,000	0.648%, 4/6/2009[d,f]	683,360
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
400,000	4.654%, 1/12/2037	326,032
1,500,000	5.336%, 5/15/2047	999,529
	LB-UBS Commercial Mortgage Trust
4,891	3.086%, 5/15/2027	4,884

	Total Commercial Mortgage-Backed Securities	8,725,157

Communications Services (1.0%)
	AT&T, Inc.
200,000	6.400%, 5/15/2038	177,942
	British Telecom plc
225,000	9.125%, 6/15/2009	204,505
	Cingular Wireless, Inc.
450,000	6.500%, 12/15/2011	474,266
	Cox Communications, Inc.
115,000	6.450%, 12/1/2036[f]	87,393
	France Telecom SA
225,000	7.750%, 3/1/2011	240,973
	News America, Inc.
225,000	6.400%, 12/15/2035	166,689

Principal Amount	Long-Term Fixed Income (39.8%)	Value
Communications Services (1.0%) - continued
	SBC Communications, Inc.
$225,000	5.875%, 2/1/2012	$235,681
	Telecom Italia Capital SA
550,000	5.250%, 11/15/2013	493,920
	Time Warner Cable, Inc.
200,000	7.300%, 7/1/2038	180,714

	Total Communications Services	2,262,083

Consumer Cyclical (0.6%)
	Johnson Controls, Inc.
500,000	7.125%, 7/15/2017	395,377
	Wal-Mart Stores, Inc.
450,000	7.550%, 2/15/2030	531,218
	Walt Disney Company
500,000	5.625%, 9/15/2016	521,665

	Total Consumer Cyclical	1,448,260

Consumer Non-Cyclical (1.1%)
	Boston Scientific Corporation
225,000	7.000%, 11/15/2035	191,250
	Bunge Limited Finance Corporation
800,000	5.350%, 4/15/2014	667,677
	Coca-Cola HBC Finance BV
425,000	5.125%, 9/17/2013	435,090
	GlaxoSmithKline Capital, Inc.
200,000	6.375%, 5/15/2038	201,972
	Kellogg Company
400,000	4.250%, 3/6/2013	405,565
	Philip Morris International, Inc.
200,000	6.375%, 5/16/2038	193,690
	Wyeth
450,000	6.000%, 2/15/2036	419,933

	Total Consumer Non-Cyclical	2,515,177

Energy (0.4%)
	Burlington Resources, Inc.
500,000	6.500%, 12/1/2011	538,900
	Energy Transfer Partners, LP
300,000	6.700%, 7/1/2018	271,539
	Petro-Canada
200,000	6.800%, 5/15/2038	150,176

	Total Energy	960,615

Financials (2.8%)
	BAC Capital Trust XI
225,000	6.625%, 5/23/2036[b]	102,661
	Bank One Corporation
750,000	5.900%, 11/15/2011	735,087
	BNP Paribas SA
900,000	5.186%, 6/29/2015[f]	369,387
	Chubb Corporation
400,000	6.500%, 5/15/2038	383,856
	CIGNA Corporation
300,000	6.350%, 3/15/2018	264,276
	General Electric Capital Corporation
500,000	2.200%, 6/8/2012	503,229
225,000	5.875%, 1/14/2038	160,714

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
100

Balanced Portfolio

Schedule of Investments as of March 31, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (39.8%)	Value
Financials (2.8%) - continued
	Goldman Sachs Group, Inc.
$675,000	6.600%, 1/15/2012	$674,095
	HSBC Finance Corporation
500,000	5.000%, 6/30/2015	370,497
	HSBC Holdings plc
200,000	6.800%, 6/1/2038	170,066
	J.P. Morgan Chase & Company
500,000	3.125%, 12/1/2011	518,040
	Merrill Lynch & Company, Inc.
450,000	5.000%, 2/3/2014	346,928
	MetLife, Inc.
150,000	5.000%, 6/15/2015	123,416
	Preferred Term Securities XXIII, Ltd.
1,213,881	1.520%, 6/22/2009[d,e]	506,795
	ProLogis Trust
425,000	5.500%, 3/1/2013	251,627
	Prudential Financial, Inc.
225,000	5.700%, 12/14/2036	108,092
	Student Loan Marketing Corporation
450,000	4.000%, 1/15/2010	379,735
	Union Planters Corporation
450,000	4.375%, 12/1/2010	430,111
	Wachovia Bank NA
425,000	4.875%, 2/1/2015	349,194
	Washington Mutual Bank FA
500,000	5.500%, 1/15/2013[g]	50

	Total Financials	6,747,856

Foreign (1.3%)
	Codelco, Inc.
300,000	6.375%, 11/30/2012[f]	316,913
	Kreditanstalt fuer Wiederaufbau
400,000	3.750%, 6/27/2011	417,368
	Province of Newfoundland
500,000	8.650%, 10/22/2022	769,891
	Province of Quebec
600,000	4.875%, 5/5/2014	641,656
	Republic of Italy
750,000	4.375%, 6/15/2013	762,826
300,000	5.375%, 6/12/2017	303,721

	Total Foreign	3,212,375

Mortgage-Backed Securities (11.0%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
25	6.500%, 4/1/2009	24
3,746	7.500%, 8/1/2010	3,879
17,264	7.000%, 2/1/2011	17,711
14,140	6.000%, 5/1/2012	14,837
2,983	8.000%, 6/1/2012	3,158
5,674	7.000%, 8/1/2012	5,931
11,688	6.500%, 11/1/2012	12,280
11,435	6.500%, 8/1/2013	12,032
42,360	6.000%, 2/1/2014	44,528
80,224	5.500%, 4/1/2014	84,254
43,366	6.000%, 4/1/2014	45,545
33,393	6.000%, 4/1/2014	35,101
35,191	6.500%, 6/1/2014	36,997
26,660	7.500%, 9/1/2014	28,117
905,746	5.500%, 12/1/2017	950,958

Principal Amount	Long-Term Fixed Income (39.8%)	Value
Mortgage-Backed Securities (11.0%) - continued
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
$19,747	6.500%, 4/1/2024	$21,059
41,510	9.000%, 11/1/2024	46,261
2,133	9.000%, 4/1/2025	2,375
3,410	7.000%, 9/1/2025	3,679
5,103	8.500%, 9/1/2025	5,595
3,901	8.000%, 1/1/2026	4,273
3,241	6.500%, 5/1/2026	3,452
5,698	7.000%, 5/1/2026	6,156
17,817	6.000%, 7/1/2026	18,795
1,308	7.500%, 7/1/2026	1,426
881	7.500%, 8/1/2026	961
3,193	8.000%, 11/1/2026	3,500
3,450	7.500%, 1/1/2027	3,762
8,819	6.500%, 2/1/2027	9,390
9,963	7.000%, 2/1/2027	10,820
19,104	8.000%, 3/1/2027	20,939
6,817	7.500%, 4/1/2027	7,438
2,059	7.000%, 5/1/2027	2,236
16,863	8.000%, 6/1/2027	18,498
7,019	8.500%, 7/1/2027	7,707
7,352	7.000%, 9/1/2027	7,985
11,406	8.000%, 10/1/2027	12,512
9,911	7.500%, 11/1/2027	10,814
920	6.500%, 12/1/2027	980
3,407	7.500%, 12/1/2027	3,717
43,877	6.500%, 6/1/2028	46,717
20,945	7.000%, 10/1/2028	22,757
62,958	6.500%, 11/1/2028	67,032
1,128	6.500%, 1/1/2029	1,201
70,216	6.000%, 3/1/2029	73,961
35,067	6.500%, 4/1/2029	37,314
65,591	6.000%, 5/1/2029	69,089
75,791	7.000%, 5/1/2029	82,289
28,794	6.500%, 7/1/2029	30,639
19,584	6.500%, 8/1/2029	20,839
11,673	7.000%, 9/1/2029	12,674
13,541	7.000%, 10/1/2029	14,702
9,433	7.500%, 11/1/2029	10,224
9,162	7.000%, 1/1/2030	9,918
33,290	7.500%, 1/1/2030	36,094
9,356	8.000%, 8/1/2030	10,207
44,377	6.000%, 3/1/2031	46,688
180,813	6.000%, 6/1/2031	190,230
146,021	6.000%, 1/1/2032	153,625
588,688	6.000%, 10/1/2032	618,611
3,500,000	5.000%, 4/1/2039[h]	3,609,375
2,050,000	6.000%, 4/1/2039[h]	2,142,890
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
441	9.000%, 4/1/2010	465
1,060	9.000%, 4/1/2010	1,119
986	6.000%, 2/1/2011	1,033
3,816	8.000%, 5/1/2011	4,001
5,282	7.000%, 6/1/2011	5,477
1,649	6.500%, 7/1/2011	1,729
1,516	7.500%, 7/1/2011	1,569
18,549	6.500%, 5/1/2012	19,478
3,475	6.500%, 7/1/2012	3,649

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
101

Balanced Portfolio

Schedule of Investments as of March 31, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (39.8%)	Value
Mortgage-Backed Securities (11.0%) - continued
$20,723	7.000%, 10/1/2012	$21,557
4,392	7.000%, 12/1/2012	4,569
12,266	6.500%, 6/1/2013	12,900
38,454	6.000%, 11/1/2013	40,440
74,747	5.500%, 12/1/2013	78,571
32,392	6.000%, 12/1/2013	34,004
14,779	7.500%, 4/1/2015	15,535
2,000,000	5.000%, 4/1/2024[h]	2,073,750
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
6,093	10.500%, 8/1/2020	6,971
5,889	9.500%, 4/1/2025	6,616
1,077	7.500%, 9/1/2025	1,167
3,709	8.500%, 11/1/2025	4,074
2,506	7.000%, 1/1/2026	2,704
8,513	6.500%, 2/1/2026	9,078
4,591	7.000%, 3/1/2026	4,960
7,016	6.500%, 4/1/2026	7,482
1,584	8.500%, 5/1/2026	1,741
2,414	7.500%, 7/1/2026	2,618
16,281	7.500%, 8/1/2026	17,654
1,921	8.000%, 8/1/2026	2,095
6,537	7.000%, 11/1/2026	7,062
2,868	8.000%, 11/1/2026	3,128
657	7.500%, 12/1/2026	712
1,899	7.500%, 2/1/2027	2,060
6,306	7.000%, 3/1/2027	6,812
6,042	7.500%, 5/1/2027	6,555
9,424	6.500%, 7/1/2027	10,050
10,172	7.000%, 7/1/2027	10,982
3,955	7.500%, 8/1/2027	4,291
37,937	8.000%, 9/1/2027	41,408
11,983	7.000%, 10/1/2027	12,938
37,819	7.500%, 12/1/2027	41,032
6,817	8.000%, 12/1/2027	7,440
18,205	6.500%, 2/1/2028	19,413
6,429	7.000%, 2/1/2028	6,941
106,090	6.500%, 7/1/2028	113,134
32,289	7.000%, 8/1/2028	34,874
44,812	6.500%, 11/1/2028	47,787
16,858	6.500%, 11/1/2028	17,977
2,257	7.000%, 11/1/2028	2,437
110,918	6.000%, 12/1/2028	116,937
33,337	7.000%, 12/1/2028	36,005
41,543	6.000%, 3/1/2029	43,746
52,422	6.500%, 6/1/2029	55,771
74,202	6.000%, 7/1/2029	78,137
14,841	6.500%, 7/1/2029	15,789
64,536	7.500%, 8/1/2029	69,968
48,473	6.000%, 11/1/2029	51,043
21,414	7.000%, 11/1/2029	23,134
29,292	7.000%, 11/1/2029	31,643
20,147	8.500%, 4/1/2030	22,028
8,850	7.500%, 8/1/2030	9,582
124,702	6.500%, 7/1/2031	132,514
51,137	6.500%, 10/1/2031	54,341
60,264	6.500%, 12/1/2031	64,039
75,093	6.500%, 5/1/2032	79,703
424,814	6.500%, 7/1/2032	450,896
11,400,000	5.500%, 4/1/2039[h]	11,831,057

Principal Amount	Long-Term Fixed Income (39.8%)	Value
Mortgage-Backed Securities (11.0%) - continued
	Government National Mortgage Association 15-Yr. Pass Through
$175	6.500%, 5/15/2009	$174
8,215	6.000%, 4/15/2011	8,649
1,466	6.500%, 6/15/2011	1,543
1,096	7.500%, 7/15/2011	1,147
6,593	7.000%, 4/15/2012	6,939
62,097	6.000%, 7/15/2014	65,498
	Government National Mortgage Association 30-Yr. Pass Through
4,059	9.500%, 12/15/2024	4,524
6,784	9.500%, 1/15/2025	7,591
34,377	9.000%, 3/15/2025	37,365
2,840	7.500%, 8/15/2025	3,058
17,914	7.000%, 1/15/2026	19,208
12,978	7.000%, 1/15/2026	13,916
11,673	7.000%, 4/15/2026	12,517
6,420	8.000%, 4/15/2026	6,971
18,207	6.000%, 5/15/2026	19,163
6,333	7.000%, 5/15/2026	6,790
5,841	7.500%, 5/15/2026	6,292
25,875	7.000%, 6/15/2026	27,744
7,238	8.500%, 6/15/2026	7,859
2,656	8.500%, 7/15/2026	2,884
16,583	8.000%, 9/15/2026	18,007
5,602	7.500%, 10/15/2026	6,035
2,771	8.000%, 11/15/2026	3,009
2,943	8.500%, 11/15/2026	3,195
3,426	9.000%, 12/15/2026	3,732
29,426	7.500%, 4/15/2027	31,717
6,592	8.000%, 6/20/2027	7,136
1,285	8.000%, 8/15/2027	1,396
75,549	6.500%, 10/15/2027	80,412
26,894	7.000%, 10/15/2027	28,849
38,094	7.000%, 11/15/2027	40,862
1,305	7.000%, 11/15/2027	1,400
90,936	7.000%, 7/15/2028	97,581
17,135	7.500%, 7/15/2028	18,476
72,045	6.500%, 9/15/2028	76,891
87,505	6.000%, 12/15/2028	92,122
51,474	6.500%, 1/15/2029	54,808
231,010	6.500%, 3/15/2029	245,971
33,772	6.500%, 4/15/2029	35,959
19,741	7.000%, 4/15/2029	21,220
133,545	6.000%, 6/15/2029	140,592
58,663	7.000%, 6/15/2029	63,059
23,959	8.000%, 5/15/2030	26,066
43,811	7.000%, 9/15/2031	47,125
71,464	6.500%, 2/15/2032	76,003

	Total Mortgage-Backed Securities	26,268,585

Technology (0.2%)
	International Business Machines Corporation
500,000	7.500%, 6/15/2013	568,656

	Total Technology	568,656

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
102

Balanced Portfolio

Schedule of Investments as of March 31, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (39.8%)	Value
Transportation (0.1%)
	Union Pacific Corporation
$250,000	6.500%, 4/15/2012	$260,303

	Total Transportation	260,303

U.S. Government (11.4%)
	Federal Farm Credit Bank
1,000,000	5.375%, 7/18/2011	1,082,224
	Federal Home Loan Mortgage Corporation
2,800,000	5.125%, 11/17/2017[b]	3,123,856
	Federal National Mortgage Association
1,500,000	5.625%, 4/17/2028	1,704,009
	Resolution Funding Corporation
1,000,000	8.625%, 1/15/2021	1,493,302
	U.S. Treasury Bonds
1,400,000	7.250%, 5/15/2016	1,845,047
500,000	6.875%, 8/15/2025	716,719
	U.S. Treasury Notes
2,000,000	3.625%, 1/15/2010	2,048,204
3,250,000	4.375%, 12/15/2010	3,452,238
3,500,000	4.500%, 11/30/2011	3,822,109
3,000,000	2.875%, 1/31/2013	3,173,436
1,750,000	2.000%, 11/30/2013	1,786,094
2,000,000	4.250%, 8/15/2014	2,263,750
700,000	4.500%, 2/15/2016	807,625

	Total U.S. Government	27,318,613

Utilities (0.6%)
	Commonwealth Edison Company
225,000	5.900%, 3/15/2036	184,252
	Oncor Electric Delivery Company
425,000	6.375%, 1/15/2015	416,703
	Oneok Partners, LP
225,000	6.650%, 10/1/2036	168,422
	Progress Energy, Inc.
300,000	7.000%, 10/30/2031	277,056
	Southern California Edison Company
225,000	5.000%, 1/15/2014	235,912
	Xcel Energy, Inc.
225,000	6.500%, 7/1/2036	199,711

	Total Utilities	1,482,056

	Total Long-Term Fixed Income (cost $107,971,576)	95,320,185

Shares	Collateral Held for Securities Loaned (2.6%)	Value
6,273,092	Thrivent Financial Securities Lending Trust	6,273,092

	Total Collateral Held for Securities Loaned (cost $6,273,092)	6,273,092

Shares or Principal Amount	Short-Term Investments (5.5%)[i]	Value
	Federal Home Loan Bank Discount Notes
5,000,000	0.170%, 4/14/2009	$4,999,693
	Federal National Mortgage Association Discount Notes
1,050,000	0.397%, 5/14/2009[j]	1,049,506
7,184,684	Thrivent Money Market Portfolio	7,184,684

	Total Short-Term Investments (at amortized cost)	13,233,883

	Total Investments (cost $321,969,426) 110.4%	$264,757,285

	Other Assets and Liabilities, Net (10.4%)	(24,913,828)

	Total Net Assets 100.0%	$239,843,457

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	All or a portion of the security is insured or guaranteed.
d	Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.
e

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Balanced Portfolio owned as of March 31, 2009.

Security	Acquisition Date	Cost
Bear Stearns Commercial Mortgage Securities, Inc.	3/30/2007	$2,500,000
Commercial Mortgage Pass-Through Certificates	10/18/2006	2,000,000
Preferred Term Securities XXIII, Ltd.	9/14/2006	1,213,881
Wachovia Asset Securitization, Inc.	3/16/2007	1,279,034

f

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of March 31, 2009, the value of these investments was $2,552,852 or 1.1% of total net assets.

g	Defaulted security.
h	Denotes investments purchased on a when-issued or delayed delivery basis.
i	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.
j	At March 31, 2009, $1,049,506 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

    Definitions:

REIT	-	Real Estate Investment Trust, is a company that buys, develops, manages and/or sells real estate assets.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
103

Balanced Portfolio

Schedule of Investments as of March 31, 2009

(unaudited)

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$37,158,300
Gross unrealized depreciation	(94,370,441)

Net unrealized appreciation (depreciation)	$(57,212,141)
Cost for federal income tax purposes	$321,969,426

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2009, in valuing Balanced Portfolio’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Fair Valuation Level	Investments in Securities	Other Financial Instruments*
Level 1	$163,387,901	$925,005
Level 2	100,974,201	–
Level 3	395,183	–

Totals (Level 1,2,3)	$264,757,285	$925,005

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Balanced Portfolio as discussed in the Notes to Schedule of Investments.

	Investments in Securities	Other Financial Instruments*
Value December 31, 2008 Accrued	$510,175	$–
Discounts/Premiums	–	–
Realized Gain/(Loss)	–	–
Change in Unrealized Gain/(Loss)	(87,538)	–
Net Purchases/Sales	(5,176)	–
Transfers In and/or Out of Level 3	(22,278)	–

Value March 31, 2009	$395,183	$–

*	Other Financial Instruments include Futures, Forwards, Written Options and Swap agreements.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
S&P 500 Index Futures	34	June 2009	$5,830,795	$6,755,800	$925,005
Total Futures Contracts					$925,005

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Balanced Portfolio , is as follows:

Portfolio	Value December 31, 2008	Gross Purchases	Gross Sales	Shares Held at March 31, 2009	Value March 31, 2009	Income Earned January 1, 2009 - March 31, 2009
Money Market	$12,047,152	$18,549,865	$23,412,333	7,184,684	$7,184,684	$16,311
Thrivent Financial Securities Lending Trust	16,513,429	22,066,004	32,306,341	6,273,092	6,273,092	29,309
Total Value and Income Earned	28,560,581				13,457,776	45,620

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
104

High Yield Portfolio

Schedule of Investments as of March 31, 2009

(unaudited)

Principal Amount	Bank Loans (4.9%)[a]	Value
Basic Materials (0.4%)
	Lyondell Chemical Company, Debtor in Possession Facility Term Loan
$1,200,401	9.168%, 12/15/2009[b,c]	$1,188,997
	Lyondell Chemical Company, Dutch Revolving Credit Loan
53,993	5.750%, 12/20/2012	12,723
	Lyondell Chemical Company, Dutch Tranche A Term Loan
127,025	5.750%, 12/20/2013	29,931
	Lyondell Chemical Company, German Tranche B-1 Euro Term Loan
155,009	6.000%, 12/20/2014	36,525
	Lyondell Chemical Company, German Tranche B-2 Euro Term Loan
155,009	6.000%, 12/20/2014	36,525
	Lyondell Chemical Company, German Tranche B-3 Euro Term Loan
155,009	6.000%, 12/20/2014	36,525
	Lyondell Chemical Company, Primary US Revolving Credit Loan
202,474	5.750%, 12/20/2014	47,709
	Lyondell Chemical Company, Roll-Up Term Loan Facility
1,199,809	5.940%, 12/15/2009	634,399
	Lyondell Chemical Company, US Tranche A Term Loan
385,770	5.750%, 12/20/2013	90,899
	Lyondell Chemical Company, US Tranche B-1 Term Loan
672,628	7.000%, 12/20/2014	158,491
	Lyondell Chemical Company, US Tranche B-2 Term Loan
672,628	7.000%, 12/20/2014	158,491
	Lyondell Chemical Company, US Tranche B-3 Term Loan
672,628	7.000%, 12/20/2014	158,491

	Total Basic Materials	2,589,706

Communications Services (0.4%)
	Charter Communications Operating, LLC, Term Loan
2,892,677	3.311%, 3/6/2014	2,342,258

	Total Communications Services	2,342,258

Consumer Cyclical (1.6%)
	Blockbuster, Inc., Term Loan
2,228,398	5.575%, 8/20/2011	1,454,030
	Ford Motor Company, Term Loan
11,977,311	4.023%, 12/15/2013	5,735,815
	General Motors Corporation, Term Loan
6,642,799	6.849%, 11/29/2013	2,733,910

	Total Consumer Cyclical	9,923,755

Principal Amount	Bank Loans (4.9%)[a]	Value
Consumer Non-Cyclical (1.2%)
	CHS/Community Health Systems, Inc., Term Loan
$162,402	2.768%, 7/25/2014	$140,049
3,183,391	3.454%, 7/25/2014	2,745,229
	HCA, Inc., Term Loan
4,927,598	3.470%, 11/18/2013	4,170,669

	Total Consumer Non-Cyclical	7,055,947

Technology (0.3%)
	Flextronics Semiconductor, Ltd., Term Loan
2,389,366	3.125%, 10/1/2014	1,543,530
686,599	3.381%, 10/1/2014	443,543

	Total Technology	1,987,073

Utilities (1.0%)
	Energy Future Holdings, Term Loan
5,951,731	3.970%, 10/10/2014	3,913,264
	NRG Energy, Inc., Term Loan
738,799	2.720%, 2/1/2013	662,843
1,384,459	2.720%, 2/1/2013	1,242,122

	Total Utilities	5,818,229

	Total Bank Loans (cost $39,069,170)	29,716,968

Principal Amount	Long-Term Fixed Income (89.4%)	Value
Asset-Backed Securities (0.2%)
	Countrywide Home Loans Asset-Backed Securities
2,237,867	0.632%, 4/27/2009[d,e]	1,401,842

	Total Asset-Backed Securities	1,401,842

Basic Materials (8.0%)
	Arch Western Finance, LLC
3,535,000	6.750%, 7/1/2013	3,234,525
	Domtar, Inc.
4,440,000	7.125%, 8/15/2015	2,974,800
	Drummond Company, Inc.
2,525,000	7.375%, 2/15/2016[f]	1,641,250
	FMG Finance, Pty., Ltd.
5,735,000	10.625%, 9/1/2016[f]	4,817,400
	Freeport-McMoRan Copper & Gold, Inc.
2,880,000	8.250%, 4/1/2015	2,757,600
4,295,000	8.375%, 4/1/2017	4,015,825
	Georgia-Pacific Corporation
1,640,000	8.125%, 5/15/2011[g]	1,629,750
2,115,000	7.125%, 1/15/2017[f]	1,956,375
	Graphic Packaging International Corporation
5,160,000	9.500%, 8/15/2013[g]	3,689,400
	Griffin Coal Mining Company, Pty., Ltd.
3,475,000	9.500%, 12/1/2016[f]	1,224,937
	Jefferson Smurfit Corporation
1,520,000	8.250%, 10/1/2012[g,h]	190,000
	Mosaic Global Holdings, Inc., Convertible
3,450,000	7.375%, 12/1/2014[f]	3,381,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
105

High Yield Portfolio

Schedule of Investments as of March 31, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (89.4%)	Value
Basic Materials (8.0%) - continued
	NewPage Corporation
$2,430,000	10.000%, 5/1/2012	$844,425
	Peabody Energy Corporation
5,210,000	6.875%, 3/15/2013	5,079,750
	Rock-Tenn Company
850,000	9.250%, 3/15/2016	847,875
	Ryerson, Inc.
2,300,000	12.000%, 11/1/2015[f]	1,305,250
	Smurfit-Stone Container Enterprises, Inc.
2,160,000	8.000%, 3/15/2017[h]	259,200
	Southern Copper Corporation
1,970,000	7.500%, 7/27/2035	1,428,806
	Steel Dynamics, Inc.
5,420,000	7.750%, 4/15/2016[f]	3,712,700
	Terra Capital, Inc.
4,210,000	7.000%, 2/1/2017	3,873,200

	Total Basic Materials	48,864,068

Capital Goods (10.4%)
	Allied Waste North America, Inc.
4,830,000	7.875%, 4/15/2013	4,805,850
	Ball Corporation
2,525,000	6.625%, 3/15/2018	2,455,562
	Berry Plastics Holding Corporation
1,800,000	8.875%, 9/15/2014	1,008,000
	Case New Holland, Inc.
2,900,000	7.125%, 3/1/2014	2,131,500
	Crown Americas, Inc.
2,150,000	7.625%, 11/15/2013	2,158,062
2,150,000	7.750%, 11/15/2015	2,160,750
	DRS Technologies, Inc.
3,400,000	6.625%, 2/1/2016	3,453,390
	Graham Packaging Company, Inc.
3,515,000	9.875%, 10/15/2014[g]	2,267,175
	L-3 Communications Corporation
5,000,000	6.125%, 1/15/2014	4,725,000
3,970,000	6.375%, 10/15/2015	3,741,725
	Legrand SA
1,150,000	8.500%, 2/15/2025	968,480
	Leucadia National Corporation
6,600,000	7.125%, 3/15/2017	4,521,000
	Mueller Water Products, Inc.
1,780,000	7.375%, 6/1/2017	916,700
	Norcraft Companies, LP/Norcraft Finance Corporation
2,340,000	9.000%, 11/1/2011	1,989,000
	Owens-Brockway Glass Container, Inc.
1,630,000	8.250%, 5/15/2013	1,638,150
	Owens-Illinois, Inc.
5,750,000	7.800%, 5/15/2018[g]	5,577,500
	Plastipak Holdings, Inc.
3,495,000	8.500%, 12/15/2015[f]	2,446,500
	RBS Global, Inc./Rexnord Corporation
3,125,000	9.500%, 8/1/2014[g]	2,531,250
	Rental Services Corporation
2,400,000	9.500%, 12/1/2014	1,176,000

Principal Amount	Long-Term Fixed Income (89.4%)	Value
Capital Goods (10.4%) - continued
	SPX Corporation
$4,020,000	7.625%, 12/15/2014	$3,859,200
	TransDigm, Inc.
6,585,000	7.750%, 7/15/2014	6,140,513
	United Rentals North America, Inc.
2,260,000	6.500%, 2/15/2012	1,808,000
	United Rentals North America, Inc., Convertible
1,150,000	1.875%, 10/15/2023	851,000

	Total Capital Goods	63,330,307

Commercial Mortgage-Backed Securities (0.3%)
	Greenwich Capital Commercial Funding Corporation
4,000,000	5.867%, 12/10/2049	1,724,348

	Total Commercial Mortgage-Backed Securities	1,724,348

Communications Services (18.1%)
	American Tower Corporation
5,900,000	7.000%, 10/15/2017	5,811,500
	Centennial Communications Corporation
6,950,000	7.185%, 4/1/2009[e]	6,950,000
3,940,000	8.125%, 2/1/2014	4,058,200
	Charter Communications Operating, LLC
2,880,000	8.375%, 4/30/2014[f,h]	2,534,400
	Citizens Communications Company
4,170,000	9.250%, 5/15/2011	4,232,550
	Cricket Communications, Inc.
3,870,000	9.375%, 11/1/2014	3,686,175
	Crown Castle International Corporation
5,160,000	9.000%, 1/15/2015	5,172,900
	CSC Holdings, Inc.
2,870,000	8.500%, 4/15/2014[f]	2,826,950
3,450,000	8.500%, 6/15/2015[f]	3,372,375
1,150,000	8.625%, 2/15/2019[f]	1,106,875
	Dex Media West, LLC/Dex Media West Finance Company
1,310,000	9.875%, 8/15/2013	262,000
	DIRECTV Holdings, LLC
5,780,000	7.625%, 5/15/2016	5,664,400
	EchoStar DBS Corporation
4,220,000	7.125%, 2/1/2016	3,776,900
	Intelsat Subsidiary Holding Company, Ltd.
300,000	8.875%, 1/15/2015[f]	278,250
7,740,000	8.875%, 1/15/2015[f]	7,217,550
	Intelsat, Ltd.
6,170,000	Zero Coupon, 2/1/2010[f,i]	5,121,100
	Mediacom, LLC/Mediacom Capital Corporation
5,770,000	9.500%, 1/15/2013	5,394,950
	MetroPCS Wireless, Inc.
4,550,000	9.250%, 11/1/2014	4,413,500
1,150,000	9.250%, 11/1/2014[f]	1,109,750
	Nextel Communications, Inc.
1,730,000	6.875%, 10/31/2013	986,100

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
106

High Yield Portfolio

Schedule of Investments as of March 31, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (89.4%)	Value
Communications Services (18.1%) - continued
	NTL Cable plc
$5,330,000	9.125%, 8/15/2016	$4,956,900
	Quebecor Media, Inc.
3,430,000	7.750%, 3/15/2016	2,606,800
	Qwest Communications International, Inc.
1,270,000	7.500%, 2/15/2014	1,098,550
	Qwest Corporation
5,530,000	7.875%, 9/1/2011	5,447,050
1,650,000	7.625%, 6/15/2015	1,485,000
	R.H. Donnelley Corporation
4,605,000	6.875%, 1/15/2013[g]	253,275
	Sprint Capital Corporation
1,750,000	8.375%, 3/15/2012	1,575,000
	Time Warner Telecom Holdings, Inc.
5,890,000	9.250%, 2/15/2014[g]	5,683,850
	Videotron Ltee
5,560,000	6.875%, 1/15/2014	5,254,200
860,000	9.125%, 4/15/2018[f]	873,975
1,430,000	9.125%, 4/15/2018[f]	1,453,238
	Virgin Media Finance plc
2,840,000	8.750%, 4/15/2014	2,683,800
	Windstream Corporation
1,270,000	8.625%, 8/1/2016	1,247,775
2,100,000	7.000%, 3/15/2019	1,848,000

	Total Communications Services	110,443,838

Consumer Cyclical (16.8%)
	AutoNation, Inc.
2,840,000	7.000%, 4/15/2014	2,513,400
	Beazer Homes USA, Inc.
1,205,000	8.625%, 5/15/2011	385,600
	Blockbuster, Inc.
3,450,000	9.000%, 9/1/2012[g]	1,552,500
	Boyd Gaming Corporation
5,180,000	6.750%, 4/15/2014[g]	3,004,400
	Circus & Eldorado Joint Venture/Silver Legacy Capital Corporation
4,110,000	10.125%, 3/1/2012	2,671,500
	Dollarama Group, LP
1,970,000	8.573%, 6/15/2009[e]	886,500
5,760,000	8.875%, 8/15/2012	4,924,800
	Firekeepers Development Authority
6,600,000	13.875%, 5/15/2015[f]	4,026,000
	Fontainebleau Las Vegas Holdings, LLC
6,820,000	10.250%, 6/15/2015[f]	204,600
	Ford Motor Credit Company, LLC
2,880,000	7.375%, 10/28/2009	2,582,928
5,180,000	7.375%, 2/1/2011	3,914,573
3,430,000	7.000%, 10/1/2013[g]	2,293,511
	Gaylord Entertainment Company
2,240,000	6.750%, 11/15/2014	1,377,600
	Group 1 Automotive, Inc.
5,160,000	8.250%, 8/15/2013	3,973,200
	Hanesbrands, Inc.
2,460,000	5.698%, 6/15/2009[e]	1,635,900

Principal Amount	Long-Term Fixed Income (89.4%)	Value
Consumer Cyclical (16.8%) - continued
	Host Hotels & Resorts, LP
$3,460,000	6.875%, 11/1/2014	$2,664,200
	KB Home
3,960,000	6.250%, 6/15/2015[g]	3,069,000
	Lear Corporation
5,180,000	8.500%, 12/1/2013	1,165,500
	Limited Brands, Inc.
2,700,000	6.900%, 7/15/2017	1,853,434
	Macy’s Retail Holdings, Inc.
3,450,000	7.875%, 7/15/2015	2,546,297
	MGM MIRAGE
4,480,000	8.500%, 9/15/2010[g]	1,836,800
6,500,000	7.500%, 6/1/2016[g]	2,275,000
	Norcraft Holdings, LP/Norcraft Capital Corporation
1,655,000	9.750%, 9/1/2012	1,307,450
	Perry Ellis International, Inc.
2,800,000	8.875%, 9/15/2013	1,638,000
	Pinnacle Entertainment, Inc.
3,450,000	8.250%, 3/15/2012	3,018,750
2,520,000	7.500%, 6/15/2015	1,562,400
	Pokagon Gaming Authority
4,193,000	10.375%, 6/15/2014[f]	3,480,190
	Pulte Homes, Inc.
1,150,000	7.875%, 8/1/2011	1,104,000
2,850,000	5.200%, 2/15/2015	2,255,062
	Rite Aid Corporation
6,505,000	8.625%, 3/1/2015[g]	1,463,625
1,700,000	7.500%, 3/1/2017	875,500
	Sally Holdings, LLC
4,010,000	9.250%, 11/15/2014[g]	3,799,475
	Seminole Hard Rock Entertainment
3,370,000	3.820%, 6/15/2009[e,f]	1,752,400
	Service Corporation International
2,100,000	6.750%, 4/1/2015	1,848,000
	Shingle Springs Tribal Gaming Authority
6,350,000	9.375%, 6/15/2015[f]	2,635,250
	Speedway Motorsports, Inc.
4,465,000	6.750%, 6/1/2013	3,739,437
	Stewart Enterprises, Inc., Convertible
2,060,000	3.125%, 7/15/2014	1,261,750
	Tunica Biloxi Gaming Authority
6,510,000	9.000%, 11/15/2015[j]	5,273,100
	Turning Stone Resort Casino Enterprise
2,000,000	9.125%, 12/15/2010[j]	1,560,000
4,060,000	9.125%, 9/15/2014[j]	2,476,600
	Universal City Development Services
1,730,000	11.750%, 4/1/2010	1,483,475
	Universal City Florida Holding Company I/II
4,855,000	5.920%, 5/1/2009[e]	1,699,250
	Vail Resorts, Inc.
3,360,000	6.750%, 2/15/2014	2,889,600
	Warnaco, Inc.
4,145,000	8.875%, 6/15/2013	3,896,300

	Total Consumer Cyclical	102,376,857

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
107

High Yield Portfolio

Schedule of Investments as of March 31, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (89.4%)	Value
Consumer Non-Cyclical (12.9%)
	Biomet, Inc.
$5,900,000	10.000%, 10/15/2017[f]	$5,841,000
2,310,000	11.625%, 10/15/2017	2,038,575
	Boston Scientific Corporation
4,185,000	5.450%, 6/15/2014	3,829,275
	Community Health Systems, Inc.
4,680,000	8.875%, 7/15/2015	4,422,600
	Constellation Brands, Inc.
4,970,000	7.250%, 9/1/2016	4,721,500
	DaVita, Inc.
2,875,000	7.250%, 3/15/2015[g]	2,763,594
	HCA, Inc.
8,350,000	6.750%, 7/15/2013	6,241,625
5,170,000	9.625%, 11/15/2016	4,123,075
1,150,000	9.875%, 2/15/2017[f]	1,086,750
	Jarden Corporation
3,730,000	7.500%, 5/1/2017[g]	3,002,650
	Michael Foods, Inc.
3,240,000	8.000%, 11/15/2013	2,883,600
	Omnicare, Inc.
7,480,000	6.875%, 12/15/2015	6,694,600
	Pinnacle Foods Finance, LLC
3,720,000	9.250%, 4/1/2015[g]	2,957,400
	Select Medical Corporation
1,700,000	7.654%, 9/15/2009[e,g]	909,500
3,945,000	7.625%, 2/1/2015	2,554,387
	Stater Brothers Holdings, Inc.
2,150,000	8.125%, 6/15/2012	2,117,750
	Sun Healthcare Group, Inc.
3,410,000	9.125%, 4/15/2015	3,188,350
	SUPERVALU, Inc.
2,680,000	7.500%, 11/15/2014	2,616,350
	Surgical Care Affiliates, Inc.
3,780,000	8.875%, 7/15/2015[j]	2,192,400
	Tenet Healthcare Corporation
1,700,000	7.375%, 2/1/2013	1,351,500
1,530,000	9.000%, 5/1/2015[f]	1,476,450
1,530,000	10.000%, 5/1/2018[f]	1,480,275
	Vanguard Health Holding Company II, LLC
1,660,000	9.000%, 10/1/2014	1,464,950
	Ventas Realty, LP/Ventas Capital Corporation
4,490,000	6.500%, 6/1/2016	3,883,850
	Visant Holding Corporation
4,685,000	10.250%, 12/1/2013	4,357,050

	Total Consumer Non-Cyclical	78,199,056

Energy (6.7%)
	Chesapeake Energy Corporation
2,290,000	7.500%, 9/15/2013	2,095,350
4,150,000	6.250%, 1/15/2018[g]	3,237,000
	Connacher Oil and Gas, Ltd.
3,440,000	10.250%, 12/15/2015[f]	1,083,600
	Denbury Resources, Inc.
3,035,000	7.500%, 12/15/2015	2,640,450
1,720,000	9.750%, 3/1/2016	1,659,800
	Forest Oil Corporation
4,130,000	7.250%, 6/15/2019	3,262,700
	Helix Energy Solutions Group, Inc.
3,450,000	9.500%, 1/15/2016[f]	2,035,500

Principal Amount	Long-Term Fixed Income (89.4%)	Value
Energy (6.7%) - continued
	Hornbeck Offshore Services, Inc.
$2,135,000	6.125%, 12/1/2014	$1,622,600
	Key Energy Services, Inc.
3,900,000	8.375%, 12/1/2014	2,457,000
	Newfield Exploration Company
3,900,000	6.625%, 4/15/2016	3,490,500
	PetroHawk Energy Corporation
3,690,000	9.125%, 7/15/2013	3,542,400
850,000	10.500%, 8/1/2014[f]	845,750
	Plains Exploration & Production Company
3,220,000	7.750%, 6/15/2015	2,769,200
7,200,000	10.000%, 3/1/2016	6,804,000
	Southwestern Energy Company
3,450,000	7.500%, 2/1/2018[f]	3,329,250

	Total Energy	40,875,100

Financials (2.3%)
	Bank of America Corporation
3,660,000	8.125%, 5/15/2018	1,500,929
	Countrywide Financial Corporation
2,880,000	6.250%, 5/15/2016	2,396,077
	Deluxe Corporation
1,425,000	7.375%, 6/1/2015	1,054,500
	FTI Consulting, Inc.
2,050,000	7.625%, 6/15/2013	2,065,375
	General Motors Acceptance Corporation, LLC
6,512,000	6.875%, 9/15/2011[f]	4,627,557
	Lender Processing Services, Inc.
720,000	8.125%, 7/1/2016	714,600
	Nuveen Investments, Inc.
2,870,000	10.500%, 11/15/2015[f]	803,600
	Rouse Company, LP
2,900,000	3.625%, 3/15/2009	826,500

	Total Financials	13,989,138

Technology (2.7%)
	Amkor Technology, Inc.
2,880,000	7.750%, 5/15/2013	2,318,400
	Avago Technologies Finance Pte
650,000	6.761%, 6/1/2009[e]	521,625
4,440,000	10.125%, 12/1/2013	3,951,600
	First Data Corporation
2,870,000	9.875%, 9/24/2015	1,678,950
	NXP BV/NXP Funding, LLC
1,600,000	3.844%, 4/15/2009[e]	270,000
4,990,000	9.500%, 10/15/2015	548,900
	Seagate Technology HDD Holdings
4,805,000	6.800%, 10/1/2016	2,786,900
	SunGard Data Systems, Inc.
1,730,000	9.125%, 8/15/2013	1,505,100
4,430,000	10.250%, 8/15/2015	3,101,000

	Total Technology	16,682,475

Transportation (2.7%)
	Continental Airlines, Inc.
2,928,370	7.875%, 7/2/2018	1,595,962
	Delta Air Lines, Inc.
2,670,000	7.920%, 11/18/2010	2,136,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
108

High Yield Portfolio

Schedule of Investments as of March 31, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (89.4%)	Value
Transportation (2.7%) - continued
	Hertz Corporation
$1,825,000	8.875%, 1/1/2014	$1,106,406
	Kansas City Southern de Mexico SA de CV
3,220,000	7.625%, 12/1/2013	2,608,200
1,130,000	7.375%, 6/1/2014	892,700
	Kansas City Southern Railway Company
580,000	13.000%, 12/15/2013	591,600
	Navios Maritime Holdings, Inc.
3,300,000	9.500%, 12/15/2014	1,881,000
	United Air Lines, Inc.
2,084,216	7.730%, 7/1/2010	1,990,427
	Windsor Petroleum Transport Corporation
3,500,000	7.840%, 1/15/2021[j]	3,328,619

	Total Transportation	16,130,914

Utilities (8.3%)
	AES Corporation
1,616,000	8.750%, 5/15/2013[f]	1,591,760
3,800,000	7.750%, 10/15/2015	3,315,500
3,800,000	8.000%, 10/15/2017[g]	3,258,500
	Copano Energy, LLC
3,990,000	8.125%, 3/1/2016	3,371,550
	Dynegy Holdings, Inc.
2,020,000	6.875%, 4/1/2011[g]	1,797,800
2,125,000	8.375%, 5/1/2016	1,439,687
	Edison Mission Energy
2,230,000	7.500%, 6/15/2013	1,761,700
3,710,000	7.000%, 5/15/2017	2,708,300
3,710,000	7.200%, 5/15/2019	2,578,450
	El Paso Corporation
860,000	12.000%, 12/12/2013	905,150
2,530,000	6.875%, 6/15/2014[g]	2,253,517
860,000	8.250%, 2/15/2016	804,100
2,530,000	7.000%, 6/15/2017	2,154,753
	Ferrellgas Partners, LP
3,460,000	6.750%, 5/1/2014[f]	2,906,400
	NRG Energy, Inc.
5,580,000	7.375%, 2/1/2016	5,189,400
	Regency Energy Partners, LP
3,350,000	8.375%, 12/15/2013	2,847,500
	SemGroup, LP
4,890,000	8.750%, 11/15/2015[f,h]	171,150
	Southern Star Central Corporation
2,503,000	6.750%, 3/1/2016	2,090,005
	Texas Competitive Electric Holdings Company, LLC
8,620,000	10.250%, 11/1/2015	4,310,000
	Williams Companies, Inc.
2,940,000	7.625%, 7/15/2019	2,748,900
	Williams Partners, LP
2,400,000	7.250%, 2/1/2017	2,040,000

	Total Utilities	50,244,122

	Total Long-Term Fixed Income (cost $687,923,493)	544,262,065

Shares	Preferred Stock (0.8%)	Value
Financials (0.8%)
91,000	Bank of America Corporation,
	8.625%	$950,950
3,400	Bank of America Corporation, Convertible, 7.250%	1,443,300
86,177	Credit Suisse XLF Equity-Linked Note, Convertible, 11.100%[k,l]	757,496
1,381	Preferred Blocker, Inc., 7.000%[f]	274,948
3,000	Wells Fargo & Company, Convertible, 7.500%	1,436,970

	Total Financials	4,863,664

	Total Preferred Stock (cost $8,754,613)	4,863,664

Shares	Common Stock (0.1%)	Value
Consumer Discretionary (<0.1%)
121,520	TVMAX Holdings, Inc.[k,m]	0

	Total Consumer Discretionary	0

Materials (<0.1%)
30	Pliant Corporation[h,k,m]	0
80,000	ZSC Specialty Chemical plc, Preferred Stock Warrants[j,k,m]	0
80,000	ZSC Specialty Chemical plc, Stock Warrants[j,k,m]	0

	Total Materials	0

Telecommunications Services (<0.1%)
4,621	XO Holdings, Inc.[k]	901
9,243	XO Holdings, Inc., Class A Stock Warrants[k]	37
6,932	XO Holdings, Inc., Class B Stock Warrants[k]	28
6,932	XO Holdings, Inc., Class C Stock Warrants[k]	7

	Total Telecommunications Services	973

Utilities (0.1%)
51,692	NRG Energy, Inc.[g,k]	909,779

	Total Utilities	909,779

	Total Common Stock (cost $7,826,202)	910,752

Shares	Collateral Held for Securities Loaned (6.7%)	Value
41,037,610	Thrivent Financial Securities Lending Trust	41,037,610

	Total Collateral Held for Securities Loaned (cost $41,037,610)	41,037,610

Shares or Principal Amount	Short-Term Investments (3.5%)[n]	Value
	Federal Home Loan Bank Discount Notes
1,400,000	0.383%, 5/14/2009[o]	1,399,360

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
109

High Yield Portfolio

Schedule of Investments as of March 31, 2009

(unaudited)

Shares or Principal Amount	Short-Term Investments (3.5%)[n]	Value
	Federal Home Loan Mortgage Corporation Discount Notes
2,525,000	0.050%, 4/20/2009	$2,524,933
	Federal National Mortgage Association Discount Notes
5,000,000	0.050%, 4/13/2009	4,999,917
3,750,000	0.409%, 5/14/2009[o]	3,748,185
	Park Avenue Receivables Corporation
4,300,000	0.250%, 4/1/2009	4,300,000
4,114,153	Thrivent Money Market Portfolio	4,114,153

	Total Short-Term Investments (at amortized cost)	21,086,548

	Total Investments (cost $805,697,636) 105.4%	$641,877,607

	Other Assets and Liabilities, Net (5.4%)	(32,944,717)

	Total Net Assets 100.0%	$608,932,890

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	All or a portion of the security is insured or guaranteed.
e	Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.
f

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of March 31, 2009, the value of these investments was $86,032,305 or 14.1% of total net assets.

g	All or a portion of the security is on loan.
h	In bankruptcy.
i	Denotes step coupon bonds for which the current interest rate and next scheduled reset date are shown.
j

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities High Yield Portfolio owned as of March 31, 2009.

Security	Acquisition Date	Cost
Surgical Care Affiliates, Inc.	6/21/2007	$3,780,000
Tunica Biloxi Gaming Authority	11/8/2005	6,522,846
Turning Stone Resort Casino Enterprise	9/8/2006	4,115,825
Turning Stone Resort Casino Enterprise	5/1/2007	2,017,515
Windsor Petroleum Transport Corporation	4/15/1998	2,883,157
ZSC Specialty Chemical plc, Preferred Stock Warrants	6/24/1999	47,567
ZSC Specialty Chemical plc, Stock Warrants	6/24/1999	111,712

k	Non-income producing security.
l	These securities are Equity-Linked Structured Securities.
m	Security is fair valued as discussed in the Notes to Schedule of Investments.
n	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.
o	At March 31, 2009, $3,770,209 of investments were pledged as collateral with the custodian under the agreement between the counterparty, the custodian and the fund for open swap contracts.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$3,783,269
Gross unrealized depreciation	(167,603,298)

Net unrealized appreciation (depreciation)	$(163,820,029)

Cost for federal income tax purposes	$805,697,636

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2009, in valuing High Yield Portfolio’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Fair Valuation Level	Investments in Securities	Other Financial Instruments*
Level 1	$49,893,735	$–
Level 2	587,494,414	(1,867,097)
Level 3	4,489,458	–

Totals (Level 1,2,3)	$641,877,607	($1,867,097)

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for High Yield Portfolio as discussed in the Notes to Schedule of Investments.

	Investments in Securities	Other Financial Instruments*
Value December 31, 2008	$4,883,654	$–
Accrued Discounts/Premiums	(1,943)	–
Realized Gain/(Loss)	(1,333,817)	–
Change in Unrealized Gain/(Loss)	1,238,073	–
Net Purchases/Sales	(21,560)	–
Transfers In and/or Out of Level 3	(274,949)	–

Value March 31, 2009	$4,489,458	$–

*	Other Financial Instruments include Futures, Forwards, Written Options and Swap agreements.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
110

High Yield Portfolio

Schedule of Investments as of March 31, 2009

(unaudited)

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Upfront Payments Received (Made)	Value[3]	Unrealized Gain/(Loss)
CDX HY, Series 11, 5 Year, at 5.00%; Bank of America	Sell	12/20/2013	$3,482,300	$846,038	($1,084,034)	($237,996)
LCDX, Series 10, 5 Year, at 3.25%; J.P. Morgan Chase and Co.	Sell	6/20/2013	7,820,000	485,883	(2,114,984)	(1,629,101)
Total Credit Default Swaps					($3,199,018)	($1,867,097)

1

As the buyer of protection, High Yield Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, High Yield Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.

2	The maximum potential amount of future payments High Yield Portfolio could be required to make as the seller or receive as the buyer of protection.
3

The market value for credit indices (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. In the case when protection has been sold, the market value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The market value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in High Yield Portfolio , is as follows:

Portfolio	Value December 31, 2008	Gross Purchases	Gross Sales	Shares Held at March 31, 2009	Value March 31, 2009	Income Earned January 1, 2009 - March 31, 2009
Money Market	$6,177,798	$15,967,723	$18,031,368	4,114,153	$4,114,153	$21,889
Thrivent Financial Securities Lending Trust	49,481,715	55,770,341	64,214,446	41,037,610	41,037,610	63,678
Total Value and Income Earned	55,659,513				45,151,763	85,567

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
111

Diversified Income Plus Portfolio

Schedule of Investments as of March 31, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (69.0%)	Value
Asset-Backed Securities (6.1%)
	Americredit Automobile Receivables Trust
$962,553	5.490%, 7/6/2012[a]	$931,325
	GAMUT Reinsurance, Ltd.
650,000	8.170%, 4/30/2009[b,c]	589,095
250,000	16.170%, 4/30/2009[b,c]	190,000
	GMAC Mortgage Corporation Loan Trust
675,000	6.180%, 5/25/2036[a]	503,513
	Merna Re, Ltd.
400,000	2.970%, 6/30/2009[b,c]	368,480
400,000	3.982%, 6/30/2009[b,c]	367,800
	Residential Asset Mortgage Products, Inc.
1,110,541	4.547%, 12/25/2034	696,299
	Residential Funding Mortgage Securities
529,655	4.470%, 7/25/2018[a]	488,507

	Total Asset-Backed Securities	4,135,019

Basic Materials (3.0%)
	Airgas, Inc.
100,000	7.125%, 10/1/2018[b]	96,000
	Arch Western Finance, LLC
160,000	6.750%, 7/1/2013	146,400
	Cascades, Inc.
100,000	7.250%, 2/15/2013	55,750
	Domtar, Inc.
185,000	7.125%, 8/15/2015	123,950
	Drummond Company, Inc.
130,000	7.375%, 2/15/2016[b]	84,500
	FMG Finance, Pty., Ltd.
230,000	10.625%, 9/1/2016[b]	193,200
	Georgia-Pacific Corporation
90,000	8.125%, 5/15/2011[d]	89,437
340,000	7.125%, 1/15/2017[b]	314,500
	Graphic Packaging International Corporation
110,000	9.500%, 8/15/2013	78,650
	Griffin Coal Mining Company, Pty., Ltd.
240,000	9.500%, 12/1/2016[b]	84,600
	Invista
110,000	9.250%, 5/1/2012[b]	98,450
	Jefferson Smurfit Corporation
80,000	8.250%, 10/1/2012[d,e]	10,000
	Nalco Company
205,000	8.875%, 11/15/2013	196,800
	NewPage Corporation
100,000	12.000%, 5/1/2013	21,000
	Peabody Energy Corporation
200,000	5.875%, 4/15/2016	178,000
	Smurfit-Stone Container Enterprises, Inc.
160,000	8.000%, 3/15/2017[e]	19,200
	Stora Enso Oyj
200,000	6.404%, 4/15/2016[b]	112,000
	Terra Capital, Inc.
120,000	7.000%, 2/1/2017	110,400

	Total Basic Materials	2,012,837

Principal Amount	Long-Term Fixed Income (69.0%)	Value
Capital Goods (3.2%)
	Case New Holland, Inc.
$210,000	7.125%, 3/1/2014	$154,350
	Crown Americas, Inc.
100,000	7.625%, 11/15/2013	100,375
100,000	7.750%, 11/15/2015	100,500
	L-3 Communications Corporation
260,000	5.875%, 1/15/2015	241,150
	Legrand SA
100,000	8.500%, 2/15/2025	84,216
	Leucadia National Corporation
360,000	7.125%, 3/15/2017	246,600
	Mueller Water Products, Inc.
140,000	7.375%, 6/1/2017	72,100
	Owens Corning, Inc.
185,000	6.500%, 12/1/2016	135,726
	Owens-Brockway Glass Container, Inc.
70,000	8.250%, 5/15/2013	70,350
	Owens-Illinois, Inc.
210,000	7.500%, 5/15/2010[d]	212,100
	RBS Global, Inc./Rexnord Corporation
210,000	9.500%, 8/1/2014	170,100
	SPX Corporation
205,000	7.625%, 12/15/2014	196,800
	Terex Corporation
205,000	8.000%, 11/15/2017	166,050
	TransDigm, Inc.
110,000	7.750%, 7/15/2014	102,575
	United Rentals North America, Inc.
270,000	7.000%, 2/15/2014	136,350

	Total Capital Goods	2,189,342

Collateralized Mortgage Obligations (12.4%)
	Bear Stearns Adjustable Rate Mortgage Trust
1,373,075	4.625%, 8/25/2010[c]	828,710
	Citigroup Mortgage Loan Trust, Inc.
851,356	5.500%, 11/25/2035	572,688
	Citimortgage Alternative Loan Trust
1,111,401	5.750%, 4/25/2037	571,845
	Countrywide Alternative Loan Trust
536,698	6.000%, 1/25/2037	407,642
	Deutsche Alt-A Securities, Inc.
1,644,121	2.593%, 4/1/2009[c]	654,914
525,787	5.500%, 10/25/2021	390,397
	First Horizon ABS Trust
808,542	5.846%, 8/25/2037	418,163
	J.P. Morgan Alternative Loan Trust
347,390	0.592%, 4/25/2009[c]	308,267
	J.P. Morgan Mortgage Trust
418,736	6.500%, 1/25/2035	294,424
822,698	6.044%, 10/25/2036	539,973
	MASTR Alternative Loans Trust
1,057,781	6.500%, 5/25/2034	902,419
455,838	6.500%, 7/25/2034	320,511

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
112

Diversified Income Plus Portfolio

Schedule of Investments as of March 31, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (69.0%)	Value
Collateralized Mortgage Obligations (12.4%) - continued
	Washington Mutual Mortgage Pass-Through Certificates
$1,300,591	2.383%, 4/1/2009[c]	$402,067
927,599	5.871%, 8/25/2046	724,059
	Wells Fargo Mortgage Backed Securities Trust
1,728,575	6.032%, 9/25/2036	381,474
876,414	6.000%, 7/25/2037	582,267

	Total Collateralized Mortgage Obligations	8,299,820

Commercial Mortgage-Backed Securities (4.6%)
	Commercial Mortgage Pass-Through Certificates
2,000,000	0.736%, 4/15/2009[c,f]	1,088,662
	Greenwich Capital Commercial Funding Corporation
750,000	5.867%, 12/10/2049	323,315
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
1,250,000	5.336%, 5/15/2047	832,942
	Wachovia Bank Commercial Mortgage Trust
2,000,000	0.676%, 4/15/2009[c,f]	841,656

	Total Commercial Mortgage-Backed Securities	3,086,575

Communications Services (7.6%)
	American Tower Corporation
70,000	7.000%, 10/15/2017	68,950
	Charter Communications Operating, LLC
100,000	8.000%, 4/30/2012[b,e]	91,500
200,000	8.375%, 4/30/2014[b,e]	176,000
	Cincinnati Bell, Inc.
205,000	7.250%, 7/15/2013	195,775
	Cricket Communications, Inc.
205,000	9.375%, 11/1/2014	195,262
	CSC Holdings, Inc.
100,000	8.500%, 4/15/2014[b]	98,500
	Dex Media West, LLC/Dex Media West Finance Company
100,000	8.500%, 8/15/2010[d]	50,000
70,000	9.875%, 8/15/2013	14,000
	DIRECTV Holdings, LLC
165,000	6.375%, 6/15/2015	155,513
190,000	7.625%, 5/15/2016	186,200
	EchoStar DBS Corporation
215,000	6.625%, 10/1/2014	192,425
	Intelsat Subsidiary Holding Company, Ltd.
160,000	8.500%, 1/15/2013[b]	150,800
205,000	8.875%, 1/15/2015[b]	191,162
	Interpublic Group of Companies, Inc.
205,000	6.250%, 11/15/2014	129,150
	Lamar Media Corporation
100,000	7.250%, 1/1/2013[d]	86,125
90,000	6.625%, 8/15/2015	64,800

Principal Amount	Long-Term Fixed Income (69.0%)	Value
Communications Services (7.6%) - continued
	Liberty Media Corporation
$220,000	5.700%, 5/15/2013	$163,316
	Mediacom Broadband, LLC
210,000	8.500%, 10/15/2015	189,000
	Nextel Communications, Inc.
100,000	7.375%, 8/1/2015	53,000
	NTL Cable plc
170,000	9.125%, 8/15/2016	158,100
	Quebecor Media, Inc.
250,000	7.750%, 3/15/2016	190,000
	Qwest Communications International, Inc.
200,000	7.250%, 2/15/2011	193,000
	Qwest Corporation
250,000	7.875%, 9/1/2011	246,250
	R.H. Donnelley Corporation
200,000	6.875%, 1/15/2013	11,000
	R.H. Donnelley, Inc.
4,000	11.750%, 5/15/2015[b]	520
	Sprint Capital Corporation
210,000	8.375%, 3/15/2012	189,000
	Sprint Nextel Corporation
145,000	6.000%, 12/1/2016	103,675
	Time Warner Cable, Inc.
200,000	5.850%, 5/1/2017	179,299
300,000	8.250%, 4/1/2019	308,287
	Verizon Communications, Inc.
300,000	6.350%, 4/1/2019	296,382
	Verizon Wireless Capital, LLC
300,000	8.500%, 11/15/2018[b]	342,696
	Videotron Ltee
260,000	6.875%, 1/15/2014	245,700
	Windstream Corporation
200,000	8.625%, 8/1/2016	196,500

	Total Communications Services	5,111,887

Consumer Cyclical (6.5%)
	AutoNation, Inc.
100,000	7.000%, 4/15/2014	88,500
	Boyd Gaming Corporation
100,000	6.750%, 4/15/2014	58,000
	Centex Corporation
300,000	7.500%, 1/15/2012	269,250
	Circus & Eldorado Joint Venture/Silver Legacy Capital Corporation
180,000	10.125%, 3/1/2012	117,000
	Corrections Corporation of America
130,000	6.250%, 3/15/2013	124,475
	CVS Caremark Corporation
200,000	6.600%, 3/15/2019	201,583
	D.R. Horton, Inc.
200,000	6.500%, 4/15/2016	157,000
	Dollarama Group, LP
102,000	8.573%, 6/15/2009[c]	45,900
180,000	8.875%, 8/15/2012	153,900
	Ford Motor Credit Company, LLC
60,000	7.375%, 10/28/2009	53,811
60,000	7.000%, 10/1/2013	40,120

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
113

Diversified Income Plus Portfolio

Schedule of Investments as of March 31, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (69.0%)	Value
Consumer Cyclical (6.5%) - continued
	Goodyear Tire & Rubber Company
$100,000	8.625%, 12/1/2011	$83,000
	Host Marriott, LP
330,000	6.375%, 3/15/2015	244,200
	KB Home
220,000	6.250%, 6/15/2015	170,500
	Lear Corporation
205,000	8.500%, 12/1/2013	46,125
	Levi Strauss & Company
100,000	9.750%, 1/15/2015	86,000
	Limited Brands, Inc.
200,000	6.900%, 7/15/2017	137,291
	MGM MIRAGE
70,000	8.500%, 9/15/2010[d]	28,700
205,000	6.625%, 7/15/2015[d]	72,775
50,000	7.500%, 6/1/2016	17,500
	Neiman Marcus Group, Inc.
100,000	10.375%, 10/15/2015[d]	32,000
	Pinnacle Entertainment, Inc.
210,000	8.250%, 3/15/2012	183,750
	Pokagon Gaming Authority
196,000	10.375%, 6/15/2014[b]	162,680
	Pulte Homes, Inc.
305,000	7.875%, 8/1/2011	292,800
	Rite Aid Corporation
100,000	10.375%, 7/15/2016	60,000
160,000	7.500%, 3/1/2017	82,400
	Royal Caribbean Cruises, Ltd.
250,000	7.250%, 6/15/2016	117,500
	Service Corporation International
130,000	6.750%, 4/1/2015	114,400
	Stewart Enterprises, Inc., Convertible
100,000	3.125%, 7/15/2014	61,250
	TRW Automotive, Inc.
100,000	7.000%, 3/15/2014[b]	42,000
	Tunica Biloxi Gaming Authority
260,000	9.000%, 11/15/2015[f]	210,600
	Turning Stone Resort Casino Enterprise
200,000	9.125%, 9/15/2014[f]	122,000
	Universal City Florida Holding Company I/II
180,000	5.920%, 5/1/2009[c]	63,000
	Vail Resorts, Inc.
100,000	6.750%, 2/15/2014	86,000
	Viacom, Inc.
300,000	6.250%, 4/30/2016	263,383
	Warnaco, Inc.
150,000	8.875%, 6/15/2013	141,000
	Wynn Las Vegas Capital Corporation
210,000	6.625%, 12/1/2014	158,550

	Total Consumer Cyclical	4,388,943

Consumer Non-Cyclical (6.2%)
	Altria Group, Inc.
300,000	9.950%, 11/10/2038	299,372
	Biomet, Inc.
250,000	10.000%, 10/15/2017[b]	247,500
	Boston Scientific Corporation
235,000	5.450%, 6/15/2014	215,025

Principal Amount	Long-Term Fixed Income (69.0%)	Value
Consumer Non-Cyclical (6.2%) - continued
	Community Health Systems, Inc.
$280,000	8.875%, 7/15/2015	$264,600
	Constellation Brands, Inc.
205,000	7.250%, 9/1/2016	194,750
	Coventry Health Care, Inc.
200,000	5.950%, 3/15/2017	127,337
	DaVita, Inc.
210,000	6.625%, 3/15/2013	203,700
	Del Monte Corporation
100,000	8.625%, 12/15/2012	100,500
	FMC Finance III SA
100,000	6.875%, 7/15/2017	97,750
	General Mills, Inc.
200,000	5.650%, 2/15/2019	203,611
	HCA, Inc.
340,000	9.250%, 11/15/2016	309,400
	Jarden Corporation
190,000	7.500%, 5/1/2017[d]	152,950
	Kroger Company
300,000	6.400%, 8/15/2017	307,975
	Michael Foods, Inc.
160,000	8.000%, 11/15/2013	142,400
	Omega Healthcare Investors, Inc.
100,000	7.000%, 4/1/2014	92,000
	Omnicare, Inc.
200,000	6.875%, 12/15/2015	179,000
	Stater Brothers Holdings, Inc.
210,000	8.125%, 6/15/2012	206,850
	SUPERVALU, Inc.
240,000	7.500%, 11/15/2014	234,300
	Tenet Healthcare Corporation
200,000	7.375%, 2/1/2013	159,000
100,000	9.000%, 5/1/2015[b]	96,500
100,000	10.000%, 5/1/2018[b]	96,750
	Tyson Foods, Inc.
200,000	7.850%, 4/1/2016	172,299
	Visant Corporation
100,000	7.625%, 10/1/2012	94,750

	Total Consumer Non-Cyclical	4,198,319

Energy (4.5%)
	Chesapeake Energy Corporation
140,000	9.500%, 2/15/2015	136,150
320,000	6.375%, 6/15/2015	269,600
140,000	6.250%, 1/15/2018	109,200
	Cie Generale de Geophysique Veritas
200,000	7.500%, 5/15/2015	158,000
	Connacher Oil and Gas, Ltd.
220,000	10.250%, 12/15/2015[b]	69,300
	ConocoPhillips
200,000	6.500%, 2/1/2039	195,095
	Denbury Resources, Inc.
155,000	7.500%, 12/15/2015	134,850
	Forest Oil Corporation
200,000	8.500%, 2/15/2014[b]	185,500
210,000	7.250%, 6/15/2019	165,900
	Hornbeck Offshore Services, Inc.
130,000	6.125%, 12/1/2014	98,800
	Marathon Oil Corporation
300,000	7.500%, 2/15/2019	302,247
	Newfield Exploration Company
135,000	6.625%, 4/15/2016	120,825

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
114

Diversified Income Plus Portfolio

Schedule of Investments as of March 31, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (69.0%)	Value
Energy (4.5%) - continued
$100,000	7.125%, 5/15/2018	$88,500
	OPTI Canada, Inc.
190,000	8.250%, 12/15/2014	85,025
	PetroHawk Energy Corporation
200,000	9.125%, 7/15/2013	192,000
	Petroplus Finance, Ltd.
140,000	7.000%, 5/1/2017[b]	100,800
	Plains Exploration & Production Company
150,000	7.750%, 6/15/2015	129,000
250,000	10.000%, 3/1/2016	236,250
	Pride International, Inc.
95,000	7.375%, 7/15/2014	93,575
	Tesoro Corporation
200,000	6.625%, 11/1/2015	158,000

	Total Energy	3,028,617

Financials (5.4%)
	AvalonBay Communities, Inc.
300,000	5.750%, 9/15/2016	242,362
	AXA SA
200,000	6.463%, 12/14/2018[b]	71,078
	Bank of America Corporation
80,000	8.000%, 1/30/2018	32,039
	BBVA Bancomer SA
200,000	6.008%, 5/17/2022[b]	125,052
	Boston Properties, LP
300,000	5.000%, 6/1/2015	215,380
	Deluxe Corporation
100,000	5.125%, 10/1/2014	64,000
	ERP Operating, LP
300,000	5.750%, 6/15/2017	237,441
	Fairfax Financial Holdings, Ltd.
100,000	7.750%, 6/15/2017	87,000
	General Motors Acceptance Corporation, LLC
105,000	6.875%, 9/15/2011[b]	74,615
	HCP, Inc.
300,000	6.700%, 1/30/2018	202,344
	J.P. Morgan Chase Capital XX
440,000	6.550%, 9/29/2036[d]	282,488
	Lehman Brothers Holdings, Inc.
400,000	7.000%, 9/27/2027[e]	51,000
	Liberty Mutual Group, Inc.
200,000	10.750%, 6/15/2038[b]	98,000
	Lincoln National Corporation
630,000	7.000%, 5/17/2016	132,300
	MetLife, Inc.
50,000	7.875%, 12/15/2037[b]	26,500
	Mitsubishi UFG Capital Finance, Ltd.
200,000	6.346%, 7/25/2016	134,000
	Nuveen Investments, Inc.
100,000	10.500%, 11/15/2015[b]	28,000
	ProLogis Trust
210,000	5.625%, 11/15/2016	104,959
	Prudential Financial, Inc.
85,000	8.875%, 6/15/2038	40,375
	Rabobank Capital Funding Trust
420,000	5.254%, 10/21/2016[b]	189,000
	Regency Centers, LP
300,000	5.875%, 6/15/2017	201,308

Principal Amount	Long-Term Fixed Income (69.0%)	Value
Financials (5.4%) - continued
	Rouse Company, LP
$110,000	3.625%, 3/15/2009	$31,350
105,000	6.750%, 5/1/2013[b]	29,925
	Royal Bank of Scotland Group plc
420,000	6.990%, 10/5/2017[b]	184,800
	Simon Property Group, LP
300,000	6.125%, 5/30/2018	235,825
	Swiss RE Capital I, LP
420,000	6.854%, 5/25/2016[b]	128,100
	Wachovia Capital Trust III
420,000	5.800%, 3/15/2011	151,200
	Wells Fargo Capital XIII
440,000	7.700%, 3/26/2013	209,579

	Total Financials	3,610,020

Technology (1.6%)
	Amkor Technology, Inc.
100,000	7.750%, 5/15/2013	80,500
	Avago Technologies Finance Pte
26,000	6.761%, 6/1/2009[c]	20,865
130,000	10.125%, 12/1/2013	115,700
	First Data Corporation
300,000	9.875%, 9/24/2015	175,500
	Flextronics International, Ltd.
170,000	6.250%, 11/15/2014	143,650
	Iron Mountain, Inc.
205,000	7.750%, 1/15/2015	202,437
	NXP BV/NXP Funding, LLC
80,000	3.844%, 4/15/2009[c]	13,500
	Seagate Technology HDD Holdings
130,000	6.800%, 10/1/2016	75,400
	Sungard Data Systems, Inc.
330,000	4.875%, 1/15/2014	270,600

	Total Technology	1,098,152

Transportation (1.5%)
	American Airlines Pass Through Trust
100,000	7.858%, 10/1/2011	81,000
	Continental Airlines, Inc.
189,153	7.875%, 7/2/2018	103,088
	Delta Air Lines, Inc.
140,000	7.920%, 11/18/2010	112,000
	Hertz Corporation
270,000	8.875%, 1/1/2014	163,688
	Kansas City Southern de Mexico SA de CV
150,000	7.625%, 12/1/2013	121,500
200,000	12.500%, 4/1/2016[b]	189,500
	Piper Jaffray Equipment Trust Securities
312,671	6.750%, 4/1/2011[f]	229,813

	Total Transportation	1,000,589

Utilities (6.4%)
	AES Corporation
330,000	7.750%, 10/15/2015	287,925
	AmeriGas Partners, LP
100,000	7.250%, 5/20/2015	94,000
	Dynegy Holdings, Inc.
110,000	6.875%, 4/1/2011[d]	97,900

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
115

Diversified Income Plus Portfolio

Schedule of Investments as of March 31, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (69.0%)	Value
Utilities (6.4%) - continued
$120,000	8.375%, 5/1/2016	$81,300
100,000	7.750%, 6/1/2019[d]	65,000
	Edison Mission Energy
130,000	7.750%, 6/15/2016	98,800
200,000	7.000%, 5/15/2017	146,000
	El Paso Corporation
100,000	12.000%, 12/12/2013	105,250
250,000	6.875%, 6/15/2014	222,679
	Energy Future Holdings Corporation
210,000	10.875%, 11/1/2017	135,450
	Enterprise Products Operating, LP
700,000	7.034%, 1/15/2068	437,500
	Exelon Corporation
410,000	4.900%, 6/15/2015	348,122
	Ferrellgas Partners, LP
100,000	8.750%, 6/15/2012	84,000
	Illinois Power Company
160,000	6.125%, 11/15/2017	145,392
	Intergen NV
200,000	9.000%, 6/30/2017[b]	181,000
	Kinder Morgan Energy Partners, LP
100,000	6.500%, 9/1/2012	93,250
	Kinder Morgan Finance Company ulc
120,000	5.700%, 1/5/2016	100,800
	Mirant North America, LLC
170,000	7.375%, 12/31/2013	153,850
	NRG Energy, Inc.
320,000	7.375%, 2/1/2016	297,600
	Pacific Energy Partners, LP/Pacific Energy Finance Corporation
110,000	7.125%, 6/15/2014	101,906
	PNM Resources, Inc.
100,000	9.250%, 5/15/2015	88,375
	Regency Energy Partners, LP
100,000	8.375%, 12/15/2013	85,000
	Reliant Energy, Inc.
105,000	6.750%, 12/15/2014	96,600
140,000	7.875%, 6/15/2017[d]	110,600
	Sabine Pass LNG, LP
205,000	7.500%, 11/30/2016	137,350
	SemGroup, LP
150,000	8.750%, 11/15/2015[b,e]	5,250
	Southern Star Central Corporation
110,000	6.750%, 3/1/2016	91,850
	Southern Union Company
200,000	7.200%, 11/1/2011	100,000
	Trans-Canada Pipelines
400,000	6.350%, 5/15/2067	228,000
	Williams Partners, LP
120,000	7.250%, 2/1/2017	102,000

	Total Utilities	4,322,749

	Total Long-Term Fixed Income (cost $61,078,841)	46,482,869

Shares	Common Stock (27.2%)	Value
Consumer Discretionary (2.2%)
1,800	Autoliv, Inc.	33,426

Shares	Common Stock (27.2%)	Value
Consumer Discretionary (2.2%) - continued
1,300	Best Buy Company, Inc.	$49,348
2,000	Carnival Corporation	43,200
13,500	CBS Corporation	51,840
1,500	Family Dollar Stores, Inc.	50,055
3,400	Gentex Corporation	33,864
2,500	Genuine Parts Company	74,650
7,300	Home Depot, Inc.	171,988
1,600	J.C. Penney Company, Inc.	32,112
2,900	Leggett & Platt, Inc.	37,671
2,200	Lowe’s Companies, Inc.	40,150
4,700	Mattel, Inc.	54,191
2,500	McDonald’s Corporation	136,425
2,100	McGraw-Hill Companies, Inc.	48,027
500	NIKE, Inc.	23,445
4,300	Pearson plc[d]	43,043
3,800	Regal Entertainment Group	50,958
700	Sherwin-Williams Company	36,379
1,700	Stanley Works	49,504
3,000	Staples, Inc.	54,330
2,300	Timberland Company[g]	27,462
937	Time Warner Cable, Inc.	23,238
3,733	Time Warner, Inc.	72,047
1,300	Toll Brothers, Inc.[g]	23,608
1,300	VF Corporation	74,243
2,500	Whirlpool Corporation[d]	73,975
2,200	Wolverine World Wide, Inc.	34,276
1,100	Yum! Brands, Inc.	30,228

	Total Consumer Discretionary	1,473,683

Consumer Staples (2.8%)
7,800	Altria Group, Inc.	124,956
1,500	Archer-Daniels-Midland Company	41,670
900	Clorox Company	46,332
2,700	Coca-Cola Company	118,665
800	Colgate-Palmolive Company	47,184
5,400	ConAgra Foods, Inc.	91,098
300	Costco Wholesale Corporation	13,896
1,600	CVS Caremark Corporation	43,984
1,500	Diageo plc ADR	67,125
2,000	General Mills, Inc.	99,760
3,000	Kimberly-Clark Corporation	138,330
6,400	Kraft Foods, Inc.	142,656
1,800	Lorillard, Inc.	111,132
1,900	McCormick & Company, Inc.	56,183
3,300	Nu Skin Enterprises, Inc.	34,617
1,700	PepsiCo, Inc.	87,516
5,700	Philip Morris International, Inc.	202,806
3,437	Procter & Gamble Company	161,848
3,200	SUPERVALU, Inc.	45,696
2,300	SYSCO Corporation	52,440
1,600	Tyson Foods, Inc.	15,024
2,500	Wal-Mart Stores, Inc.	130,250

	Total Consumer Staples	1,873,168

Energy (3.5%)
1,200	Anadarko Petroleum Corporation	46,668
700	Apache Corporation	44,863
3,000	BP plc ADR	120,300
7,500	Chevron Corporation	504,300
6,900	ConocoPhillips	270,204
800	CONSOL Energy, Inc.	20,192

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
116

Diversified Income Plus Portfolio

Schedule of Investments as of March 31, 2009

(unaudited)

Shares	Common Stock (27.2%)	Value
Energy (3.5%) - continued
1,100	Devon Energy Corporation	$49,159
800	Diamond Offshore Drilling, Inc.	50,288
1,500	Encana Corporation	60,915
6,700	Exxon Mobil Corporation	456,270
3,500	Halliburton Company	54,145
1,400	Holly Corporation	29,680
5,300	Marathon Oil Corporation	139,337
1,500	National Oilwell Varco, Inc.[g]	43,065
2,000	Occidental Petroleum Corporation	111,300
3,100	Patterson-UTI Energy, Inc.	27,776
1,700	Royal Dutch Shell plc ADR	75,310
900	Schlumberger, Ltd.	36,558
2,800	Spectra Energy Corporation	39,592
1,550	Total SA ADR	76,043
2,700	Valero Energy Corporation	48,330
2,500	Weatherford International, Ltd.[g]	27,675
1,500	Williams Companies, Inc.	17,070
1,100	XTO Energy, Inc.	33,682

	Total Energy	2,382,722

Financials (7.3%)
2,853	Acadia Realty Trust	30,270
3,600	ACE, Ltd.	145,440
2,100	AFLAC, Inc.	40,656
1,300	Alexandria Real Estate Equities, Inc.	47,320
2,100	AllianceBernstein Holding, LP	30,912
4,000	Allstate Corporation	76,600
2,900	AMB Property Corporation	41,760
2,000	American Campus Communities, Inc.	34,720
1,902	Apartment Investment & Management Company	10,423
600	Argo Group International Holdings, Ltd.[g]	18,078
2,337	AvalonBay Communities, Inc.	109,979
13,400	Bank of America Corporation	91,388
3,000	Bank of New York Mellon Corporation	84,750
2,200	BioMed Realty Trust, Inc.	14,894
3,300	Boston Properties, Inc.	115,599
2,200	Brandywine Realty Trust	6,270
1,500	BRE Properties, Inc.	29,445
1,300	Brookfield Asset Management, Inc.	17,914
5,700	Brookfield Properties Corporation	32,718
1,700	Camden Property Trust	36,686
3,100	Chubb Corporation	131,192
7,800	Citigroup, Inc.[d]	19,734
1,300	City Holding Company	35,477
2,900	Colonial Properties Trust	11,049
1,700	Corporate Office Properties Trust[d]	42,211
6,700	DCT Industrial Trust, Inc.	21,239
3,800	DiamondRock Hospitality Company	15,238
2,800	Digital Realty Trust, Inc.[d]	92,904
2,600	Douglas Emmett, Inc.	19,214
2,000	Duke Realty Corporation	11,000
1,200	Entertainment Properties Trust	18,912
5,800	Equity Residential REIT	106,430
1,100	Essex Property Trust, Inc.	63,074
2,800	Extra Space Storage, Inc.	15,428
1,600	Federal Realty Investment Trust	73,600

Shares	Common Stock (27.2%)	Value
Financials (7.3%) - continued
1,800	Federated Investors, Inc.	$40,068
2,400	Forest City Enterprises	8,640
1,000	Franklin Resources, Inc.	53,870
700	Goldman Sachs Group, Inc.	74,214
1,000	Hartford Financial Services Group, Inc.	7,850
4,000	Health Care Property Investors, Inc.[d]	71,400
1,700	Health Care REIT, Inc.	52,003
1,200	Healthcare Realty Trust, Inc.	17,988
1,200	Highwoods Properties, Inc.	25,704
900	Home Properties, Inc.	27,585
12,600	Host Marriott Corporation	49,392
4,600	iShares S&P U.S. Preferred Stock Index Fund[d]	104,834
12,900	J.P. Morgan Chase & Company	342,882
3,400	KeyCorp	26,758
1,200	Kilroy Realty Corporation	20,628
5,522	Kimco Realty Corporation[d]	42,078
1,900	LaSalle Hotel Properties	11,096
2,200	Liberty Property Trust	41,668
1,800	Lincoln National Corporation	12,042
2,400	Macerich Company[d]	15,024
2,000	Mack-Cali Realty Corporation	39,620
2,400	Marsh & McLennan Companies, Inc.	48,600
500	Medical Properties Trust, Inc.	1,825
1,800	MetLife, Inc.	40,986
900	Mid-America Apartment Communities, Inc.	27,747
2,200	Morgan Stanley	50,094
2,600	National Retail Properties, Inc.[d]	41,184
2,800	Nationwide Health Properties, Inc.[d]	62,132
2,700	New York Community Bancorp, Inc.[d]	30,159
400	Northern Trust Corporation	23,928
2,000	Omega Healthcare Investors, Inc.	28,160
3,600	One Liberty Properties, Inc.	12,672
3,000	People’s United Financial, Inc.	53,910
900	Plum Creek Timber Company, Inc.	26,163
2,600	PNC Financial Services Group, Inc.	76,154
1,700	Post Properties, Inc.	17,238
4,400	PowerShares Preferred Portfolio	42,768
9,100	ProLogis Trust[d]	59,150
3,056	Public Storage, Inc.	168,844
800	Realty Income Corporation	15,056
2,600	Regency Centers Corporation	69,082
1,000	Safety Insurance Group, Inc.	31,080
2,900	Senior Housing Property Trust	40,658
6,275	Simon Property Group, Inc.	217,366
1,935	SL Green Realty Corporation	20,898
1,300	State Street Corporation	40,014
1,300	SunTrust Banks, Inc.	15,262
1,200	T. Rowe Price Group, Inc.	34,632
1,500	Tanger Factory Outlet Centers, Inc.	46,290
2,100	Taubman Centers, Inc.	35,784
1,300	TCF Financial Corporation	15,288
4,500	Travelers Companies, Inc.	182,880
7,200	U.S. Bancorp	105,192
2,180	UDR, Inc.	18,770

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
117

Diversified Income Plus Portfolio

Schedule of Investments as of March 31, 2009

(unaudited)

Shares	Common Stock (27.2%)	Value
Financials (7.3%) - continued
4,200	Ventas, Inc.	$94,962
3,730	Vornado Realty Trust	123,985
1,500	W.P. Carey & Company	33,285
1,100	Weingarten Realty Investors[d]	10,472
9,400	Wells Fargo & Company	133,856
2,700	Whitney Holding Corporation	30,915

	Total Financials	4,905,309

Health Care (2.8%)
3,900	Abbott Laboratories	186,030
1,800	Aetna, Inc.	43,794
600	Amgen, Inc.[g]	29,712
1,200	Baxter International, Inc.	61,464
700	Becton, Dickinson and Company	47,068
7,800	Bristol-Myers Squibb Company	170,976
1,100	Cardinal Health, Inc.	34,628
3,700	Eli Lilly and Company	123,617
1,100	GlaxoSmithKline plc ADR	34,177
5,200	Johnson & Johnson	273,520
200	McKesson Corporation	7,008
1,600	Medtronic, Inc.	47,152
6,600	Merck & Company, Inc.	176,550
1,500	Novartis AG ADR	56,745
20,900	Pfizer, Inc.	284,658
1,900	Schering-Plough Corporation	44,745
900	Teleflex, Inc.	35,181
300	Teva Pharmaceutical Industries, Ltd. ADR	13,515
2,200	UnitedHealth Group, Inc.	46,046
4,000	Wyeth	172,160

	Total Health Care	1,888,746

Industrials (2.3%)
1,600	3M Company	79,552
2,100	Boeing Company	74,718
1,600	Caterpillar, Inc.	44,736
1,100	Deere & Company	36,157
1,700	Dover Corporation	44,846
1,600	Eaton Corporation	58,976
2,100	Emerson Electric Company	60,018
500	FedEx Corporation	22,245
1,000	Fluor Corporation	34,550
1,500	General Dynamics Corporation	62,385
17,500	General Electric Company	176,925
1,900	Honeywell International, Inc.	52,934
1,600	Illinois Tool Works, Inc.	49,360
3,600	Ingersoll-Rand Company	49,680
1,900	KBR, Inc.	26,239
1,800	PACCAR, Inc.	46,368
1,600	Parker-Hannifin Corporation	54,368
14,100	R.R. Donnelley & Sons Company	103,353
2,400	Raytheon Company	93,456
1,800	Republic Services, Inc.	30,870
1,500	Rockwell Automation, Inc.	32,760
2,900	Tyco International, Ltd.	56,724
1,100	Union Pacific Corporation	45,221
1,500	United Parcel Service, Inc.	73,830
1,700	United Technologies Corporation	73,066
3,900	Waste Management, Inc.	99,840

	Total Industrials	1,583,177

Information Technology (2.4%)
1,900	Accenture, Ltd.	52,231

Shares	Common Stock (27.2%)	Value
Information Technology (2.4%) - continued
3,500	Automatic Data Processing, Inc.	$123,060
2,900	CA, Inc.	51,069
800	FactSet Research Systems, Inc.[d]	39,992
200	Google, Inc.[g]	69,612
1,700	Harris Corporation	49,198
3,100	Hewlett-Packard Company	99,386
11,200	Intel Corporation	168,560
2,900	International Business Machines Corporation	280,981
3,000	Intersil Corporation	34,500
3,300	Microchip Technology, Inc.[d]	69,927
10,700	Microsoft Corporation	196,559
3,950	Nokia Oyj ADR	46,096
3,600	Paychex, Inc.	92,412
1,500	QUALCOMM, Inc.	58,365
7,700	Taiwan Semiconductor Manufacturing Company, Ltd. ADR	68,915
2,400	Texas Instruments, Inc.	39,624
6,200	Tyco Electronics, Ltd.	68,448

	Total Information Technology	1,608,935

Materials (1.0%)
900	Air Products and Chemicals, Inc.	50,625
6,100	Alcoa, Inc.[d]	44,774
600	Compass Minerals International, Inc.	33,822
8,900	Dow Chemical Company	75,027
4,900	E.I. du Pont de Nemours and Company	109,417
1,900	Lubrizol Corporation	64,619
400	Monsanto Company	33,240
500	Newmont Mining Corporation	22,380
1,600	Nucor Corporation	61,072
2,400	Packaging Corporation of America	31,248
2,000	PPG Industries, Inc.	73,800
600	Praxair, Inc.	40,374
1,900	Southern Copper Corporation[d]	33,098
800	Vulcan Materials Company	35,432

	Total Materials	708,928

Telecommunications Services (1.4%)
600	America Movil SA de CV ADR	16,248
17,200	AT&T, Inc.	433,440
4,200	Frontier Communications Corporation	30,156
9,700	Verizon Communications, Inc.	292,940
2,100	Vodafone Group plc ADR	36,582
12,800	Windstream Corporation	103,168

	Total Telecommunications Services	912,534

Utilities (1.5%)
2,300	AGL Resources, Inc.	61,019
1,500	American Electric Power Company, Inc.	37,890
1,100	Consolidated Edison, Inc.	43,571
2,000	Dominion Resources, Inc.	61,980
6,500	Duke Energy Corporation	93,080
1,100	Energen Corporation	32,043

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
118

Diversified Income Plus Portfolio

Schedule of Investments as of March 31, 2009

(unaudited)

Shares	Common Stock (27.2%)	Value
Utilities (1.5%) - continued
600	Entergy Corporation	$40,854
1,300	EQT Corporation	40,729
1,200	Exelon Corporation	54,468
1,400	FirstEnergy Corporation	54,040
2,500	FPL Group, Inc.	126,825
4,000	Integrys Energy Group, Inc.	104,160
6,700	NiSource, Inc.	65,660
1,900	PG&E Corporation	72,618
1,000	Questar Corporation	29,430
1,100	Wisconsin Energy Corporation	45,287
1,300	Xcel Energy, Inc.	24,219

	Total Utilities	987,873

	Total Common Stock (cost $23,782,296)	18,325,075

Shares	Preferred Stock (0.2%)	Value
Financials (0.1%)
2,600	Bank of America Corporation, 8.625%	27,170
2,600	Federal National Mortgage Association, 8.250%	1,846
70	Preferred Blocker, Inc., 7.000%[b]	13,937
2,600	U.S. Bancorp, 7.875%	49,166

	Total Financials	92,119

Utilities (0.1%)
2,600	Xcel Energy, Inc., 7.600%	60,346

	Total Utilities	60,346

	Total Preferred Stock (cost $278,782)	152,465

Shares	Collateral Held for Securities Loaned (2.7%)	Value
1,843,412	Thrivent Financial Securities Lending Trust	1,843,412

	Total Collateral Held for Securities Loaned (cost $1,843,412)	1,843,412

Shares or Principal Amount	Short-Term Investments (2.0%)[h]	Value
	Federal National Mortgage Association Discount Notes
100,000	0.200%, 5/13/2009[i]	99,977
500,000	0.283%, 5/14/2009[i]	499,807
766,345	Thrivent Money Market Portfolio	766,345

	Total Short-Term Investments (at amortized cost)	1,366,129

	Total Investments (cost $88,349,460) 101.1%	$68,169,950

	Other Assets and Liabilities, Net (1.1%)	(774,147)

	Total Net Assets 100.0%	$67,395,803

a	All or a portion of the security is insured or guaranteed.

b

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of March 31, 2009, the value of these investments was $5,895,590 or 8.7% of total net assets.

c	Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.
d	All or a portion of the security is on loan.
e	In bankruptcy.
f

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Diversified Income Plus Portfolio owned as of March 31, 2009.

Security	Acquisition Date	Cost
Commercial Mortgage Pass-Through Certificates	5/2/2007	$2,000,000
Piper Jaffray Equipment Trust Securities	9/13/2006	310,991
Tunica Biloxi Gaming Authority	11/8/2005	260,000
Turning Stone Resort Casino Enterprise	9/8/2006	172,692
Wachovia Bank Commercial Mortgage Trust	4/25/2007	2,000,000

g	Non-income producing security.
h	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.
i	At March 31, 2009, $599,784 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
REIT	-	Real Estate Investment Trust, is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$615,362
Gross unrealized depreciation	(20,794,872)

Net unrealized appreciation (depreciation)	$(20,179,510)

Cost for federal income tax purposes	$88,349,460

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
119

Diversified Income Plus Portfolio

Schedule of Investments as of March 31, 2009

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2009, in valuing Diversified Income Plus Portfolio’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Fair Valuation Level	Investments in Securities	Other Financial Instruments*
Level 1	$21,073,360	$92,117
Level 2	46,570,689	–
Level 3	525,901	–

Totals (Level 1,2,3)	$68,169,950	$92,117

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Diversified Income Plus Portfolio as discussed in the Notes to Schedule of Investments.

	Investments in Securities	Other Financial Instruments*
Value December 31, 2008	$2,041,895	$–
Accrued Discounts/Premiums	576	–
Realized Gain/(Loss)	(87,538)	–
Change in Unrealized Gain/(Loss)	110,393	–
Net Purchases/Sales	(200,113)	–
Transfers In and/or Out of Level 3	(1,339,312)	–

Value March 31, 2009	$525,901	$–

*	Other Financial Instruments include Futures, Forwards, Written Options and Swap agreements.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
5-Yr. U.S. Treasury Bond Futures	26	June 2009	$3,027,657	$3,087,906	$60,249
10-Yr. U.S. Treasury Bond Futures	(15)	June 2009	(1,799,017)	(1,861,172)	(62,155)
S&P 500 Index Futures	5	June 2009	939,170	993,499	54,329
S&P 500 Index Mini-Futures	25	June 2009	953,806	993,500	39,694
Total Futures Contracts					$92,117

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Diversified Income Plus Portfolio, is as follows:

Portfolio	Value December 31, 2008	Gross Purchases	Gross Sales	Shares Held at March 31, 2009	Value March 31, 2009	Income Earned January 1, 2009 - March 31, 2009
Money Market	$1,906,331	$12,414,302	$13,554,288	766,345	$766,345	$5,005
Thrivent Financial Securities Lending Trust	1,642,478	3,106,283	2,905,349	1,843,412	1,843,412	3,584
Total Value and Income Earned	3,548,809				2,609,757	8,589

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
120

Partner Socially Responsible Bond Portfolio

Schedule of Investments as of March 31, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (79.1%)	Value
Asset-Backed Securities (12.8%)
	American Express Credit Corporation
$70,000	0.578%, 4/6/2009[a]	$69,990
	Americredit Automobile Receivables Trust
30,847	0.598%, 4/6/2009[a,b]	27,728
15,286	4.870%, 12/6/2010[b]	15,184
52,364	5.200%, 3/6/2011	51,717
46,190	3.430%, 7/6/2011[b]	44,561
16,669	5.210%, 10/6/2011[b]	16,406
	Bear Stearns Asset-Backed Securities, Inc.
73,424	5.000%, 1/25/2034	59,655
	Capital Auto Receivables Asset Trust
34,186	0.616%, 4/15/2009[a]	32,818
30,000	0.656%, 4/15/2009[a]	26,907
80,000	4.730%, 9/15/2010	78,960
	Capital One Auto Finance Trust
59,337	0.596%, 4/15/2009[a,b]	53,326
	Carmax Auto Owner Trust
84,772	1.256%, 4/15/2009[a]	84,071
	DaimlerChrysler Auto Trust
37,964	4.200%, 7/8/2010	37,966
	Ford Credit Auto Owner Trust
53,979	5.160%, 11/15/2010	54,246
	Harley Davidson Motorcycle Trust
31,821	1.456%, 4/15/2009[a]	31,539
	Household Automotive Trust
34,881	5.610%, 8/17/2011	34,981
9,934	5.280%, 9/17/2011	9,944
88,313	4.550%, 7/17/2012	87,743
	Residential Asset Securitization Trust
42,728	6.250%, 11/25/2036	24,280
	Triad Auto Receivables Owner Trust
6,356	4.770%, 1/12/2011[b]	6,342

	Total Asset-Backed Securities	848,364

Capital Goods (2.9%)
	Illinois Tool Works, Inc.
70,000	6.250%, 4/1/2019[c]	70,569
	Roper Industries, Inc.
70,000	6.625%, 8/15/2013	70,903
	Weyerhaeuser Company
50,000	2.223%, 6/24/2009[a]	48,674

	Total Capital Goods	190,146

Collateralized Mortgage Obligations (1.4%)
	Chase Funding Trust
54,714	4.045%, 11/25/2029	48,681
	Impac CMB Trust
26,807	0.792%, 4/27/2009[a]	11,029
	Master Alternative Loans Trust
33,466	6.250%, 7/25/2036	15,144

Principal Amount	Long-Term Fixed Income (79.1%)	Value
Collateralized Mortgage Obligations (1.4%) - continued
	Structured Asset Securities Corporation
$29,899	5.000%, 6/25/2035	$22,611

	Total Collateralized Mortgage Obligations	97,465

Commercial Mortgage-Backed Securities (0.3%)
	Credit Suisse First Boston Mortgage Securities Corporation
56,976	5.049%, 12/25/2033	18,174

	Total Commercial Mortgage-Backed Securities	18,174

Communications Services (2.1%)
	Thomson Reuters Corporation
70,000	5.950%, 7/15/2013	68,374
	Time Warner Cable, Inc.
70,000	8.250%, 4/1/2019	71,933

	Total Communications Services	140,307

Consumer Cyclical (0.9%)
	Home Depot, Inc.
60,000	1.450%, 6/16/2009[a]	58,865

	Total Consumer Cyclical	58,865

Consumer Non-Cyclical (2.1%)
	Ahold Finance USA
70,000	6.250%, 5/1/2009	69,812
	Pfizer, Inc.
75,000	3.173%, 6/15/2009[a]	76,513

	Total Consumer Non-Cyclical	146,325

Energy (1.2%)
	Pioneer Natural Resources Company
110,000	5.875%, 7/15/2016	81,167

	Total Energy	81,167

Financials (21.4%)
	BAC Capital Trust XIV
250,000	2.061%, 6/1/2009[a]	65,110
	Bear Stearns Companies, LLC
70,000	1.554%, 6/9/2009[a]	69,782
	Chase Manhattan Corporation
70,000	7.000%, 11/15/2009	70,862
	Credit Agricole SA
100,000	6.637%, 5/31/2017[c]	30,037
	Deutsche Bank NY
70,000	1.909%, 6/18/2009[a]	68,855
	Giants Stadium, LLC
100,000	0.620%, 4/6/2009[a,c]	100,000
450,000	0.572%, 4/22/2009[a,c]	450,000
	Glitnir Banki HF
50,000	3.226%, 1/21/2011[d,e]	5,375
	Goldman Sachs Group, Inc.
80,000	1.455%, 4/23/2009[a]	79,326
	HRPT Properties Trust
50,000	1.920%, 6/16/2009[a]	38,407

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
121

Partner Socially Responsible Bond Portfolio

Schedule of Investments as of March 31, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (79.1%)	Value
Financials (21.4%) - continued
	Independence Community Bank Corporation
$70,000	3.750%, 4/1/2014	$50,850
	J.P. Morgan Chase & Company
100,000	2.238%, 5/15/2009[a]	40,917
70,000	1.362%, 7/1/2009[a]	69,934
	MetLife, Inc.
70,000	1.552%, 6/29/2009[a]	69,673
	ProLogis
50,000	6.625%, 5/15/2018	25,345
	Royal Bank of Scotland Group plc
140,000	7.640%, 9/29/2017	31,500
	SLM Corporation
25,000	1.299%, 4/27/2009[a]	24,087
	Sovereign Bank
15,000	2.880%, 5/1/2009[a]	11,379
	State Street Bank and Trust Company
70,000	1.499%, 6/15/2009[a]	70,125
	Wachovia Capital Trust III
150,000	5.800%, 3/15/2011	54,000

	Total Financials	1,425,564

Technology (0.9%)
	Hewlett-Packard Company
60,000	1.330%, 6/15/2009[a]	60,008

	Total Technology	60,008

Transportation (2.3%)
	Skyway Concession Company, LLC
50,000	1.512%, 6/30/2009[a,c]	44,576
	Toll Road Investors Partnership II, LP
500,000	Zero Coupon, 2/15/2043[c]	111,100

	Total Transportation	155,676

U.S. Government (27.2%)
	Federal Home Loan Mortgage Corporation
750,000	6.625%, 9/15/2009	770,127
	U.S. Department of Housing & Urban Development
1,000,000	3.440%, 8/1/2011	1,040,527

	Total U.S. Government	1,810,654

U.S. Municipals (2.5%)
	Georgetown University, District of Columbia Refunding Taxable Bonds (Series B)
100,000	7.220%, 4/1/2019	108,084
	Oakland, California Redevelopment Agency Taxable Bonds (Series T)
60,000	5.252%, 9/1/2016	57,751

	Total U.S. Municipals	165,835

Principal Amount	Long-Term Fixed Income (79.1%)	Value
Utilities (1.1%)
	Consolidated Edison Company of New York, Inc.
$70,000	5.550%, 4/1/2014	$70,673

	Total Utilities	70,673

	Total Long-Term Fixed Income (cost $5,534,803)	5,269,223

Shares or Principal Amount	Short-Term Investments (20.6%)[f]	Value
	Federal Home Loan Bank Discount Notes
500,000	0.050%, 4/17/2009	499,989
	Federal National Mortgage Association Discount Notes
100,000	0.400%, 5/14/2009[g]	99,952
770,711	Thrivent Money Market Portfolio	770,711

	Total Short-Term Investments (at amortized cost)	1,370,652

	Total Investments (cost $6,905,455) 99.7%	$6,639,875

	Other Assets and Liabilities, Net 0.3%	19,558

	Total Net Assets 100.0%	$6,659,433

a	Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.
b	All or a portion of the security is insured or guaranteed.
c

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of March 31, 2009, the value of these investments was $806,282 or 12.1% of total net assets.

d

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Partner Socially Responsible Bond Portfolio owned as of March 31, 2009.

Security	Acquisition Date	Cost
Glitnir Banki HF	5/1/2008	$44,414

e	In bankruptcy.
f	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.
g	At March 31, 2009, $99,952 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
122

Partner Socially Responsible Bond Portfolio

Schedule of Investments as of March 31, 2009

(unaudited)

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$122,107
Gross unrealized depreciation	(387,687)

Net unrealized appreciation (depreciation)	$(265,580)

Cost for federal income tax purposes	$6,905,455

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2009, in valuing Partner Socially Responsible Bond Portfolio’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Fair Valuation Level	Investments in Securities	Other Financial Instruments*
Level 1	$770,711	$18,198
Level 2	5,869,164	–
Level 3	–	–

Totals (Level 1,2,3)	$6,639,875	$18,198

*	Other Financial Instruments include Futures, Forwards, Written Options and Swap agreements.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(14)	June 2009	($3,042,047)	($3,050,469)	($8,422)
5-Yr. U.S. Treasury Bond Futures	(2)	June 2009	(236,794)	(237,531)	(737)
10-Yr. U.S. Treasury Bond Futures	9	June 2009	1,096,857	1,116,703	19,846
20-Yr. U.S. Treasury Bond Futures	3	June 2009	381,598	389,109	7,511
Total Futures Contracts					$18,198

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Socially Responsible Bond Portfolio, is as follows:

Portfolio	Value December 31, 2008	Gross Purchases	Gross Sales	Shares Held at March 31, 2009	Value March 31, 2009	Income Earned January 1, 2009 - March 31, 2009
Money Market	$605,703	$2,337,103	$2,172,095	770,711	$770,711	$2,192
Total Value and Income Earned	605,703				770,711	2,192

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
123

Income Portfolio

Schedule of Investments as of March 31, 2009

(unaudited)

Principal Amount	Bank Loans (0.8%)[a]	Value
Consumer Cyclical (0.2%)
	General Motors Corporation, Term Loan
$6,228,422	6.198%, 11/29/2013	$2,563,370

	Total Consumer Cyclical	2,563,370

Consumer Non-Cyclical (0.2%)
	HCA, Inc., Term Loan
2,996,960	3.470%, 11/18/2013	2,536,597

	Total Consumer Non-Cyclical	2,536,597

Utilities (0.4%)
	NRG Energy, Inc., Term Loan
1,418,230	2.720%, 2/1/2013	1,272,422
2,657,666	2.720%, 2/1/2013	2,384,430

	Total Utilities	3,656,852

	Total Bank Loans (cost $9,171,009)	8,756,819

Principal Amount	Long-Term Fixed Income (97.5%)	Value
Asset-Backed Securities (3.6%)
	Bear Stearns Mortgage Funding Trust
2,846,475	0.662%, 4/27/2009[b]	514,887
	Capitalsource Commercial Loan Trust
4,263,951	0.675%, 4/20/2009[b,c]	3,495,425
	Credit Based Asset Servicing and Securitization, LLC
1,079,754	0.632%, 4/27/2009[b]	1,047,919
	Discover Card Master Trust
7,000,000	5.650%, 3/16/2020	6,082,748
	First Franklin Mortgage Loan Asset-Backed Certificates
2,647,666	0.612%, 4/27/2009[b]	2,397,729
	Ford Credit Floor Plan Master Owner Trust
8,500,000	0.736%, 4/15/2009[b]	7,860,230
	GMAC Mortgage Corporation Loan Trust
92,930	0.622%, 4/27/2009[b,d]	82,403
9,460,637	0.702%, 4/27/2009[b,d]	2,529,869
8,136,548	0.702%, 4/27/2009[b,d]	1,876,638
	IndyMac Seconds Asset-Backed Trust
1,369,559	0.692%, 4/27/2009[b,d]	370,868
	Merna Re, Ltd.
12,250,000	2.970%, 6/30/2009[b,e]	11,284,700
	Residential Funding Mortgage Securities II
417,457	0.652%, 4/27/2009[b,d]	411,094

	Total Asset-Backed Securities	37,954,510

Basic Materials (2.1%)
	ArcelorMittal
6,050,000	6.125%, 6/1/2018	4,376,878
	Barrick Gold Corporation
685,000	6.950%, 4/1/2019	688,126

Principal Amount	Long-Term Fixed Income (97.5%)	Value
Basic Materials (2.1%) - continued
	E.I. Du Pont de Nemours & Company
$3,100,000	5.875%, 1/15/2014	$3,277,059
2,600,000	6.000%, 7/15/2018	2,610,730
	FMG Finance, Pty., Ltd.
1,870,000	10.625%, 9/1/2016[e]	1,570,800
	Freeport-McMoRan Copper & Gold, Inc.
1,500,000	7.084%, 4/1/2009[b]	1,233,750
	Georgia-Pacific Corporation
2,310,000	9.500%, 12/1/2011	2,307,113
	Precision Castparts Corporation
3,500,000	5.600%, 12/15/2013	3,152,954
	Rio Tinto Finance, Ltd.
3,285,000	6.500%, 7/15/2018[f]	2,874,904

	Total Basic Materials	22,092,314

Capital Goods (3.5%)
	Caterpillar, Inc.
3,400,000	7.900%, 12/15/2018	3,517,881
	CRH America, Inc.
2,400,000	6.000%, 9/30/2016	1,692,242
1,900,000	8.125%, 7/15/2018	1,481,468
	Honeywell International, Inc.
6,700,000	5.300%, 3/1/2018	6,847,634
	Ingersoll-Rand Global Holding Company, Ltd.
1,250,000	9.500%, 4/15/2014	1,249,900
	John Deere Capital Corporation
5,200,000	5.350%, 4/3/2018	4,823,905
	Lockheed Martin Corporation
1,805,000	6.150%, 9/1/2036	1,824,050
	Owens-Brockway Glass Container, Inc.
1,870,000	8.250%, 5/15/2013	1,879,350
	Systems 2001 Asset Trust, LLC
3,109,757	6.664%, 9/15/2013[c]	2,966,822
	United Technologies Corporation
5,500,000	4.875%, 5/1/2015	5,763,236
	Waste Management, Inc.
4,300,000	7.375%, 3/11/2019	4,385,673

	Total Capital Goods	36,432,161

Collateralized Mortgage Obligations (3.9%)
	Banc of America Mortgage Securities, Inc.
8,342,193	4.805%, 9/25/2035	6,310,476
	Countrywide Alternative Loan Trust
7,044,165	6.000%, 1/25/2037	5,350,304
	Deutsche Alt-A Securities, Inc.
4,110,304	2.593%, 4/1/2009[b]	1,637,285
	HomeBanc Mortgage Trust
3,612,758	5.975%, 4/25/2037	1,876,705
	J.P. Morgan Mortgage Trust
7,553,987	5.005%, 7/25/2035	4,785,678
	Merrill Lynch Mortgage Investors, Inc.
6,142,588	4.869%, 6/25/2035	4,388,087
	Thornburg Mortgage Securities Trust
4,837,008	0.612%, 4/27/2009[b]	4,770,765

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
124

Income Portfolio

Schedule of Investments as of March 31, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (97.5%)	Value
Collateralized Mortgage Obligations (3.9%) - continued
	Wachovia Mortgage Loan Trust, LLC
$5,061,471	5.564%, 5/20/2036	$3,136,862
	Washington Mutual Mortgage Pass-Through Certificates
7,803,547	2.383%, 4/1/2009[b]	2,412,405
1,171,343	0.812%, 4/25/2009[b]	480,792
2,353,957	4.834%, 9/25/2035	1,695,487
	Zuni Mortgage Loan Trust
3,282,827	0.652%, 4/27/2009[b]	3,124,608

	Total Collateralized Mortgage Obligations	39,969,454

Commercial Mortgage-Backed Securities (8.4%)
	Banc of America Commercial Mortgage, Inc.
3,000,000	5.118%, 7/11/2043	2,824,032
	Banc of America Large Loan Trust
3,674,225	0.666%, 4/15/2009[b,e]	2,921,432
5,000,000	0.766%, 4/15/2009[b,e]	3,512,190
	Bear Stearns Commercial Mortgage Securities, Inc.
3,000,000	0.706%, 4/15/2009[b,c]	2,206,098
	Citigroup Commercial Mortgage Trust
21,745	0.626%, 4/15/2009[b,e]	17,898
12,500,000	0.696%, 4/15/2009[b,e]	5,157,888
	Commercial Mortgage Pass-Through Certificates
300,218	0.656%, 4/15/2009[b,e]	296,839
2,000,000	0.686%, 4/15/2009[b,c]	1,047,058
10,000,000	0.736%, 4/15/2009[b,c]	5,443,310
	Credit Suisse Mortgage Capital Certificates
7,500,000	0.726%, 4/15/2009[b,e]	3,804,113
	Crown Castle International Corporation
10,000,000	5.245%, 11/15/2036[e]	9,200,000
	Greenwich Capital Commercial Funding Corporation
10,750,000	5.867%, 12/10/2049	4,634,185
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
5,500,000	4.302%, 1/15/2038	4,724,616
9,779,273	5.284%, 5/15/2047	8,667,437
11,500,000	5.819%, 6/15/2049	7,909,240
	Merrill Lynch Mortgage Trust
6,000,000	4.747%, 5/12/2043	4,350,138
8,625,000	5.265%, 1/12/2044	3,832,450
	Wachovia Bank Commercial Mortgage Trust
15,000,001	0.676%, 4/15/2009[b,c]	6,312,420
7,700,000	4.390%, 2/15/2036	6,933,296
2,000,000	5.765%, 7/15/2045	1,382,482
	Washington Mutual Asset Securities Corporation
1,134,174	3.830%, 1/25/2035[e]	1,098,481

	Total Commercial Mortgage-Backed Securities	86,275,603

Principal Amount	Long-Term Fixed Income (97.5%)	Value
Communications Services (11.2%)
	Alltel Corporation
$1,250,000	7.000%, 3/15/2016	$1,257,701
	AT&T, Inc.
3,100,000	6.700%, 11/15/2013	3,310,967
4,275,000	5.500%, 2/1/2018	4,133,733
2,000,000	6.400%, 5/15/2038	1,779,416
3,000,000	6.550%, 2/15/2039	2,720,946
	British Telecom plc
3,075,000	9.125%, 6/15/2009	2,794,907
	Citizens Communications Company
2,490,000	6.250%, 1/15/2013	2,256,563
	Comcast Corporation
4,300,000	5.900%, 3/15/2016	4,153,645
6,000,000	5.700%, 5/15/2018	5,627,711
2,700,000	6.400%, 5/15/2038	2,355,826
	Cox Communications, Inc.
2,900,000	4.625%, 6/1/2013	2,637,237
1,230,000	5.450%, 12/15/2014	1,106,310
3,400,000	9.375%, 1/15/2019[e]	3,642,580
2,500,000	8.375%, 3/1/2039[e]	2,345,625
	CSC Holdings, Inc.
3,150,000	7.625%, 7/15/2018	2,835,000
	Deutsche Telekom International Finance BV
5,500,000	6.750%, 8/20/2018	5,523,683
	DIRECTV Holdings, LLC
2,490,000	7.625%, 5/15/2016	2,440,200
	EchoStar DBS Corporation
1,250,000	7.750%, 5/31/2015	1,150,000
1,250,000	7.125%, 2/1/2016	1,118,750
	Intelsat Subsidiary Holding Company, Ltd.
2,800,000	8.875%, 1/15/2015[e]	2,611,000
	New Cingular Wireless Services, Inc.
1,350,000	8.750%, 3/1/2031	1,480,487
	News America, Inc.
2,140,000	6.400%, 12/15/2035	1,585,400
2,275,000	6.650%, 11/15/2037	1,704,753
	Qwest Communications International, Inc.
2,500,000	7.500%, 2/15/2014	2,162,500
	Rogers Cable, Inc.
1,055,000	6.750%, 3/15/2015	1,037,975
2,410,000	8.750%, 5/1/2032	2,580,086
	Rogers Communications, Inc.
3,750,000	6.800%, 8/15/2018	3,748,043
	Rogers Wireless Communications, Inc.
1,700,000	8.000%, 12/15/2012	1,714,875
3,000,000	6.375%, 3/1/2014	3,037,137
3,200,000	7.500%, 3/15/2015	3,316,477
	Telecom Italia Capital SA
5,450,000	5.250%, 11/15/2013	4,894,296
2,750,000	5.250%, 10/1/2015	2,318,674
	Thomson Reuters Corporation
4,500,000	6.500%, 7/15/2018	4,192,011
	Time Warner Cable, Inc.
3,500,000	5.850%, 5/1/2017	3,137,736
2,800,000	8.750%, 2/14/2019	2,973,113
2,500,000	8.250%, 4/1/2019	2,569,055

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
125

Income Portfolio

Schedule of Investments as of March 31, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (97.5%)	Value
Communications Services (11.2%) - continued
	Time Warner Entertainment Company, LP
$1,850,000	8.375%, 3/15/2023	$1,791,690
	Verizon Communications, Inc.
2,750,000	5.500%, 2/15/2018	2,618,894
2,000,000	8.750%, 11/1/2018[f]	2,288,360
2,000,000	6.350%, 4/1/2019	1,975,880
5,150,000	8.950%, 3/1/2039	5,918,348
	Verizon Wireless Capital, LLC
3,100,000	5.550%, 2/1/2014[e]	3,102,592

	Total Communications Services	115,950,182

Consumer Cyclical (3.6%)
	AOL Time Warner, Inc.
3,100,000	7.700%, 5/1/2032	2,787,632
	Corrections Corporation of America
1,870,000	6.250%, 3/15/2013	1,790,525
	D.R. Horton, Inc.
2,900,000	5.375%, 6/15/2012	2,465,000
	Ford Motor Credit Company, LLC
4,980,000	7.375%, 10/28/2009	4,466,312
	Host Marriott, LP
2,500,000	6.375%, 3/15/2015	1,850,000
	JC Penney & Company, Inc.
1,200,000	7.950%, 4/1/2017	987,053
	Macy’s Retail Holdings, Inc.
4,400,000	7.875%, 7/15/2015	3,247,451
	McDonald’s Corporation
2,900,000	5.800%, 10/15/2017	3,117,854
2,600,000	6.300%, 3/1/2038	2,677,249
	MGM MIRAGE
1,490,000	13.000%, 11/15/2013[e,f]	1,110,050
	Nissan Motor Acceptance Corporation
4,100,000	5.625%, 3/14/2011[e]	3,722,000
	Time Warner, Inc.
3,100,000	5.875%, 11/15/2016	2,933,896
	Viacom, Inc.
3,100,000	6.250%, 4/30/2016	2,721,620
	Wal-Mart Stores, Inc.
3,025,000	5.875%, 4/5/2027	3,013,308

	Total Consumer Cyclical	36,889,950

Consumer Non-Cyclical (7.9%)
	Abbott Laboratories
3,200,000	5.125%, 4/1/2019	3,218,333
	Altria Group, Inc.
3,000,000	9.700%, 11/10/2018	3,265,500
2,500,000	9.950%, 11/10/2038	2,494,770
	AmerisourceBergen Corporation
3,000,000	5.875%, 9/15/2015	2,837,760
	AstraZeneca plc
2,400,000	5.400%, 9/15/2012	2,556,744
	Baxter International, Inc.
3,325,000	5.900%, 9/1/2016	3,508,816
	Bottling Group, LLC
3,750,000	6.950%, 3/15/2014	4,263,866
	Bunge Limited Finance Corporation
4,230,000	5.350%, 4/15/2014	3,530,345

Principal Amount	Long-Term Fixed Income (97.5%)	Value
Consumer Non-Cyclical (7.9%) - continued
	Cargill, Inc.
$6,500,000	5.600%, 9/15/2012[e]	$6,476,495
	Community Health Systems, Inc.
3,600,000	8.875%, 7/15/2015	3,402,000
	Constellation Brands, Inc.
2,500,000	7.250%, 5/15/2017	2,375,000
	Coventry Health Care, Inc.
900,000	5.950%, 3/15/2017	573,016
	General Mills, Inc.
3,500,000	5.650%, 9/10/2012	3,697,292
4,600,000	5.200%, 3/17/2015	4,688,771
	HCA, Inc.
3,740,000	9.625%, 11/15/2016[f]	2,982,650
	Kellogg Company
5,600,000	4.250%, 3/6/2013	5,677,907
	Kroger Company
2,500,000	6.400%, 8/15/2017	2,566,455
1,625,000	6.150%, 1/15/2020	1,607,190
	McKesson Corporation
1,600,000	7.500%, 2/15/2019	1,698,235
	Novartis Securities Investment, Ltd.
2,850,000	5.125%, 2/10/2019	2,893,668
	Pfizer, Inc
3,100,000	5.350%, 3/15/2015	3,270,643
	Pfizer, Inc.
1,900,000	6.200%, 3/15/2019	2,024,864
	Roche Holdings, Inc.
1,900,000	5.000%, 3/1/2014[e]	1,944,701
3,100,000	6.000%, 3/1/2019[e]	3,190,709
	Safeway, Inc.
1,600,000	6.350%, 8/15/2017	1,639,706
	SUPERVALU, Inc.
1,870,000	7.500%, 11/15/2014	1,825,588
	Tenet Healthcare Corporation
1,870,000	10.000%, 5/1/2018[e]	1,809,225
	Wyeth
1,425,000	5.950%, 4/1/2037	1,341,973

	Total Consumer Non-Cyclical	81,362,222

Energy (8.6%)
	Apache Corporation
4,145,000	5.250%, 4/15/2013	4,292,429
	CenterPoint Energy Resources Corporation
6,850,000	6.125%, 11/1/2017	5,896,618
	Chesapeake Energy Corporation
4,370,000	6.500%, 8/15/2017	3,561,550
	Energy Transfer Partners, LP
5,900,000	6.700%, 7/1/2018	5,340,261
	Enterprise Products Operating, LP
3,725,000	5.600%, 10/15/2014	3,444,392
4,000,000	6.300%, 9/15/2017	3,686,892
	EOG Resources, Inc.
3,500,000	5.875%, 9/15/2017	3,543,771
	Halliburton Company
2,200,000	6.150%, 9/15/2019	2,235,479
2,500,000	7.450%, 9/15/2039	2,502,810
	Magellan Midstream Partners, LP
2,700,000	6.450%, 6/1/2014	2,626,007
	Nexen, Inc.
1,100,000	5.650%, 5/15/2017	926,386

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
126

Income Portfolio

Schedule of Investments as of March 31, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (97.5%)	Value
Energy (8.6%) - continued
$3,075,000	6.400%, 5/15/2037	$2,180,996
	Noble Energy, Inc.
3,100,000	8.250%, 3/1/2019	3,175,305
	Oneok Partners, LP
3,250,000	6.850%, 10/15/2037	2,491,268
	ONEOK Partners, LP
1,500,000	8.625%, 3/1/2019	1,513,593
	PetroHawk Energy Corporation
2,200,000	10.500%, 8/1/2014[e,f]	2,189,000
	Pioneer Natural Resources Company
2,500,000	6.875%, 5/1/2018	1,837,530
	Plains All American Pipeline, LP
3,150,000	6.500%, 5/1/2018	2,722,621
	Premcor Refining Group, Inc.
2,500,000	6.125%, 5/1/2011	2,526,730
2,800,000	6.750%, 5/1/2014	2,656,046
	Quicksilver Resources, Inc.
2,500,000	8.250%, 8/1/2015	1,612,500
	Ras Laffan Liquefied Natural Gas Company, Ltd. II
1,750,000	5.298%, 9/30/2020[e]	1,491,980
	Ras Laffan Liquefied Natural Gas Company, Ltd. III
1,600,000	5.832%, 9/30/2016[e]	1,510,192
	Southern Natural Gas Company
3,000,000	5.900%, 4/1/2017[e]	2,614,503
	Transcontinental Gas Pipe Corporation
3,000,000	8.875%, 7/15/2012	3,055,071
900,000	6.400%, 4/15/2016	878,345
	Transocean, Inc.
4,200,000	6.000%, 3/15/2018	3,956,904
	Western Oil Sands, Inc.
5,600,000	8.375%, 5/1/2012	5,859,543
	Williams Companies, Inc.
3,100,000	8.750%, 1/15/2020[e]	3,084,500
	XTO Energy, Inc.
3,100,000	5.300%, 6/30/2015	2,955,298
2,500,000	6.750%, 8/1/2037	2,275,290

	Total Energy	88,643,810

Financials (20.2%)
	Ace INA Holdings, Inc.
1,425,000	5.800%, 3/15/2018	1,287,358
	American Express Centurion Bank
2,800,000	5.550%, 10/17/2012	2,492,020
	American Express Credit Corporation
1,650,000	7.300%, 8/20/2013	1,531,619
	American International Group, Inc.
4,050,000	8.250%, 8/15/2018[e]	1,732,979
	Associates Corporation of North America
3,800,000	6.950%, 11/1/2018	2,942,006
	Australia & New Zealand Banking Group, Ltd.
2,600,000	6.200%, 7/19/2013[e]	2,507,094
	AXA SA
3,900,000	6.463%, 12/14/2018[e]	1,386,021

Principal Amount	Long-Term Fixed Income (97.5%)	Value
Financials (20.2%) - continued
	Bank of America Corporation
$3,000,000	6.000%, 9/1/2017	$2,553,510
4,725,000	8.125%, 5/15/2018	1,937,675
	Bear Stearns Companies, Inc.
2,800,000	6.950%, 8/10/2012	2,851,428
3,800,000	6.400%, 10/2/2017	3,698,334
	BNP Paribas SA
3,350,000	5.186%, 6/29/2015[e]	1,374,941
	Capital One Capital III
2,650,000	7.686%, 8/15/2036	903,359
	Capital One Capital IV
2,400,000	6.745%, 2/17/2037	818,412
	Capital One Financial Corporation
1,500,000	6.150%, 9/1/2016	949,505
	Capmark Financial Group, Inc.
6,000,000	6.300%, 5/10/2017	1,116,168
	Chubb Corporation
3,250,000	5.750%, 5/15/2018	3,209,099
	CIGNA Corporation
4,000,000	6.350%, 3/15/2018	3,523,680
	CIT Group, Inc.
900,000	5.400%, 2/13/2012	580,243
5,005,000	7.625%, 11/30/2012	3,683,835
	Citigroup, Inc.
2,500,000	6.500%, 8/19/2013	2,297,288
3,050,000	8.400%, 4/30/2018	1,723,677
	CME Group, Inc.
6,300,000	5.400%, 8/1/2013	6,389,919
	Corestates Capital Trust I
3,000,000	8.000%, 12/15/2026[e]	2,309,679
	Coventry Health Care, Inc.
1,800,000	5.875%, 1/15/2012	1,419,809
1,500,000	6.125%, 1/15/2015	984,701
	Credit Agricole SA
3,600,000	6.637%, 5/31/2017[e]	1,081,332
	Credit Suisse/New York, NY
4,500,000	6.000%, 2/15/2018	3,924,904
	Endurance Specialty Holdings, Ltd.
4,200,000	6.150%, 10/15/2015	3,313,666
	ERP Operating, LP
2,500,000	5.125%, 3/15/2016	1,972,648
	Fifth Third Bancorp
2,800,000	5.450%, 1/15/2017	2,085,250
	Fifth Third Bank
3,000,000	4.200%, 2/23/2010	2,869,617
	General Electric Capital Corporation
2,800,000	5.625%, 9/15/2017	2,454,094
1,300,000	6.150%, 8/7/2037	961,375
650,000	5.875%, 1/14/2038	464,286
1,550,000	6.875%, 1/10/2039	1,264,165
4,500,000	6.375%, 11/15/2067	2,185,119
	General Motors Acceptance Corporation, LLC
791,000	6.000%, 12/15/2011[e]	538,521
	Goldman Sachs Group, Inc.
5,500,000	5.125%, 1/15/2015	4,956,225
1,600,000	7.500%, 2/15/2019	1,596,501
1,300,000	6.750%, 10/1/2037	879,243

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
127

Income Portfolio

Schedule of Investments as of March 31, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (97.5%)	Value
Financials (20.2%) - continued
	HSBC Capital Funding, LP/Jersey Channel Islands
$4,000,000	9.547%, 6/30/2010[e]	$2,729,492
	HSBC Holdings plc
1,220,000	6.500%, 5/2/2036	1,006,970
2,200,000	6.800%, 6/1/2038	1,870,730
	International Lease Finance Corporation
3,250,000	5.750%, 6/15/2011	2,111,356
3,100,000	5.300%, 5/1/2012	1,776,142
	J.P. Morgan Chase & Company
2,800,000	5.750%, 1/2/2013	2,674,272
6,100,000	7.900%, 4/30/2018	3,920,103
	Keybank National Association
3,250,000	5.500%, 9/17/2012	3,097,413
1,270,000	5.450%, 3/3/2016	1,065,821
	KeyCorp
1,200,000	6.500%, 5/14/2013	1,171,002
	Lehman Brothers Holdings, Inc.
5,500,000	5.625%, 1/24/2013[g]	660,000
	Liberty Property, LP
2,840,000	5.500%, 12/15/2016	1,834,637
	Merrill Lynch & Company, Inc.
5,000,000	5.450%, 2/5/2013	4,098,799
5,000,000	6.875%, 4/25/2018	3,910,464
1,350,000	6.110%, 1/29/2037	670,966
3,000,000	7.750%, 5/14/2038	1,780,872
	MetLife Capital Trust X
3,800,000	9.250%, 4/8/2038[e]	2,128,000
	MetLife, Inc.
3,200,000	6.817%, 8/15/2018	2,747,344
	Mitsubishi UFG Capital Finance, Ltd.
6,730,000	6.346%, 7/25/2016	4,509,099
	Morgan Stanley
8,649,999	6.625%, 4/1/2018	8,247,835
	National City Bank
3,100,000	5.800%, 6/7/2017	2,821,050
	Nationwide Health Properties, Inc.
5,150,000	6.250%, 2/1/2013	4,750,452
	Preferred Term Securities XXIII, Ltd.
5,664,779	1.520%, 6/22/2009[b,c]	2,365,045
	ProLogis
2,670,000	5.500%, 4/1/2012	1,667,124
2,600,000	5.625%, 11/15/2015	1,325,241
2,000,000	6.625%, 5/15/2018	1,013,806
	Prudential Financial, Inc.
2,900,000	6.000%, 12/1/2017	1,915,180
1,095,000	5.900%, 3/17/2036	547,979
1,120,000	5.700%, 12/14/2036	538,056
	Prudential Financial, Inc., Convertible
5,700,000	Zero Coupon, 6/15/2009[b]	5,614,499
	QBE Insurance Group, Ltd.
1,680,000	9.750%, 3/14/2014[e]	1,679,299
	RBS Capital Trust I
3,750,000	5.512%, 9/30/2014	1,500,000
	Regency Centers, LP
2,500,000	5.875%, 6/15/2017	1,677,568
	Regions Financial Corporation
2,300,000	6.375%, 5/15/2012	2,110,388

Principal Amount	Long-Term Fixed Income (97.5%)	Value
Financials (20.2%) - continued
	Reinsurance Group of America, Inc.
$4,785,000	5.625%, 3/15/2017	$3,359,080
	Resona Bank, Ltd.
6,000,000	5.850%, 4/15/2016[e]	3,060,000
	Simon Property Group, LP
2,280,000	5.750%, 12/1/2015	1,760,308
1,250,000	10.350%, 4/1/2019	1,214,849
	SLM Corporation
3,500,000	5.400%, 10/25/2011	2,170,000
	SMFG Preferred Capital GBP 1, Ltd.
3,660,000	6.078%, 1/25/2017[e]	2,239,444
	Swiss RE Capital I, LP
4,200,000	6.854%, 5/25/2016[e]	1,281,000
	Travelers Companies, Inc.
995,000	6.250%, 6/15/2037	910,393
	Travelers Property Casualty Corporation
3,000,000	5.000%, 3/15/2013	2,967,747
	United Health Group
2,500,000	6.500%, 6/15/2037	2,077,393
	Wachovia Bank NA
3,825,000	4.875%, 2/1/2015	3,142,742
	Wachovia Capital Trust III
3,585,000	5.800%, 3/15/2011	1,290,600
	Wachovia Corporation
2,500,000	5.250%, 8/1/2014	2,075,773
	WEA Finance, LLC
3,100,000	7.125%, 4/15/2018[e]	2,421,971
	WellPoint, Inc.
3,500,000	5.000%, 12/15/2014	3,377,350
	Wells Fargo & Company
4,000,000	5.625%, 12/11/2017	3,649,648
	Wells Fargo Capital XIII
3,000,000	7.700%, 3/26/2013	1,428,945
	Willis North America, Inc.
4,600,000	6.200%, 3/28/2017	3,224,255

	Total Financials	209,939,807

Mortgage-Backed Securities (8.0%)
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
10,000,000	4.500%, 4/1/2039[h]	10,218,750
59,750,000	5.500%, 4/1/2039[h]	62,009,267
10,000,000	6.500%, 4/1/2039[h]	10,531,250

	Total Mortgage-Backed Securities	82,759,267

Technology (0.9%)
	Hewlett-Packard Company
3,900,000	4.500%, 3/1/2013	4,010,714
3,000,000	5.500%, 3/1/2018	3,076,287
	International Business Machines Corporation
1,900,000	8.000%, 10/15/2038	2,257,840

	Total Technology	9,344,841

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
128

Income Portfolio

Schedule of Investments as of March 31, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (97.5%)	Value
Transportation (2.8%)
	Burlington Northern Santa Fe Corporation
$2,800,000	7.000%, 12/15/2025	$2,841,009
	Continental Airlines, Inc.
567,459	7.875%, 7/2/2018	309,265
3,250,000	5.983%, 4/19/2022	2,405,000
	Delta Air Lines, Inc.
4,600,000	7.111%, 9/18/2011	4,002,000
	FedEx Corporation
3,354,040	6.845%, 1/15/2019	3,333,111
3,141,341	6.720%, 1/15/2022	2,635,783
	Kansas City Southern de Mexico SA de CV
4,050,000	7.375%, 6/1/2014	3,199,500
	Piper Jaffray Equipment Trust Securities
4,221,055	6.750%, 4/1/2011[c]	3,102,476
	Union Pacific Corporation
4,700,001	5.450%, 1/31/2013	4,710,208
2,600,000	5.700%, 8/15/2018	2,474,779

	Total Transportation	29,013,131

U.S. Government (6.0%)
	Federal Home Loan Banks
7,800,000	3.625%, 10/18/2013	8,135,743
	Federal Home Loan Mortgage Corporation
12,500,000	4.125%, 9/27/2013	13,438,375
5,000,000	5.000%, 12/14/2018	4,827,915
	Federal National Mortgage Association
13,000,000	5.250%, 8/1/2012[i]	13,610,870
	U.S. Treasury Bonds
4,000,000	6.250%, 8/15/2023	5,262,500
	U.S. Treasury Notes
7,200,000	2.750%, 2/28/2013	7,587,000
8,665,000	4.000%, 8/15/2018	9,628,981

	Total U.S. Government	62,491,384

Utilities (6.8%)
	AES Corporation
4,350,000	8.000%, 6/1/2020[e]	3,523,500
	Cleveland Electric Illuminating Company
1,775,000	5.700%, 4/1/2017	1,577,040
	Columbus Southern Power Company
2,400,000	6.050%, 5/1/2018	2,220,307
	Commonwealth Edison Company
2,930,000	5.400%, 12/15/2011	2,936,449
3,500,000	7.500%, 7/1/2013	3,597,801
1,500,000	6.150%, 9/15/2017	1,425,486
	Consolidated Natural Gas Company
1,550,000	5.000%, 12/1/2014	1,495,973
	Dominion Resources, Inc.
2,400,000	8.875%, 1/15/2019[f]	2,717,028
	DTE Energy Company
2,500,000	6.375%, 4/15/2033	1,753,500
	El Paso Corporation
2,170,000	8.250%, 2/15/2016	2,028,950

Principal Amount	Long-Term Fixed Income (97.5%)	Value
Utilities (6.8%) - continued
	Exelon Corporation
$1,245,000	4.900%, 6/15/2015	$1,057,101
	Ferrellgas Partners, LP
1,870,000	6.750%, 5/1/2014[e]	1,570,800
	Florida Power Corporation
2,000,000	6.400%, 6/15/2038	2,089,532
	Illinois Power Company
3,600,000	6.125%, 11/15/2017	3,271,316
	ITC Holdings Corporation
3,000,000	5.875%, 9/30/2016[e]	2,824,755
4,000,000	6.050%, 1/31/2018[e]	3,781,104
	MidAmerican Energy Holdings Company
2,400,000	6.125%, 4/1/2036	2,128,363
3,350,000	6.500%, 9/15/2037	3,097,976
	Nevada Power Company
2,800,000	6.750%, 7/1/2037	2,363,567
	Nisource Finance Corporation
2,800,000	6.400%, 3/15/2018	2,265,640
	NRG Energy, Inc.
1,500,000	7.375%, 2/1/2016	1,395,000
	Ohio Edison Company
1,550,000	6.875%, 7/15/2036	1,362,039
	Power Contract Financing, LLC
693,752	6.256%, 2/1/2010[c]	676,332
	Power Receivables Finance, LLC
2,181,232	6.290%, 1/1/2012[c]	2,134,706
	Progress Energy, Inc.
1,075,000	7.000%, 10/30/2031	992,783
	PSEG Power, LLC
4,800,000	5.000%, 4/1/2014	4,540,434
	Southern Star Central Corporation
3,600,000	6.750%, 3/1/2016	3,006,000
	Southwestern Public Service Company
2,770,000	6.000%, 10/1/2036	2,297,455
	TXU Corporation
995,000	5.550%, 11/15/2014	370,227
	Union Electric Company
2,900,000	6.400%, 6/15/2017	2,786,163
	Virginia Electric and Power Company
1,300,000	5.950%, 9/15/2017	1,353,681
1,300,000	6.350%, 11/30/2037	1,304,995

	Total Utilities	69,946,003

	Total Long-Term Fixed Income (cost $1,195,284,177)	1,009,064,639

Shares	Mutual Funds (1.3%)	Value
Fixed Income Mutual Funds (1.3%)
3,779,609	Thrivent High Yield Fund	13,606,594

	Total Fixed Income Mutual Funds	13,606,594

	Total Mutual Funds (cost $13,300,000)	13,606,594

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
129

Income Portfolio

Schedule of Investments as of March 31, 2009

(unaudited)

Shares	Preferred Stock (<0.1%)	Value
Financials (<0.1%)
359,990	Federal National Mortgage Association, 8.250%	$255,593
167	Preferred Blocker, Inc., 7.000%[e]	33,249

	Total Financials	288,842

	Total Preferred Stock (cost $7,020,736)	288,842

Shares	Collateral Held for Securities Loaned (0.9%)	Value
9,484,333	Thrivent Financial Securities Lending Trust	9,484,333

	Total Collateral Held for Securities Loaned (cost $9,484,333)	9,484,333

Shares or Principal Amount	Short-Term Investments (7.5%)[j]	Value
	Federal Home Loan Bank Discount Notes
12,000,000	0.120%, 4/8/2009	11,999,720
2,000,000	0.276%, 5/14/2009[k]	1,999,340
	Federal Home Loan Mortgage Corporation Discount Notes
10,000,000	0.100%, 4/13/2009	9,999,667
6,595,000	0.070%, 4/27/2009	6,594,667
	Federal National Mortgage Association Discount Notes
15,900,000	0.081%, 4/13/2009	15,899,568
17,750,000	0.406%, 5/14/2009[i,k]	17,741,472
	Jupiter Securitization Company, LLC
9,165,000	0.250%, 4/1/2009[e]	9,165,000
4,011,189	Thrivent Money Market Portfolio	4,011,189

	Total Short-Term Investments (at amortized cost)	77,410,623

	Total Investments (cost $1,311,670,878) 108.0%	$1,118,611,850

	Other Assets and Liabilities, Net (8.0%)	(82,743,122)

	Total Net Assets 100.0%	$1,035,868,728

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.
c

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Income Portfolio owned as of March 31, 2009.

Security	Acquisition Date	Cost
Bear Stearns Commercial Mortgage Securities, Inc.	3/30/2007	$3,000,000
Capitalsource Commercial Loan Trust	4/5/2007	4,263,951
Commercial Mortgage Pass-Through Certificates	5/2/2007	10,000,000
Commercial Mortgage Pass-Through Certificates	10/18/2006	2,000,000
Piper Jaffray Equipment Trust Securities	9/13/2006	4,198,378
Power Contract Financing, LLC	6/11/2003	693,642
Power Receivables Finance, LLC	9/30/2003	2,180,591
Preferred Term Securities XXIII, Ltd.	9/14/2006	5,664,779
Systems 2001 Asset Trust, LLC	6/4/2001	3,109,757
Wachovia Bank Commercial Mortgage Trust	4/25/2007	15,000,702

d	All or a portion of the security is insured or guaranteed.
e

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of March 31, 2009, the value of these investments was $127,077,674 or 12.3% of total net assets.

f	All or a portion of the security is on loan.
g	In bankruptcy.
h	Denotes investments purchased on a when-issued or delayed delivery basis.
i	At March 31, 2009, $4,813,913 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
j	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.
k	At March 31, 2009, $2,269,150 of investments were pledged as collateral with the custodian under the agreement between the counterparty, the custodian and the fund for open swap contracts.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$15,434,110
Gross unrealized depreciation	(208,493,138)

Net unrealized appreciation (depreciation)	$(193,059,028)

Cost for federal income tax purposes	$1,311,670,878

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
130

Income Portfolio

Schedule of Investments as of March 31, 2009

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2009, in valuing Income Portfolio’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Fair Valuation Level	Investments in Securities	Other Financial Instruments*
Level 1	$27,357,709	($2,467,189)
Level 2	1,072,235,400	(282,016)
Level 3	19,018,741	–

Totals (Level 1,2,3)	$1,118,611,850	($2,749,205)

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Income Portfolio as discussed in the Notes to Schedule of Investments.

	Investments in Securities	Other Financial Instruments*
Value December 31, 2008	$47,121,036	$–
Accrued Discounts/Premiums	(5,796)	–
Realized Gain/(Loss)	(1,629,145)	–
Change in Unrealized Gain/(Loss)	4,151,305	–
Net Purchases/Sales	(15,256,366)	–
Transfers In and/or Out of Level 3	(15,362,293)	–

Value March 31, 2009	$19,018,741	$–

*	Other Financial Instruments include Futures, Forwards, Written Options and Swap agreements.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	315	June 2009	$68,252,445	$68,635,545	$383,100
5-Yr. U.S. Treasury Bond Futures	(295)	June 2009	(34,316,046)	(35,035,861)	(719,815)
10-Yr. U.S. Treasury Bond Futures	(975)	June 2009	(116,936,089)	(120,976,177)	(4,040,088)
20-Yr. U.S. Treasury Bond Futures	560	June 2009	70,724,139	72,633,753	1,909,614
Total Futures Contracts					($2,467,189)

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Upfront Payments Received (Made)	Value[3]	Unrealized Gain/(Loss)
CDX IG, Series 10, 5 Year, at 1.55%; Bank of America	Sell	6/20/2013	$9,467,200	$92,931	($374,947)	($282,016)
Total Credit Default Swaps					($374,947)	($282,016)

1

As the buyer of protection, Income Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Income Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.

2	The maximum potential amount of future payments Income Portfolio could be required to make as the seller or receive as the buyer of protection.
3

The market value for credit indices (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. In the case when protection has been sold, the market value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The market value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
131

Income Portfolio

Schedule of Investments as of March 31, 2009

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Income Portfolio, is as follows:

Portfolio	Value December 31, 2008	Gross Purchases	Gross Sales	Shares Held at March 31, 2009	Value March 31, 2009	Income Earned January 1, 2009 - March 31, 2009
High Yield Fund	$–	$13,300,000	$–	3,779,609	$13,606,594	$51,059
Money Market	15,221,153	20,028,957	31,238,921	4,011,189	4,011,189	90,428
Thrivent Financial Securities Lending Trust	37,623,842	93,000,439	121,139,948	9,484,333	9,484,333	62,851
Total Value and Income Earned	52,844,995				27,102,116	204,338

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
132

Bond Index Portfolio

Schedule of Investments as of March 31, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (108.2%)	Value
Asset-Backed Securities (6.0%)
	Americredit Automobile Receivables Trust
$1,233,870	0.598%, 4/6/2009[a,b]	$1,109,142
	Bear Stearns Mortgage Funding Trust
609,959	0.662%, 4/27/2009[b]	110,333
	Countrywide Asset-Backed Certificates
1,319,286	5.549%, 4/25/2036[a]	1,025,755
	Countrywide Home Loans Asset- Backed Securities
746,566	6.085%, 6/25/2021[a]	163,263
	Credit Based Asset Servicing and Securitization, LLC
539,877	0.632%, 4/27/2009[b]	523,960
751,318	5.501%, 12/25/2036	568,162
	Discover Card Master Trust
700,000	5.650%, 3/16/2020	608,275
	First Franklin Mortgage Loan Asset-Backed Certificates
736,548	0.632%, 4/27/2009[b]	685,635
	First Horizon ABS Trust
1,752,029	0.652%, 4/27/2009[a,b]	757,001
1,471,838	0.682%, 4/27/2009[a,b]	357,873
	Ford Credit Floor Plan Master Owner Trust
1,500,000	0.736%, 4/15/2009[b]	1,387,099
	GMAC Mortgage Corporation Loan Trust
2,467,993	0.702%, 4/27/2009[a,b]	659,966
2,034,137	0.702%, 4/27/2009[a,b]	469,159
	Green Tree Financial Corporation
34,381	6.330%, 11/1/2029	24,303
	IndyMac Seconds Asset-Backed Trust
913,039	0.692%, 4/27/2009[a,b]	247,246
	Residential Funding Mortgage Securities II
92,768	0.652%, 4/27/2009[a,b]	91,354
	SLM Student Loan Trust
179,751	1.169%, 4/27/2009[b]	179,558
	Wachovia Asset Securitization, Inc.
1,705,379	0.662%, 4/27/2009[a,b,c]	526,911

	Total Asset-Backed Securities	9,494,995

Basic Materials (0.5%)
	Alcan, Inc.
500,000	5.200%, 1/15/2014	421,515
	Dow Chemical Company
27,000	7.375%, 11/1/2029	17,407
	Potash Corporation of Saskatchewan, Inc.
300,000	7.750%, 5/31/2011	322,387

	Total Basic Materials	761,309

Capital Goods (1.1%)
	General Electric Company
600,000	5.000%, 2/1/2013	600,067
	Honeywell International, Inc.
500,000	5.300%, 3/1/2018	511,017
	John Deere Capital Corporation
350,000	7.000%, 3/15/2012	372,684

Principal Amount	Long-Term Fixed Income (108.2%)	Value
Capital Goods (1.1%) - continued
	Lockheed Martin Corporation
$27,000	6.150%, 9/1/2036	$27,285
	United Technologies Corporation
275,000	6.050%, 6/1/2036	275,276

	Total Capital Goods	1,786,329

Collateralized Mortgage Obligations (4.3%)
	Chase Mortgage Finance Corporation
1,869,704	4.568%, 2/25/2037	1,512,216
	J.P. Morgan Mortgage Trust
1,888,497	5.005%, 7/25/2035	1,196,419
	Merrill Lynch Mortgage Investors, Inc.
1,535,647	4.869%, 6/25/2035	1,097,022
	Thornburg Mortgage Securities Trust
1,209,252	0.612%, 4/27/2009[b]	1,192,691
1,461,995	0.632%, 4/27/2009[b]	1,253,908
	Zuni Mortgage Loan Trust
729,517	0.652%, 4/27/2009[b]	694,357

	Total Collateralized Mortgage Obligations	6,946,613

Commercial Mortgage-Backed Securities (7.6%)
	Banc of America Commercial Mortgage, Inc.
700,000	5.118%, 7/11/2043	658,941
	Bear Stearns Commercial Mortgage Securities, Inc.
2,500,000	0.706%, 4/15/2009[b,c]	1,838,415
1,000,000	5.835%, 9/11/2042	437,920
	Citigroup Commercial Mortgage Trust
10,872	0.626%, 4/15/2009[b,d]	8,949
	Commercial Mortgage Pass- Through Certificates
75,055	0.656%, 4/15/2009[b,d]	74,210
2,500,000	0.686%, 4/15/2009[b,c]	1,308,823
	Credit Suisse First Boston Mortgage Securities Corporation
97,503	3.861%, 3/15/2036	96,694
	Credit Suisse Mortgage Capital Certificates
2,500,000	0.726%, 4/15/2009[b,d]	1,268,037
	Crown Castle International Corporation
1,000,000	5.245%, 11/15/2036[d]	920,000
	General Electric Commercial Mortgage Corporation
800,000	4.641%, 9/10/2013	709,938
	GMAC Commercial Mortgage Securities, Inc.
500,000	4.547%, 12/10/2041	434,903
	Greenwich Capital Commercial Funding Corporation
1,000,000	5.867%, 12/10/2049	431,087
	GS Mortgage Securities Corporation II
2,000,000	0.648%, 4/6/2009[b,d]	1,366,720

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
133

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Schedule of Investments as of March 31, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (108.2%)	Value
Commercial Mortgage-Backed Securities (7.6%) - continued
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
$500,000	4.654%, 1/12/2037	$407,539
1,500,000	5.336%, 5/15/2047	999,529
	LB-UBS Commercial Mortgage Trust
4,891	3.086%, 5/15/2027	4,884
700,000	4.786%, 10/15/2029	548,197
691,313	4.553%, 7/15/2030	680,736

	Total Commercial Mortgage- Backed Securities	12,195,522

Communications Services (2.1%)
	AT&T, Inc.
300,000	6.400%, 5/15/2038	266,913
	BellSouth Corporation
27,000	6.875%, 10/15/2031	25,682
	British Telecom plc
302,000	9.125%, 6/15/2009	274,492
	Cingular Wireless, Inc.
400,000	6.500%, 12/15/2011	421,570
	Cox Communications, Inc.
500,000	7.750%, 11/1/2010	509,103
135,000	6.450%, 12/1/2036[d]	102,591
	France Telecom SA
200,000	7.750%, 3/1/2011	214,198
	News America, Inc.
275,000	6.400%, 12/15/2035	203,731
	SBC Communications, Inc.
275,000	5.875%, 2/1/2012	288,055
	Telecom Italia Capital SA
800,000	5.250%, 10/1/2015	674,523
	Time Warner Cable, Inc.
300,000	7.300%, 7/1/2038	271,071
	Verizon Global Funding Corporation
27,000	7.750%, 12/1/2030	27,509

	Total Communications Services	3,279,438

Consumer Cyclical (1.0%)
	AOL Time Warner, Inc.
27,000	7.625%, 4/15/2031	24,125
	DaimlerChrysler North American Holdings Corporation
27,000	8.500%, 1/18/2031	24,144
	McDonald’s Corporation
325,000	6.300%, 3/1/2038	334,656
	Target Corporation
27,000	7.000%, 7/15/2031	25,922
	Wal-Mart Stores, Inc.
527,000	7.550%, 2/15/2030	622,116
	Walt Disney Company
500,000	5.625%, 9/15/2016	521,665

	Total Consumer Cyclical	1,552,628

Consumer Non-Cyclical (2.1%)
	Boston Scientific Corporation
275,000	7.000%, 11/15/2035	233,750

Principal Amount	Long-Term Fixed Income (108.2%)	Value
Consumer Non-Cyclical (2.1%) - continued
	Bunge Limited Finance Corporation
$600,000	5.350%, 4/15/2014	$500,758
	Coca-Cola HBC Finance BV
475,000	5.125%, 9/17/2013	486,277
	Genentech, Inc.
400,000	4.400%, 7/15/2010	405,749
	GlaxoSmithKline Capital, Inc.
300,000	6.375%, 5/15/2038	302,958
	Kellogg Company
600,000	4.250%, 3/6/2013	608,347
27,000	7.450%, 4/1/2031	31,858
	Kraft Foods, Inc.
27,000	6.500%, 11/1/2031	25,046
	Philip Morris International, Inc.
300,000	6.375%, 5/16/2038	290,535
	Wyeth
550,000	6.000%, 2/15/2036	513,251

	Total Consumer Non-Cyclical	3,398,529

Energy (1.6%)
	Anadarko Finance Company
500,000	6.750%, 5/1/2011	504,526
27,000	7.500%, 5/1/2031	21,088
	Burlington Resources, Inc.
500,000	6.500%, 12/1/2011	538,899
	Conoco, Inc.
27,000	6.950%, 4/15/2029	26,883
	Devon Financing Corporation, ULC
27,000	7.875%, 9/30/2031	27,589
	Energy Transfer Partners, LP
450,000	6.700%, 7/1/2018	407,308
	Petro-Canada
300,000	6.800%, 5/15/2038	225,265
	Valero Energy Corporation
500,000	4.750%, 6/15/2013	455,517
	XTO Energy, Inc.
275,000	6.375%, 6/15/2038	245,013

	Total Energy	2,452,088

Financials (6.4%)
	Abbey National plc
27,000	7.950%, 10/26/2029	23,419
	AIG SunAmerica Global Financing VI
500,000	6.300%, 5/10/2011[d]	381,152
	AXA SA
27,000	8.600%, 12/15/2030	19,040
	BAC Capital Trust XI
275,000	6.625%, 5/23/2036	125,474
	Bank One Corporation
900,000	5.900%, 11/15/2011	882,104
	BNP Paribas SA
1,100,000	5.186%, 6/29/2015[d]	451,473
	Chubb Corporation
600,000	6.500%, 5/15/2038	575,783
	CIGNA Corporation
450,000	6.350%, 3/15/2018	396,414
	Citigroup, Inc.
250,000	4.700%, 5/29/2015	197,611

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
134

Bond Index Portfolio

Schedule of Investments as of March 31, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (108.2%)	Value
Financials (6.4%) - continued
	General Electric Capital Corporation
$500,000	2.200%, 6/8/2012	$503,229
475,000	5.875%, 1/14/2038	339,286
	Goldman Sachs Group, Inc.
950,000	6.600%, 1/15/2012	948,727
	Household Finance Corporation
650,000	6.375%, 11/27/2012	524,844
	HSBC Finance Corporation
350,000	5.000%, 6/30/2015	259,348
	HSBC Holdings plc
300,000	6.800%, 6/1/2038	255,100
	International Lease Finance Corporation
850,000	5.875%, 5/1/2013	455,779
	Marsh & McLennan Companies, Inc.
185,000	5.750%, 9/15/2015	164,947
	Merrill Lynch & Company, Inc.
475,000	5.000%, 2/3/2014	366,202
	MetLife, Inc.
200,000	5.000%, 6/15/2015	164,554
	Morgan Stanley Dean Witter & Company
850,000	6.750%, 4/15/2011	850,654
	Preferred Term Securities XXIII, Ltd.
1,213,881	1.520%, 6/22/2009[b,c]	506,795
	ProLogis Trust
500,000	5.500%, 3/1/2013	296,032
	Prudential Financial, Inc.
275,000	5.700%, 12/14/2036	132,112
	Student Loan Marketing Corporation
500,000	4.000%, 1/15/2010	421,928
	Union Planters Corporation
550,000	4.375%, 12/1/2010	525,692
	Wachovia Bank NA
500,000	4.875%, 2/1/2015	410,816
	Washington Mutual Bank FA
500,000	5.500%, 1/15/2013[e]	50

	Total Financials	10,178,565

Foreign (2.5%)
	African Development Bank
250,000	6.875%, 10/15/2015	294,324
	Codelco, Inc.
300,000	6.375%, 11/30/2012[d]	316,913
	Hydro-Quebec
27,000	8.400%, 1/15/2022	37,406
	Kreditanstalt fuer Wiederaufbau
600,000	3.750%, 6/27/2011	626,052
	Province of Nova Scotia
250,000	7.250%, 7/27/2013	294,056
	Province of Quebec
400,000	4.875%, 5/5/2014	427,770
400,000	7.500%, 7/15/2023	493,268
	Republic of Italy
600,000	6.000%, 2/22/2011	636,448
200,000	4.375%, 6/15/2013	203,421
700,000	5.375%, 6/12/2017	708,682

	Total Foreign	4,038,340

Principal Amount	Long-Term Fixed Income (108.2%)	Value
Mortgage-Backed Securities (35.7%)
	Federal Home Loan Mortgage Corporation Gold 15- Yr. Pass Through
$1,569	7.500%, 12/1/2009	$1,594
4,519	6.500%, 10/1/2012	4,748
3,691	6.500%, 1/1/2013	3,883
6,109	6.000%, 9/1/2013	6,416
10,056	5.500%, 3/1/2014	10,561
22,315	6.000%, 4/1/2014	23,436
8,335	7.000%, 10/1/2014	8,785
13,309	6.500%, 3/1/2016	13,984
22,935	6.000%, 6/1/2016	24,173
30,736	6.000%, 9/1/2016	32,395
268,907	7.000%, 6/1/2017	283,449
452,873	5.500%, 12/1/2017	475,479
	Federal Home Loan Mortgage Corporation Gold 30- Yr. Pass Through
4,869	6.500%, 4/1/2024	5,191
7,124	7.000%, 5/1/2024	7,681
1,332	7.500%, 8/1/2025	1,451
15,553	8.500%, 11/1/2025	17,053
2,476	8.000%, 1/1/2026	2,712
3,474	7.000%, 4/1/2027	3,773
4,078	7.500%, 7/1/2027	4,447
6,864	7.000%, 8/1/2027	7,455
4,192	7.500%, 10/1/2027	4,574
5,167	7.000%, 5/1/2028	5,614
23,711	6.000%, 8/1/2028	25,020
10,925	6.500%, 2/1/2029	11,632
26,132	6.000%, 3/1/2029	27,526
10,732	7.000%, 7/1/2029	11,652
15,802	7.500%, 10/1/2029	17,127
8,460	7.500%, 11/1/2029	9,169
14,359	6.500%, 5/1/2031	15,261
61,477	6.000%, 6/1/2031	64,678
12,558	7.000%, 6/1/2031	13,536
13,084	7.000%, 6/1/2031	14,102
63,532	6.000%, 7/1/2031	66,841
14,303	7.000%, 9/1/2031	15,416
45,001	6.500%, 10/1/2031	47,828
48,674	6.000%, 1/1/2032	51,208
264,612	6.000%, 1/1/2032	278,393
21,195	7.000%, 5/1/2032	22,773
301,495	6.500%, 7/1/2032	320,250
224,187	6.500%, 10/1/2032	238,133
417,996	6.000%, 11/1/2032	439,243
7,000,000	5.000%, 4/1/2039[f]	7,218,750
8,000,000	6.000%, 4/1/2039[f]	8,362,496
	Federal National Mortgage Association Conventional 15- Yr. Pass Through
1,469	6.000%, 4/1/2011	1,539
500	7.500%, 7/1/2011	521
2,221	8.000%, 7/1/2012	2,343
3,961	6.500%, 12/1/2012	4,160
10,119	6.500%, 6/1/2013	10,642
17,398	6.000%, 12/1/2013	18,297
6,000,000	5.000%, 4/1/2024[f]	6,221,250
	Federal National Mortgage Association Conventional 30- Yr. Pass Through
6,093	10.500%, 8/1/2020	6,971

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
135

Bond Index Portfolio

Schedule of Investments as of March 31, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (108.2%)	Value
Mortgage-Backed Securities (35.7%) - continued
$5,504	8.000%, 12/1/2024	$5,979
9,643	7.000%, 10/1/2025	10,402
27,233	6.500%, 11/1/2025	29,042
1,107	8.500%, 12/1/2025	1,216
6,013	7.500%, 1/1/2026	6,516
7,706	6.500%, 5/1/2026	8,218
4,586	8.000%, 9/1/2026	5,002
5,222	7.500%, 2/1/2027	5,662
3,752	7.000%, 3/1/2027	4,053
10,368	6.500%, 8/1/2027	11,056
1,316	7.500%, 11/1/2027	1,428
7,011	9.000%, 11/1/2027	7,759
4,240	7.000%, 1/1/2028	4,578
63,730	7.500%, 2/1/2028	69,145
9,431	6.000%, 5/1/2028	9,942
3,011	6.500%, 9/1/2028	3,210
14,294	7.000%, 10/1/2028	15,438
40,472	7.500%, 11/1/2028	43,886
75,427	6.000%, 12/1/2028	79,520
4,947	7.000%, 12/1/2028	5,343
11,852	6.500%, 2/1/2029	12,639
42,810	6.000%, 3/1/2029	45,134
21,127	7.000%, 3/1/2029	22,824
50,461	6.500%, 4/1/2029	53,686
4,289	6.500%, 8/1/2029	4,563
12,907	7.500%, 8/1/2029	13,994
15,621	7.000%, 10/1/2029	16,876
11,373	7.500%, 12/1/2029	12,330
7,415	8.000%, 4/1/2030	8,060
4,820	7.500%, 12/1/2030	5,219
71,623	6.000%, 5/1/2031	75,331
165,314	6.500%, 4/1/2032	175,463
150,185	6.500%, 5/1/2032	159,406
84,951	7.000%, 5/1/2032	91,491
550,339	6.500%, 7/1/2032	584,128
259,457	6.500%, 8/1/2032	275,387
28,900,000	5.500%, 4/1/2039[f]	29,992,767
	Government National Mortgage Association 15-Yr. Pass Through
127	6.500%, 6/15/2009	128
19,806	7.000%, 9/15/2013	20,871
	Government National Mortgage Association 30-Yr. Pass Through
5,568	7.500%, 3/15/2023	6,003
4,311	7.000%, 1/15/2024	4,612
2,800	9.000%, 9/15/2024	3,033
6,499	8.000%, 6/15/2025	7,052
1,951	8.000%, 9/15/2026	2,118
9,127	7.500%, 3/15/2027	9,837
8,320	7.500%, 10/15/2027	8,968
7,827	7.000%, 11/15/2027	8,396
7,443	7.000%, 1/15/2028	7,987
12,190	6.500%, 7/15/2028	13,010
10,168	7.000%, 8/15/2028	10,911
50,559	7.500%, 11/15/2028	54,519
12,087	6.500%, 12/15/2028	12,900
49,251	6.500%, 3/15/2029	52,440
10,842	6.500%, 4/15/2029	11,544
10,080	8.000%, 10/15/2030	10,966
14,139	7.500%, 1/15/2031	15,215

Principal Amount	Long-Term Fixed Income (108.2%)	Value
Mortgage-Backed Securities (35.7%) - continued
$6,447	7.000%, 4/15/2031	$6,934
28,217	6.500%, 6/15/2031	30,045
23,591	7.000%, 9/15/2031	25,375
285,265	6.500%, 1/15/2032	303,383
39,383	6.500%, 4/15/2032	41,884

	Total Mortgage-Backed Securities	57,030,435

Technology (0.3%)
	International Business Machines Corporation
500,000	4.250%, 9/15/2009	504,246

	Total Technology	504,246

Transportation (0.3%)
	Union Pacific Corporation
500,000	7.000%, 2/1/2016	522,567

	Total Transportation	522,567

U.S. Government (35.4%)
	Federal Farm Credit Bank
1,000,000	5.375%, 7/18/2011	1,082,224
	Federal Home Loan Banks
3,000,000	3.625%, 7/1/2011	3,131,286
1,000,000	3.625%, 5/29/2013	1,052,178
850,000	4.500%, 9/16/2013	924,270
1,000,000	3.625%, 10/18/2013	1,043,044
	Federal Home Loan Mortgage Corporation
550,000	6.000%, 6/15/2011	603,144
1,000,000	5.125%, 7/15/2012	1,101,685
500,000	3.750%, 6/28/2013	530,987
1,700,000	5.125%, 11/17/2017[g]	1,896,627
1,000,000	5.000%, 12/14/2018	965,583
350,000	6.750%, 3/15/2031	466,850
	Federal National Mortgage Association
2,000,000	6.125%, 3/15/2012	2,254,054
1,000,000	5.000%, 4/15/2015	1,121,233
500,000	5.960%, 9/11/2028	603,746
100,000	6.250%, 5/15/2029	125,124
	Resolution Funding Corporation
200,000	8.125%, 10/15/2019	279,056
	Tennessee Valley Authority
250,000	6.000%, 3/15/2013	281,759
	U.S. Treasury Bonds
4,200,000	7.250%, 5/15/2016	5,535,142
3,500,000	5.250%, 11/15/2028	4,305,000
	U.S. Treasury Notes
3,000,000	6.000%, 8/15/2009	3,063,516
2,000,000	3.625%, 1/15/2010	2,048,204
3,250,000	4.375%, 12/15/2010	3,452,238
2,945,000	5.000%, 2/15/2011[g]	3,180,141
4,500,000	4.500%, 11/30/2011	4,914,139
500,000	4.375%, 8/15/2012	552,812
1,000,000	2.875%, 1/31/2013	1,057,812
2,250,000	2.000%, 11/30/2013	2,296,406
2,500,000	4.250%, 8/15/2014	2,829,688
3,175,000	4.500%, 2/15/2016	3,663,156
400,000	4.625%, 2/15/2017	464,750
600,000	4.500%, 5/15/2017	690,797

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
136

Bond Index Portfolio

Schedule of Investments as of March 31, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (108.2%)	Value
U.S. Government (35.4%) - continued
$450,000	3.750%, 11/15/2018[g]	$490,536
	U.S. Treasury Notes, TIPS
500,000	3.500%, 2/15/2039	494,065

	Total U.S. Government	56,501,252

Utilities (1.3%)
	CenterPoint Energy Houston Electric, LLC
400,000	5.600%, 7/1/2023	327,443
	Commonwealth Edison Company
275,000	5.900%, 3/15/2036	225,197
	FirstEnergy Corporation
27,000	7.375%, 11/15/2031	21,972
	National Rural Utilities Cooperative Finance
27,000	8.000%, 3/1/2032	24,958
	Oncor Electric Delivery Company
475,000	6.375%, 1/15/2015	465,726
	Oneok Partners, LP
275,000	6.650%, 10/1/2036	205,848
	Progress Energy, Inc.
400,000	7.000%, 10/30/2031	369,408
	Southern California Edison Company
225,000	5.000%, 1/15/2014	235,912
	Xcel Energy, Inc.
275,000	6.500%, 7/1/2036	244,092

	Total Utilities	2,120,556

	Total Long-Term Fixed Income (cost $189,207,181)	172,763,412

Shares	Collateral Held for Securities Loaned (3.3%)	Value
5,268,781	Thrivent Financial Securities Lending Trust	5,268,781

	Total Collateral Held for Securities Loaned (cost $5,268,781)	5,268,781

Shares or Principal Amount	Short-Term Investments (23.4%)[h]	Value
	Federal Home Loan Bank Discount Notes
4,750,000	0.050%, 4/17/2009	4,749,894
	Federal Home Loan Mortgage Corporation Discount Notes
10,000,000	0.150%, 4/13/2009	9,999,500
4,890,000	0.060%, 4/24/2009	4,889,813
	Federal National Mortgage Association Discount Notes
5,000,000	0.050%, 4/13/2009	4,999,917

Shares or Principal Amount	Short-Term Investments (23.4%)[h]	Value
12,666,088	Thrivent Money Market Portfolio	$12,666,088

	Total Short-Term Investments (at amortized cost)	37,305,212

	Total Investments (cost $231,781,174) 134.9%	$215,337,405
	Other Assets and Liabilities, Net (34.9%)	(55,679,958)

	Total Net Assets 100.0%	$159,657,447

a	All or a portion of the security is insured or guaranteed.
b	Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.
c

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Bond Index Portfolio owned as of March 31, 2009.

Security	Acquisition Date	Cost
Bear Stearns Commercial Mortgage Securities, Inc.	3/30/2007	$2,500,000
Commercial Mortgage Pass- Through Certificates	10/18/2006	2,500,000
Preferred Term Securities XXIII, Ltd.	9/14/2006	1,213,881
Wachovia Asset Securitization, Inc.	3/16/2007	1,705,379

d

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of March 31, 2009, the value of these investments was $4,890,045 or 3.1% of total net assets.

e	Defaulted security.
f	Denotes investments purchased on a when-issued or delayed delivery basis.
g	All or a portion of the security is on loan.
h	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

    Definitions:

TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$5,716,229
Gross unrealized depreciation	(22,159,998)

Net unrealized appreciation (depreciation)	$(16,443,769)

Cost for federal income tax purposes	$231,781,174

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
137

Bond Index Portfolio

Schedule of Investments as of March 31, 2009

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2009, in valuing Bond Index Portfolio’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Fair Valuation Level	Investments in Securities	Other Financial Instruments*
Level 1	$17,934,869	$–
Level 2	195,955,625	–
Level 3	1,446,911	–

Totals (Level 1,2,3)	$215,337,405	$–

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Bond Index Portfolio as discussed in the Notes to Schedule of Investments.

	Investments in Securities	Other Financial Instruments*
Value December 31, 2008	$1,341,715	$–
Accrued Discounts/Premiums	–	–
Realized Gain/(Loss)	–	–
Change in Unrealized Gain/(Loss)	(28,856)	–
Net Purchases/Sales	(5,176)	–
Transfers In and/or Out of Level 3	139,228	–

Value March 31, 2009	$1,446,911	$–

*	Other Financial Instruments include Futures, Forwards, Written Options and Swap agreements.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Bond Index Portfolio, is as follows:

Portfolio	Value December 31, 2008	Gross Purchases	Gross Sales	Shares Held at March 31, 2009	Value March 31, 2009	Income Earned January 1, 2009 - March 31, 2009
Money Market	$12,754,279	$30,102,604	$30,190,795	12,666,088	$12,666,088	$22,577
Thrivent Financial Securities Lending Trust	17,005,159	37,093,316	48,829,694	5,268,781	5,268,781	16,946
Total Value and Income Earned	29,759,438				17,934,869	39,523

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
138

Limited Maturity Bond Portfolio

Schedule of Investments as of March 31, 2009

(unaudited)

Principal Amount	Bank Loans (0.3%)[a]	Value
Utilities (0.3%)
	NRG Energy, Inc., Term Loan
$1,154,373	2.720%, 2/1/2013	$1,035,692
2,163,217	2.720%, 2/1/2013	1,940,816

	Total Utilities	2,976,508

	Total Bank Loans (cost $3,005,275)	2,976,508

Principal Amount	Long-Term Fixed Income (99.0%)	Value
Asset-Backed Securities (23.9%)
	Americredit Automobile Receivables Trust
1,850,806	0.598%, 4/6/2009[b,c]	1,663,713
2,842,477	3.430%, 7/6/2011[b]	2,742,203
4,812,765	5.490%, 7/6/2012[b]	4,656,624
	Bank of America Credit Card Trust
9,500,000	4.070%, 7/16/2012	9,499,696
	BMW Vehicle Lease Trust
9,000,000	4.590%, 8/15/2013	8,806,356
	Cabela’s Master Credit Card Trust
7,500,000	4.310%, 12/16/2013[d]	6,961,065
	Capital Auto Receivables Asset Trust
4,786,061	5.380%, 7/15/2010	4,688,536
5,405,868	4.980%, 5/15/2011	5,411,939
	Carmax Auto Owner Trust
8,250,000	0.956%, 4/15/2009[c]	8,072,947
	CNH Equipment Trust
4,753,759	4.400%, 5/16/2011	4,794,470
3,350,000	7.210%, 12/16/2013	3,350,000
	Countrywide Asset-Backed Certificates
2,638,572	5.549%, 4/25/2036[b]	2,051,511
5,000,000	5.683%, 10/25/2046	3,623,695
	Countrywide Home Loans Asset- Backed Securities
4,479,396	6.085%, 6/25/2021[b]	979,577
	CPL Transition Funding, LLC
1,798,019	5.560%, 1/15/2012	1,831,922
	Credit Acceptance Auto Dealer Loan Trust
672,774	5.320%, 10/15/2012[b,d]	669,456
	Credit Based Asset Servicing and Securitization, LLC
3,606,328	5.501%, 12/25/2036	2,727,177
	DaimlerChrysler Auto Trust
966,102	5.330%, 8/8/2010	968,984
9,500,000	5.000%, 2/8/2012	9,175,138
	Discover Card Master Trust
9,500,000	5.100%, 10/15/2013	9,322,255
	First Franklin Mortgage Loan Asset-Backed Certificates
215,069	5.500%, 3/25/2036[e,f]	22
	First Horizon ABS Trust
1,066,122	0.652%, 4/27/2009[b,c]	531,327
	Ford Credit Auto Owner Trust
3,500,000	5.150%, 11/15/2011	3,453,639
6,500,000	3.960%, 5/15/2013	6,518,915
	GMAC Mortgage Corporation Loan Trust
255,558	0.622%, 4/27/2009[b,c]	226,607
5,758,649	0.702%, 4/27/2009[b,c]	1,539,920

Principal Amount	Long-Term Fixed Income (99.0%)	Value
Asset-Backed Securities (23.9%) - continued
$2,440,964	0.702%, 4/27/2009[b,c]	$562,991
5,500,000	5.750%, 10/25/2036[b]	2,951,404
	Harley Davidson Motorcycle Trust
7,672,760	0.906%, 4/15/2009[c]	7,484,355
1,198,387	5.240%, 1/15/2012	1,191,715
909,893	3.200%, 5/15/2012	879,181
	Honda Auto Receivables Owner Trust
4,000,000	4.470%, 1/18/2012	4,048,876
	Household Credit Card Master Note Trust
4,065,000	5.100%, 6/15/2012	4,052,187
	Household Home Equity Loan Trust
6,500,000	5.320%, 3/20/2036	5,907,863
3,500,000	5.660%, 3/20/2036	3,206,252
	Merna Re, Ltd.
7,500,000	2.970%, 6/30/2009[c,d]	6,909,000
	Merrill Auto Trust Securitization
9,000,000	5.500%, 3/15/2012	9,136,053
	Mortgage Equity Conversion Asset Trust
6,684,529	0.900%, 4/25/2009[c,e]	6,303,511
6,737,829	0.920%, 4/25/2009[c,e]	6,344,340
	Nissan Auto Receivables Owner Trust
6,000,000	5.030%, 5/16/2011	6,094,428
6,500,000	4.280%, 7/15/2013	6,546,768
6,000,000	4.740%, 8/17/2015	6,021,648
	Nomura Asset Acceptance Corporation
180,247	0.662%, 4/27/2009[c,d]	152,209
	PG&E Energy Recovery Funding, LLC
99,038	3.870%, 6/25/2011	99,436
	Popular ABS Mortgage Pass- Through Trust
383,707	4.000%, 12/25/2034	359,640
	Renaissance Home Equity Loan Trust
4,665,000	5.608%, 5/25/2036	3,797,935
	Residential Asset Mortgage Products, Inc.
1,554,756	4.547%, 12/25/2034	974,818
	Residential Asset Securities Corporation
1,618,392	5.010%, 4/25/2033	874,024
	Residential Funding Mortgage Securities
1,059,310	4.470%, 7/25/2018[b]	977,014
	Santander Drive Auto Receivables Trust
1,496,006	5.050%, 9/15/2011[b]	1,479,577
	SLM Student Loan Trust
269,627	1.169%, 4/27/2009[c]	269,337
	USAA Auto Owner Trust
7,000,000	4.500%, 10/15/2013	7,030,625
	Wachovia Asset Securitization, Inc.
2,131,724	0.662%, 4/27/2009[b,c,e]	658,639
	Wachovia Auto Loan Owner Trust
2,020,357	5.230%, 8/22/2011[d]	2,027,824

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
139

Limited Maturity Bond Portfolio

Schedule of Investments as of March 31, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (99.0%)	Value
Asset-Backed Securities (23.9%) - continued
	Wachovia Auto Owner Trust
$9,500,000	4.810%, 9/20/2012	$9,738,450
	Washington Mutual Master Note Trust
9,000,000	0.586%, 4/15/2009[c,d]	8,190,000

	Total Asset-Backed Securities	218,537,794

Basic Materials (1.1%)
	ArcelorMittal
2,000,000	5.375%, 6/1/2013	1,552,420
	E.I. Du Pont de Nemours & Company
3,350,000	5.875%, 1/15/2014	3,541,338
	Lubrizol Corporation
2,400,000	4.625%, 10/1/2009	2,413,678
	Nucor Corporation
2,700,000	5.000%, 6/1/2013	2,825,599

	Total Basic Materials	10,333,035

Capital Goods (4.8%)
	Boeing Company
4,000,000	5.000%, 3/15/2014	4,100,232
	Caterpillar Financial Services Corporation
1,000,000	4.850%, 12/7/2012	985,629
3,350,000	6.200%, 9/30/2013	3,353,216
	General Dynamics Corporation
2,350,000	5.250%, 2/1/2014	2,506,167
	Honeywell International, Inc.
3,350,000	3.875%, 2/15/2014	3,378,773
	Illinois Tool Works, Inc.
3,350,000	5.150%, 4/1/2014[d]	3,367,494
	Ingersoll-Rand Global Holding Company, Ltd.
2,000,000	9.500%, 4/15/2014	1,999,840
	John Deere Capital Corporation
2,500,000	4.400%, 7/15/2009	2,514,155
1,700,000	5.350%, 1/17/2012	1,746,109
10,000,000	2.875%, 6/19/2012	10,255,850
	Litton Industries, Inc.
3,350,000	8.000%, 10/15/2009	3,450,775
	Lockheed Martin Corporation
2,750,000	4.121%, 3/14/2013	2,839,438
	Textron Financial Corporation
2,100,000	5.125%, 2/3/2011	1,513,287
	Waste Management, Inc.
2,350,000	6.375%, 3/11/2015	2,350,291

	Total Capital Goods	44,361,256

Collateralized Mortgage Obligations (5.3%)
	American Home Mortgage Assets Trust
4,480,563	2.553%, 4/1/2009[c]	1,329,971
	Banc of America Mortgage Securities, Inc.
2,433,139	4.805%, 9/25/2035	1,840,556
	Bear Stearns Adjustable Rate Mortgage Trust
2,880,711	4.625%, 8/25/2010[c]	1,738,633

Principal Amount	Long-Term Fixed Income (99.0%)	Value
Collateralized Mortgage Obligations (5.3%) - continued
	Chase Mortgage Finance Corporation
$3,739,407	4.568%, 2/25/2037	$3,024,432
	Chaseflex Trust
4,454,602	6.500%, 2/25/2035	3,339,210
	Countrywide Alternative Loan Trust
3,310,765	5.500%, 2/25/2036	2,053,111
3,354,364	6.000%, 1/25/2037	2,547,764
	Countrywide Home Loans, Inc.
3,484,955	5.321%, 3/20/2036	1,613,715
3,352,043	5.787%, 9/20/2036	1,238,282
	Deutsche Alt-A Securities, Inc.
5,754,425	2.593%, 4/1/2009[c]	2,292,199
	HomeBanc Mortgage Trust
2,513,223	5.975%, 4/25/2037	1,305,534
	Impac CMB Trust
1,513,357	0.782%, 4/27/2009[c]	588,996
1,064,975	0.842%, 4/27/2009[c]	395,984
	J.P. Morgan Alternative Loan Trust
5,469,299	5.802%, 3/25/2036	2,725,904
	J.P. Morgan Mortgage Trust
4,532,392	5.005%, 7/25/2035	2,871,407
	Merrill Lynch Mortgage Investors, Inc.
3,378,423	4.869%, 6/25/2035	2,413,448
	Residential Accredit Loans, Inc.
2,384,411	5.596%, 9/25/2035	1,337,087
	Thornburg Mortgage Securities Trust
2,046,793	0.632%, 4/27/2009[c]	1,755,471
	Wachovia Mortgage Loan Trust, LLC
3,067,559	5.564%, 5/20/2036	1,901,129
	Washington Mutual Alternative Loan Trust
4,499,797	2.553%, 4/1/2009[c]	1,450,984
	Washington Mutual Mortgage Pass-Through Certificates
6,676,368	2.383%, 4/1/2009[c]	2,063,946
4,783,386	2.513%, 4/1/2009[c]	1,513,143
1,673,347	0.812%, 4/25/2009[c]	686,845
1,647,770	4.834%, 9/25/2035	1,186,841
	Washington Mutual, Inc.
4,915,443	2.373%, 4/1/2009[c]	1,527,588
4,542,740	2.453%, 4/1/2009[c]	1,449,862
	Wells Fargo Mortgage Backed Securities Trust
862,886	4.950%, 3/25/2036	542,437
1,450,417	5.093%, 3/25/2036	938,595

	Total Collateralized Mortgage Obligations	47,673,074

Commercial Mortgage-Backed Securities (10.2%)
	Banc of America Commercial Mortgage, Inc.
5,135,000	5.001%, 9/10/2010	4,841,838
188,201	4.037%, 11/10/2039	187,764
	Banc of America Large Loan Trust
5,878,761	0.666%, 4/15/2009[c,d]	4,674,291

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
140

Limited Maturity Bond Portfolio

Schedule of Investments as of March 31, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (99.0%)	Value
Commercial Mortgage-Backed Securities (10.2%) - continued
$7,000,000	0.766%, 4/15/2009[c,d]	$4,917,066
	Bear Stearns Commercial Mortgage Securities, Inc.
4,000,000	0.706%, 4/15/2009[c,e]	2,941,464
1,941,934	3.869%, 2/11/2041	1,939,349
7,311,568	5.422%, 9/11/2042	7,151,920
	Chase Commercial Mortgage Securities Corporation
3,500,000	7.928%, 7/15/2032	3,449,239
	Citigroup Commercial Mortgage Trust
8,698	0.626%, 4/15/2009[c,d]	7,159
	Commercial Mortgage Pass- Through Certificates
90,065	0.656%, 4/15/2009[c,d]	89,052
8,000,000	0.736%, 4/15/2009[c,e]	4,354,648
	Credit Suisse First Boston Mortgage Securities Corporation
6,000,000	4.609%, 2/15/2038	5,706,822
7,472,619	3.382%, 5/15/2038	7,313,938
	Crown Castle International Corporation
6,500,000	5.245%, 11/15/2036[d]	5,980,000
	General Electric Commercial Mortgage Corporation
1,909,725	4.591%, 7/10/2045	1,897,447
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
447,606	2.790%, 1/12/2039	443,665
9,100,000	5.198%, 12/15/2044	8,352,553
	LB-UBS Commercial Mortgage Trust
875,391	4.207%, 11/15/2027	864,570
3,791,105	4.567%, 6/15/2029	3,787,307
9,060,000	4.187%, 8/15/2029	8,885,015
1,129,590	4.741%, 9/15/2040	1,126,143
	TIAA Real Estate CDO, Ltd.
8,000,000	5.806%, 8/15/2039	6,826,496
	Wachovia Bank Commercial Mortgage Trust
5,184,570	3.894%, 11/15/2035	5,173,013
	Washington Mutual Asset Securities Corporation
2,367,589	3.830%, 1/25/2035[d]	2,293,079

	Total Commercial Mortgage-Backed Securities	93,203,838

Communications Services (4.2%)
	Alltel Corporation
2,675,000	7.000%, 7/1/2012	2,786,157
3,400,000	6.500%, 11/1/2013	3,469,955
	Ameritech Capital Funding Corporation
2,800,000	6.250%, 5/18/2009	2,802,214
	AT&T, Inc.
1,250,000	4.950%, 1/15/2013	1,268,069
2,700,000	6.700%, 11/15/2013	2,883,746
	British Telecom plc
2,000,000	8.625%, 6/15/2009[g]	2,081,456

Principal Amount	Long-Term Fixed Income (99.0%)	Value
Communications Services (4.2%) - continued
	Comcast Cable Communications, Inc.
$2,100,000	6.875%, 6/15/2009	$2,113,312
	Cox Communications, Inc.
1,760,000	7.875%, 8/15/2009	1,783,693
1,400,000	4.625%, 1/15/2010	1,386,717
	GTE Corporation
2,450,000	7.510%, 4/1/2009	2,450,000
	Rogers Cable, Inc.
2,620,000	7.875%, 5/1/2012	2,746,428
	Telecom Italia Capital SA
1,400,000	6.200%, 7/18/2011	1,374,806
	Thomson Reuters Corporation
2,000,000	5.950%, 7/15/2013	1,953,534
	Time Warner Cable, Inc.
2,400,000	5.400%, 7/2/2012	2,318,270
3,350,000	7.500%, 4/1/2014[h]	3,415,620
	Verizon Communications, Inc.
1,350,000	4.350%, 2/15/2013	1,339,139
	Verizon Wireless Capital, LLC
2,000,000	5.550%, 2/1/2014[d]	2,001,672

	Total Communications Services	38,174,788

Consumer Cyclical (2.5%)
	CVS Caremark Corporation
2,700,000	1.561%, 6/1/2009[c]	2,601,680
	CVS Corporation
2,800,000	4.000%, 9/15/2009	2,803,405
	Ford Motor Credit Company, LLC
4,000,000	7.375%, 10/28/2009	3,587,400
	McDonald’s Corporation
2,725,000	4.300%, 3/1/2013	2,835,057
	Nissan Motor Acceptance Corporation
2,800,000	4.625%, 3/8/2010[d]	2,646,137
	SLM Private Credit Student Loan Trust
1,940,072	1.330%, 6/15/2009[c]	1,855,721
	Wal-Mart Stores, Inc.
1,300,000	3.000%, 2/3/2014	1,295,364
	Walt Disney Company
5,400,000	1.153%, 4/16/2009[c]	5,332,856

	Total Consumer Cyclical	22,957,620

Consumer Non-Cyclical (5.5%)
	Abbott Laboratories
2,350,000	5.125%, 4/1/2019	2,363,463
	Altria Group, Inc.
2,700,000	8.500%, 11/10/2013	2,928,285
	AstraZeneca plc
1,375,000	5.400%, 9/15/2012	1,464,801
	Baxter International, Inc.
1,350,000	4.000%, 3/1/2014	1,372,239
	Bottling Group, LLC
3,350,000	6.950%, 3/15/2014	3,809,054
	Cargill, Inc.
2,000,000	5.200%, 1/22/2013[d]	1,956,908
	Diageo Capital plc
3,000,000	5.200%, 1/30/2013	3,047,763
	Eli Lilly & Company
2,650,000	3.550%, 3/6/2012	2,707,433

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
141

Limited Maturity Bond Portfolio

Schedule of Investments as of March 31, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (99.0%)	Value
Consumer Non-Cyclical (5.5%) - continued
	H. J. Heinz Company
$3,300,000	15.590%, 12/1/2011[d]	$3,740,847
	Kellogg Company
2,750,000	5.125%, 12/3/2012	2,905,782
	Kroger Company
2,475,000	7.250%, 6/1/2009	2,488,756
	McKesson Corporation
2,000,000	6.500%, 2/15/2014	2,068,688
	Novartis Capital Corporation
3,350,000	4.125%, 2/10/2014	3,423,348
	Pfizer, Inc.
3,350,000	4.450%, 3/15/2012	3,440,963
	Philip Morris International, Inc.
3,700,000	6.875%, 3/17/2014	4,004,447
	President and Fellows of Harvard College
5,000,000	5.000%, 1/15/2014[d]	5,239,850
	Roche Holdings, Inc.
3,500,000	5.000%, 3/1/2014[d]	3,582,345

	Total Consumer Non-Cyclical	50,544,972

Energy (3.1%)
	BP Capital Markets plc
3,350,000	3.125%, 3/10/2012	3,363,792
	ConocoPhillips
2,500,000	4.750%, 2/1/2014	2,600,385
	Energy Transfer Partners, LP
2,000,000	6.000%, 7/1/2013	1,890,982
	Enterprise Products Operating, LP
1,000,000	4.625%, 10/15/2009	994,100
2,700,000	9.750%, 1/31/2014	2,966,768
	Hess Corporation
2,000,000	7.000%, 2/15/2014	2,055,062
	Marathon Oil Corporation
2,000,000	6.500%, 2/15/2014	2,030,560
	Occidental Petroleum Corporation
2,000,000	7.000%, 11/1/2013	2,232,992
	ONEOK Partners, LP
650,000	8.625%, 3/1/2019	655,890
	Premcor Refining Group, Inc.
2,100,000	6.125%, 5/1/2011	2,122,453
	Ras Laffan Liquefied Natural Gas Company, Ltd. III
1,250,000	5.832%, 9/30/2016[d]	1,179,838
	Sempra Energy
3,400,000	7.950%, 3/1/2010	3,509,276
	Transocean, Inc.
1,350,000	5.250%, 3/15/2013	1,353,391
	Western Oil Sands, Inc.
1,350,000	8.375%, 5/1/2012	1,412,569

	Total Energy	28,368,058

Financials (20.9%)
	Allstate Life Global Funding Trust
2,000,000	5.375%, 4/30/2013	1,934,546
	American Express Centurion Bank
2,000,000	5.200%, 11/26/2010	1,918,516
	American Express Company
10,000,000	3.150%, 12/9/2011	10,332,820
3,350,000	5.875%, 5/2/2013	2,941,226

Principal Amount	Long-Term Fixed Income (99.0%)	Value
Financials (20.9%) - continued
	Australia & New Zealand Banking Group, Ltd.
$3,350,000	6.200%, 7/19/2013[d]	$3,230,295
	Bank of America Corporation
10,000,000	2.100%, 4/30/2012	10,020,320
	Bank of New York Mellon Corporation
3,400,000	4.950%, 11/1/2012	3,470,346
	BB&T Corporation
870,000	6.500%, 8/1/2011	878,153
	Bear Stearns Companies, Inc.
2,000,000	4.550%, 6/23/2010	1,974,084
	Berkshire Hathaway Finance Corporation
4,500,000	4.000%, 4/15/2012[d,i]	4,493,066
1,350,000	5.000%, 8/15/2013	1,388,271
	Capmark Financial Group, Inc.
1,650,000	5.875%, 5/10/2012	326,936
	CIT Group, Inc.
2,400,000	5.200%, 11/3/2010	1,935,948
1,000,000	7.625%, 11/30/2012	736,031
	Citigroup, Inc.
3,400,000	5.125%, 2/14/2011	3,121,921
10,000,000	2.125%, 4/30/2012	10,033,680
2,000,000	5.500%, 4/11/2013	1,757,144
	CME Group, Inc.
2,700,000	5.400%, 8/1/2013	2,738,537
	Corestates Capital Trust I
700,000	8.000%, 12/15/2026[d]	538,925
	Credit Suisse New York, NY
2,000,000	5.000%, 5/15/2013	1,932,562
	Fifth Third Bancorp
1,325,000	6.250%, 5/1/2013	1,265,085
	General Electric Capital Corporation
2,100,000	5.200%, 2/1/2011	2,091,900
10,000,000	2.200%, 6/8/2012	10,064,570
2,000,000	4.800%, 5/1/2013	1,874,340
	Goldman Sachs Group, Inc.
2,100,000	6.875%, 1/15/2011	2,122,149
10,000,000	3.250%, 6/15/2012	10,437,820
1,350,000	7.500%, 2/15/2019	1,347,048
	Goldman Sachs Group, Inc., Convertible
5,000,000	1.000%, 1/31/2015[j]	4,042,200
2,500,000	1.000%, 5/7/2015[j]	1,971,425
	HSBC USA, Inc.
10,000,000	3.125%, 12/16/2011	10,334,180
	International Lease Finance Corporation
2,050,000	5.750%, 6/15/2011	1,331,778
3,350,000	5.000%, 9/15/2012	1,821,522
	J.P. Morgan Chase & Company
3,350,000	6.750%, 2/1/2011	3,414,963
1,600,000	5.600%, 6/1/2011	1,615,504
10,000,000	3.125%, 12/1/2011	10,360,790
	Keybank National Association
10,000,000	3.200%, 6/15/2012[h]	10,381,260
	Lehman Brothers Holdings E- Capital Trust I
3,500,000	2.026%, 8/19/2065[h,k]	350
	Lehman Brothers Holdings, Inc.
1,700,000	5.250%, 2/6/2012[k]	216,750

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
142

Limited Maturity Bond Portfolio

Schedule of Investments as of March 31, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (99.0%)	Value
Financials (20.9%) - continued
	Lincoln National Corporation
$1,200,000	5.650%, 8/27/2012	$541,618
	Merrill Lynch & Company, Inc.
2,000,000	6.150%, 4/25/2013	1,681,194
	Metropolitan Life Global Funding
2,680,000	5.125%, 4/10/2013[d]	2,447,620
	Monumental Global Funding, Ltd.
1,330,000	5.500%, 4/22/2013[d]	1,209,134
	Morgan Stanley
1,350,000	5.050%, 1/21/2011	1,327,316
1,350,000	5.250%, 11/2/2012[h]	1,266,994
	Nations Bank Capital Trust IV
6,300,000	8.250%, 4/15/2027	2,733,746
	Northern Trust Company
2,000,000	5.500%, 8/15/2013	2,093,196
	Protective Life Secured Trust
2,000,000	4.000%, 10/7/2009	1,986,012
	Prudential Financial, Inc., Convertible
4,575,000	Zero Coupon, 6/15/2009[c]	4,506,375
	Simon Property Group, LP
3,300,000	4.600%, 6/15/2010	3,111,596
	State Street Capital Trust II
2,000,000	8.250%, 12/29/2049	1,184,000
	Swedbank AB
10,000,000	2.800%, 2/10/2012[d]	10,036,660
	UnitedHealth Group, Inc.
2,000,000	5.500%, 11/15/2012	1,996,974
	Wachovia Capital Trust III
700,000	5.800%, 3/15/2011	252,000
	Wachovia Corporation
2,000,000	5.500%, 5/1/2013	1,844,106
	Wells Fargo & Company
2,000,000	1.420%, 6/15/2009[c]	1,980,864
10,000,000	2.125%, 6/15/2012	10,043,110
675,000	4.375%, 1/31/2013	629,134

	Total Financials	191,268,610

Foreign (0.5%)
	Corporacion Andina de Fomento
5,000,000	5.750%, 1/12/2017	4,166,810

	Total Foreign	4,166,810

Mortgage-Backed Securities (2.6%)
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
9,000,000	5.000%, 4/1/2024[i]	9,331,875
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
14,000,000	6.500%, 4/1/2039[i]	14,743,750

	Total Mortgage-Backed Securities	24,075,625

Technology (0.6%)
	Hewlett-Packard Company
2,700,000	4.500%, 3/1/2013	2,776,648
	Sun Microsystems, Inc.
700,000	7.650%, 8/15/2009[h]	703,500

Principal Amount	Long-Term Fixed Income (99.0%)	Value
Technology (0.6%) - continued
	Xerox Corporation
$2,100,000	5.500%, 5/15/2012	$1,818,747

	Total Technology	5,298,895

Transportation (1.3%)
	Delta Air Lines, Inc.
1,375,000	7.111%, 9/18/2011	1,196,250
	FedEx Corporation
1,300,000	3.500%, 4/1/2009	1,298,752
	Norfolk Southern Corporation
3,125,000	6.200%, 4/15/2009	3,126,134
	Northwest Airlines, Inc.
2,400,000	6.841%, 4/1/2011	2,160,000
	Union Pacific Corporation
1,150,000	6.125%, 1/15/2012	1,193,594
800,000	5.450%, 1/31/2013	801,737
2,000,000	5.125%, 2/15/2014	1,987,282

	Total Transportation	11,763,749

U.S. Government (9.4%)
	Federal Farm Credit Bank
10,000,000	2.250%, 4/24/2012	9,985,950
	Federal Home Loan Banks
7,500,000	3.625%, 10/18/2013[h]	7,822,830
	Federal National Mortgage Association
10,000,000	4.625%, 5/1/2013	10,223,400
	U.S. Treasury Notes
18,000,000	2.125%, 1/31/2010	18,231,336
1,525,000	2.750%, 2/28/2013	1,606,969
	U.S. Treasury Notes, TIPS
15,063,731	2.000%, 7/15/2014[h]	15,553,302
21,221,011	2.500%, 7/15/2016[h]	22,679,955

	Total U.S. Government	86,103,742

U.S. Municipals (0.8%)
	Denver, Colorado City & County Airport Revenue Bonds
5,500,000	5.250%, 11/15/2032	5,577,110
	Houston, Texas Utility System Revenue Bonds
1,350,000	5.000%, 5/15/2011[c]	1,401,273

	Total U.S. Municipals	6,978,383

Utilities (2.3%)
	Centerpoint Energy Houston Electric, LLC
1,300,000	7.000%, 3/1/2014	1,355,731
	Cleveland Electric Illuminating Company
625,000	7.430%, 11/1/2009	630,282
	Duke Energy Carolinas, LLC
2,700,000	5.750%, 11/15/2013	2,876,402
	Electricite de France
3,000,000	5.500%, 1/26/2014[d]	3,184,566
	National Rural Utilities Cooperative Finance Corporation
2,650,000	5.500%, 7/1/2013	2,671,873
	Oncor Electric Delivery Company
2,700,000	5.950%, 9/1/2013[d]	2,615,781

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
143

Limited Maturity Bond Portfolio

Schedule of Investments as of March 31, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (99.0%)	Value
Utilities (2.3%) - continued
	Power Receivables Finance, LLC
$344,405	6.290%, 1/1/2012[e]	$337,059
	Progress Energy, Inc.
3,350,000	6.050%, 3/15/2014	3,374,308
	Public Service Company of Colorado
670,000	7.875%, 10/1/2012	749,761
	Virginia Electric & Power Company
2,000,000	4.500%, 12/15/2010	2,030,718
1,360,000	5.100%, 11/30/2012	1,392,781

	Total Utilities	21,219,262

	Total Long-Term Fixed Income (cost $992,519,191)	905,029,511

Shares	Mutual Funds (0.6%)	Value
Fixed Income Mutual Funds (0.6%)
1,517,045	Thrivent High Yield Fund	5,461,364

	Total Fixed Income Mutual Funds	5,461,364

	Total Mutual Funds (cost $5,400,000)	5,461,364

Shares	Preferred Stock (0.1%)	Value
Financials (0.1%)
94,063	Credit Suisse XLF Equity-Linked
	Note, Convertible, 11.100%[j,l]	826,814
148,505	Federal National Mortgage
	Association, 8.250%	105,438

	Total Financials	932,252

	Total Preferred Stock (cost $4,300,657)	932,252

Contracts	Options Purchased (<0.1%)	Value
	Call on 10-Yr. U.S. Treasury Bond Futures
130	$125.50, expires 4/24/2009	$65,000
	Put on 10-Yr. U.S. Treasury Bond Futures
220	$119.50, expires 4/25/2009	20,625

	Total Options Purchased (cost $539,487)	85,625

Shares	Collateral Held for Securities Loaned (6.4%)	Value
58,476,363	Thrivent Financial Securities Lending Trust	58,476,363

	Total Collateral Held for Securities Loaned (cost $58,476,363)	58,476,363

Shares or Principal Amount	Short-Term Investments (2.4%)[m]	Value
	Federal Home Loan Bank Discount Notes
5,565,000	0.150%, 4/3/2009	$5,564,954
800,000	0.310%, 5/14/2009[n]	799,704
	Federal National Mortgage Association Discount Notes
7,400,000	0.407%, 5/14/2009[n,o]	7,396,448
7,980,605	Thrivent Money Market Portfolio	7,980,605

	Total Short-Term Investments (at amortized cost)	21,741,711

	Total Investments (cost $1,085,982,684) 108.8%	$994,703,334

	Other Assets and Liabilities, Net (8.8%)	(80,314,237)

	Total Net Assets 100.0%	$914,389,097

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the security is insured or guaranteed.
c	Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.
d

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of March 31, 2009, the value of these investments was $94,341,339 or 10.3% of total net assets.

e

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Limited Maturity Bond Portfolio owned as of March 31, 2009.

Security	Acquisition Date	Cost
Bear Stearns Commercial Mortgage Securities, Inc.	3/30/2007	$4,000,000
Commercial Mortgage Pass- Through Certificates	5/2/2007	8,000,000
First Franklin Mortgage Loan Asset-Backed Certificates	4/19/2006	214,738
Mortgage Equity Conversion Asset Trust
Mortgage Equity Conversion	2/14/2007	6,684,529
Asset Trust	1/18/2007	6,737,829
Power Receivables Finance, LLC	9/30/2003	344,304
Wachovia Asset Securitization, Inc.	3/16/2007	2,131,724

f	Defaulted security.
g	Denotes step coupon bonds for which the current interest rate and next scheduled reset date are shown.
h	All or a portion of the security is on loan.
i	Denotes investments purchased on a when-issued or delayed delivery basis.
j	These securities are Equity-Linked Structured Securities.
k	In bankruptcy.
l	Non-income producing security.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
144

Limited Maturity Bond Portfolio

Schedule of Investments as of March 31, 2009

(unaudited)

m	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.
n	At March 31, 2009, $4,138,101 of investments were pledged as collateral with the custodian under the agreement between the counterparty, the custodian and the fund for open swap contracts.
o	At March 31, 2009, $2,298,896 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:
TIPS	- Treasury Inflation Protected Security.
LIBOR	- London Interbank Offered Rate.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$13,969,545
Gross unrealized depreciation	(105,248,895)

Net unrealized appreciation (depreciation)	$(91,279,350)

Cost for federal income tax purposes	$1,085,982,684

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2009, in valuing Limited Maturity Bond Portfolio’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Fair Valuation Level	Investments in Securities	Other) Financial Instruments*

Level 1	$72,109,395	($2,822,402)
Level 2	889,760,760	(1,212,273)
Level 3	32,833,179	–

Totals (Level 1,2,3)	$994,703,334	($4,034,675)

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Limited Maturity Bond Portfolio as discussed in the Notes to Schedule of Investments.

	Investments in Securities	Other Financial Instruments*

Value December 31, 2008	$41,301,594	$–
Accrued		–
Discounts/Premiums	(6,912)	–
Realized Gain/(Loss)	(2,208,132)	–
Change in Unrealized
Gain/(Loss)	2,560,457	–
Net Purchases/Sales	(2,712,357)	–
Transfers In and/or Out of
Level 3	(6,101,471)	–

Value March 31, 2009	$32,833,179	$–

*	Other Financial Instruments include Futures, Forwards, Written Options and Swap agreements.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(55)	June 2009	($11,894,441)	($11,983,984)	($89,543)
5-Yr. U.S. Treasury Bond Futures	(995)	June 2009	(115,743,947)	(118,171,802)	(2,427,855)
10-Yr. U.S. Treasury Bond Futures	(325)	June 2009	(40,016,666)	(40,325,392)	(308,726)
20-Yr. U.S. Treasury Bond Futures	35	June 2009	4,535,888	4,539,610	3,722
Total Futures Contracts					($2,822,402)

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Upfront Payments Received (Made)	Value[3]	Unrealized Gain/(Loss)
CDX HY, Series 10, 5 Year, at	Sell	6/20/2013	$1,309,500	$103,582	($358,574)	($254,992)
5.00%; Bank of America
CDX HY, Series 11, 5 Year, at	Sell	12/20/2013	2,134,000	685,481	(664,310)	21,171
5.00%; Bank of America
CDX HY, Series 11, 5 Year, at	Sell	12/20/2013	8,730,000	1,436,423	(2,717,633)	(1,281,210)
5.00%; Bank of America
CDX IG, Series 10, 5 Year, at	Sell	6/20/2013	4,880,000	47,903	(193,272)	(145,369)
1.55%; Bank of America
Total Credit Default Swaps					($3,933,789)	($1,660,400)

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
145

Limited Maturity Bond Portfolio

Schedule of Investments as of March 31, 2009

(unaudited)

Interest Rate Swaps and Counterparty	Fund Receives	Fund Pays	Termination Date	Notional Principal Amount	Upfront Payments Received (Made)	Value	Unrealized Gain/(Loss)
Bank of America, N.A., 2 Year	5.306%	3 Month LIBOR	6/29/2009	$30,000,000	N/A	$294,652	$294,652
Bank of America, N.A., 2 Year	5.275%	3 Month LIBOR	5/29/2009	24,000,000	N/A	153,475	153,475
Total Interest Rate Swaps						$448,127	$448,127

1

As the buyer of protection, Limited Maturity Bond Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Limited Maturity Bond Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.

2	The maximum potential amount of future payments Limited Maturity Bond Portfolio could be required to make as the seller or receive as the buyer of protection.
3

The market value for credit indices (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. In the case when protection has been sold, the market value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The market value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Limited Maturity Bond Portfolio , is as follows:

Portfolio	Value December 31, 2008	Gross Purchases	Gross Sales	Shares Held at March 31, 2009	Value March 31, 2009	Income Earned January 1, 2009 - March 31, 2009
High Yield Fund	$–	$5,400,000	$–	1,517,045	$5,461,364	$13,414
Money Market	1,334,891	40,805,426	34,159,712	7,980,605	7,980,605	30,940
Thrivent Financial Securities Lending Trust	105,038,013	93,918,344	140,479,994	58,476,363	58,476,363	90,383
Total Value and Income Earned	106,372,904				71,918,332	134,737

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
146

Mortgage Securities Portfolio

Schedule of Investments as of March 31, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (118.9%)	Value
Asset-Backed Securities (15.7%)
	Americredit Automobile Receivables Trust
$1,233,870	0.598%, 4/6/2009[a,b]	$1,109,142
	Credit Based Asset Servicing and Securitization, LLC
431,901	0.632%, 4/27/2009[b]	419,168
240,422	5.501%, 12/25/2036	181,812
	First Horizon ABS Trust
700,811	0.652%, 4/27/2009[a,b]	302,800
1,177,470	0.682%, 4/27/2009[a,b]	286,298
	Ford Credit Floor Plan Master Owner Trust
1,500,000	0.736%, 4/15/2009[b]	1,387,100
	GMAC Mortgage Corporation Loan Trust
1,627,310	0.702%, 4/27/2009[a,b]	375,328
	Residential Funding Mortgage Securities
264,828	4.470%, 7/25/2018[a]	244,253
	Residential Funding Mortgage Securities II
46,384	0.652%, 4/27/2009[a,b]	45,677
	SLM Student Loan Trust
179,752	1.169%, 4/27/2009[b]	179,558
	Wachovia Asset Securitization, Inc.
852,690	0.662%, 4/27/2009[a,b,c]	263,455

	Total Asset-Backed Securities	4,794,591

Collateralized Mortgage Obligations (23.6%)
	Banc of America Mortgage Securities, Inc.
695,183	4.805%, 9/25/2035	525,873
	Chaseflex Trust
204,349	5.590%, 9/25/2036	200,752
	Countrywide Alternative Loan Trust
331,076	5.500%, 2/25/2036	205,311
268,349	6.000%, 1/25/2037	203,821
	Countrywide Home Loans
401,168	0.612%, 4/27/2009[b]	381,373
	Credit Suisse First Boston Mortgage Securities Corporation
45,133	1.262%, 4/27/2009[b]	22,477
	GSAA Home Equity Trust
288,324	4.316%, 11/25/2034	235,935
	Impac CMB Trust
504,452	0.782%, 4/27/2009[b]	196,332
88,849	0.842%, 4/27/2009[b]	33,037
	J.P. Morgan Alternative Loan Trust
246,300	0.592%, 4/25/2009[b]	218,561
391,065	5.810%, 5/25/2036	260,322
	J.P. Morgan Mortgage Trust
237,284	6.500%, 1/25/2035	166,840
	MASTR Alternative Loans Trust
302,223	6.500%, 5/25/2034	257,834
	Merrill Lynch Mortgage Investors, Inc.
967,458	4.869%, 6/25/2035	691,124

Principal Amount	Long-Term Fixed Income (118.9%)	Value
Collateralized Mortgage Obligations (23.6%) - continued
	MLCC Mortgage Investors, Inc.
$240,356	0.852%, 4/25/2009[b]	$166,038
	Residential Accredit Loans, Inc.
288,235	5.500%, 12/25/2034	204,421
268,246	5.596%, 9/25/2035	150,422
	Thornburg Mortgage Securities Trust
1,269,714	0.612%, 4/27/2009[b]	1,252,326
	Washington Mutual Mortgage Pass-Through Certificates
309,200	5.871%, 8/25/2046	241,353
	Washington Mutual, Inc.
404,993	6.063%, 10/25/2036	281,147
	Wells Fargo Mortgage Backed Securities Trust
621,278	4.950%, 3/25/2036	390,555
430,068	5.240%, 4/25/2036	258,474
395,968	5.500%, 4/25/2036	292,151
565,287	6.000%, 7/25/2037	375,563

	Total Collateralized Mortgage Obligations	7,212,042

Commercial Mortgage-Backed Securities (12.0%)
	Commercial Mortgage Pass- Through Certificates
60,044	0.656%, 4/15/2009[b,d]	59,368
	GMAC Commercial Mortgage Securities, Inc.
230,000	4.547%, 12/10/2041	200,055
	Greenwich Capital Commercial Funding Corporation
500,000	5.867%, 12/10/2049	215,544
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
400,000	4.302%, 1/15/2038	343,608
1,000,000	5.819%, 6/15/2049	687,760
	LB-UBS Commercial Mortgage Trust
921,751	4.553%, 7/15/2030	907,647
	TIAA Real Estate CDO, Ltd.
500,000	5.806%, 8/15/2039	426,656
	Wachovia Bank Commercial Mortgage Trust
2,000,000	0.676%, 4/15/2009[b,c]	841,656

	Total Commercial Mortgage- Backed Securities	3,682,294

Mortgage-Backed Securities (64.9%)
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
3,200,000	6.000%, 4/1/2039[e]	3,344,998
	Federal National Mortgage Association
1,564,383	6.000%, 8/1/2024	1,647,054
	Federal National Mortgage Association Conventional 30- Yr. Pass Through
1,500,000	4.500%, 4/1/2039[e]	1,532,813
10,500,000	5.500%, 4/1/2039[e]	10,897,026

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
147

Mortgage Securities Portfolio

Schedule of Investments as of March 31, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (118.9%)	Value
Mortgage-Backed Securities (64.9%) - continued
$2,300,000	6.500%, 4/1/2039[e]	$2,422,188

	Total Mortgage-Backed Securities	19,844,079

U.S. Government (2.7%)
	U.S. Treasury Notes
100,000	4.875%, 4/30/2011[f]	108,367
	U.S. Treasury Notes, TIPS
679,491	2.500%, 7/15/2016	726,206

	Total U.S. Government	834,573

	Total Long-Term Fixed Income (cost $42,653,842)	36,367,579

Contracts	Options Purchased (<0.1%)	Value
	Call on 10-Yr. U.S. Treasury Bond Futures
5	$125.50, expires 4/24/2009	$2,500
	Put on 10-Yr. U.S. Treasury Bond Futures
5	$119.50, expires 4/25/2009	469

	Total Options Purchased (cost $13,546)	2,969

Shares or Principal Amount	Short-Term Investments (38.5%)[g]	Value
	Federal Home Loan Bank Discount Notes
3,000,000	0.120%, 4/8/2009	2,999,930
2,085,000	0.050%, 4/17/2009	2,084,954
	Federal Home Loan Mortgage Corporation Discount Notes
4,000,000	0.080%, 4/27/2009	3,999,769
2,700,000	0.100%, 4/27/2009	2,699,805
898	Thrivent Money Market Portfolio	898

	Total Short-Term Investments (at amortized cost)	11,785,356

	Total Investments (cost $54,452,744) 157.4%	$48,155,904

	Other Assets and Liabilities, Net (57.4%)	(17,568,644)

	Total Net Assets 100.0%	$30,587,260

a	All or a portion of the security is insured or guaranteed.
b	Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.
c

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Mortgage Securities Portfolio owned as of March 31, 2009.

Security	Acquisition Date	Cost
Wachovia Asset Securitization, Inc.	3/16/2007	$852,690
Wachovia Bank Commercial Mortgage Trust	2/28/2007	2,000,209

d

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of March 31, 2009, the value of these investments was $59,368 or 0.2% of total net assets.

e	Denotes investments purchased on a when-issued or delayed delivery basis.
f	At March 31, 2009, $108,367 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
g	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

    Definitions:

TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$391,794
Gross unrealized depreciation	(6,688,634)

Net unrealized appreciation (depreciation)	$(6,296,840)

Cost for federal income tax purposes	$54,452,744

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
148

Mortgage Securities Portfolio

Schedule of Investments as of March 31, 2009

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2009, in valuing Mortgage Securities Portfolio’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Fair Valuation Level	Investments in Securities	Other Financial Instruments*
Level 1	$3,867	$18,500
Level 2	47,888,582	–
Level 3	263,455	–

Totals (Level 1,2,3)	$48,155,904	$18,500

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Mortgage Securities Portfolio as discussed in the Notes to Schedule of Investments.

	Investments in Securities	Other Financial Instruments*
Value December 31, 2008	$–	$–
Accrued Discounts/Premiums	–	–
Realized Gain/(Loss)	–	–
Change in Unrealized Gain/(Loss)	(59,557)	–
Net Purchases/Sales	–	–
Transfers In and/or Out of Level 3	323,012	–

Value March 31, 2009	$263,455	$–

*	Other Financial Instruments include Futures, Forwards, Written Options and Swap agreements.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
10-Yr. U.S. Treasury Bond Futures	5	June 2009	$601,890	$620,390	$18,500
Total Futures Contracts					$18,500

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Mortgage Securities Portfolio , is as follows:

Portfolio	Value December 31, 2008	Gross Purchases	Gross Sales	Shares Held at March 31, 2009	Value March 31, 2009	Income Earned January 1, 2009 - March 31, 2009
Money Market	$896	$2	$–	898	$898	$3
Total Value and Income Earned	896				898	3

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
149

Money Market Portfolio

Schedule of Investments as of March 31, 2009

(unaudited)

Principal Amount	Certificates of Deposit (0.3%)[a]	Value
Banking-Domestic (0.3%)
	Bank of New York Mellon
$1,830,000	5.410%, 5/15/2009	$1,832,793

	Total Banking-Domestic	1,832,793

	Total Certificates of Deposit	1,832,793

Principal Amount	Commercial Paper (66.3%)[a]	Value
Banking-Domestic (5.9%)
	Rabobank USA Finance Corporation
8,025,000	0.490%, 4/3/2009[b]	8,024,781
9,550,000	0.730%, 6/15/2009[b]	9,535,476
8,000,000	0.740%, 7/23/2009[b]	7,981,418
	River Fuel Company No. 2, Inc.
2,190,000	1.250%, 4/30/2009[b]	2,187,795
	River Fuel Company No. 3, Inc.
9,570,000	1.221%, 4/30/2009[b]	9,560,587
	River Fuel Trust No. 1
3,580,000	2.160%, 4/30/2009[b]	3,573,771

	Total Banking-Domestic	40,863,828

Finance (34.0%)
	Barton Capital Corporation
9,500,000	0.750%, 4/8/2009[b]	9,498,615
7,800,000	0.450%, 4/13/2009[b]	7,798,830
7,950,000	0.450%, 4/17/2009[b]	7,948,410
	Barton Capital, LLC
6,400,000	0.730%, 5/21/2009[b]	6,393,511
	BNP Paribas Financial
21,000,000	0.278%, 4/1/2009[b]	21,000,000
	Bryant Illinois Park Fund
6,400,000	0.470%, 4/17/2009[b]	6,398,663
9,600,000	0.470%, 4/20/2009[b]	9,597,619
4,630,000	0.750%, 5/21/2009[b]	4,625,177
	Falcon Asset Securitization Corporation
16,000,000	0.250%, 4/1/2009[b]	16,000,000
	General Electric Capital Corporation
8,000,000	0.650%, 6/29/2009[b]	7,987,144
9,600,000	0.620%, 7/20/2009[b]	9,581,813
	Jupiter Securitization Corporation
9,600,000	0.300%, 4/6/2009[b]	9,599,600
	Old Line Funding Corporation
8,000,000	0.350%, 4/7/2009[b]	7,999,533
8,000,000	0.350%, 4/9/2009[b]	7,999,378
9,490,000	0.450%, 4/20/2009[b]	9,487,746
8,000,000	0.600%, 7/15/2009[b]	7,986,000
	Park Avenue Receivables Corporation
8,125,000	0.300%, 4/6/2009[b]	8,124,662
	Ranger Funding Company, LLC
16,000,000	0.250%, 4/1/2009[b]	16,000,000
	Thunder Bay Funding, Inc.
3,200,000	0.300%, 4/1/2009[b]	3,200,000
5,900,000	0.650%, 6/4/2009[b]	5,893,182
9,600,000	0.700%, 6/15/2009[b]	9,586,000
7,350,000	0.600%, 6/23/2009[b]	7,339,833
	Toyota Motor Credit
7,540,000	0.910%, 10/30/2009	7,540,000
9,650,000	0.910%, 11/2/2009	9,650,000

Principal Amount	Commercial Paper (66.3%)[a]	Value
Finance (34.0%) - continued
	Yorktown Capital, LLC
$17,680,000	0.250%, 4/1/2009[b]	$17,680,000

	Total Finance	234,915,716

U.S. Government (23.3%)
	Federal Home Loan Bank Discount Notes
5,420,000	2.565%, 4/14/2009	5,414,980
2,550,000	2.000%, 4/16/2009	2,547,875
4,110,000	1.150%, 12/4/2009	4,077,571
	Federal Home Loan Banks
19,020,000	3.750%, 8/18/2009	19,239,796
	Federal Home Loan Mortgage Corporation Discount Notes
8,030,000	1.800%, 5/18/2009	8,011,130
3,190,000	2.150%, 5/26/2009	3,179,521
9,600,000	0.540%, 7/29/2009	9,582,864
4,800,000	0.560%, 9/1/2009	4,788,576
1,280,000	0.640%, 9/14/2009	1,276,223
4,840,000	0.700%, 9/21/2009	4,823,719
6,400,000	0.630%, 9/23/2009	6,380,400
5,270,000	0.700%, 10/23/2009	5,248,993
4,955,000	0.680%, 11/9/2009	4,934,222
3,200,000	1.100%, 2/26/2010	3,200,000
	Federal National Mortgage Association
9,600,000	0.560%, 9/9/2009	9,575,957
	Federal National Mortgage Association Discount Notes
3,200,000	2.000%, 4/22/2009	3,196,267
3,011,000	2.870%, 5/1/2009	3,003,798
8,010,000	1.730%, 5/20/2009	7,991,139
1,920,000	0.530%, 8/5/2009	1,916,439
4,600,000	0.540%, 9/8/2009	4,588,960
16,050,000	0.610%, 9/14/2009	16,004,834
6,450,000	0.680%, 9/15/2009	6,429,654
9,650,000	0.660%, 9/21/2009	9,619,382
15,400,000	0.602%, 9/25/2009	15,354,383

	Total U.S. Government	160,386,683

U.S. Municipal (3.1%)
	Alaska Housing Financing Corporation
5,100,000	2.950%, 4/13/2009	5,094,985
9,675,000	2.250%, 4/23/2009	9,661,697
6,400,000	1.570%, 6/9/2009	6,380,742

	Total U.S. Municipal	21,137,424

	Total Commercial Paper	457,303,651

Principal Amount	U.S. Government (2.2%)[a]	Value
	Federal Home Loan Mortgage Corporation Discount Notes
15,400,000	0.593%, 9/30/2009	15,353,802

	Total U.S. Government	15,353,802

Principal Amount	Variable Rate Notes (31.3%)[a]	Value
Banking-Domestic (9.9%)
	Bank of America Corporation
5,000,000	1.436%, 5/6/2009[c]	5,000,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
150

Money Market Portfolio

Schedule of Investments as of March 31, 2009

(unaudited)

Principal Amount	Variable Rate Notes (31.3%)[a]	Value
Banking-Domestic (9.9%) - continued
	Bank of America NA
$4,860,000	1.625%, 4/3/2009[c,d]	$4,860,000
	Barclays Bank plc NY
4,880,000	1.678%, 5/11/2009[c]	4,880,000
	Branch Banking and Trust Company
6,485,000	1.666%, 6/4/2009[c]	6,485,000
	Deutsche Bank AG/NY
6,470,000	1.457%, 6/22/2009[c]	6,470,000
	HSBC Bank USA NA
3,175,000	1.433%, 6/10/2009[c]	3,169,363
	J.P. Morgan Chase & Company
6,380,000	1.362%, 7/1/2009[b,c]	6,380,000
	Royal Bank of Canada NY
6,490,000	1.735%, 4/1/2009[c]	6,490,000
	Svenska Handelsbanken NY
9,770,000	1.600%, 5/26/2009[c]	9,770,000
	Wachovia Bank
4,870,000	1.635%, 4/6/2009[b,c]	4,870,000
	Wells Fargo & Company
4,136,000	0.556%, 4/3/2009[c]	4,140,991
5,775,000	0.706%, 4/15/2009[c,d]	5,775,000

	Total Banking-Domestic	68,290,354

Banking-Foreign (3.5%)
	ING Bank NV
6,480,000	1.496%, 6/26/2009[c,d]	6,480,000
	Royal Bank of Canada
4,850,000	1.538%, 5/15/2009[c,d]	4,850,000
	Societe Generale
4,880,000	1.676%, 6/4/2009[c,d]	4,880,000
	Svenska Handelsbanken AB
8,100,000	1.509%, 4/27/2009[c,d]	8,100,000

	Total Banking-Foreign	24,310,000

Brokerage (1.4%)
	Citigroup Funding, Inc.
9,610,000	1.274%, 4/30/2009[b,c]	9,615,847

	Total Brokerage	9,615,847

Consumer Cyclical (1.7%)
	American Honda Finance Corporation
8,770,000	1.541%, 4/8/2009[c,d]	8,770,000
3,240,000	1.290%, 4/14/2009[c,d]	3,240,000

	Total Consumer Cyclical	12,010,000

U.S. Government (14.8%)
	Federal Home Loan Banks
4,800,000	0.680%, 4/1/2009[c]	4,800,000
4,800,000	0.800%, 4/1/2009[c]	4,800,000
4,800,000	0.533%, 4/9/2009[c]	4,800,000
6,400,000	0.653%, 4/21/2009[c]	6,400,000
7,380,000	0.980%, 5/1/2009[c]	7,380,297
8,030,000	1.371%, 5/18/2009[c]	8,030,000
4,330,000	1.071%, 5/20/2009[c]	4,319,668
	Federal Home Loan Mortgage Corporation
4,800,000	0.610%, 4/1/2009[c]	4,800,000
6,400,000	0.710%, 4/1/2009[c]	6,400,000
6,415,000	0.441%, 4/7/2009[c]	6,414,852
9,050,000	0.489%, 4/20/2009[c]	9,040,196

Principal Amount	Variable Rate Notes (31.3%)[a]	Value
U.S. Government (14.8%) - continued
$12,480,000	0.526%, 4/20/2009[c]	$12,472,831
8,000,000	1.244%, 6/3/2009[c]	7,997,418
6,395,000	1.193%, 6/24/2009[c]	6,393,248
	Federal National Mortgage Association
8,000,000	1.244%, 4/13/2009[c]	7,995,704

	Total U.S. Government	102,044,214

	Total Variable Rate Notes	216,270,415

	Total Investments (at amortized cost) 100.1%	$690,760,661

	Other Assets and Liabilities, Net (0.1)%	(476,670)

	Total Net Assets 100.0%	$690,283,991

a	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.
b	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank or institution.
c	Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.
d

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of March 31, 2009, the value of these investments was $46,955,000 or 6.8% of total net assets.

Cost for federal income tax purposes	$ 690,760,661

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2009, in valuing Money Market Portfolio’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Fair Valuation Level	Investments in Securities	Other Financial Instruments*
Level 1	$–	$–
Level 2	690,760,661	–
Level 3	–	–

Totals (Level 1,2,3)	$690,760,661	$–

*	Other Financial Instruments include Futures, Forwards, Written Options and Swap agreements.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
151

Notes to Schedule of Investments

As of March 31, 2009

(unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments – Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day unless otherwise stated below. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Trustees. The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price. Swaps are valued using pricing sources approved by the Board of Trustees and the change in value, if any, is recorded as unrealized gains or losses. Mutual funds are valued at the net asset value at the close of each business day.

For all Portfolios, other than Money Market Portfolio, short-term securities with maturities of 60 days or less are valued at amortized cost. Securities held by Money Market Portfolio are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The market values of the securities held in Money Market Portfolio are determined once per week using prices supplied by the Portfolios’ independent pricing service. Money Market Portfolio and the Portfolios’ investment adviser follow procedures necessary to maintain a constant net asset value of $1.00 per share.

All securities for which market values are not readily available or deemed unreliable are appraised at fair value as determined in good faith under the direction of the Board of Trustees.

In September 2006, the FASB issued FASB Statement No. 157 – Fair Value Measurements (FAS 157). The objective of the statement is to improve the consistency and comparability of fair value measurements used in financial reporting. FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value requirements. Various inputs are summarized in three broad levels: Level 1 includes quoted prices in active markets for identical securities; Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk; and Level 3 includes significant unobservable inputs such as the

Portfolio’s own assumptions and broker evaluations in determining the fair value of investments.

Fair Valuation of International Securities – Because many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Portfolios, under the supervision of the Board of Trustees, evaluates the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets. The Board of Trustees has authorized the investment adviser to make fair valuation determinations pursuant to policies approved by the Board of Trustees.

Foreign Currency Forward Contracts – In connection with purchases and sales of securities denominated in foreign currencies all Portfolios, except Money Market Portfolio, may enter into forward currency contracts. Additionally, the Portfolios may enter into such contracts to hedge certain other foreign currency denominated investments. These contracts are recorded at market value and the related realized and unrealized foreign exchange gains and losses are included in the Statement of Operations. In the event that counterparties fail to settle these forward contracts, the Portfolios could be exposed to foreign currency fluctuations. Foreign currency contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time a forward contract is closed. These contracts are over-the-counter and the Portfolio is exposed to counterparty risk equal to the discounted net amount of payments to the Portfolio. This risk is partially mitigated by the Portfolio’s collateral posting requirements. As the foreign currency contract increases in value to the Portfolio, the Portfolio receives collateral from the counterparty.

Options – All Portfolios, with the exception of Money Market Portfolio, may buy put and call options and write put and covered call options. The Portfolios intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Portfolios may also enter into options contracts to protect against adverse foreign exchange rate fluctuations. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Buying put options tends to decrease a Portfolio’s exposure to the underlying security while buying call options tends to

152

Notes to Schedule of Investments

As of March 31, 2009

(unaudited)

increase a Portfolio’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid and have no significant counterparty risk as the exchange guarantees the contract against default. Writing put options tends to increase a Portfolio’s exposure to the underlying security while writing call options tends to decrease a Portfolio’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an unfavorable change in the price of the underlying security. The counterparty risk for written options arises when the Portfolio has purchased an option, exercised that option, and the counterparty doesn’t buy or sell the Portfolio’s underlying asset as required. In the case where the Portfolio has sold an option, the Portfolio doesn’t have counterparty risk. Counterparty risk on written options is partially mitigated by the Portfolio’s collateral posting requirements. As the written option increases in value to the portfolio, the Portfolio receives collateral from the counterparty. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities.

Futures Contracts – Certain Portfolios may use futures contracts to manage the exposure to interest rate, market and currency fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the broker. Additional securities held by the Portfolios may be earmarked to cover open futures contracts. The futures contract’s daily change in value (“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, the realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.

Swap Agreements – Certain Portfolios enter into swap transactions, which involve swapping one or more investment characteristics of a security or a basket of securities with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Portfolio is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Portfolio is contractually entitled to receive. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities. If there is a default by the counterparty, the Portfolio may have contractual remedies pursuant to the agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded. Swap agreements are valued at fair value of the contract as provided by an independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities, recent trades, recovery rates and other factors it deems relevant in determining valuations. Periodic payments and receipts and payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses on the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held with the Fund’s custodian, or third party, in connection with these agreements. These swap agreements are over-the-counter and the Portfolio is exposed to counterparty risk, which is the discounted net amount of payments owed to the Portfolio. This risk is partially mitigated by the Portfolio’s collateral posting requirements. As the swap increases in value to the Portfolio, the Portfolio receives collateral from the counterparty.

Credit Default Swaps – A credit default swap is a swap agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a credit default swap transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a credit default swap is said to buy protection whereas a seller of a credit default swap is said to sell protection. The Portfolios may be either the protection seller or the protection buyer.

Certain Portfolios enter into credit default derivative contracts directly through credit default swaps (CDS) or through credit default swap indices (CDX Indices). CDX indices are static portfolios of equally weighted credit default swaps referencing corporate bonds and/or loans designed to provide diversified credit exposure to these asset classes. Portfolios sell default protection and assume long-risk positions in individual credits or the indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost efficient and diversified structure. In the event that a position would default, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any given CDX index held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract the maximum

153

Notes to Schedule of Investments

As of March 31, 2009

(unaudited)

potential amount of future payments would be the notional amount. For CDS the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which would include reduction in interest or principal, maturity extension and subordination to other obligations. Refer to the credit default swap tables located within the fund’s Schedule of Investments for additional information as of March 31, 2009.

Total Rate of Return Swaps – A total rate of return swap is a swap agreement in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset plus any capital gains and losses over the payment period. The underlying asset is typically an index, loan or a basket of assets. Total rate of return swaps provide the Portfolios with the additional flexibility of gaining or reducing exposure to a market or securities index by using the most cost-effective vehicle available.

Interest Rate Swaps – An interest rate swap is a swap agreement between two parties to exchange cash flows based on the difference between two interest rates. Typically, one party pays a fixed-rate for a specific period while the other pays a variable-rate based on an underlying index for the same period. Interest rate swaps allow the Portfolios to manage exposure to interest rate fluctuations.

Additional information for the Portfolios’ policy regarding valuation of investments and other significant accounting policies can be obtained by referring to the Portfolios’ most recent annual or semiannual shareholder report.

154

Item 2.     Controls and Procedures

(a) Registrant’s President and Treasurer have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Registrant’s President and Treasurer are aware of no change in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 3.     Exhibits

Separate certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: May 28, 2009	THRIVENT SERIES FUND, INC.

	By:	/s/ Russell W. Swansen
Russell W. Swansen
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: May 28, 2009

	By:	/s/ Russell W. Swansen
Russell W. Swansen
President

Date: May 28, 2009

	By:	/s/ Gerard V. Vaillancourt
Gerard V. Vaillancourt
Treasurer